UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05083

 NAME OF REGISTRANT:                     VAN ECK WORLDWIDE INSURANCE TRUST




 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 99 Park Avenue
                                         New York, NY 10016

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Bruce J. Smith
                                         99 Park Avenue
                                         New York, NY 10016

 REGISTRANT'S TELEPHONE NUMBER:          1-800-826-2333

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2007 - 06/30/2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

******************************* FORM N-Px REPORT *******************************

VAN ECK WORLDWIDE EMERGING MARKETS FUND
--------------------------------------------------------------------------------------------------------------------------
 AFRICAN BANK INVESTMENTS LTD                                                                Agenda Number:  701584092
--------------------------------------------------------------------------------------------------------------------------
    Security:  S01035112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  ZAE000030060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the annual financial statements for               Non-Voting
       YE 30 SEP 2007

       To consider all and any matters of the Company            Non-Voting
       which, in terms of the Company's Articles of
       Association, do not constitute special business
       of the Company

O.1.1  Re-elect Mr. Gordon Schachat as a Director of             Mgmt          For                            For
       the Company, who retires in accordance with
       the Company's Articles of Association

O.1.2  Re-elect Mr. Mutle Constantine Mogase as a Director       Mgmt          For                            For
       of the Company, who retires in accordance with
       the Company's Articles of Association

O.1.3  Re-elect Mr. Nicholas Adams as a Director of              Mgmt          For                            For
       the Company, who retires in accordance with
       the Company's Articles of Association

O.1.4  Re-elect Mr. Mpho Elizabeth Kolekile Nkeli as             Mgmt          For                            For
       a Director of the Company, who retires in accordance
       with the Company's Articles of Association

O.1.5  Re-elect Mr. David Farring Woollam as a Director          Mgmt          For                            For
       of the Company, who retires in accordance with
       the Company's Articles of Association

O.2    Re-appoint Deloitte & Touche as the Auditors              Mgmt          For                            For
       of the Company and authorize the Directors
       to determine their remuneration of the Auditors

S.1    Approve and sanction, for the purpose and in              Mgmt          For                            For
       accordance with the provisions of Section 38(2A)(b)
       of the Companies Act, 61 of 1973, as amended,
       [the Companies Act] the granting of loans to
       certain Employees of the ABIL Group on the
       following specified terms

S.2    Authorize the Directors of the Company, as a              Mgmt          For                            For
       general approval contemplated in Sections 85
       to 89 of the Act, the acquisitions by the Company,
       and/or any subsidiary of the Company, from
       time to time of the issued ordinary shares
       of the Company, upon such terms and conditions
       and in such amounts, but subject to the Articles
       of Association of the Company, the provisions
       of the Act and the JSE Listings Requirements,
       when applicable, and provided that: the repurchase
       of shares being effected through the main order
       book operated by the trading system of the
       JSE Limited [the JSE] and being done without
       any poor understanding or arrangement between
       the Company and the counterparty; the aggregate
       percentage of issued shares in the Company
       which the Company together with any of its
       subsidiaries may acquire during anyone FY under
       this general authority shall not exceed 3%
       of the Company's issued ordinary share capital;
       when the Company, together with its subsidiaries,
       has cumulatively repurchased 3% of the initial
       number of the relevant class of securities
       an announcement will be made; subject always
       to the limitation as specified, the aggregate
       percentage of issued shares in the Company
       which the Company's subsidiaries may hold as
       treasury stock, at any time, shall not exceed
       10% of the Company's issued share capital for
       each class of shares; repurchases must not
       be made at a price greater than 10% above the
       weighted average of the market value for the
       shares in question for the 5 (five) business
       days immediately preceding the date on which
       the transaction is effected or, if the Company's
       shares have not traded in such 5 business day
       period, the JSE should be consulted for a ruling;
       at any point in time, the Company may only
       appoint one agent to effect any repurchases
       on its behalf; such repurchases may only be
       effected if, thereafter, the Company still
       complies with the shareholder spread requirements
       of the JSE; no repurchase may take place during
       prohibited periods stipulated by the JSE Listings
       Requirements unless the Company has in place
       a repurchase programme where the dates and
       quantities of shares to be traded during the
       relevant period are fixed and not subject to
       any variation and full details of the programme
       have been disclosed in an announcement over
       SENS prior to the commencement of the prohibited
       period: and any acquisition shall be subject
       to: the Companies Act; the JSE Listings Requirements
       and any other applicable stock exchange rules,
       as may be amended from time to time: and any
       other relevant authority whose approval is
       required by law; [Authority expire earlier
       to the conclusion of the next AGM of the Company
       or 15 months from the date of the AGM at which
       this special resolution is passed, whichever
       is shorter]




--------------------------------------------------------------------------------------------------------------------------
 AIRPORTS OF THAILAND PUBLIC CO LTD                                                          Agenda Number:  701435516
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0028Q111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jan-2008
        ISIN:  TH0765010010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 435576 DUE TO RECEIPT OF ADDITIONAL RESOLUTION
       AND CHANGED IN THE SEQUENCE OF THE RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the minutes of the 2006 AGM                       Mgmt          For                            For

2.     Acknowledge the Company's operations results              Mgmt          For                            For
       of 2007

3.     Approve the balance sheets and the income statements      Mgmt          For                            For
       for the YE 30 SEP 2007

4.     Approve the appropriation of dividend payment             Mgmt          For                            For
       according to the operations results in the
       accounting period 2007

5.1    Elect Mr. Kampree Kaocharern as a Director                Mgmt          For                            For

5.2    Elect Mr. Thaworn Phanichpan as a Director                Mgmt          For                            For

5.3    Elect Mr. Suphoth Sublom as a Director                    Mgmt          For                            For

5.4    Elect Mr. Nontaphon Nimsomboon as a Director              Mgmt          For                            For

5.5    Elect Mr. Maitree Srinarawat as a Director                Mgmt          For                            For

6.     Approve the remuneration, the monthly allowance           Mgmt          For                            For
       and the annual bonus of the Board Members

7.     Appoint the Auditor and approve to determine              Mgmt          For                            For
       the Auditor's remuneration

8.     Amend the AOT's Articles of Association                   Mgmt          For                            For

9.     Other matters                                             Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 AIRPORTS OF THAILAND PUBLIC CO LTD                                                          Agenda Number:  701462602
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0028Q111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  TH0765010010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THE PARTIAL AND SPLIT VOTING             Non-Voting
       ARE ALLOWED. THANK YOU

1.     Receive the report to the meeting                         Mgmt          For                            For

2.     Approve the minutes of the 2007 AGM held on               Mgmt          For                            For
       25 JAN 2008

3.     Elect the new Directors in replacement of the             Mgmt          For                            For
       resigned Directors

4.     Other matters                                             Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 AMERICA MOVIL, S.A.B. DE C.V.                                                               Agenda Number:  932864285
--------------------------------------------------------------------------------------------------------------------------
    Security:  02364W105                                                             Meeting Type:  Annual
      Ticker:  AMX                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US02364W1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      APPOINTMENT OR, AS THE CASE MAY BE, REELECTION            Mgmt          For
       OF THE MEMBERS OF THE BOARD OF DIRECTORS OF
       THE COMPANY THAT THE HOLDERS OF THE SERIES
       "L" SHARES ARE ENTITLED TO APPOINT. ADOPTION
       OF RESOLUTIONS THEREON.

II     APPOINTMENT OF DELEGATES TO EXECUTE AND, IF               Mgmt          For
       APPLICABLE, FORMALIZE THE RESOLUTIONS ADOPTED
       BY THE MEETING. ADOPTION OF RESOLUTIONS THEREON.




--------------------------------------------------------------------------------------------------------------------------
 AMREST HOLDINGS NV, AMSTERDAM                                                               Agenda Number:  701635899
--------------------------------------------------------------------------------------------------------------------------
    Security:  N05252106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  NL0000474351
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening of the general meeting                            Non-Voting

2.     Receive the Amrest Management Board's report              Mgmt          For                            For
       on the annual financial statement for 2007

3.     Approve the annual financial report for 2007              Mgmt          For                            For

4.     Approve the motion on vote of acceptance to               Mgmt          For                            For
       the Management Board and the Supervisory Board

5.     Approve the allocation of the profit for 2007             Mgmt          For                            For

6.     Appoint the new Supervisory Directors                     Mgmt          For                            For

7.     Appoint the new Managing Directors                        Mgmt          For                            For

8.     Approve the Management Board's proposals concerning       Mgmt          For                            For
       conversion of Amrest from Public Limited Company
       into European Company, including approval of
       the following proposals: i) approve the Conversion
       Plan; ii) conversion of the Company into European
       Company; iii) approve the proposed Statute;
       iv) amend the Company's statute in conformity
       with attachment B of the conversion plan; v)
       authorize the Management Board and to the Lawyers
       from the Company Houthoff Buruma N.V., to apply
       for the official certificate of lack of disagreement
       and to sign act of the statute amendment

9.     Approve the Management Board proposal concerning          Mgmt          For                            For
       implementation of the international accountancy
       standards

10.    Approve the update of the Management Board's              Mgmt          For                            For
       strategy

11.    Closing of the meeting                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 AMREST HOLDINGS NV, AMSTERDAM                                                               Agenda Number:  701628147
--------------------------------------------------------------------------------------------------------------------------
    Security:  N05252106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  NL0000474351
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting

2.     Receive the report of the Management Board on             Mgmt          For                            For
       the annual accounts for the FY 2007

3.     Adopt the 2007 annual accounts                            Mgmt          For                            For

4.     Approve to release the Members of the Supervisory         Mgmt          For                            For
       Board and the Management Board from liability
       for the exercise of their respective duties
       for the FY 2007

5.     Approve the distribution of profits for the               Mgmt          Against                        Against
       FY 2007

6.     Elect the new Supervisory Directors                       Mgmt          For                            For

7.     Elect the new Managing Directors                          Mgmt          For                            For

8.     Approve to convert AmRest from a form of limited          Mgmt          For                            For
       liability Company [naamloze vennootschap] into
       European Company [SE]; including adoption of
       the proposals: i) to approve draft terms of
       conversion, ii) to convert the company into
       an SE iii) to approve the proposed Articles
       of Association; iv) amend the Articles of Association
       as specified, v) authorize the Management Board
       of the Company, as well as each lawyer of the
       law firm Houthoff Buruma N.V., each of them
       individually, to apply for the Ministerial
       Certificate of No Objection and to sign the
       Deed of Amendment of Articles of Association

9.     Approve the Management Board's proposition to             Mgmt          For                            For
       adopt International Financial Reporting Standards
       [IFRS], as the accounting standards within
       the AmRest Group

10.    Approve the strategy update by the AmRest Management      Mgmt          For                            For
       Board

11.    Closing                                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 ANHANGUERA EDUCACIONAL  PARTICIPACOES S A                                                   Agenda Number:  701329674
--------------------------------------------------------------------------------------------------------------------------
    Security:  P0355L123                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  01-Aug-2007
        ISIN:  BRAEDUCDAM18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 407114 DUE TO CHANGE IN VOTING STATUS. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Ratify the appointment of KPMG Auditors Independents,     Mgmt          For                            For
       a Company with Corporate Tax ID Number CNPJ/MF
       57.755.217/0001 29 and with Regional Accounting
       Council Number CRC 2SP014428/O 6, with its
       head quarters at 33 Rua Renato Paes De Barros,
       04530 904, in the city of Sao Paulo, state
       of Sao Paulo [KPMG], a specialized Company
       responsible for the evaluation of the book
       net worth of Yanchep Participacoes S.A a share
       Company, with its headquarters in the city
       of Sao Paulo, state of Sao Paulo, at 10989
       Avenida Nacoes Unidas, 5th floor, Room 54,
       Vila Olimpia, ZIP 0457 8000 [Yanchep] and preparation
       of the respective report of the book net worth
       of Yanchep [valuation report]

2.     Receive the valuation report mentioned in Item            Mgmt          For                            For
       1 above

3.     Receive the protocol and justification of merger          Mgmt          For                            For
       of Yanchep by the Company, signed by the Management
       of the Company and of Yanchep on 16 JUL 2007
       [Protocol]

4.     Approve the merger of all of the assets of Yanchep        Mgmt          For                            For
       into the Company [Merger of Yanchep'], in accordance
       with the terms and conditions established in
       the Protocol, without increasing the capital
       of the Company, with the consequent extinction
       of Yanchep

5.     Authorize the Managers of the Company to do               Mgmt          For                            For
       all of the acts and take all of the measures
       necessary to implement the Merger of Yanchep,
       which is the object of the present EGM




--------------------------------------------------------------------------------------------------------------------------
 ANHANGUERA EDUCACIONAL  PARTICIPACOES S A                                                   Agenda Number:  701546674
--------------------------------------------------------------------------------------------------------------------------
    Security:  P0355L123                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BRAEDUCDAM18
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       466704. DUE TO CHANGE IN THE VOTING STATUS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.I    Approve to take knowledge of the Directors accounts,      Mgmt          For                            For
       to examine and discuss the Company's consolidated
       financial statements for the FYE 31 DEC 2007

A.II   Elect the Members of the Board of Directors               Mgmt          For                            For

A.III  Approve to set the global remuneration for the            Mgmt          For                            For
       Board of Directors and Directors for the FYE
       2008

A.IV   Destination of the year end results of 2007               Mgmt          For                            For
       and the distribution of dividends

E.I    To ratify the acquisition of 'A' Instituto De             Mgmt          For                            For
       Ensino Superior Senador Flaquer De Santo Andre
       LTDA the Company that maintains Centro Universitario
       De santo Andre Unia 'B' Centro De Ensino Superior
       De Campo Grande S S LTDA, CESUP, and 'C' Uniao
       Da Associacao Educational Sul Matogrossense
       S S LTDA, UNAES, to comply with the provisions
       in Article 256 of Law number 6404 76

E.II   To confirm the increase share capital of the              Mgmt          For                            For
       Company, within its authorized share capital
       limit, in the amount of BRL 178,226.80 and
       through the issuance of 515,940 preferred shares
       and 85,990 common shares, representing 85,990
       units, as approve in the meeting of the Board
       of Directors of the Company held on 11 APR
       2008




--------------------------------------------------------------------------------------------------------------------------
 ANSAL PROPERTIES & INFRASTRUCTURE LTD                                                       Agenda Number:  701361850
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y01403131                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Sep-2007
        ISIN:  INE436A01026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the audited balance            Mgmt          For                            For
       sheet as at 31 MAR 2007 and the profit & loss
       account together with the consolidated financial
       statement of accounts for the YE on that date,
       together with the Directors' report and the
       Auditors' report thereon

2.     Approve to confirm interim dividend already               Mgmt          For                            For
       declared and paid, and declare final dividend
       on equity shares

3.     Re-appoint Mr. D.N. Davar as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. Rahul C. Kirloskar as a Director,          Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Mr. P.R. Khanna as a Director, who             Mgmt          For                            For
       retires by rotation

6.     Appoint the Statutory Auditors of the Company             Mgmt          For                            For
       and approve to fix their remuneration

S.7    Authorize the Board of Directors of the Company,          Mgmt          Against                        Against
       in accordance with the provisions of Section
       81[1A] and other applicable provisions, if
       any, of the Companies Act, 1956, [including
       any amendment to or re-enactment thereof],
       the provisions of Memorandum and Artic1es of
       Association of the Company, and the provisions
       of any other applicable law/s including Foreign
       Exchange Management Act, 1999, and, subject
       to the approval of the Government of India,
       Reserve Bank of India ['RBI'], Securities and
       Exchange Board of India ['SEBI'], Foreign Investment
       Promotion Board or any other regulatory authority/institutions, as may be necessary, and, subject also to the
       consents, permissions and sanctions of such
       other appropriate authorities, institutions
       or bodies, whether in India and/or abroad,
       as may be necessary; consent, authority, to
       offer, issue and allot on rights basis and/or
       public issue basis and/or private placement
       basis and/or by way of preferential allotment
       and/or any other basis, through Green Shoe
       Option and/or any other option/method, equity
       shares/preference shares/debentures/bonds/warrants/
       securities, fully or partly convertible into
       equity/preference shares/securities/inked to
       equity/preference shares, the right of conversion
       or to receive securities, at the option of
       the Company and/or the holders thereof, or
       otherwise, American Depository Receipt/s ['ADR']/Global
       Depository Receipt/s ['GDR']/Foreign Currency
       Convertible Bond/s ['FCC B'], in Indian currency
       and/or foreign currency, in India and/or abroad,
       [hereinafter collectively referred to as 'the
       Securities'], as the Company may be advised,
       to the shareholders/beneficial owners of shares
       of the Company, public, any other person/s
       including Foreign Institutional Investors [FIIs],
       Non-Resident Indians [NRIs], Mutual Funds,
       Trusts or any other non residents, promoters,
       promoter group, persons acting in concert,
       their relatives, associates, associate companies,
       their shareholders, trusts, societies, mutual
       funds, financial institutions, banks, companies,
       firms, body corporates and employees of the
       Company or subsidiary/ies or associates/associate
       companies, as the Board may in its absolute
       discretion decide [hereinafter collectively
       referred to as 'the Investors'], whether or
       not the Investors are Members of the Company,
       to all or any of them, jointly or severally,
       such offer, issue and allotment to be made
       at such time/s, in such tranch or tranches,
       at such price/s, at a discount or premium,
       and in such manner and form including in physical/demat,
       and on such terms and conditions as the Board
       may in its absolute discretion think fit and
       proper and in accordance with the laws, rules,
       regulations and guidelines prevailing in this
       regard, provided that, the aggregate value
       of all securities issued and allotted or to
       be issued and allotted on conversion and/or
       on exercise of option by the Company and/or
       Investors, shall not exceed INR 5000 crores;
       approve within the aforesaid limit, to issue
       and allot the securities, through Qualified
       Institutions Placement ['QIP'] basis to Qualified
       Institutional Buyers ['QIB'] pursuant to Chapter
       XIIIA of SEBI [Disclosure and Investor Protection]
       Guidelines, 2000 so that the securities so
       issued and allotted through such basis shall
       not exceed 5 times the net worth of the Company
       as at 31 MAR 2007, and, that the Relevant Date
       for the purpose of pricing of issue of securities,
       issued and allotted through QIP basis to QIB
       is 23 AUG 2007, being 30 days prior to 22 SEP
       2007 [i.e., the date on which this AGM of the
       Company in relation to the proposed issue under
       Section 81[1A] of the Companies Act 1956, is
       held]; authorize the Board to issue and allot
       such number of shares as may be required to
       be issued and allotted upon conversion of any
       Securities and/or on exercise of option by
       the Company and/or Investors or as may be necessary
       in accordance with the terms of the above offerings
       and/or issues, subject to the provisions of
       applicable law/s; in the event of the Company
       making a bonus issue of shares or rights issue
       of shares/debentures prior to allotment of
       equity/preference shares on exercise of rights
       attached to the Securities/conversion of Securities,
       the holders of such Securities shall be entitled
       to all bonus shares or right shares/debentures,
       in such proportion/s as may be decided, by
       the Board, at any time after the date of issue
       of the Securities with rights attached or convertible
       securities, subject to such terms and conditions
       as the Board may deem fit and proper, and also
       subject to the provisions of applicable law/s;
       the Company and/or any agency or body authorized
       by the Company may issue GDR/s/ADR/s and/or
       other form of securities mentioned herein above
       representing the underlying equity shares issued
       by the Company in registered or bearer form
       with such features and attributes as are prevalent
       in capital markets for instruments of this
       nature and to provide for the tradeability
       or free transferability thereof as per the
       prevailing practices and regulations in the
       capital markets; authorize the Board, subject
       to necessary approval, consent, permission,
       to convert the GDR/s/FCCB/s, into ADR/ADS and
       to list them at NASDAQ/NYSE or in any other
       Overseas Stock Exchange/s; the shares so issued
       and allotted shall rank pari passu in all respects
       ,with the existing shares of the Company; authorize
       the Board, for the purpose of giving effect
       to the above, to agree to and to make and accept
       all such conditions, modifications and alterations
       stipulated by any relevant authorities while
       according approvals or consents to the issue,
       as may be required/considered necessary, proper
       or expedient, and to take all such actions/steps
       as may be necessary, desirable or expedient,
       including to take further consent/authority/approval
       of Members through postal ballot/s, if required/necessary, under any law/s or otherwise, and, to resolve
       and settle all questions and difficulties that
       may arise in the proposed issues and allotments
       of the Securities, and, to do all acts, deeds,
       matters and things which are incidental and
       consequential, as the Board may at its absolute
       discretion deem necessary or desirable or such
       purposes, including, if necessary, creation
       of such mortgages and/or charges in respect
       of the Securities on the whole or any part
       of the undertaking/s or uncalled capital of
       the Company, if any, under Section 293[1][a]
       and other applicable provisions of the Companies
       Act, 1956, and, to execute such documents or
       writings as Board may consider necessary or
       proper or incidental tom give effect to this
       Resolution

S.8    Approve, in accordance with Regulation 5[2]               Mgmt          For                            For
       of Foreign Exchange Management [Transfer or
       Issue of Security by a Person resident outside
       India] Regulations, 2000 read with Schedule
       2 thereof regarding purchase/sale of shares/convertible
       debentures of an Indian Company by a registered
       Foreign Institutional Investors [FIIs] under
       Portfolio Investment Scheme [PIS] and other
       applicable provisions, if any, of Foreign Exchange
       Management Act, 1999 [including any amendment
       to or re-enactment thereof], the provisions
       of Memorandum and Articles of Association of
       the Company, and the provisions of any other
       applicable law/s, and, subject to the approval
       of the Government of India, Reserve Bank of
       India ['RBI'], Securities and Exchange Board
       of India ['SEBI'], Foreign Investment Promotion
       Board or any other regulatory authority/institutions,
       as may be necessary, and, subject also to the
       consents, permissions and sanctions of such
       other appropriate authorities, institutions
       or bodies, whether in India and/or abroad,
       as may be necessary, and also subject to such
       policies, notifications, clarifications, regulatory
       frame work and the like of the Government as
       may be in force from time to time, to increase
       the maximum limit of holding, by registered
       FIIs, of 24% of the paid up equity capital
       of the Company up to the Sectoral cap/statutory
       ceilings, as applicable at the relevant time;
       authorize the Board of Directors of the Company,
       for the purpose of giving effect to the above,
       to agree to and to make and accept all such
       conditions, modifications and alterations stipulated
       by any relevant authorities while according
       approvals or consents, as may be required/considered
       necessary, proper or expedient, and to take
       all such actions/steps as may be necessary,
       desirable or expedient, including to take further
       consent/authority/approval of Members through
       postal ballot/s, if required/necessary, under
       any law/s or otherwise, and, to resolve and
       settle all questions and difficulties that
       may arise, and, to do all acts, deeds, matters
       and things which are incidental and consequential,
       as the Board may at its absolute discretion
       deem necessary or desirable for such purposes
       and, to execute such documents or writings
       as the Board may consider necessary or proper
       or incidental to give effect to this Resolution

9.     Approve, pursuant to the provisions of Section            Mgmt          For                            For
       94 of the Companies Act, 1956, and other applicable
       provisions, if any, and Article No 59 and other
       applicable Articles of the Articles of Association
       of the Company, to increase the authorized
       share capital of the Company from INR 110,00,00,000
       [divided into 16,00,00,000 equity shares of
       INR 5 each and 30,00,000 preference shares
       of INR 100 each] to INR 150,00,00,000 [divided
       into 24,00,00,000 equity shares of INR 5 each
       and 30,00,000 preference shares of INR 100
       each] by way of addition of 8,00,00,000 equity
       shares of INR 5 each ranking pari-passu in
       all respects to the existing equity shares
       of the Company; amend Clause V of the Memorandum
       of Association of the Company as specified;
       authorize the Board of Directors of the Company
       or its Committee, to which the Board may delegate
       its powers, from time to time, to do all the
       necessary acts/deeds/things and to take all
       such consequential and incidental steps as
       may be required to give effect to this Resolution

10.    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in supersession of the Ordinary Resolution
       passed by the Members at their AGM held on
       28 SEP 2006, and pursuant to the provisions
       of Section 293[1][a] of the Companies Act,
       1956, as may be amended from time to time,
       and other applicable provisions, if any, of
       the Companies Act, 1956, and the Articles of
       Association of the Company, to charge/mortgage/create
       security/encumber in respect of the whole or
       substantially the whole of the undertakings
       of the Company including all or any of its
       moveable or immoveable property[ies], both
       present and future, from time to time, on behalf
       of the Company, for securing the loan[s] up
       to INR 3000 crores availed/to be availed by
       the Company, in any form or manner or otherwise,
       in 1 or more tranches, from any bank/financial
       institution/other lenders, on such terms and
       conditions, as may be decided by the Board
       of Directors, from time to time; authorize
       the Board of Directors of the Company or its
       Committee/s to which the Board may delegate
       its powers, from time to time, to do or cause
       to be done all such acts, deeds, things and
       matters, as may be necessary, and, also incidental
       thereto to give effect to this Resolution which
       include, to finalize, sign and/or execute any
       document[s]/ agreement[s], other deeds or writings,
       and affixing the common seal of the Company
       on such paper/s, as may be necessary, as per
       the provisions of the Articles of Association
       of the Company

11.    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       in supersession of the Ordinary Resolution
       passed by the Members at their AGM held on
       the 28 SEP 2006 and pursuant to the provisions
       of Section 293[1][d] of the Companies Act,
       1956, as may be amended from time to lime,
       and other applicable provisions, if any, of
       the Companies Act, 1956, and the Articles of
       Association of the Company to borrow money[s],
       from time to time, for and on behalf of the
       Company, from any bank/financial institution/lenders,
       in any form or manner or otherwise, in 1 or
       more tranches, whether as unsecured or secured,
       on such terms and conditions as may be decided
       by the Board of Directors, notwithstanding
       that the moneys to be borrowed together with
       money[s] already borrowed by the Company [apart
       from the temporary loans obtained/to be obtained
       from the Company's bankers in the ordinary
       course of business] exceed the aggregate of
       paid up share capital and free reserves of
       the Company, [i.e., reserves not set apart
       for any specific purpose], provided that the
       total amount of the borrowings by the Board
       of Directors, at any time, shall not exceed
       the limit of INR 3000 crores over and above
       the aggregate of paid up share capital and
       free reserves of the Company; authorize the
       Board or its Committee/s to which the Board
       may delegate its powers; from time to time,
       to do or cause to be done all such acts, deeds,
       things and matters, as may be necessary, and,
       also incidental thereto to give effect to this
       Resolution which include, to finalize, sign
       and/or execute any document[s]/ agreement[s],
       other deeds or writings, and affixing the common
       seal of the Company on such paper/s, as may
       be necessary, as per the provisions of the
       Articles of Association of the Company

12.    Approve, pursuant to the provisions of Sections           Mgmt          For                            For
       198, 309 and 310 read with Schedule- XIII of
       the Companies Act, 1956, as amended from time
       to time, and other applicable provisions, if
       any, of the Companies Act, 1956, and provisions
       of Articles of Association of the Company,
       the salary grade of Mr. Anil Kumar, whole time
       Director & Chief Executive Officer, which has
       been revised and extended, as specified, by
       the Board of Directors, on the basis of the
       recommendation made by the Compensation/Remuneration
       Committee at their respective Meetings held
       on 24 AUG 2007, in terms of authorization conferred
       on them by the Members vide the Ordinary Resolution
       passed at AGM held on the 26 SEP 2005, with
       effect from 01 JAN 2008 as specified; pursuant
       to the provisions of Sections 198, 309 and
       310 read with Schedule-XIII of the Companies
       Act, 1956, as amended from time to time, and
       other applicable provisions, if any, of the
       Companies Act, 1956, and provisions of Articles
       of Association of the Company, the specified
       increased remuneration of Mr. Anil Kumar, whole
       time Director & Chief Executive Officer, by
       way of revision with effecting from 01 JAN
       2008, which is within the limits of Schedule
       XIII of the Companies Act, 1956 and in accordance
       with the revised and extended grade, and which
       also has been approved by the Board of Directors
       following the approval from the Compensation/Remuneration
       Committee recorded at their respective Meetings
       held on 24 AUG 2007, in terms of authorization
       conferred on them by the Members vide the Ordinary
       Resolution passed at AGM held on the 26 SEP
       2005, as specified; Mr. Anil Kumar, whole time
       Director & Chief Executive Officer shall also
       be entitled to Membership of clubs subject
       to a maximum of 2 clubs; other terms and conditions
       of appointment and remuneration of Mr. Anil
       Kumar, whole time Director & Chief Executive
       Officer shall remain the same and unchanged




--------------------------------------------------------------------------------------------------------------------------
 AWEA MECHANTRONIC CO LTD                                                                    Agenda Number:  701596427
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0486W105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  09-Jun-2008
        ISIN:  TW0001530004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 451249 DUE TO RECEIPT OF DIRECTORS NAMES.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    To report the 2007 business operations                    Non-Voting

A.2    To report the 2007 audited reports                        Non-Voting

A.3    To report the status of endorsement and guarantee         Non-Voting

A.4    To report the establishment for the Rules of              Non-Voting
       the Board Meeting

A.5    Other presentations                                       Non-Voting

B.1    Approve the 2007 financial statements                     Mgmt          For                            For

B.2    Approve the 2007 profit distribution, proposed            Mgmt          For                            For
       cash dividend: TWD 4 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings and staff bonus proposed stock dividend:
       50 for 1,000 shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5.1  Elect Mr. Yang Te Hua as a Director, Shareholder          Mgmt          For                            For
       No. 3707

B.5.2  Elect Mr. Kang Chien Wen as a Director, ID No.            Mgmt          For                            For
       M121120946

B.5.3  Elect Mr. Yang Shang Ju as a Director, Shareholder        Mgmt          For                            For
       No. 6099

B.5.4  Elect Mr. Tsai I. Cheng as a Director, ID No.             Mgmt          For                            For
       B120406046

B.5.5  Elect Goodway Machine Corporation as the Director,        Mgmt          For                            For
       Shareholder No. 3297, Representative: Mr. Su
       Ming Chang

B.5.6  Elect Mr. Yang Ching Feng as a Supervisor, ID             Mgmt          For                            For
       No. T101143903

B.5.7  Elect Mr. Yang Te Sheng as a Supervisor, ID               Mgmt          For                            For
       No. B101389486

B.5.8  Elect Chih Yuen Investment Company Limited as             Mgmt          For                            For
       a Supervisor, Shareholder No. 5193, Representative:
       Mr. Hsu Fu Chu

B.6    Approve the proposal to release the prohibition           Mgmt          For                            For
       on the Directors from participation in competitive
       business

B.7    Extraordinary motions                                     Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 BEIJING DEVELOPMENT (HONG KONG) LTD                                                         Agenda Number:  701554746
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y0769W103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  HK0154000803
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements,     Mgmt          For                            For
       the report of the Directors and the Independent
       Auditors' report for the YE 31 DEC 2007

2.     Declare a special final dividend                          Mgmt          For                            For

3.     Re-elect Mr. Li Kangying as a Director                    Mgmt          For                            For

4.     Re-elect Mr. Wang Yong as a Director                      Mgmt          For                            For

5.     Re-elect Dr. Huan Guocang as a Director                   Mgmt          For                            For

6.     Re-elect Dr. Wang Jianping as a Director                  Mgmt          For                            For

7.     Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For

8.     Re-appoint Messrs. Ernst & Young as the Independent       Mgmt          For                            For
       Auditors of the Company and authorize the Board
       to fix their remuneration

9.     Authorize the Directors to allot, issue and               Mgmt          For                            For
       deal with additional shares of the Company
       and to allot, issue or grant securities convertible
       into such shares, or options, warrants or similar
       rights to subscribe for any shares of the Company
       or such convertible securities and to make
       or grant offers, agreements and options during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution, otherwise
       than pursuant to i) a rights issue; or ii)
       the exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; or iii) the exercise
       of the subscription rights under options granted
       under any option scheme or similar arrangement
       for the time being adopted for the grant or
       issue to officers and/or employees of the Company
       and/or any of its subsidiaries of shares of
       the Company or rights to acquire shares of
       the Company; or iv) any scrip dividend or similar
       arrangement providing for the allotment of
       shares of the Company in lieu of the whole
       or part of a dividend on shares of the Company
       in accordance with the Articles of Association
       of the Company; [Authority expires the earlier
       of the conclusion of the next AGM of the Company;
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable law or the Articles of Association
       of the Company to be held]

10     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period,
       on The Stock Exchange of Hong Kong Limited
       [THE Stock Exchange] or any other stock exchange
       on which the securities of the Company may
       be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, shares of
       the Company, subject to and in accordance with
       all applicable laws and regulations, at such
       price as the Directors may at their discretion
       determine in accordance with all applicable
       laws and regulations, during the relevant period
       shall not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company; or the expiration
       of the period within which the next AGM of
       the Company is required by any applicable law
       or the Articles of Association of the Company
       to be held]

11.    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       9 and 10 as specified, to extend the general
       of the aggregate nominal amount of the shares
       of the Company which may be allotted by the
       Company pursuant to and in accordance with
       the mandate granted to the Directors to exercise
       the powers of the Company to allot, issue or
       otherwise deal with shares pursuant to Resolution
       9 as specified and by an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       10 as specified, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company in issue at the date of the
       passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 BIDVEST GROUP LTD (FORMERLY BIDVEST LTD)                                                    Agenda Number:  701387373
--------------------------------------------------------------------------------------------------------------------------
    Security:  S1201R154                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-Nov-2007
        ISIN:  ZAE000050449
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          For                            For
       of the Company and the Group for the YE 30
       JUN 2007, together with the reports of the
       Directors and the Auditors

2.     Approve the Non-Executive Directors' remuneration         Mgmt          For                            For
       for the YE 30 JUN 2008: Chairman: ZAR 440,000
       per annum; Board Members: ZAR 30,000 per annum
       plus ZAR 10,000 per meeting; Alternate Directors:
       ZAR 15,000 per annum plus ZAR 10,000 per meeting
       if attended in place of the nominated Director;
       Audit Committee Chairman: ZAR 50,000 per annum
       plus ZAR 15,000 per meeting; Audit Committee
       Member: ZAR 30,000 per annum plus ZAR 10,000
       per meeting; Remuneration Committee Chairman:
       ZAR 30,000 per annum plus ZAR 10,000 per meeting;
       Remuneration Committee Member: ZAR 10,000 per
       meeting; Nominations Committee Chairman: ZAR
       10,000 per annum plus ZAR 10,000 per meeting;
       Nomination Committee Member: ZAR 10,000 per
       meeting; Acquisition Committee Chairman: ZAR
       30,000 per annum plus ZAR 10,000 per meeting;
       Acquisitions Committee Member: ZAR 10,000 per
       meeting; Risk Committee Chairman: ZAR 30,000
       per annum plus ZAR 10,000 per meeting; Risk
       Committee Member: ZAR 10,000 per meeting; Transformation
       Committee Chairman: ZAR 10,000 per meeting;
       Transformation Committee Member: ZAR 10,000
       per meeting; other services-to be approved
       by the Chief Executive up to a maximum in aggregate
       of ZAR 3.75 million per annum

3.     Appoint Deloitte & Touche as the Auditors                 Mgmt          For                            For

4.S.1  Authorize the Company or any of its subsidiaries,         Mgmt          For                            For
       by way of a general approval, to acquire ordinary
       shares issued by the Company, in terms of Sections
       85(2) and 85(3) of the Companies Act No 61
       of 1973, [as amended] and in terms of the rules
       and requirements of the JSE, ['the JSE'], being
       that: any such acquisition of ordinary shares
       shall be effected through the order book operated
       by the JSE trading system and done without
       any prior understanding or arrangement; an
       announcement will be published as soon as the
       Company or any of its subsidiaries has acquired
       ordinary shares constituting, on a cumulative
       basis 3% of the number of ordinary shares in
       issue prior to the acquisition pursuant to
       which the aforesaid 3% threshold is reached
       and for each 3% in aggregate acquired thereafter
       containing full details of such acquisitions;
       acquisitions of shares in aggregate in any
       1 FY may not exceed 20% of the Company's ordinary
       issued share capital as at the date of passing
       of this Special Resolution Number 1; in determining
       the price at which ordinary shares issued by
       the Company are acquired by it or any of its
       subsidiaries in terms of this general authority
       the maximum premium at which such ordinary
       shares may be acquired will be 10% of the weighted
       average of the market value at which such ordinary
       shares are traded on the JSE over the 5 business
       days immediately preceding the date of repurchase
       of such ordinary shares by the Company or any
       of its subsidiaries; the Company has been given
       authority by its Articles of Association; at
       any one point in time, the Company may only
       appoint 1 agent to effect any repurchase on
       the Company's behalf; the Company's sponsor
       must confirm the adequacy of the Company's
       working capital for purposes of undertaking
       the repurchase of shares in writing to the
       JSE before entering the market to proceed with
       the repurchase; the Company remaining in compliance
       with the minimum shareholder spread requirements
       of the JSE Listings Requirements; and the Company
       and/or its subsidiaries not repurchasing any
       shares during a prohibited period as defined
       by the JSE Listing requirements; [Authority
       expires the earlier of the Company's next AGM
       or 15 months]

5.O.1  Approve to place 30 million of the unissued               Mgmt          For                            For
       shares of the Company under the control of
       the Directors, who shall be authorized, subject
       to the requirements of the JSE, to allot and
       issue up to 30 million shares in the authorized,
       but unissued share capital of the Company at
       such times, at such prices and for such purposes
       as they may determine, at their discretion,
       after setting aside so many shares as may be
       required to be allotted and issued pursuant
       to the Company's Employee Share Option Scheme

5.O.2  Authorize the Directors, subject to the passing           Mgmt          For                            For
       of Resolution 5.O.1 and in terms of the JSE
       listing requirements, to issue up to 30 million
       ordinary shares for cash as and when suitable
       opportunities arise, subject to the following
       conditions, interalia: that a press announcement
       giving full details, including the impact on
       net asset value and earnings per share, will
       be published at the time of any issue representing,
       on a cumulative basis within 1 year, 5% or
       more of the number of shares in issue prior
       to the issue/s; that the shares must be issued
       to public shareholders and not to related parties;
       that any issue in the aggregate in any 1 year
       shall not exceed 30 million of shares of the
       Company's issued ordinary share capital; and
       that, in determining the price at which an
       issue of shares will be made in terms of this
       authority, the maximum discount permitted will
       be 10% of the weighted average traded price
       of the shares over the 30 days prior to the
       date that the price of the issue is determined
       or agreed to by the Directors; in the event
       that shares have not traded in the said 30
       day period a ruling will be obtained from the
       Committee of the JSE; [Authority expires the
       earlier of the next AGM or 15 months]

5.O.3  Authorize the Directors of the Company to pay,            Mgmt          For                            For
       by way of a pro rata reduction of share capital
       or share premium, in lieu of a dividend, an
       amount equal to the amount which the Directors
       of the Company would have declared and paid
       out of profits in respect of the Company's
       interim and final dividends for the FYE 30
       JUN 2008; [Authority expires the earlier of
       the Company's next AGM or 15 months]

6.1    Re-elect Mr. C.M. Ramaphosa as a Director of              Mgmt          For                            For
       the Company, who retires by rotation in terms
       of the Company's Articles of Association

6.2    Re-elect Mr. B. Joffe as a Director of the Company,       Mgmt          For                            For
       who retires by rotation in terms of the Company's
       Articles of Association

6.3    Re-elect Mr. F.J. Barnes as a Director of the             Mgmt          For                            For
       Company, who retires by rotation in terms of
       the Company's Articles of Association

6.4    Re-elect Mr. M.C. Berzack as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in terms of
       the Company's Articles of Association

6.5    Re-elect Mr. S. Koseff as a Director of the               Mgmt          For                            For
       Company, who retires by rotation in terms of
       the Company's Articles of Association

6.6    Re-elect Mr. P. Nyman as a Director of the Company,       Mgmt          For                            For
       who retires by rotation in terms of the Company's
       Articles of Association

6.7    Re-elect Mr. J.L. Pamensky as a Director of               Mgmt          For                            For
       the Company, who retires by rotation in terms
       of the Company's Articles of Association

6.8    Re-elect Mr. A.C. Salomon as a Director of the            Mgmt          For                            For
       Company, who retires by rotation in terms of
       the Company's Articles of Association

7.1    Re-elect Mr. D.E. Cleasby as a Director at the            Mgmt          For                            For
       forthcoming AGM, in terms of Article 53.3 of
       the Company's Articles of Association

7.2    Re-elect Ms. T. Slabbert as a Director at the             Mgmt          For                            For
       forthcoming AGM, in terms of Article 53.3 of
       the Company's Articles of Association

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BIDVEST GROUP LTD (FORMERLY BIDVEST LTD)                                                    Agenda Number:  701506579
--------------------------------------------------------------------------------------------------------------------------
    Security:  S1201R154                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  ZAE000050449
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve with or without modification the scheme           Mgmt          For                            For
       arrangement [the Scheme] proposed by the applicant
       and BB Investment Company between the applicant
       and its shareholders




--------------------------------------------------------------------------------------------------------------------------
 BIDVEST GROUP LTD (FORMERLY BIDVEST LTD)                                                    Agenda Number:  701510441
--------------------------------------------------------------------------------------------------------------------------
    Security:  S1201R154                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  ZAE000050449
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Approve the specific authority in terms of Section        Mgmt          For                            For
       89 of the Companies Act for purchase by BB
       Investment Company of Bidvest shares

O.2    Authorize any Director to do all such things              Mgmt          For                            For
       and sign all such documents as may be necessary




--------------------------------------------------------------------------------------------------------------------------
 BIDVEST GROUP LTD (FORMERLY BIDVEST LTD)                                                    Agenda Number:  701512926
--------------------------------------------------------------------------------------------------------------------------
    Security:  S1201R154                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  ZAE000050449
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting

1.     Authorize the acquisition of 1.82% of Bidvest             Mgmt          For                            For
       by BB Investment Company, a wholly-owned subsidiary

2.     Authorize the Board to ratify and execute approved        Mgmt          For                            For
       resolutions




--------------------------------------------------------------------------------------------------------------------------
 BIDVEST GROUP LTD (FORMERLY BIDVEST LTD)                                                    Agenda Number:  701512938
--------------------------------------------------------------------------------------------------------------------------
    Security:  S1201R154                                                             Meeting Type:  CRT
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  ZAE000050449
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Grant authority for the acquisition of 1.82%              Mgmt          For                            For
       of Bidvest by BB Investment Company, a wholly
       owned subsidiary




--------------------------------------------------------------------------------------------------------------------------
 BIDVEST GROUP LTD (FORMERLY BIDVEST LTD)                                                    Agenda Number:  701515491
--------------------------------------------------------------------------------------------------------------------------
    Security:  S1201R154                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  ZAE000050449
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Company's wholly-owned subsidiary           Mgmt          For                            For
       , by way of a specific authority in terms of
       Section 89 of the Companies Act 1973 [Act 61
       of 1973] as amended [the Act]; the Listing
       Requirements of the JSE Limited and Article
       14.2 of the Company's Articles of Association,
       to acquire, by way of a Scheme arrangement
       in terms of Section 311 of the Act [the Scheme];
       1.82% of the issued share capital of the Company
       from each shareholder on a pro rata basis,
       other than BB investment Company, adjusted
       by the application of the rounding principle,
       for a consideration of ZAR 121.00 for each
       Bidvest share acquired in terms of the Scheme
       of arrangement [the Scheme] proposed by the
       Company and BB Investment Company between the
       Company and its shareholders, other than BB
       Investment Company, on the basis that the consideration
       for the shares acquired will be paid out of
       the internal reserves of the Company; approve
       in terms of Section 89 of the Act for the acquisition
       by BB Investment Company, the Company if wholly
       owned subsidiary, from the Company's shareholders
       [other than BB Investment Company] of shares
       in the Company as proposed in the Scheme; the
       effect of special resolution number 1 is to
       enable BB Investment Company, by way of specific
       authority to acquire share in the Company in
       terms of the Scheme from the eligible Bidvest
       shareholders on a pro rata basis

O.1    Authorize the any Director of the Company or              Mgmt          For                            For
       the Company Secretary to do all such things
       and sign all such documents, as may be required
       to give effect to special resolution number




--------------------------------------------------------------------------------------------------------------------------
 BIM BIRLESIK MAGAZALAR A S JT STK CO                                                        Agenda Number:  701475104
--------------------------------------------------------------------------------------------------------------------------
    Security:  M2014F102                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  TREBIMM00018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and elect the Chairman of the Council             Mgmt          For                            For
       and authorize the council of meeting to sign
       the minutes of the ordinary general assembly

2.     Receive the reports of the Board of Directors,            Mgmt          For                            For
       Audit Committee and the Independent External
       Auditing firm Guney Bagimsiz Denetim Ve Serbest
       Muhasebeci Mali Musavirlik A.S. concerning
       the year 2007 activities

3.     Approve the balance sheet of the year 2007 and            Mgmt          For                            For
       income statement

4.     Approve the 2007 dividend payment                         Mgmt          For                            For

5.     Approve the acquittal of the Members of the               Mgmt          For                            For
       Board of Directors and the Auditors regarding
       their facilities during the year 2007

6.     Elect the new Members of the Board of Directors           Mgmt          For                            For
       and approve to determine the attendance rights
       which will be paid to them

7.     Elect the Auditors instead of the 2 Auditors              Mgmt          For                            For
       whose service period are terminated and approve
       to determine the fees which will be paid to
       them for 1 year

8.     Receive the information on the charitable donations       Mgmt          For                            For
       and aids of the Company during the year 2007

9.     Approve, in accordance with the regulations               Mgmt          For                            For
       of the Capital Markets Board related with the
       Independent External Auditing and the Independent
       Auditing firm selected by the Board of Directors

10.    Wishes                                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BIM BIRLESIK MAGAZALAR A S JT STK CO                                                        Agenda Number:  701646234
--------------------------------------------------------------------------------------------------------------------------
    Security:  M2014F102                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  23-Jun-2008
        ISIN:  TREBIMM00018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening, elect the Presidential Board and authorize       Mgmt          No vote
       the Presidential Board to sign the EGM minutes

2.     Amend the Articles 4, 6, 10, 11, 13, 15, 16,              Mgmt          No vote
       23, 27 and 35 of the Articles of Incorporation
       of which authorizations were obtained from
       Capital Markets Board and Turkish Ministry
       of Trade in line with the attached amendment
       text and registering the amendments to the
       commercial register and completing the all
       legitimate procedures

3.     Wishes                                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BR MALLS PARTICIPACOES SA                                                                   Agenda Number:  701518245
--------------------------------------------------------------------------------------------------------------------------
    Security:  P1908S102                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  BRBRMLACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. SHOULD YOU
       HAVE ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT
       SERVICE REPRESENTATIVE AT ADP. THANK YOU

A.1    Approve the financial statements relating to              Mgmt          For                            For
       the FY that ended on 31 DEC 2007

A.2    Approve the destination of the year end results           Mgmt          For                            For
       of 2007

E.1    Approve to increase the authorized share capital          Mgmt          For                            For
       limit of the Company and amend the main part
       of Article 6 of the Corporate Bylaws

E.2    Ratify, in accordance with the terms of Article           Mgmt          For                            For
       2561, of law number 6404/76, the acquisitions
       performed by the Company in the year 2007,
       of the Companies that own the Shopping Malls
       Tambore, Niteroi Plaza and Fashion Mall

E.3    Elect, in accordance with Article 150 of Law              Mgmt          For                            For
       number 6404/76 and Article 15 of the corporate
       Bylaws of the Company, a Member of the Board
       of Directors, who in substitution of Mr. Ira
       Chaplik will serve the remainder of his term
       of Office, observing the election performed
       in the meeting of the Board of Directors held
       on 12 DEC 2007




--------------------------------------------------------------------------------------------------------------------------
 C.A.T. OIL AG, BADEN                                                                        Agenda Number:  701588711
--------------------------------------------------------------------------------------------------------------------------
    Security:  A1291D106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  AT0000A00Y78
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the presentation of the annual reports            Mgmt          For                            For

2.     Approve the allocation of the net income                  Mgmt          For                            For

3.     Approve the action of the Board of Director               Mgmt          For                            For

4.     Approve the action of the Supervisory Board               Mgmt          For                            For

5.     Elect the Auditors                                        Mgmt          For                            For

6.     Authorize the Board of Directors to issue convertible     Mgmt          For                            For
       bonds up to 10 MIO pieces with the accordance
       of the Supervisory Board with in the next 5
       years

7.     Approve the remuneration of the supervisory               Mgmt          For                            For
       Board

8.     Approve the by-election of a further member               Mgmt          For                            For
       of the supervisory Board




--------------------------------------------------------------------------------------------------------------------------
 CATCHER TECHNOLOGY CO LTD                                                                   Agenda Number:  701326971
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1148A101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Sep-2007
        ISIN:  TW0002474004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT ACCORDING TO CURRENT REGULATIONS,        Non-Voting
       IF A FOREIGN INSTITUTIONAL INVESTOR [FINI]
       HOLDS MORE THAN 300,000 SHARES [INCLUSIVE],
       A FINI MUST ASSIGN ITS LOCAL AGENT OR REPRESENTATIVE
       TO ATTEND AND EXERCISE VOTING RIGHTS. WITH
       AUTHORIZATION OF THE FINI, THE LOCAL AGENT
       OR REPRESENTATIVE MAY ALSO APPOINT A PERSON
       / AGENT OTHER THAN ITSELF TO PERFORM THE VOTING.
       THE APPOINTMENT LETTER ISSUED TO THE OTHER
       PERSON / AGENT BY THE LOCAL AGENT OR REPRESENTATIVE
       MUST CLEARLY INDICATE THE FINI'S VOTING INSTRUCTION
       FOR EACH ITEM IN THE AGENDA. FURTHERMORE, IF
       THE AGENDA INCLUDES THE ELECTION OF A DIRECTOR
       AND/OR SUPERVISOR, PLEASE INDICATE THE NAME
       AND ID NUMBER OR SHAREHOLDERS NUMBER OF THE
       CANDIDATES FOR WHO THE FINI WOULD LIKE TO VOTE
       ON YOUR VOTING INSTRUCTION FOR OUR APPLY .
       WITHOUT THE ID/SHAREHOLDERS NUMBER ON THE VOTE.
       IT WILL BE DEEMED AS ABSTAIN BASED ON THE CLARIFICATION
       BY LOCAL AUTHORITIES. A RECOMMENDED LIST OF
       DIRECTORS/SUPERVISORS MAY BE GIVEN BY THE COMPANY
       UPON REQUEST. ACCORDING TO ARTICLE 172-1 OF
       COMPANY LAW, SHAREHOLDER[S], WHO HOLDS 1% OR
       MORE OF THE TOTAL OUTSTANDING SHARES OF A COMPANY,
       MAY MAKE WRITTEN PROPOSAL TO THE COMPANY FOR
       DISCUSSION AT A REGULAR SHAREHOLDER'S MEETING.
       SUCH PROPOSAL MAY ONLY CONTAIN 1 MATTER AND
       LIMITED TO 300 WORDS. A PROPOSAL CONTAINING
       MORE THAN ONE MATTER AND/OR OVER 300 WORDS
       SHALL NOT BE INCORPORATED INTO THE AGENDA.
       THANK YOU.

1.     Authorize the Board of Directors to pursue right          Mgmt          Against                        Against
       issue on common stock in order to participate
       issuing depositary receipt or local right issue
       or ECB issue at proper timing

       Other business                                            Non-Voting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF NON-NUMBERED AND NON-VOTABLE RESOLUTION.
       PLEASE NOTE THAT THE NEW CUT-OFF IS 30 AUG
       2007. IF YOU HAVE ALREADY SENT IN YOUR VOTES,
       PLEASE DO NOT RETURN THIS PROXY FORM UNLESS
       YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS.
       THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 CB INDUSTRIAL PRODUCT HOLDING BHD CBIPH                                                     Agenda Number:  701502216
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1228S105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  MYL7076OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the approval of any other relevant authorities,
       to acquire the entire issued and paid-up share
       capital of Empresa in accordance with the terms
       and conditions of the following conditional
       share sale agreements entered into between
       CBIP and the following shareholders of Empresa:-
       (i) Conditional Sale and Purchase Agreement
       dated 14 NOV 2007-Messrs. AJS, Datuk Toh Chiew
       Hock, Toh Chiew Peng and Datin Lau Ai Lang
       to acquire 70% equity interest in Empresa comprising
       10,500,000 Shares for a cash consideration
       of MYR 35,436,790.50; and (ii) Conditional
       Sale and Purchase Agreement dated 19 NOV 2007;
       Mr. Luas Gaya to acquire 30% equity interest
       in Empresa comprising 4,500,000 shares for
       a cash consideration of MYR 21,000,000; to
       do all such acts, deeds and things as are necessary
       to give full effect to and to complete the
       Proposed Empresa Acquisition with full power
       to assent to any conditions, modifications,
       variations and/or amendments as may be required
       or imposed by the relevant authorities and
       to do all such acts and things as they may
       consider necessary and expedient in the interest
       of the Company

2.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the approval of any other relevant authorities,
       to acquire 30% equity interest in KKJ comprising
       30,000 shares in accordance with the terms
       and conditions of the conditional share sale
       agreement dated 29 NOV 2007 entered into between
       CBIP and Terbit Daya for a cash consideration
       of MYR 18,000,000; to do all such acts, deeds
       and things as are necessary to give full effect
       to and to complete the proposed KKJ acquisition
       with full power to assent to any conditions,
       modifications, variations and/or amendments
       as may be required or imposed by the relevant
       authorities and to do all such acts and things
       as they may consider necessary and expedient
       in the interest of the Company




--------------------------------------------------------------------------------------------------------------------------
 CB INDUSTRIAL PRODUCT HOLDING BHD CBIPH                                                     Agenda Number:  701612738
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1228S105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  MYL7076OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the audited financial statements for              Non-Voting
       the FYE 31 DEC 2007 together with the reports
       of the Directors and the Auditors thereon

1.     Approve a tax exempt final dividend of 10% per            Mgmt          For                            For
       ordinary share in respect of the FYE 31 DEC
       2007

2.     Re-elect Mr. Lim Chai Beng as a Director, who             Mgmt          For                            For
       retires in accordance with Article 99 of the
       Articles of Association of the Company

3.     Re-elect Mr. Wong Chee Beng as a Director, who            Mgmt          For                            For
       retires in accordance with Article 99 of the
       Articles of Association of the Company

4.     Approve the payment of Non Executive Directors            Mgmt          For                            For
       fees of MYR 136,800 for the FYE 31 DEC 2007

5.     Re-appoint Messrs. Horwath as the Auditors of             Mgmt          For                            For
       the Company and authorize the Directors to
       fix their remuneration

6.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the Companies Act, 1965 [Act], provisions
       of the Company's Articles of Association and
       Listing requirements of Bursa Malaysia Securities
       Berhad [Bursa Securities] and any other relevant
       authority, to make purchases of ordinary shares
       of MYR 0.50 each in the Company's issued and
       paid-up ordinary share capital of the through
       Bursa Securities subject to: i) the maximum
       aggregate number of ordinary shares which may
       be purchased and/or held by the Company shall
       equivalent to 10% of the issued and paid-up
       ordinary share capital of the Company [shares]
       for the time being ii) the maximum funds to
       be allocated by the Company for the purpose
       of purchasing the Shares shall not exceed the
       aggregate of the retained profits and/or share
       premium account of the Company as of 31 DEC
       2007, the audited retained profits and share
       premium account of the Company were MYR 221,462
       and MYR 5,558,873 respectively; iii) [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company, or the expiration
       of the period within which the next AGM after
       that date is required by law to be held]; but
       not so as to prejudice the completion of purchase(s)
       by the Company before the aforesaid expiry
       date and, made in any event, in accordance
       with the provisions of the guidelines issued
       by the Bursa Securities or any relevant authorities;
       and iv) authorize the Directors of the Company
       upon completion of the purchases(s) of the
       shares of the Company a) cancel shares so purchased;
       or b) retain the shares so purchased as treasury
       shares c) retain part of the shares so purchased
       as treasury shares and cancel the remainder
       or d) distribute thee treasury shares as dividends
       to shareholders and/ or resell on the Bursa
       Securities and/or cancel all or part of them
       or in any other manner as prescribed by the
       Act, rules, regulations and orders made pursuant
       to the Act and the requirements of the Bursa
       Securities and any other relevant authority
       for the time being in force; and to take all
       such steps as are necessary or expedient to
       amendment or to effect the purchase(s) of the
       shares with full powers to assent to any conditions,
       modifications, resolutions, variations and/or
       amendments [if any] as may be imposed by the
       relevant authorities and to do all such acts
       and things as the said Directors may deem necessary
       or expedient in the in order to implement Finalize
       and give full effect in relation there to

7.     Authorize the Directors, pursuant to Section              Mgmt          For                            For
       132D of the Companies Act, 1965, to issue and
       allot shares in the Company, at any time, until
       the conclusion of the next AGM and upon such
       terms and conditions and for such purposes
       as the Directors may, in their absolute discretion,
       deem fit, provided that the aggregate number
       of shares issued does at exceed 10% of the
       issued share capital of the Company at the
       time issue and to obtain the approval for the
       listing of and quotation for the additional
       shares so issued, subject to the Companies
       Act, 1965 the Articles of Association of the
       Company and approval from Bursa Malaysia Securities
       Berhad and others relevant bodies where such
       approval is necessary

S.1    Approve the existing definition off securities            Mgmt          For                            For
       under Article 2 of the Articles of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 CB INDUSTRIAL PRODUCT HOLDING BHD CBIPH                                                     Agenda Number:  701632451
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1228S105                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  MYL7076OO002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the approval of Foreign Investment Committee
       and any other relevant authorities being obtained,
       for PPOM to acquire the entire issued and paid-up
       share capital of SGSB in accordance with the
       terms and conditions of the conditional share
       sale agreement dated 17 MAR 2008 entered into
       between PPOM and Tradewinds for a cash consideration
       of MYR 10; to do all such acts, deeds and things
       as are necessary to give full effect to and
       to complete the proposed SGSB acquisition with
       full power to assent to any conditions, modifications,
       variations and/or amendments as may be required
       or imposed by the relevant authorities and
       to do all such acts and things as they may
       consider necessary and expedient in the interest
       of the Company

2.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the approval of Foreign Investment Committee
       and any other relevant authorities being obtained,
       to dispose 50% equity interest in PPOM comprising
       50,000 ordinary shares of MYR 1.00 each in
       accordance with the terms and conditions of
       the conditional share sale agreement dated
       29 APR 2008 entered into between CBIP and TPB
       for a cash consideration of MYR 50,000 [PPOM
       Disposal SSA], and to enter into the shareholders
       agreement with TPB and PPOM [SA] simultaneously
       with the execution of the PPOM disposal SSA,
       to set out and regulate their relationships
       as shareholders of PPOM and their dealings
       with PPOM, and to provide for the future management
       and control of PPOM, with the intent that the
       SA shall take effect and be dated on the completion
       date of the PPOM disposal SSA; to do all such
       acts, deeds and things as are necessary to
       give full effect to and to complete the proposed
       joint venture with full power to assent to
       any conditions, modifications, variations and/or
       amendments as may be required or imposed by
       the relevant authorities and to do all such
       acts and things as they may consider necessary
       and expedient in the interest of the Company




--------------------------------------------------------------------------------------------------------------------------
 CHINA ECOTEK CORP                                                                           Agenda Number:  701640991
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1416K104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jun-2008
        ISIN:  TW0001535003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 458389 DUE TO RECEIPT OF NAMES OF THE DIRECTORS
       AND SUPERVISORS. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND YOU
       WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.

1.1    To report business operation result and financial         Non-Voting
       reports of FY 2007

1.2    Supervisors review financial reports of FY 2007           Non-Voting

1.3    Other reports                                             Non-Voting

2.1    Ratify the business operation result of FY 2007           Mgmt          For                            For

2.2    Ratify the net profit allocation of FY 2007               Mgmt          For                            For
       Cash Dividend: TWD 1.8 per share

2.3    Amend the Company Articles                                Mgmt          For                            For

241.1  Elect Mr. Lin Ming Hsiang [Hua Eng Wire N Cable           Mgmt          For                            For
       Company Limited, Shareholder No.4] as a Director

241.2  Elect Mr. Li Wen Lung [Chun Yuan Steel Industry           Mgmt          For                            For
       Company Limited,  Shareholder No.15] as a Director

241.3  Elect Mr. Chen Tsan Jen [Chairman .Chin Ho Fa             Mgmt          For                            For
       Steel N Iron Company Limited, Shareholder No.11]
       as a Director

242.1  Elect Mr. Sun Te Pin [Chun Yu Works N Company             Mgmt          For                            For
       Limited, Shareholder No.9] as a Supervisor

242.2  Elect Mr. Lin Po Nien [Bichain Trading Company            Mgmt          For                            For
       Limited, Shareholder No.16] as a Supervisor

2.5    Approve to relieve restrictions on the Directors          Mgmt          For                            For
       acting as the Directors of other Companies




--------------------------------------------------------------------------------------------------------------------------
 CHINA GREEN (HOLDINGS) LTD                                                                  Agenda Number:  701354970
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2107G105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  10-Oct-2007
        ISIN:  BMG2107G1050
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Independent
       Auditors of the Company and its subsidiaries
       for the YE 30 APR 2007

2.     Declare a final dividend for the YE 30 APR 2007           Mgmt          For                            For

3.A    Re-elect Mr. Hu Ji Rong as a Director                     Mgmt          For                            For

3.B    Re-elect Mr. Lin Chuan Bi as a Director                   Mgmt          For                            For

3.C    Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Directors

4.     Re-appoint CCIF CPA Limited as the Auditors               Mgmt          For                            For
       of the Company and authorize the Directors
       to fix their remuneration

5.     Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares of HKD
       0.10 each in the share capital of the Company
       [the Shares] and make or grant offers, agreements
       and options [including warrants, bonds and
       debentures convertible into shares] during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of the conversion rights attaching
       to any convertible securities issued by the
       Company; or iii) the exercise of warrants to
       subscribe for shares; or iv) the exercise of
       options granted under any Share Option Scheme
       or similar arrangement for the time being adopted
       by the Company; or v) an issue of shares in
       lieu of the whole or part of a dividend on
       shares in accordance with the Bye-Laws of the
       Company [Bye-Laws]; [Authority expires the
       earlier of the conclusion of the next AGM of
       the Company or the expiration of the period
       within which the next AGM is required by the
       Bye-laws of the Company or any applicable law
       of Bermuda to be held]

6.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       the shares of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [Stock Exchange] or any other stock
       exchange on which the shares of the Company
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable laws
       and the requirements of the Rules Governing
       the Listing of securities on the Stock Exchange
       or those of any other recognized Stock Exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company in issue; [Authority
       expires the earlier of the conclusion of the
       AGM of the Company or the expiration of the
       period within which the next AGM of the Company
       is required by the Bye-laws of the Company
       or any applicable law of Bermuda to be held]

7.     Approve to extend the general mandate granted             Mgmt          For                            For
       to the Directors of the Company, conditional
       upon passing Resolutions 5 and 6, to allot,
       issue and deal with additional shares and to
       make or grant offers, agreements and options
       which might require the exercise of such powers
       pursuant to Resolution 5 by the addition thereto
       of an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to Resolution 6, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company as at the date of passing
       the resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA INFRASTRUCTURE MACHINERY HOLDINGS LTD                                                 Agenda Number:  701562779
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2111M122                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-May-2008
        ISIN:  KYG2111M1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited consolidated financial statements     Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.1    Appoint Mr. Han Xuesong as an Independent Non-Executive   Mgmt          For                            For
       Director of the Company

3.2    Appoint Prof. Wang Fanghua as an Independent              Mgmt          For                            For
       Non-Executive Director of the Company

3.3    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Independent Non-Executive
       Directors

4.1    Re-elect Mr. Li San Yim as an Executive Director          Mgmt          For                            For
       of the Company

4.2    Re-elect Mr. Qiu Debo as an Executive Director            Mgmt          For                            For
       of the Company

4.3    Re-elect Mr. Luo Jianru as an Executive Director          Mgmt          For                            For
       of the Company

4.4    Re-elect Dr. Mou Yan Qun as an Executive Director         Mgmt          For                            For
       of the Company

4.5    Re-elect Mr. Chen Chao as an Executive Director           Mgmt          For                            For
       of the Company

4.6    Re-elect Mr. Lin Zhong Ming as an Executive               Mgmt          For                            For
       Director of the Company

4.7    Re-elect Ms. Ngai Ngan Ying as a Non-Executive            Mgmt          For                            For
       Director of the Company

4.8    Re-elect Ms. Fang Deqin as a Non-Executive Director       Mgmt          For                            For
       of the Company

4.9    Re-elect Dr. Qian Shizheng as an Independent              Mgmt          For                            For
       Non-Executive Director of the Company

4.10   Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

5.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors of the Company and authorize
       the Board to fix their remuneration

6.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company to make or grant offers,
       agreements and options, the aggregate nominal
       amount of share capital allotted or agreed
       [whether pursuant to options or otherwise]
       by the Directors of the Company during the
       relevant period pursuant to this resolution,
       otherwise than pursuant to: i) a rights issue
       ii) the exercise of the subscription rights
       or conversion under the terms of any warrants
       issued by the Company or any securities which
       are convertible into shares of the Company;
       or iii) the exercise of subscription rights
       under any share option scheme or similar arrangement
       for the time being adopted by the Company and/or
       any of its subsidiaries of shares or rights
       to acquire shares of the Company; or (iv) any
       scrip dividend on shares of the Company in
       accordance with the articles of association
       of the Company, shall not exceed 20% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution; [Authority expires the earlier
       at the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable law to be held]

7.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       issued shares in the capital of the Company
       or any other rights to subscribe shares in
       the capital of the Company in each case on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or on any other stock exchange
       on which the securities of the Company may
       be listed and which is recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, and that the
       exercise by the Directors of all the powers
       of the Company to repurchase such shares, subject
       to and in accordance with all applicable laws
       or the requirements of the Rules Governing
       the Listing of Securities on The Stock Exchange
       of Hong Kong Limited, to procure the Company
       to purchase its shares at a price determined
       by the Directors of the Company; the aggregate
       nominal amount of shares or any other rights
       to subscribe shares in the capital of the Company
       in each case which are authorized to be repurchased
       or agreed conditionally or unconditionally
       to be repurchased by the Company pursuant to
       the approval in this resolution during the
       relevant period shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue as at the date of passing
       this resolution, and the authority pursuant
       to this resolution shall be limited accordingly;
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company or any applicable
       law to be held]

8.     Approve, subject to the passing of Resolutions            Mgmt          For                            For
       5 and 6 to extend the general mandate granted
       to Directors of the Company and for the time
       being in force to exercise the powers of the
       Company to allot, issue and deal with new shares
       pursuant to the Resolution 5 extended by the
       addition to the aggregate nominal amount of
       the share capital of the Company which may
       be allotted or agreed conditionally or unconditionally
       to be allotted by the Directors of the Company
       pursuant to such general mandate of an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to the said Resolution 6, provided
       that such extended amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue as at
       the date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA LIFESTYLE FOOD AND BEVERAGES GROUP LTD                                                Agenda Number:  701539530
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2155A109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Apr-2008
        ISIN:  BMG2155A1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors and the Auditors          Mgmt          For                            For
       report and the audited accounts FYE 31 DEC
       2007

2.     Approve the payment of a tax not applicable               Mgmt          For                            For
       final dividend of RMB 0.02 per ordinary share
       for the FYE 31 DEC 2007

3.     Approve the payment of the Directors fees SGD             Mgmt          For                            For
       250,980 for the FYE 31 DEC 2007

4.     Re-elect Dr. Wang Kai Yuen as a Director of               Mgmt          For                            For
       the Company

5.     Re-elect Mr.Tan Soo Kiat as a Director of the             Mgmt          For                            For
       Company

6.     Re-elect Mr. Lam Ming Yung as a Director of               Mgmt          For                            For
       the Company

7.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the company's Auditors and to authorize the
       Directors to fix their remuneration

8.     Authorize the Directors to allot and issue shares         Mgmt          For                            For
       in Company such that the pursuant to the provisions
       of Rule 806 of the Listing manual of the Singapore
       Exchange Securities Trading Limited [SGX-ST]
       the Directors be empowered to allot and issue
       shares and convertible securities in the capital
       of the Company at any time and upon such terms
       and conditions and for such purposes as the
       Directors may in their absolute discretion
       deem fit the aggregate number of shares [including
       shares to be issued in accordance with the
       terms of convertible securities issued made
       or granted pursuant to this Resolution] to
       be allotted and issued pursuant to this resolution
       shall not exceed fifty per centum (50%) of
       the total number of issued shares excluding
       treasury shares of the Company at the time
       of the passing of this Resolution;  the aggregate
       number of shares and convertible securities
       to be issued other than on a pro-rata basis
       to existing shareholders of the Company shall
       not exceed 20% of the total number of issued
       shares excluding treasury shares of the Company
       at the time of the passing of this Resolution;[
       Authority expire until conclusion of the Company
       next AGM o the date by which the next AGM of
       the Company is required by law or the Company
       bye-laws]

9.     Authorize the Directors of the Company to offer           Mgmt          For                            For
       and grant options in accordance with China
       Company to offer and grant options from time
       to time in accordance with the provisions of
       the China Lifestyle employee Share Option Scheme
       [the 'Scheme'] and pursuant to the provisions
       of Rule 806 of the Listing Manual of the SGX-ST,
       to allot and issue from time to time such number
       of shares in the capital of the Company as
       may be required to be issued pursuant to the
       exercise of options granted under the scheme
       provided that the aggregate number of shares
       to be issued pursuant to the Scheme shall not
       exceed 15% of the total number of issued shares
       excluding treasury shares of the Company from
       time to time as determined in accordance with
       the provisions of the Scheme

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 CHINA PROPERTIES GROUP LIMITED                                                              Agenda Number:  701538273
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2159A105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-May-2008
        ISIN:  KYG2159A1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and the
       reports of the Directors and the Auditors for
       the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.a    Re-elect Mr. Xu Li Chang as an Executive Director         Mgmt          For                            For

3.b    Re-elect Mr. Garry Alides Willinge as an Independent      Mgmt          For                            For
       Non-executive Director

3.c    Re-elect Mr. Wu Zhi Gao as an Independent Non-executive   Mgmt          For                            For
       Director

3.d    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors' remuneration

4.     Re-appoint Messrs. Deloitte Touche Tohmatsu               Mgmt          For                            For
       as the Auditors of the Company and authorize
       the Board of Directors to fix their remuneration

5.     Authorize the Directors to purchase shares in             Mgmt          For                            For
       the capital of the Company, during the relevant
       period, subject to and in accordance with all
       applicable laws and regulations, not exceeding
       10% of the aggregate nominal amount of the
       issued share capital; [Authority expires the
       earlier of the conclusion of the next AGM or
       the expiration of the period within which the
       next AGM of the Company is required by the
       Articles of Association of the Company or any
       applicable laws to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with authorized and unissued shares in
       the capital of the Company and make or grant
       offers, agreements and options during and after
       the relevant period, not exceeding the aggregate
       of 20% of the aggregate nominal amount of the
       issued share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       exercise of options under a share option scheme
       or similar arrangement; or iii) any scrip dividend
       or similar arrangement providing for the allotment
       of shares in lieu of the whole or part of a
       dividend on shares of the company in accordance
       with the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association of
       the Company or any applicable laws to be held]

7.     Approve, conditional upon the passing of Resolutions      Mgmt          Abstain                        Against
       5 and 6, the general mandate referred to in
       resolution 6 above to extended by the addition
       to the aggregate nominal amount of shares which
       may be allotted and issued or agreed conditionally
       or unconditionally to be allotted and issued
       by the Directors pursuant to such general mandate
       of an amount representing the aggregate nominal
       amount of shares purchased by the Company pursuant
       to the mandate referred to in resolution 5,
       above, provided that such amount shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       on the date of the passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHINA RARE EARTH HOLDINGS LTD                                                               Agenda Number:  701566359
--------------------------------------------------------------------------------------------------------------------------
    Security:  G21089100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  KYG210891001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the Audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries for the YE 31 DEC 2007 and the
       Directors report and the Independent Auditors
       report thereon

2.     Declare a final dividend for the YE 31 DEC 2007           Mgmt          For                            For

3.A    Re-elect Ms. Xu Panfeng as a Director                     Mgmt          For                            For

3.B    Re-elect Mr. Jiang Cainan as a Director                   Mgmt          For                            For

3.C    Re-elect Mr. Jin Zhong as a Director                      Mgmt          For                            For

3.D    Authorize the Board of Directors to fix the               Mgmt          For                            For
       Directors remuneration

4.     Re-appoint the retiring Auditors, ShineWing               Mgmt          For                            For
       (HK) CPA Limited and authorize the Board of
       Directors to fix their remuneration

5.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [the Listing Rules], to allot, issue and deal
       with the unissued shares of HKD 0.10 each in
       the capital of the Company and to make or grant
       offers, agreements and options including warrants
       to subscribe for shares, during the relevant
       period, not exceeding the aggregate of 20%
       of the aggregate nominal amount of the issued
       share capital of the Company at the date of
       passing of this resolution; otherwise than
       pursuant to i) a rights issue; or ii) any Share
       Option Scheme of the Company; or iii) any issue
       of shares in lieu of the whole or part of a
       dividend on shares in accordance with the Articles
       of Association of the Company and other relevant
       regulations; or iv) any issue of share upon
       the exercise of rights of subscription or conversion
       under the terms of any warrants of the Company
       or any securities which are convertible into
       shares; [Authority expires the earlier of the
       conclusion of the next AGM of the Company or
       the expiration of the period within which the
       next AGM of the Company is required by any
       applicable Law or the Articles of Association
       of the Company to be held]

6.     Authorize the Directors of the Company to purchase        Mgmt          For                            For
       shares of HKD 0.10 each in the capital of the
       Company on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange], or any other
       stock exchange on which the Shares may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong and the Stock Exchange
       for such purpose during the relevant period,
       and subject to and in accordance with the rules
       and regulations of the Securities and Futures
       Commission of Hong Kong, the Stock Exchange,
       the Companies Law, Chapter 22 [Law 3 of 1961,
       as consolidated and revised] of the Cayman
       Islands and all other applicable laws in this
       regard, not exceeding 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       any applicable Law or the Articles of Association
       of the Company to be held]

7.     Approve, conditional on the passing of Resolutions        Mgmt          For                            For
       5 and 6, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       additional shares of the Company pursuant to
       Resolution 5 by the addition thereto an amount
       representing the aggregate nominal amount of
       the share capital of the Company purchased
       or agreed to be purchased by the Company under
       the authority granted pursuant to Resolution
       6, provided that such amount does not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of passing this resolution




--------------------------------------------------------------------------------------------------------------------------
 CHROMA ATE INC                                                                              Agenda Number:  701599221
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1604M102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  TW0002360005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 480940 DUE TO RECEIPT OF NAMES OF THE DIRECTORS
       AND SUPERVISORS. ALL VOTES RECEIVED ON THE
       PREVIOUS MEETING WILL BE DISREGARDED AND YOU
       WILL NEED TO REINSTRUCT ON THIS MEETING NOTICE.
       THANK YOU.

A.1    The 2007 business operations                              Non-Voting

A.2    The 2007 audited reports                                  Non-Voting

A.3    The status of endorsement and guarantee                   Non-Voting

A.4    The establishment for the rules of the Board              Non-Voting
       meeting

A.5    The status of buyback treasury stock                      Non-Voting

B.1    Approve the 2007 business and financial statements        Mgmt          For                            For

B.2    Approve the 2007 profit distribution cash dividend        Mgmt          For                            For
       : TWD 3.6 per share

B.3    Approve to issue the new shares from retained             Mgmt          For                            For
       earnings and staff bonus stock dividend: 60
       for 1000 shares held

B.4    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.5    Approve to revise the procedure of electing               Mgmt          For                            For
       the Directors and Supervisors

B61.1  Elect Mr. Leo Huang [ID No. P101066836] as a              Mgmt          For                            For
       Director

B61.2  Elect Mr. Ming Cheng as a Director [ID No. A104114864]    Mgmt          For                            For

B61.3  Elect Hui Mou Investment Company Limited as               Mgmt          For                            For
       a Director Tax ID. 97315054

B61.4  Elect Mr. T.M. Chung as a Director [ID No. J102535596]    Mgmt          For                            For

B61.5  Elect Mr. Quincy Lin as a Director [ID No. D100511842]    Mgmt          For                            For

B62.1  Elect Mr. Chi-Jen Chou as a Supervisor [ID No.            Mgmt          For                            For
       T100113241]

B62.2  Elect Case Investment Company Limited as the              Mgmt          For                            For
       Supervisor [Tax ID. 94761801]

B.7    Approve to release prohibition on Directors               Mgmt          For                            For
       from participation in competitive business

B.8    Other issues and Extraordinary Motions                    Mgmt          For                            Against




--------------------------------------------------------------------------------------------------------------------------
 CIA HERING SA, BRASIL                                                                       Agenda Number:  701505628
--------------------------------------------------------------------------------------------------------------------------
    Security:  P50753105                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  10-Apr-2008
        ISIN:  BRHGTXACNOR9
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

a.1    Approve the Directors' accounts, to examine,              Mgmt          For                            For
       discuss the Company's consolidated financial
       statements for the FYE 31 DEC 2007

a.2    Approve the proposal for the capital budget               Mgmt          For                            For
       for the year 2007 and set the shareholders
       remuneration

a.3    Elect 1 member of the Board of Directors                  Mgmt          For                            For

a.4    Approve the global remuneration of the Board              Mgmt          For                            For
       of Directors for the FYE 2007

E.1    Approve the creation of the plan of the granting          Mgmt          For                            For
       of options to purchase shares in the Company
       [Stock Option Plan]

E.2    Authorize the Board of Directors to decide on             Mgmt          For                            For
       the characteristics of the regulations for
       the Stock Option Plan




--------------------------------------------------------------------------------------------------------------------------
 CITIC INTERNATIONAL FINANCIAL HOLDINGS LTD                                                  Agenda Number:  701566068
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y1636Y108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  HK0183011623
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements together with            Mgmt          For                            For
       the Reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.A.1  Re-elect Mr. Kong Dan as a Director                       Mgmt          For                            For

2.A.2  Re-elect Mr. Chang Zhenming as a Director                 Mgmt          For                            For

2.A.3  Re-elect Mr. Dou Jianzhong as a Director                  Mgmt          For                            For

2.A.4  Re-elect Mr. Jose Barreiro as a Director                  Mgmt          For                            For

2.A.5  Re-elect Mrs. Chan Hui Dor Lam Doreen as a Director       Mgmt          For                            For

2.A.6  Re-elect Mr. Chen Xiaoxian as a Director                  Mgmt          For                            For

2.A.7  Re-elect Mr. Fan Yifei as a Director                      Mgmt          For                            For

2.A.8  Re-elect Mr. Feng Xiaozeng as a Director                  Mgmt          For                            For

2.A.9  Re-elect Mr. Manuel Galatas as a Director                 Mgmt          For                            For

2A10   Re-elect Mr. Rafael Gil-Tienda as a Director              Mgmt          For                            For

2A11   Re-elect Mr. Ju Weimin as a Director                      Mgmt          For                            For

2A12   Re-elect Mr. Lam Kwong Siu as a Director                  Mgmt          For                            For

2A13   Re-elect Mr. Liu Jifu as a Director                       Mgmt          For                            For

2A14   Re-elect Mr. Lo Wing Yat Kelvin as a Director             Mgmt          For                            For

2A15   Re-elect Mr. Roger Clark Spyer as a Director              Mgmt          For                            For

2A16   Re-elect Mr. Tsang Yiu Keung Paul as a Director           Mgmt          For                            For

2A17   Re-elect Mr. Wang Dongming as a Director                  Mgmt          For                            For

2A18   Re-elect Mr. Zhao Shengbiao as a Director                 Mgmt          For                            For

2.B    Authorize the Board to fix the Directors' remuneration    Mgmt          For                            For
       for the year 2007

3.     Appoint KPMG as the Auditors and authorize the            Mgmt          For                            For
       Board to fix their remuneration

4.     Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue and deal with unissued shares in the
       capital of the Company and make or grant offers,
       agreements and options; the aggregate nominal
       amount of share capital allotted or agreed
       conditionally or unconditionally to be allotted,
       otherwise than pursuant to 1) a Rights Issue;
       or 2) the exercise of any option under any
       option Scheme or under any option scheme or
       similar arrangement for time being adopted
       for the grant or issue to Officers and/or employees
       of the Company and/or any of its subsidiaries
       or any other person of shares or rights to
       acquire shares of the Company; or 3) any scrip
       dividend schemes or similar arrangement providing
       for the allotment and issue of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company; or 4) any adjustment
       after the date of grant or issue of any options,
       warrants or other securities referred to herein,
       in the price at which shares in the capital
       of the Company which shall be subscribed, on
       exercise of relevant rights under such options,
       rights to subscribe, warrants or other securities,
       such adjustment being made in accordance with,
       or as contemplated by, the terms of such options,
       warrants or other securities; or 5) a specific
       authority granted by the shareholders of the
       Company in general meeting, subject to Resolution
       6, shall not exceed 20% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of passing this resolution
       and the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company as required by any applicable laws
       or the Articles of Association of the Company
       to be held]

5.     Authorize the Directors of the Company, to repurchase     Mgmt          For                            For
       the issued shares in the capital of the Company
       on the Stock Exchange of Hong Kong Limited
       or any other stock exchange on which shares
       may be listed and recognized by the Securities
       and Futures Commission of Hong Kong and the
       Stock Exchange for this purpose, subject to
       and in accordance with all applicable Laws;
       the aggregate nominal amount of the shares
       which may be re purchased by the Company pursuant
       to the approval of this resolution shall not
       exceed 10% of the aggregate nominal amount
       of the share capital of the Company in issue
       at the date of this resolution, and the said
       approval shall be limited accordingly; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company by the as required by any applicable
       laws or the Articles of Association of the
       Company has to be held]

6.     Approve, subject to the passing of Resolution             Mgmt          For                            For
       5, the general mandate under Resolution 4 to
       extend by increasing nominal amount of share
       capital of the Company permitted to be allotted
       or agreed conditionally or unconditionally
       to be allotted by the Directors pursuant to
       and in accordance with the mandate granted
       under the Resolution 4 by an amount equivalent
       to the aggregate nominal amount of the shares
       in the capital of the Company which may be
       repurchased by the Company pursuant to and
       in accordance with the mandate granted under
       Resolution 5, to the aggregate nominal amount
       shall not exceed 10% of the existing issued
       share capital of the Company as at the date
       of passing of this resolution




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932762378
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Special
      Ticker:  RIOPR                                                                 Meeting Date:  30-Aug-2007
        ISIN:  US2044121000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO AMEND THE COMPANY'S BY-LAWS.                  Mgmt          For                            For

02     PROPOSAL FOR A FORWARD STOCK SPLIT, PURSUANT              Mgmt          For                            For
       TO WHICH EACH AND EVERY CURRENT SHARE ISSUED
       BY THE COMPANY, BOTH COMMON AND PREFERRED,
       SHALL BECOME TWO SHARES OF THE SAME TYPE AND
       CLASS, AS THE CASE MAY BE, AND THE CORRESPONDING
       ADJUSTMENT OF ARTICLE 5 AND ARTICLE 6 OF THE
       COMPANY'S BY-LAWS.

03     CONSOLIDATION OF THE AMENDMENTS TO THE COMPANY'S          Mgmt          For                            For
       BY-LAWS, MENTIONED ABOVE IN ITEMS I AND II
       HEREIN, IF SUCH PROPOSED MODIFICATIONS ARE
       APPROVED.

04     RATIFICATION OF CVRD'S ACQUISITION OF THE CONTROLLING     Mgmt          For                            For
       SHARE OF AMCI HOLDINGS AUSTRALIA, AS REQUIRED
       BY ARTICLE 256 SECTION 1 OF THE BRAZILIAN CORPORATE
       LAW.

05     REPLACEMENT OF A BOARD MEMBER.                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  701337570
--------------------------------------------------------------------------------------------------------------------------
    Security:  P2605D109                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Aug-2007
        ISIN:  BRVALEACNPA3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT:  A               Non-Voting
       BENEFICIAL OWNER SIGNED POWER OF ATTORNEY (POA)
       IS REQUIRED IN ORDER TO LODGE AND EXECUTE YOUR
       VOTING INSTRUCTIONS IN THIS MARKET. ABSENCE
       OF A POA, MAY CAUSE YOUR INSTRUCTIONS TO BE
       REJECTED. IF YOU HAVE ANY QUESTIONS, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE

       PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting
       CAN VOTE ON ALL RESOLUTIONS. THANK YOU.

I.     Amend the By Laws of the Company, i) inclusion            Mgmt          For                            For
       of a sole paragraph in Article 12, so as to
       authorize the holding of meetings of the Board
       of Directors, exceptionally in a location other
       than the headquarters of the Company; ii) the
       main part of Article 26, so as to increase
       the maximum number of members of the Executive
       Committee from 9 to 11; iii) adaptation of
       the Article 27 and of paragraph 1 and 2, and
       the consequent renumbering of the subsequent
       paragraphs, so as to Govern the rule for substitutions
       of the Chief Executive Officer and of the other
       Executive Committee Members; iv) the Article
       29, so as to allow that meetings of the Executive
       Committee may be held by telephone conference,
       video conference or by another means of communication;
       v) the wording of Article 21(IV) and the inclusion
       of a line 'IV' to Article 25 so as to adjust
       the responsibilities of the Executive Development
       and of the Governance and Sustainability Committees
       regarding the issuance of a report concerning
       the health and safety policies; vi) the Article
       33(VI) so as to adapt it to the amendments
       proposed to Article 27

II.    Approve, the split of shares issued by the Company,       Mgmt          For                            For
       in which each ordinary and preferred share
       issued by the Company will come to be represented
       by two shares of the same type and class, with
       the consequent amendment of Articles 5 and
       6 of the Corporate By laws

iii.   Approve, the consolidation of the amendments              Mgmt          For                            For
       of the Corporate By Laws, mentioned in Resolutions
       I and II

IV.    Ratify, in accordance with the terms of Articles          Mgmt          For                            For
       256[1] of Law 6404/76, the acquisition of share
       control of AMCI Holdings Australia by the Company

V.     Approve, the substitution of a full Member of             Mgmt          For                            For
       the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932874236
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412100                                                             Meeting Type:  Annual
      Ticker:  RIOPR                                                                 Meeting Date:  29-Apr-2008
        ISIN:  US2044121000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          For                            For
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          For                            For
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR THE COMPANY

O1C    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          For                            For

O1D    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          For                            For
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          For                            For
       OF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLY
       OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO
       ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

E2B    TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE              Mgmt          For                            For
       TOHMATSU AUDITORES INDEPENDENTES, THE EXPERTS
       HIRED TO APPRAISE THE VALUE OF THE COMPANY
       TO BE MERGED

E2C    TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          For                            For
       BY THE EXPERT APPRAISERS

E2D    THE APPROVAL FOR THE MERGER OF FERRO GUSA CARAJAS         Mgmt          For                            For
       S.A., WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  701508838
--------------------------------------------------------------------------------------------------------------------------
    Security:  P2605D109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BRVALEACNPA3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       PLEASE NOTE THAT THE PREFERRED SHAREHOLDERS               Non-Voting
       CAN VOTE ON ALL ITEMS. THANK YOU.

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU.

A.1    Approve the Board of Directors' annual report,            Mgmt          For                            For
       the financial statements, relating to FYE 31
       DEC 2007

A.2    Approve the distribution of the FY'S net profits          Mgmt          For                            For
       and to the budget of capital for the year of
       2007

A.3    Elect the Members of the Finance Committee                Mgmt          For                            For

A.4    Approve the Directors' and Finance Committee's            Mgmt          For                            For
       global remuneration

E.1    Approve the terms of the Articles 224 and 225             Mgmt          For                            For
       of Law No. 6404/76, the take over protocol
       and justification of Ferro Gusa Carajas S.A.
       a full subsidiary of this Company

E.2    Ratify the Nomination of Deloitte Touch Tohmatsu          Mgmt          For                            For
       Auditors independence, the specialized Company
       contracted to carryout the appraisal of the
       Ferro Gusa Carajas S.A.

E.3    Approve the respective appraisal report, prepared         Mgmt          For                            For
       by the specialized Company

E.4    Approve the takeover, without increasing the              Mgmt          For                            For
       share capital and without issuing new shares,
       of Ferro Gusa Carajas S.A. by this Company




--------------------------------------------------------------------------------------------------------------------------
 CREDICORP LTD.                                                                              Agenda Number:  932823366
--------------------------------------------------------------------------------------------------------------------------
    Security:  G2519Y108                                                             Meeting Type:  Annual
      Ticker:  BAP                                                                   Meeting Date:  28-Mar-2008
        ISIN:  BMG2519Y1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO CONSIDER AND APPROVE THE ANNUAL REPORT OF              Mgmt          For                            For
       THE COMPANY FOR THE FINANCIAL YEAR ENDED DECEMBER
       31, 2007.

02     TO CONSIDER AND APPROVE THE AUDITED CONSOLIDATED          Mgmt          For                            For
       FINANCIAL STATEMENTS OF THE COMPANY AND ITS
       SUBSIDIARIES FOR THE FINANCIAL YEAR ENDED DECEMBER
       31, 2007, INCLUDING THE REPORT OF THE INDEPENDENT
       AUDITORS OF THE COMPANY THEREON.

03     TO ELECT THE BOARD OF DIRECTORS FOR A THREE               Mgmt          For                            For
       YEAR PERIOD.

04     TO DETERMINE THE REMUNERATION OF THE BOARD OF             Mgmt          For                            For
       DIRECTORS OF THE COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 CREMER S A                                                                                  Agenda Number:  701523501
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3284T100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  BRCREMACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.I    Approve the Directors' accounts, the Company's            Mgmt          For                            For
       consolidated financial statements for the FYE
       31 DEC 2007

A.II   Approve the allocation of net profit loss from            Mgmt          For                            For
       the FY and the distribution of dividends

A.III  Approve to set the Director's remuneration                Mgmt          For                            For

A.IV   Approve to install and elect the Members of               Mgmt          For                            For
       the Finance Committee

E.I    Elect the Independent Member of the Board of              Mgmt          For                            For
       Directors

E.II   Approve to change the quantitative limit of               Mgmt          For                            For
       the Company's Stock Option Plan by the EGM
       held on 30 MAR 2007, in such a way as to meet
       the need to expand the Plan

E.III  Approve to updated the amount of the share capital,       Mgmt          For                            For
       with the consequent amendment of Article 5
       of the Corporate By Laws, to reflect the capital
       increases decided on 27 APR 2007 and 15 MAY
       2007

E.IV   Amend the Article 20 of the By Laws, increasing           Mgmt          For                            For
       the numbers of Members who make up the Executive
       Committee from 2 to 5, and to make it so that
       this change is reflected in Articles 21, 22,
       24 and 26 of the Corporate By Laws

E.V    Approve to consolidate the Corporate By Laws,             Mgmt          For                            For
       in order to reflect the mentioned in the preceding
       items




--------------------------------------------------------------------------------------------------------------------------
 CREMER S A                                                                                  Agenda Number:  701595095
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3284T100                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  BRCREMACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN EGM. THANK YOU.               Non-Voting

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 462206 DUE TO POSTPONMENT OF THE MEETING.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

I.     Approve to update the amount of the share capital         Mgmt          For                            For
       with the consequent amendment of the Article
       5 of the Corporate By-Laws to reflect the capital
       increases decided on 27 APR 2007 and 15 MAY
       2007

II.    Amend the Article 20 of the By-Laws increasing            Mgmt          For                            For
       the number of Members who make up the Executive
       Committee from 2 to 5 and to make it so that
       this change is reflected in the Articles 21,
       22, 24 and 26 of the Corporate By-Laws

III.   Approve to consolidate the Corporate By-Laws              Mgmt          For                            For
       in order to reflect the proposals mentioned
       in the preceding items




--------------------------------------------------------------------------------------------------------------------------
 CREMER S A                                                                                  Agenda Number:  701596489
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3284T100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  BRCREMACNOR2
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

A.     Approve, on first call, by the decision of the            Mgmt          For                            For
       general meeting held on 29 APR 2008, to decide
       on the absorption of the accumulated losses
       in the FY that ended on 31 DEC 2007, through
       the reduction of the share capital or through
       the capital reserve

B.1    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       approve to increase the number of Members of
       the Board of Directors set at the EGM held
       on 04 APR 2007, with a term in office up to
       the 2010 AGM, from 7 to 8 Members

B.2    PLEASE NOTE THAT THIS IS A SHAREHOLDERS' PROPOSAL:        Shr           For                            Against
       elect a new Member to the Board of Directors
       to fill the new vacancy opened, in the event
       the matter contained under Resolution B.1 above
       is approved

C.     Approve, on first call: the proposal of the               Mgmt          For                            For
       Administration to amend Items 4, 6 and 7 of
       the Stock Option Plan of the Company for adjustments
       in the rules of distribution among the Bylaws
       Officers and the Management Level Executives,
       as well as the provision that new way can be
       added; and the consolidated wording of the
       Stock Option Plan




--------------------------------------------------------------------------------------------------------------------------
 CSE GLOBAL LTD                                                                              Agenda Number:  701521963
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8346J107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SG1G47869290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       the audited accounts of the Company for the
       YE 31 DEC 2007 together with the Auditors'
       report thereon

2.     Declare the first and final [1-tier tax exempt]           Mgmt          For                            For
       dividend of 3.5 cents per share for the YE
       31 DEC 2007

3.     Re-elect Mr. Tan Mok Koon as a Director of the            Mgmt          For                            For
       Company, who retires pursuant to Articles 95
       of the Articles of Association of the Company

4.     Re-elect Dr. Lim Boh Soon as a Director of the            Mgmt          For                            For
       Company, who retires pursuant to Articles 95
       of the Articles of Association of the Company

5.     Approve the payment of the Directors' fees of             Mgmt          For                            For
       SGD 229,000 for the YE 31 DEC 2007

6.     Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and authorize the Directors of
       the Company to fix their remuneration

       Transact any other ordinary business                      Non-Voting

7.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act, Chapter
       50 and Rule 806 of the Listing Manual of the
       Singapore Exchange Securities Trading Limited,
       to: a) i) issue shares in the Company [shares]
       whether by way of rights, bonus or otherwise;
       and/or ii) make or grant offers, agreements
       or options [collectively, Instruments] that
       might or would require shares to be issued,
       including but not limited to the creation and
       issue of [as well as adjustments to] options,
       warrants, debentures or other instruments convertible
       into shares, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors of the Company
       may in their absolute discretion deem fit;
       and b) [notwithstanding the authority conferred
       by this resolution may have ceased to be in
       force] issue shares in pursuance of any Instrument
       made or granted by the Directors of the Company
       while this resolution was in force, provided
       that: 1) the aggregate number of shares [including
       shares to be issued in pursuance of the Instruments,
       made or granted pursuant to this resolution]
       and Instruments to be issued pursuant to this
       resolution shall not exceed 50% of the total
       number of issued shares [excluding treasury
       shares] in the capital of the Company [as calculated
       in accordance with sub-paragraph [2] below],
       of which the aggregate number of shares and
       Instruments to be issued other than on a pro
       rata basis to existing shareholders of the
       Company shall not exceed 20% of the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company [as calculated
       in accordance with sub-paragraph [2] below];
       2) [subject to such calculation as may be prescribed
       by the Singapore Exchange Securities Trading
       Limited] for the purpose of determining the
       aggregate number of shares and Instruments
       that may be issued under sub-paragraph [1]
       above, the percentage of issued shares and
       Instruments shall be based on the total number
       of issued shares [excluding treasury shares]
       in the capital of the Company at the time of
       the passing of this resolution, after adjusting
       for: a) new shares arising from the conversion
       or exercise of the Instruments or any convertible
       securities; b) new shares arising from exercising
       share options or vesting of share awards outstanding
       and subsisting at the time of the passing of
       this resolution; and c) any subsequent bonus
       issue, consolidation or subdivision of shares;
       3) in exercising the authority conferred by
       this resolution, the Company shall comply with
       the provisions of the Listing Manual of the
       Singapore Exchange Securities Trading Limited
       for the time being in force [unless such compliance
       has been waived by the Singapore Exchange Securities
       Trading Limited] and the Articles of Association
       of the Company; and [Authority expires the
       earlier at the conclusion of the next AGM of
       the Company or the date by which the next AGM
       of the Company is required by Law to be held];
       whichever is earlier or in case of shares to
       be issued in pursuance of the instruments,
       made or granted pursuant to this resolution,
       until the issuance of such shares in accordance
       with the terms of the instruments

8.     Authorize the Directors of the Company, pursuant          Mgmt          For                            For
       to Section 161 of the Companies Act, Chapter
       50, to issue from time to time such number
       of shares in the capital of the Company as
       may be required to be issued pursuant to the
       exercise of options granted by the Company
       under the CSE Global Limited Employee's Share
       Option Scheme [the 'Scheme'], whether granted
       during the subsistence of this authority or
       otherwise, provided always that the aggregate
       number of additional ordinary shares to be
       issued pursuant to the Scheme shall not exceed
       12% of the total number of issued shares [excluding
       treasury shares] in the capital of the Company
       from time to time and that such authority shall,
       [Authority expires the earlier at the conclusion
       of the next AGM of the Company or the date
       by which the next AGM of the Company is required
       by Law to be held]

9.     Authorize the Director, pursuant to Section               Mgmt          For                            For
       161 of the Companies Act, Chapter 50 to issue
       from time to time such number of shares in
       the capital of the Company as may be required
       to be issued pursuant to the exercise of options
       granted by the Company under the CSE [US Subsidiaries]
       Incentive Stock Option Plan [the Plan], whether
       granted during the subsistence of this authority
       or otherwise, provided always that the aggregate
       number of additional ordinary shares to be
       allotted and issued pursuant to the Scheme
       shall not exceed 8,000,000 ordinary shares;
       [Authority expired earlier the conclusion of
       the next AGM of the Company or the date by
       which the next AGM of the Company is required
       by law to be held]




--------------------------------------------------------------------------------------------------------------------------
 CSE GLOBAL LTD                                                                              Agenda Number:  701523828
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8346J107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SG1G47869290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Amend, the objects clause in the Memorandum               Mgmt          For                            For
       of Association of the Company in the manner
       and to the extent as specified

S.2    Amend, the Articles of Association of the Company         Mgmt          For                            For
       in the manner and to the extent as specified




--------------------------------------------------------------------------------------------------------------------------
 CSE GLOBAL LTD                                                                              Agenda Number:  701548452
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8346J107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SG1G47869290
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company, for               Mgmt          No vote
       the purposes of Sections 76C and 76E of the
       Companies Act, Chapter 50 [Act] and in accordance
       with all other laws and regulations and rules
       of Singapore Exchange Securities Trading Limited
       [SGX-ST], to purchase or otherwise acquire
       ordinary shares [Shares] in the issued share
       capital of the Company, not exceeding in aggregate
       10 % of the issued ordinary share capital of
       the Company, by way of on-market purchases
       on the Singapore Exchange Securities Trading
       Limited [SGX-ST] and/or off-market purchases
       effected otherwise than on the SGX-ST in accordance
       with any equal access scheme(s) which satisfies
       the conditions prescribed by the Act, at a
       price of up to 105% of the average of the closing
       market prices of a share over the last 5 market
       days in the case of an on-market share purchase
       and a price up to 10% of such average closing
       price in case of off-market purchase [share
       purchase mandate]; and authorize the Directors
       of the Company and/or any of them to complete
       and do all such acts and things deemed necessary,
       expedient, incidental or in the interests of
       the Company to give effect to the transactions
       contemplated and/or authorized by this resolution;
       [Authority expires the earlier of the date
       of the next AGM of the Company or the date
       when the purchase of shares is carried out
       to the full extent mandated]




--------------------------------------------------------------------------------------------------------------------------
 DISCOVERY HOLDINGS LTD                                                                      Agenda Number:  701407618
--------------------------------------------------------------------------------------------------------------------------
    Security:  S2192Y109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  ZAE000022331
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual financial statements       Mgmt          For                            For
       for the YE 30 JUN 2007 and the report of the
       Directors and the Auditors thereon

2.     Approve to confirm the appointment of Mr. P.K.            Mgmt          For                            For
       Harris as a Director

3.     Approve to confirm the appointment of Mr. A.              Mgmt          For                            For
       Pollard as a Director

4.     Re-elect Mr. S.B. Epstein as a Director, who              Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

5.     Re-elect Mr. M.I. Hilkowitz as a Director, who            Mgmt          For                            For
       retires in accordance with the Company's Articles
       of Association

6.     Re-elect Ms. S. Zilwa as a Director, who retires          Mgmt          For                            For
       in accordance with the Company's Articles of
       Association

7.     Approve to confirm the Directors' fees paid               Mgmt          For                            For
       by the Company for the YE 30 JUN 2007 as per
       the notes of the annual financial statements

8.     Approve to confirm the re-appointment of PricewaterhouseCoopersMgmt          For                            For
       Inc. as the Auditors, until the forthcoming
       AGM

9.     Authorize the Directors to fix and pay the Auditors'      Mgmt          For                            For
       remuneration for the YE 30 JUN 2007

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON                                          Agenda Number:  701584357
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3215M109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  GB00B29BCK10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and accounts for the YE 31             Mgmt          For                            For
       DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Elect Dr. Johannes Sittard                                Mgmt          For                            For

4.     Elect Mr. Miguel Perry                                    Mgmt          For                            For

5.     Elect Sir. David Cooksey                                  Mgmt          For                            For

6.     Elect Mr. Gerhard Ammann                                  Mgmt          For                            For

7.     Elect Mr. Marat Beketayev                                 Mgmt          For                            For

8.     Elect Mr. Mehmet Dalman                                   Mgmt          For                            For

9.     Elect Mr. Michael Eggleton                                Mgmt          For                            For

10.    Elect Sir. Paul Judge                                     Mgmt          For                            For

11.    Elect Mr. Kenneth Olisa                                   Mgmt          For                            For

12.    Elect Sir. Richard Sykes                                  Mgmt          For                            For

13.    Elect Mr. Roderick Thomson                                Mgmt          For                            For

14.    Elect Mr. Eduard Utepov                                   Mgmt          For                            For

15.    Elect Mr. Abdraman Yedilbayev                             Mgmt          For                            For

16.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

17.    Grant authority to allot shares                           Mgmt          For                            For

18.    Grant authority to disapply pre-emption rights            Mgmt          For                            For

19.    Grant authority to make market purchases                  Mgmt          For                            For

20.    Adopt the New Articles                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EVEN CONSTRUTORA INCORPORADORA SA, SAO PAULO                                                Agenda Number:  701510251
--------------------------------------------------------------------------------------------------------------------------
    Security:  P3904U107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Apr-2008
        ISIN:  BREVENACNOR8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

I.     Recieve the Board of Director's annual report,            Mgmt          For                            For
       the financial statements and independent Auditor's
       report relating to FYE 31 DEC 2007

II.    Approve the Capital Budget for the Year 2008              Mgmt          For                            For

III.   Approve the allocation of the net profits from            Mgmt          For                            For
       the 2007 FY creation of legal reserves and
       the distribution of dividends

IV.    Approve to set the global remuneration of the             Mgmt          For                            For
       Board of Directors for the FY 2008




--------------------------------------------------------------------------------------------------------------------------
 FINETEC CORP                                                                                Agenda Number:  701470558
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2493X100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Mar-2008
        ISIN:  KR7033500000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement: expected cash            Mgmt          For                            For
       dividend: KRW 150 per shares

2.     Elect 1 Director                                          Mgmt          For                            For

3.     Elect 1 Executive Auditor                                 Mgmt          For                            For

4.     Approve the limit of remuneration of the Directors        Mgmt          For                            For

5.     Approve the limit of remuneration of the Auditors         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRSTRAND LTD                                                                               Agenda Number:  701392970
--------------------------------------------------------------------------------------------------------------------------
    Security:  S5202Z131                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  07-Nov-2007
        ISIN:  ZAE000066304
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to and conditional upon: (i)             Mgmt          For                            For
       this resolution being passed by a majority
       of FirstRand shareholders excluding any related
       party or any associates of any related party,
       as specified in the Listing Requirements, or
       any share trust or scheme, as specified in
       Schedule 14 of the Listing Requirements; (ii)
       compliance by the Director with requirements
       of Section 90 of the Companies Act; (iii) implementation
       of the FirstRand disposala; and (iv) RMBH obtaining
       the approval of the Registrar of Long-Term
       Insurance, in accordance with Section 26(2)
       of the Long-Term Insurance Act, 1998, for the
       acquisition of more than 25% of the Discovery
       Shares, the unbundling and authorize the Directors
       to make a distribution in specie of 316,357,337
       Discovery shares, equating to 53.44% of the
       entire issued share capital of Discovery to
       FirstRand ordinary shareholders, such that
       each FirstRand ordinary shareholder receives
       0.561343 Discovery shares for every FirstRand
       ordinary share held on the unbundling record
       date; and authorize the Directors to do all
       such acts and things on behalf of FirstRand
       as they may, in their absolute discretion,
       consider necessary or expedient for the purpose
       of giving effect to the unbunding




--------------------------------------------------------------------------------------------------------------------------
 FIRSTRAND LTD                                                                               Agenda Number:  701397689
--------------------------------------------------------------------------------------------------------------------------
    Security:  S5202Z131                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Nov-2007
        ISIN:  ZAE000066304
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.O.1  Receive and adopt the audited annual financial            Mgmt          For                            For
       statements of the Company and the Group for
       the YE 30 JUN 2007 including the reports of
       the Directors and the Auditors

2.O.2  Approve to confirm the final dividend of 43.0             Mgmt          For                            For
       cents per ordinary share declared 17 SEP 2007

3O3.1  Re-elect Mr. Gerrit Thomas Ferreira as a Non-Executive    Mgmt          For                            For
       Chairman

3O3.2  Re-elect Mr. Denis Martin Falck as a Non-Executive        Mgmt          For                            For
       Director

3O3.3  Re-elect Mr. Nolulamo [Lulu] Gwagwa as an Independent     Mgmt          For                            For
       Non-Executive Director

3O3.4  Re-elect Mr. Gugu Moloi as an Independent Non-Executive   Mgmt          For                            For
       Director

3O3.5  Re-elect Mr. Frederik van Zyl Stabbert as an              Mgmt          For                            For
       Independent Non-Executive Director

3O3.6  Re-elect Mr. Robert Albert Williams as an Independent     Mgmt          For                            For
       Non-Executive Director

4.O.4  Re-elect Mr. Ronald Keith Store as an Independent         Mgmt          For                            For
       Non-Executive Director, who retires in terms
       of the Company's Articles of Association

5.O.5  Approve the remuneration of the Directors for             Mgmt          For                            For
       YE JUN 2007

6.O.6  Approve to increase the fees of the Directors             Mgmt          For                            For
       by approximately 6% as specified

7.O.7  Re-appoint PricewaterhouseCoopers Inc as the              Mgmt          For                            For
       Auditors of the Company, until the next AGM

8.O.8  Authorize the Directors to fix and pay the Auditors       Mgmt          For                            For
       remuneration for the YE 30 JUN 2007

9.O.9  Approve to place all the authorized but unissued          Mgmt          For                            For
       shares in the Company under the control of
       the Directors until the forthcoming AGM and
       authorize them to allot and issue shares in
       the Company upon such terms and conditions
       as they may deem fit, subject to the Companies
       Act [Act 61 of 1973], as amended [the Companies
       Act], the Articles of Association of the Company
       and the JSE Listing [JSE] Listing Requirements;
       the issuing of shares granted under this authority
       will be limited to firstrand's existing contractual
       obligations to issue shares required for the
       purpose of carrying out of the firstrand outperformance
       share incentive schemes

10O10  Authorize the Board of Directors of the Company,          Mgmt          For                            For
       by way of a renewable authority and subject
       to the Companies Act and the Listing Requirements
       of the JSE, to issue ordinary shares in the
       authorized but unissued share capital of the
       Company for cash, not exceeding in aggregate
       in any one FY, 5% of the number of equity share
       in issue at the maximum permitted discount
       of 10% of the weighted average trading price
       of the Company's ordinary shares over the 30
       previous days to that date the price of the
       issue is determined or agreed by the Directors
       of the Company; [Authority expires the earlier
       of the next AGM or 15 months from the date
       of this AGM]; a press announcement giving full
       details, including the impact on net asset
       value and earnings per share, will be published
       at the time of any issue representing, on a
       cumulative basis within one FY, 5% or more
       of the number of shares in issue prior to the
       issues in terms of the JSE Listing Requirements

11O11  Authorize the Board of Directors of the Company,          Mgmt          For                            For
       by way of a renewable general authority to
       issue the unissued but authorized B variable
       rate, non-cumulative, non redeemable preference
       shares of the Company for cash, subject to
       the Companies Act and the Listing requirements
       of the JSE, when applicable; [Authority expires
       the earlier of the next AGM or 15 months from
       the date of this AGM]; a press announcement
       giving full details, including the impact on
       net asset value and earnings per share, will
       be published at the time of any issue representing,
       on a cumulative basis within one FY, 5% or
       more of the number of shares in issue prior
       to the issue, in terms of the JSE Listing Requirements

12.S1  Authorize the Directors of the Company, in terms          Mgmt          For                            For
       of the Company's Articles of Association and
       by way of general authority, to repurchase
       shares issued by the Company or permit a subsidiary
       of the Company to do the same, on the open
       market of JSE, as determined by the Directors,
       but subject to the provisions of the Act and
       the listing requirements of the JSE, not exceeding
       in aggregate 10% of the Company's issued ordinary
       share capital in any 1 FY, at a price of no
       more than 10% above the weighted average market
       price of such shares over the previous 5 business
       days; [Authority expires until the conclusion
       of the next AGM or 15 months from the date
       of passing of this resolution]; a paid press
       announcement will be published when the Company
       has acquired, on a cumulative basis, 3% of
       the initial number of the relevant class of
       securities and for each 3% in aggregate of
       the initial number of that class acquired thereafter




--------------------------------------------------------------------------------------------------------------------------
 FORTUNE ELECTRIC CO LTD                                                                     Agenda Number:  701528222
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y26168107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  19-Jun-2008
        ISIN:  TW0001519007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS PER TRUST ASSOCIATION'S PROXY VOTING GUIDELINES,       Non-Voting
       EVERY SHAREHOLDER IS ELIGIBLE TO BE NOMINATED
       AS A CANDIDATE AND BE ELECTED AS A DIRECTOR
       OR A SUPERVISOR, REGARDLESS OF BEING RECOMMENDED
       BY THE COMPANY AND/OR BY OTHER PARTIES. IF
       YOU INTEND TO VOTE FOR A LISTED CANDIDATE,
       YOU WILL NEED TO CONTACT THE CANDIDATE AND/OR
       THE ISSUING COMPANY TO OBTAIN THE CANDIDATE'S
       NAME AND ID NUMBER. WITHOUT SUCH SPECIFIC INFORMATION,
       AN ELECTION WOULD BE DEEMED AS A 'NO VOTE'.

A.1    The 2007 business operations                              Non-Voting

A.2    The 2007 Audited reports                                  Non-Voting

A.3    The status of endorsement and guarantee                   Non-Voting

A.4    The establishment for the rules of the board              Non-Voting
       meeting

B.1    Approve the 2007 business reorts, financial               Mgmt          For                            For
       statements, and consolidated financial statements

B.2    Approve the 2007 profit distribution proposed             Mgmt          For                            For
       cash divident: TWD 2.0/shares

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings proposed stock dividend 50 for 1,000
       shares held

B.4    Approve the revision to the articles of incorporation     Mgmt          For                            For

B.5    Approve the revision to the procedures of asset           Mgmt          For                            For
       acquisition or disposal

B.6    Approve the revision to the rules of election             Mgmt          For                            For
       of the Directors and Supervisors

B.7    Elect the Directors and Supervisors                       Mgmt          For                            For

B.8    Extraordinary proposals                                   Mgmt          For                            Against

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN NUMBERING OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GAZPROM O A O                                                                               Agenda Number:  701616673
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note that because of the size of the               Non-Voting
       agenda (118 resolutions) for the Gazprom OAO
       meeting. The agenda has been broken up among
       two individual meetings. The meeting Ids and
       how the resolutions have been broken out are
       as follows: meeting Ids 486153 (resolutions
       1 thru 12.76) and meeting ID 486252 (resolutions
       13.1 thru 14.12). In order to vote on the complete
       agenda of this meeting you must vote on both
       meetings.

1.     Approve the Annual Report of OAO Gazprom for              Mgmt          For                            For
       2007.

2.     Approve the annual accounting statements, including       Mgmt          For                            For
       the profit and loss report of the Company based
       on the results of 2007.

3.     Approve the distribution of profit of the Company         Mgmt          For                            For
       based on the results of 2007.

4.     Approve the amount of, time period and form               Mgmt          For                            For
       of payment of annual dividends on the Companys
       shares that have been proposed by the Board
       of Directors of the Company.

5.     Approve Closed Joint Stock Company PricewaterhouseCoopers Mgmt          For                            For
       Audit as the Companys external auditor.

6.     Pay remuneration to members of the Board of               Mgmt          For                            For
       Directors and Audit Commission of the Company
       in the amounts recommended by the Board of
       Directors of the Company.

7.     Approve the amendments to the Charter of OAO              Mgmt          For                            For
       Gazprom.

8.     Approve the amendments to the Regulation on               Mgmt          For                            For
       the General Shareholders; Meeting of OAO Gazprom.

9.     Approve the amendments to the Regulation on               Mgmt          For                            For
       the Board of Directors of OAO Gazprom.

10.    Approve the amendment to the Regulation on the            Mgmt          For                            For
       Management Committee of OAO Gazprom.

11.    In accordance with Articles 77 and 83 of the              Mgmt          For                            For
       Federal Law &; On Joint Stock Companies,&;
       determine that, on the basis of the market
       value as calculated by ZAO Mezhdunarodnyi Biznes
       Tsentr: Konsultatsii, Investitsii, Otsenka
       (CJSC International Business Center: Consultations,
       Investments, Valuation), the price for services
       to be acquired by OAO Gazprom pursuant to an
       agreement on insuring the liability of members
       of the Board of Directors and Management Committee
       of OAO Gazprom should amount to the equivalent
       in rubles of 3.5 million U.S. dollars.

12.1   Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business:  Agreements between OAO
       Gazprom and Gazprombank (Open Joint Stock Company)
       pursuant to which Gazprombank (Open Joint Stock
       Company) will, upon the terms and conditions
       announced by it, accept and credit funds transferred
       to accounts opened by OAO Gazprom and conduct
       operations through the accounts in accordance
       with OAO Gazproms instructions, as well as
       agreements between OAO Gazprom and Gazprombank
       (Open Joint Stock Company) regarding maintenance
       in the account of a non-reducible balance in
       a maximum sum not exceeding 20 billion rubles
       or its equivalent in a foreign currency for
       each transaction, with interest to be paid
       by the bank at a rate not lower than 0.3% per
       annum in the relevant currency.

12.2   Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and Sberbank of Russia OAO pursuant
       to which Sberbank of Russia OAO will, upon
       the terms and conditions announced by it, accept
       and credit funds transferred to accounts opened
       by OAO Gazprom and conduct operations  through
       the accounts in accordance with OAO Gazproms
       instructions.

12.3   Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and Gazprombank (Open Joint Stock Company)
       pursuant to which the bank will provide services
       to OAO Gazprom making use of the Bank; Client
       electronic payments system, including, without
       limitation, receipt from OAO Gazprom of electronic
       payment documents for executing expense operations
       through accounts, provision of electronic statements
       of account and conduct of other electronic
       document processing, and OAO Gazprom will pay
       for the services provided at the tariffs of
       the bank being in effect at the time the services
       are provided.

12.4   Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and Sberbank of Russia OAO pursuant
       to whichSberbank of Russia OAO will provide
       services to OAO Gazprom making use of the Client
       Sberbank electronic payments system, including,
       without limitation, receipt from OAO  Gazprom
       of electronic payment documents for executing
       expense operations through accounts, provision
       of electronic statements of account and conduct
       of other electronic document processing, and
       OAO Gazprom will pay for the services provided
       at the tariffs of Sberbank of Russia OAO being
       in effect at the time the services are provided.

12.5   Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Foreign currency purchase
       / sale agreements between OAO Gazprom and Gazprombank
       (Open Joint Stock Company), to be entered into
       under the General Agreement on the Conduct
       of Conversion Operations between OAO Gazprom
       and the bank dated as of September 12, 2006,
       No. 3446, in a maximum sum of 500 million U.S.
       dollars or its equivalent in rubles,euros or
       other currency for each transaction.

12.6   Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and Gazprombank (Open Joint Stock Company)
       pursuant to which OAO Gazprom will grant suretyships
       to secure performance of OAO Gazproms subsidiaries
       obligations to Gazprombank (Open Joint Stock
       Company) with respect to the banks guarantees
       issued to the Russian Federations tax authorities
       in connection with the subsidiaries challenging
       such tax authorities claims in court, in an
       aggregate maximum sum equivalent to 500 million
       U.S. dollars and for a period of not more than
       14 months.

12.7   Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and Sberbank of Russia OAO pursuant
       to which OAO Gazprom will grant suretyships
       to secure performance of OAO Gazproms subsidiaries
       obligations to Sberbank of Russia OAO with
       respect to the banks guarantees issued to the
       Russian Federations tax authorities in connection
       with the subsidiaries challenging such tax
       authorities claims in court, in an aggregate
       maximum sum equivalent to 1 billion U.S. dollars
       and for a period of not more than 14 months.

12.8   Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and Gazprombank (Open Joint Stock Company)
       pursuant to which OAO Gazprom will grant suretyships
       to secure performance of OAO Gazproms subsidiaries
       obligations to Gazprombank (Open Joint Stock
       Company) with respect to the banks guarantees
       issued to the Russian Federations tax authorities
       related to such companies obligations to pay
       excise taxes in connection with exports of
       petroleum products that are subject to excise
       taxes, and eventual penalties, in a maximum
       sum of 900 million rubles and for a period
       of not more than 14 months.

12.9   Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Beltransgaz pursuant to which
       OAO Gazprom will grant to OAO Beltransgaz temporary
       possession and use of the facilities of the
       Yamal  Europe trunk gas pipeline system and
       related service equipment that are situated
       in the territory of the Republic of Belarus
       for a period of not more than 12 months and
       OAO Beltransgaz will make payment for using
       such property in a maximum sum of 5.7 billion
       rubles.

12.10  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Gazpromregiongaz pursuant to
       which OAO Gazprom will grant to OAO Gazpromregiongaz
       temporary possession and use of the property
       complex of the gas distribution system, comprised
       of facilities designed to transport and supply
       gas directly to consumers (gas offtaking pipelines,
       gas distribution pipelines, intertownship and
       street gas pipelines, high-, medium- and low-pressure
       gas pipelines, gas flow control stations and
       buildings), for a period of not more than 12
       months and OAO Gazpromregiongaz will make payment
       for using such property in a maximum sum of
       848 million rubles.

12.11  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OOO Gazkomplektimpeks pursuant
       to which OAO Gazprom will grant to OOO Gazkomplektimpeks
       temporary possession and use of the facilities
       of the methanol pipeline running from the Korotchaevo
       station to the petroleum storage depot of the
       Zapolyarnoye gas-oil-condensate field for a
       period of not more than 12 months and OOO Gazkomplektimpeks will make payment for using such property in
       a maximum sum of 365 million rubles.

12.12  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and ZAO Stimul pursuant to which OAO
       Gazprom will grant to ZAO Stimul temporary
       possession and use of the wells and downhole
       and aboveground well equipment within the Eastern
       Segment of the Orenburgskoye oil and gascondensate
       field for a period of not more than 12 months
       and ZAO Stimul will make payment for using
       such property in a maximum sum of 1.1 billion
       rubles.

12.13  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Gazpromtrubinvest pursuant
       to which OAO Gazprom will grant to OAO Gazpromtrubinvest
       temporary possession and use of the building
       and equipment of a tubing and casing manufacturing
       facility with a thermal treatment shop and
       pipe coating unit, situated in the Kostromskaya
       Region, town of Volgorechensk, for a period
       of not more than 12 months and OAO Gazpromtrubinvest
       will make payment for using such property in
       a maximum sum of 179 million rubles.

12.14  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Lazurnaya pursuant to which
       OAO Gazprom will grant to OAO Lazurnaya temporary
       possession and use of the property of the first
       and second units of the Lazurnaya Peak Hotel
       complex, situated in the city of Sochi, for
       a period of not more than 12 months and OAO
       Lazurnaya will make payment for using such
       property in a maximum sum of 109 million rubles.

12.15  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and DOAO Tsentrenergogaz of OAO Gazprom
       pursuant to which OAO Gazprom will grant to
       DOAO Tsentrenergogaz of OAO Gazprom temporary
       possession and use of the building and equipment
       of the repair and machining shop at the home
       base of the oil and gas production department
       for the Zapolyarnoye gas-oil-condensate field,
       situated in the Yamalo-Nenetskiy Autonomous
       Area, Tazovskiy District, township of Novozapolyarnyi,
       for a period of not more than 12 months and
       DOAO Tsentrenergogaz of OAO Gazprom will make
       payment for using such property in a maximum
       sum of 52 million rubles.

12.16  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OOO Gazpromtrans pursuant to which
       OAO Gazprom will grant OOO Gazpromtrans temporary
       possession and use of the infrastructure facilities
       of the railway stations of the Surgutskiy Condensate
       Stabilization Plant and of the Sernaya railway
       station, as well as the facilities of the railway
       station situated in the town of Slavyansk-na-Kubani,
       for a period of not more than 12 months and
       OOO Gazpromtrans will make payment for using
       such property in a maximum sum of 800 million
       rubles.

12.17  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Tsentrgaz pursuant to which
       OAO Gazprom will grant OAO Tsentrgaz temporary
       possession and use of the sports complex situated
       in the Tulskaya Region, Shchokinskiy District,
       township of Grumant, for a period of not more
       than 12 months and OAO Tsentrgaz will make
       payment for using such property in a maximum
       sum of 18 million rubles.

12.18  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Promgaz pursuant to which OAO
       Gazprom will grant OAO Promgaz temporary possession
       and use of experimental prototypes of gasusing
       equipment (self-contained modular boiler installation,
       recuperative air heater, miniboiler unit, radiant
       panel heating system, U-shaped radiant tube,
       modularized compact fullfunction gas and water
       treatment installations for coal bed methane
       extraction wells, wellhead equipment, borehole
       enlargement device, and pressure core sampler)
       for a period of not more than 12 months and
       OAO Promgaz will make payment for using such
       property in a maximum sum of 6 million rubles.

12.19  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and Gazprombank (Open Joint Stock Company)
       pursuant to which OAO Gazprom will grant Gazprombank
       (Open Joint Stock Company) temporary possession
       and use of non-residential premises situated
       at 31 Lenina Street, Yugorsk, Tyumenskaya Region
       for a period of not more than 12 months and
       Gazprombank (Open Joint Stock Company) will
       make payment for using such property in a maximum
       sum of 2 million rubles.

12.20  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Salavatnefteorgsintez pursuant
       to which OAO Gazprom will grant OAO Salavatnefteorgsintez
       temporary possession and use of the gas condensate
       pipelines running from the Karachaganakskoye
       gas condensate field to the Orenburgskiy Gas
       Refinery for a period of not more than 12 months
       and OAO Salavatnefteorgsintez will make payment
       for using such property in a maximum sum of
       400 thousand rubles.

12.21  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Vostokgazprom pursuant to which
       OAO Gazprom will grant OAO Vostokgazprom temporary
       possession and use of an M-468R special-purpose
       communications installation for a period of
       not more than 12 months and OAO Vostokgazprom
       will make payment for using such property in
       a maximum sum of 134 thousand rubles.

12.22  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OOO Gazprom Export pursuant to
       which OAO Gazprom will grant OOO Gazprom Export
       temporary possession and use of an M-468R special-purpose
       communications installation for a period of
       not more than 12 months and OOO Gazprom Export
       will make payment for using such property in
       a maximum sum of 133 thousand rubles.

12.23  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and ZAO Gaztelecom pursuant to which
       OAO Gazprom will grant ZAO Gaztelecom temporary
       possession and use of communications facilities
       comprised of communications lines, communications
       networks and equipment, which are located in
       the city of Moscow, the city of Maloyaroslavets
       and the city of Rostov-on-Don, for a period
       of not more than 5 years and ZAO Gaztelecom
       will make payment for using such property in
       a maximum sum of 188 million rubles.

12.24  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and ZAO Gaztelecom pursuant to which
       OAO Gazprom will grant ZAO Gaztelecom temporary
       possession and use of communications facilities
       comprised of buildings, communications lines,
       communications networks, cable duct systems
       and equipment, which are located in the city
       of Moscow, the city of Maloyaroslavets, the
       city of Rostov-on-Don, the city of Kaliningrad,
       in the Smolenskaya Region of the Russian Federation
       and in the territory of the Republic of Belarus,
       for a period of not more than 12 months and
       ZAO Gaztelecom will make payment for using
       such property in a maximum sum of 110 million
       rubles.

12.25  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and Gazprombank (Open Joint Stock Company)
       pursuant to which the bank will issue guarantees
       to the Russian Federations customs authorities
       with respect to the obligations of OAO Gazprom
       as a customs broker to pay customs payments
       and eventual interest and penalties, in a maximum
       sum of 50 million rubles, with the bank to
       be paid a fee at a rate of not more than 1%
       per annum of the amount of the guarantee.

12.26  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OOO Mezhregiongaz pursuant to which
       OAO Gazprom will deliver and OOO Mezhregiongaz
       will accept (off-take) gas in an amount of
       not more than 311 billion cubic meters, deliverable
       monthly, and will pay for gas a maximum sum
       of 740 billion rubles.

12.27  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OOO Mezhregiongaz pursuant to which
       OAO Gazprom will deliver and OOO Mezhregiongaz
       will accept (off-take) gas purchased by OAO
       Gazprom from independent entities and stored
       in underground gas storage facilities, in an
       amount of not more than 3.841 billion cubic
       meters for a maximum sum of 10 billion rubles.

12.28  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OOO Mezhregiongaz pursuant to which
       OOO Mezhregiongaz undertakes under instructions
       of OAO Gazprom and for a fee of not more than
       168.2 million rubles, in its own name, but
       for OAO Gazproms account, to accept and,through
       OOO Mezhregiongaz s electronic trading site,
       sell gas produced by OAO Gazprom and its affiliates,
       in an amount of not more than 7.5 billion cubic
       meters for a maximum sum of 16.82 billion rubles.

12.29  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OOO Mezhregiongaz pursuant to which
       OOO Mezhregiongaz will deliver and OAO Gazprom
       will accept (off-take) gas purchased by OOO
       Mezhregiongaz from independent entities, in
       an amount of not more than 14.1 billion cubic
       meters for a maximum sum of 41.6 billion rubles.

12.30  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and ZAO Northgas pursuant to which
       ZAO Northgas will deliver and OAO Gazprom will
       accept (off-take) gas in an amount of not more
       than 4.75 billion cubic meters, deliverable
       monthly, and will pay for gas a maximum sum
       of 3.4 billion rubles.

12.31  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO NOVATEK pursuant to which OAO
       Gazprom will deliver and OAO NOVATEK will accept
       (off-take) gas in an amount of not more than
       2 billion cubic meters and will pay for gas
       a maximum sum of 2.41 billion rubles.

12.32  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Severneftegazprom pursuant
       to which OAO Severneftegazprom will deliver
       and OAO Gazprom will accept (off-take) gas
       in an amount of not more than 16.25 billion
       cubic meters and will pay for gas a maximum
       sum of 16.2 billion rubles.

12.33  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Tomskgazprom pursuant to which
       OAO Gazprom will provide services related to
       arranging for the transportation of gas in
       a total amount of not more than 3 billion cubic
       meters and OAO Tomskgazprom will pay for the
       services related to arranging for the transportation
       of gas via trunk gas pipelines a maximum sum
       of 1.2 billion rubles.

12.34  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OOO Mezhregiongaz pursuant to which
       OAO Gazprom will provide services related to
       arranging for the transportation of gas in
       a total amount of not more than 42 billion
       cubic meters across the territory of the Russian
       Federation, CIS countries and Baltic states
       and OOO Mezhregiongaz will pay for the services
       related to arranging for the transportation
       of gas via trunk gas pipelines a maximum sum
       of 57 billion rubles.

12.35  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Gazprom Neft pursuant to which
       OAO Gazprom will provide services related to
       arranging for the transportation of gas in
       a total amount of not more than 3.7 billion
       cubic meters and OAO Gazprom Neft will pay
       for the services related to arranging for the
       transportation of gas via trunk gas pipelines
       a maximum sum of 2.32 billion rubles.

12.36  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO NOVATEK pursuant to which OAO
       Gazprom will provide services related to arranging
       for the transportation of gas in a total amount
       of not more than 37 billion cubic meters and
       OAO NOVATEK will pay for the services related
       to arranging for the transportation of gas
       via trunk gas pipelines a maximum sum of 30.4
       billion rubles.

12.37  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO SIBUR Holding pursuant to which
       OAO Gazprom will provide services related to
       arranging for the transportation of gas in
       a total amount of not more than 1 billion cubic
       meters and OAO SIBUR Holding will pay for the
       services related to arranging for the transportation
       of gas via trunk gas pipelines a maximum sum
       of 600 million rubles.

12.38  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO NOVATEK pursuant to which OAO
       Gazprom will provide services related to arranging
       for the injection into and storage in underground
       gas storage facilities of gas owned by OAO
       NOVATEK in an amount of not more than 1.9 billion
       cubic meters and OAO NOVATEK will pay for the
       services related to arranging for gas injection
       and storage a maximum sum of 600 million rubles,
       as well as services related to arranging for
       the off-taking from underground gas storage
       facilities of gas owned by OAO NOVATEK in an
       amount of not more than 1.9 billion cubic meters
       and OAO NOVATEK will pay for the services related
       to arranging for the off-taking of gas a maximum
       sum of 40 million rubles.

12.39  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and a/s Latvijas G ze pursuant to which
       OAO Gazprom will sell and a/s Latvijas G ze
       will purchase gas as follows: in an amount
       of not more than 600 million cubic meters for
       a maximum sum of 198 million euros in the second
       half of 2008 and in an amount of not more than
       700 million cubic meters for a maximum sum
       of 231 million euros in the first half of 2009.

12.40  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and AB Lietuvos Dujos pursuant to which
       OAO Gazprom will sell and AB Lietuvos Dujos
       will purchase gas as follows: in an amount
       of not more than 800 million cubic meters for
       a maximum sum of 270 million euros in the second
       half of 2008 and in an amount of not more than
       1 billion cubic meters for a maximum sum of
       330 million euros in the first half of 2009.

12.41  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and UAB Kauno termofikacijos elektrin
       pursuant to which OAO Gazprom will sell and
       UAB Kauno termofikacijos elektrin  will purchase
       gas as follows: in an amount of not more than
       200 million cubic meters for a maximum sum
       of 32 million euros in the second half of 2008
       and in an amount of not more than 250 million
       cubic meters for a maximum sum of 83 million
       euros in the first half of 2009.

12.42  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and MoldovaGaz S.A. pursuant to which
       OAO Gazprom will deliver and MoldovaGaz S.A.
       will accept (off-take) in 2009 gas in an amount
       of not more than 3.3 billion cubic meters and
       will pay for gas a maximum sum of 594 million
       U.S. dollars.

12.43  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and MoldovaGaz S.A. pursuant to which
       in 2009 MoldovaGaz S.A. will provide services
       related to the transportation of gas in transit
       mode across the territory of the Republic of
       Moldova in an amount of not more than 22.3
       billion cubic meters and OAO Gazprom will pay
       for the services related to the transportation
       of gas via trunk gas pipelines a maximum sum
       of 55.6 million U.S. dollars.

12.44  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and KazRosGaz LLP pursuant to which
       KazRosGaz LLP will sell and OAO Gazprom will
       purchase in 2009 gas in an amount of not more
       than 1.1 billion cubic meters for a maximum
       sum of 110 million U.S. dollars.

12.45  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and KazRosGaz LLP pursuant to which
       in 2009 OAO Gazprom will provide services related
       to the transportation across the territory
       of the Russian Federation of gas owned by KazRosGaz
       LLP in an amount of not more than 8.2 billion
       cubic  meters and KazRosGaz LLP will pay for
       the services related to the transportation
       of gas via trunk gas pipelines a maximum sum
       of 22.3 million U.S. dollars.

12.46  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Beltransgaz pursuant to which
       OAO Gazprom will sell and OAO Beltransgaz will
       purchase in 2009 gas in an amount of not more
       than 22.1 billion cubic meters for a maximum
       sum of 4.42 billion U.S. dollars, as well as
       pursuant to which in 2009 OAO Beltransgaz will
       provide services related to the transportation
       of gas in transit mode across the territory
       of the Republic of Belarus in an amount of
       not more than 14.5 billion cubic meters via
       the gas transportation system of OAO Beltransgaz
       and in an amount of not more than 32.8 billion
       cubic meters via the Byelorussian segment of
       Russias Yamal  Europe gas pipeline and OAO
       Gazprom will pay for the services related to
       the transportation of gas via trunk gas pipelines
       a maximum sum of 500 million U.S. dollars.

12.47  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Gazpromtrubinvest pursuant
       to which OAO Gazpromtrubinvest undertakes,
       using in-house and/or outside personnel and
       resources, to perform in accordance with instructions
       from OAO Gazprom an aggregate of start-up and
       commissioning work at OAO Gazproms facilities,
       with the time periods for performance being
       from July 2008 to December 2008 and from January
       2009 to June 2009, and to deliver the result
       of such work to OAO Gazprom and OAO Gazprom
       undertakes to accept the result of such work
       and to pay for such work a maximum sum of 19
       million rubles.

12.48  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and ZAO Gazpromstroyinzhiniring pursuant
       to which ZAO Gazpromstroyinzhiniring undertakes,
       using in-house and/or outside personnel and
       resources, to perform in accordance with instructions
       from OAO Gazprom an aggregate of start-up and
       commissioning work at OAO Gazproms facilities,
       with the time periods for performance being
       from July 2008 to December 2008 and from January
       2009 to June 2009, and to deliver the result
       of such work to OAO Gazprom and OAO Gazprom
       undertakes to accept the result of such work
       and to pay for such work a maximum sum of 100
       million rubles.

12.49  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and ZAO Yamalgazinvest pursuant to
       which ZAO Yamalgazinvest undertakes, using
       in-house and/or outside personnel and resources,
       to perform in accordance with instructions
       from OAO Gazprom an aggregate of start-up and
       commissioning work at OAO Gazprom s facilities,
       with the time periods for performance being
       from July 2008 to December 2008 and from January
       2009 to June 2009, and to deliver the result
       of such work to OAO Gazprom and OAO Gazprom
       undertakes to accept the result of such work
       and to pay for such work a maximum sum of 538
       million rubles.

12.50  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO SOGAZ pursuant to which OAO
       SOGAZ undertakes, in the event of loss or destruction
       of or damage to, including deformation of the
       original geometrical dimensions of the structures
       or individual elements of, machinery or equipment;
       linear portions, technological equipment or
       fixtures of trunk gas pipelines, petroleum
       pipelines or refined product pipelines; property
       forming part of wells; natural gas held at
       the facilities of the Unified Gas Supply System
       in the course of transportation or storage
       in underground gas storage reservoirs (insured
       property), as well as in the event of incurrence
       of losses by OAO Gazprom as a result of an
       interruption in production operations due to
       destruction or loss of or damage to insured
       property (insured events), to make payment
       of insurance compensation to OAO Gazprom or
       OAO Gazproms subsidiaries to which the insured
       property has been leased (beneficiaries), up
       to the aggregate insurance amount of not more
       than 10 trillion rubles in respect of all insured
       events, and OAO Gazprom undertakes to pay OAO
       SOGAZ an insurance premium in a total maximum
       amount of 6 billion rubles, with each agreement
       having a term of 1 year.

12.51  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO SOGAZ pursuant to which OAO
       SOGAZ undertakes, in the event that harm is
       caused to the life, health or property of other
       persons or to the environment as a result of
       an emergency or incident that occurs, amongst
       other things,  because of a terrorist act at
       a hazardous industrial facility operated by
       OAO Gazprom (an insured event), to make an
       insurance payment to the physical persons whose
       life, health or property has been harmed, to
       the legal entities whose property has been
       harmed or to the state, acting through those
       authorized agencies of executive power whose
       jurisdiction includes overseeing protection
       of the environment, in the event that harm
       is caused to the environment (beneficiaries),
       and OAO Gazprom undertakes to pay an insurance
       premium in a total maximum amount of 500 thousand
       rubles, with each agreement having a term of
       1 year.

12.52  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Vostokgazprom, OOO Gazkomplektimpeks,
       Gazprombank (Open Joint Stock Company), OAO
       Gazpromregiongaz, OOO Gazpromtrans, OAO Gazpromtrubinvest,
       ZAO Gaztelecom, OAO Krasnodargazstroy, OAO
       Lazurnaya,  OAO Promgaz, ZAO Stimul, OAO Tsentrgaz,
       DOAO Tsentrenergogaz of OAO Gazprom, OOO Gazprom
       Export, OAO VNIPIgazdobycha and OAO Salavatnefteorgsintez
       (the Contractors) pursuant to which the Contractors
       undertake to provide from August 29, 2008 to
       October 15, 2008 in accordance with instructions
       from OAO Gazprom the services of arranging
       for and proceeding with a stocktaking of the
       property, plant and equipment of OAO Gazprom
       that are to be leased to the Contractors and
       OAO Gazprom undertakes to pay for such services
       a maximum sum of 69.8 million rubles.

12.53  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Promgaz pursuant to which OAO
       Promgaz undertakes to perform during the period
       from July 1, 2008 to December 31, 2009, in
       accordance with instructions from OAO Gazprom,
       research work for OAO Gazprom covering the
       following subjects: Technical and economic
       assessment of the resource base of hydrocarbons
       by the Republic of Abkhazia and development
       of proposals regarding the forms of cooperation
       between OAO Gazprom and the Republic of Abkhazia
       in the areas of geological exploration work,
       production of hydrocarbons, supply of gas and
       gasification; Adjustment of the General Scheme
       of Gas Supply and Gasification for the Irkutskaya
       Region ; Development of a General Scheme of
       Gas Supply and Gasification for the Republic
       of Altai ; Preparation of certain sections
       of the Program for Developing the Fuel and
       Energy Sector of the Irkutskaya Region through
       2010-2015 and over the Long Term  through 2030
       ; and Studies of the price elasticity of demand
       for natural gas in the regions of Eastern Siberia
       and the Far East over the long term, and to
       deliver the results of such work to OAO Gazprom
       and OAO Gazprom undertakes to accept the results
       of such work and to pay for such work a total
       maximum sum of 156 million rubles.

12.54  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Promgaz pursuant to which OAO
       Promgaz undertakes to perform during the period
       from July 1, 2008 to December 31, 2010, in
       accordance with instructions from OAO Gazprom,
       research work for OAO Gazprom covering the
       following subjects: Arranging for and conducting
       the second phase of experimental work to research
       the possibility of producing methane from coal
       beds in the first-priority areas in Kuzbass;
       Development of a program for comprehensive
       expansion of OAO Gazproms capabilities in the
       area of developing small fields, low-pressure
       gas fields and coal bed methane resources for
       the period through 2030; and Geological and
       economic evaluation of promising licensable
       areas in Eastern Siberia which would enable
       OAO Gazprom to create new centers of gas production
       by 2030, and to deliver the results of such
       work to OAO Gazprom and OAO Gazprom undertakes
       to accept the results of such work and to pay
       for such work a total maximum sum of 381.1
       million rubles.

12.55  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Promgaz pursuant to which OAO
       Promgaz undertakes to perform during the period
       from July 1, 2008 to November 30, 2009, in
       accordance with instructions from OAO Gazprom,
       research work for OAO Gazprom covering the
       following subjects: Development of ways to
       reduce the share of gas in the structure of
       regional fuel and energy balances using as
       example certain constituent entities of the
       Central Federal Circuit; Development of a version
       of the national standard GOST R ISO 13623-2009
       Oil and Gas Industry Pipeline Transportation
       Systems; Preparation of forecasts of production
       and consumption of energy resources of the
       Baltic States for the period from 2007 to 2020;
       and Preparation of recommendations regarding
       prompt adjustment of offtaking at the group
       of fields in the Nadym-Pur-Tazovskiy area in
       accordance with market requirements, and to
       deliver the results of such work to OAO Gazprom
       and OAO Gazprom undertakes to accept the results
       of such work and to pay for such work a total
       maximum sum of 51.7 million rubles.

12.56  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Giprospetsgaz pursuant to which
       OAO Giprospetsgaz undertakes to perform during
       the period from July 1, 2008 to December 31,
       2009, in accordance with instructions from
       OAO Gazprom, pre-investment studies for OAO
       Gazprom covering the following subjects: Justification
       of investments in the construction of the South
       Stream gas pipeline and Justification of investments
       in the creation of the Sakhalin Khabarovsk
       Vladivostok gas transportation system, and
       to deliver the results of such work to OAO
       Gazprom and OAO Gazprom undertakes to accept
       the results of such work and to pay for such
       work a total maximum sum of 708 million rubles.

12.57  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Promgaz pursuant to which OAO
       Promgaz undertakes to perform during the period
       from July 1, 2008 to November 30, 2009, in
       accordance with instructions from OAO Gazprom,
       research work for OAO Gazprom covering the
       following subjects: Development of a Concept
       for Improving Production Processes in Gas Distribution
       Organizations; Development of a Concept for
       Technological Advancement of Gas Distribution
       Systems; Development of proposals designed
       to increase the operating efficiency of gas
       distribution organizations; Development of
       a regulatory framework related to the operation
       of gas distribution systems; Creation of OAO
       Gazproms standards for drafting environmental
       impact assessment and environmental protection
       sections and developing land rehabilitation
       projects and sanitary buffer zone layouts as
       part of project documentation for the construction
       of gas distribution facilities; and Development
       of a program for the reconstruction of water
       conditioning facilities of OAO Gazproms heat
       supply systems, and to deliver the results
       of such work to OAO Gazprom and OAO Gazprom
       undertakes to accept the results of such work
       and to pay for such work a total maximum sum
       of 137 million rubles.

12.58  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Promgaz pursuant to which OAO
       Promgaz undertakes to perform during the period
       from July 1, 2008 to December 30, 2009, in
       accordance with instructions from OAO Gazprom,
       research work for OAO Gazprom covering the
       following subjects: Development of OAO Gazproms
       budgeting and regulatory framework related
       to the construction of oil and gas wells in
       a marine environment; Development of recommendations
       regarding the rehabilitation of distribution
       networks on the basis of polymeric materials;
       Development of OAO Gazproms corporate standard
       (STO Gazprom) entitled Schedule of Fees for
       Services Related to Conduct of Technical Supervision
       over the Quality of Capital Construction, Reconstruction
       and Workover of OAO Gazproms Oil and Gas Facilities;
       Feasibility study regarding the establishment
       of a specialized subsidiary, Gazpromavtogaz,
       to operate natural gas vehicle refuelling compressor
       stations and sell gas as a motor fuel; and
       Development of a General Scheme of Gasification
       for the Murmanskaya Region, and to deliver
       the results of such work to OAO Gazprom and
       OAO Gazprom undertakes to accept the results
       of such work and to pay for such work a total
       maximum sum of 178.1 million rubles.

12.59  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Promgaz pursuant to which OAO
       Promgaz undertakes to perform during the period
       from July 1, 2008 to December 31, 2009, in
       accordance with instructions from OAO Gazprom,
       research work for OAO Gazprom covering the
       following subjects: Development of a concept
       for the creation of high energy efficiency
       zones with the participation of OAO Gazprom;
       Development of a methodological, regulatory
       and informational framework for energy conservation
       and efficient utilization of fuel and energy
       resources by OAO Gazprom and gas consumers;
       Preparation of guiding documents regarding
       the use of new materials, equipment and technologies
       in gas distribution systems; Creation of a
       system of comprehensive diagnostics of gas
       distribution systems for the industry; and
       Prospects for developing small-scale power
       generation capacity on the basis of untapped
       hydrocarbon fields in the Southern Federal
       Circuit of the Russian Federation, and to deliver
       the results of such work to OAO Gazprom and
       OAO Gazprom undertakes to accept the results
       of such work and to pay for such work a total
       maximum sum of 134.2 million rubles.

12.60  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Promgaz pursuant to which OAO
       Promgaz undertakes to perform during the period
       from July 1, 2008 to November 30, 2010, in
       accordance with instructions from OAO Gazprom,
       research work for OAO Gazprom covering the
       following subjects: Preparation of a regulation
       on OAO Gazproms hydrocarbon field development
       management system; Review of implementation,
       and adjustment, of the Programs of Reconstruction
       of Heat Supply Systems of OAO Gazprom (boiler
       equipment, heat supply networks and instrumentation);
       and Development and improvement of standards
       for gas-burner devices and gas-using equipment,
       and to deliver the results of such work to
       OAO Gazprom and OAO Gazprom undertakes to accept
       the results of such work and to pay for such
       work a total maximum sum of 35.7 million rubles.

12.61  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Giprospetsgaz pursuant to which
       OAO Giprospetsgaz undertakes to perform during
       the period from July 1, 2008 to December 31,
       2008, in accordance with instructions from
       OAO Gazprom, pre-investment studies for OAO
       Gazprom covering the following subjects: Technical
       and economic considerations regarding the arrangement
       of deliveries of natural gas from the Sakhalin
       Island to the Primorskiy Province of the Russian
       Federation and the Republic of Korea; An investment
       proposal regarding the creation of gas transportation
       facilities for delivering gas to European markets
       along the southern route; Technical and economic
       analysis of various options for the siting
       of an LNG plant for supplying the Atlantic
       Basin market; Technical and economic considerations
       regarding deliveries of Russian gas to Israel,
       Cyprus and the Palestinian Territories; and
       Technical and economic estimates for various
       options of gas deliveries to  the Kaliningradskaya
       Region, and to deliver the results of such
       work to OAO Gazprom and OAO Gazprom undertakes
       to accept the results of such work and to pay
       for such work a total maximum sum of 88.7 million
       rubles.

12.62  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Giprospetsgaz pursuant to which
       OAO Giprospetsgaz undertakes to perform during
       the period from July 1, 2008 to December 31,
       2009, in accordance with instructions from
       OAO Gazprom, pre-investment studies for OAO
       Gazprom covering the following subjects: An
       investment proposal regarding the development
       of OAO Gazproms production capabilities in
       Eastern Siberia and the Far East; An investment
       proposal regarding the construction of LNG
       plants for supplying liquefied gas to the Atlantic
       Basin market; and Justification of investments
       in the creation of a gas transportation system
       for the Kovyktinskoye field, and to deliver
       the results of such work to OAO Gazprom and
       OAO Gazprom undertakes to accept the results
       of such work and to pay for such work a total
       maximum sum of 330 million rubles.

12.63  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Giprospetsgaz pursuant to which
       OAO Giprospetsgaz undertakes to perform during
       the period from July 1, 2008 to December 30,
       2009, in accordance with instructions from
       OAO Gazprom, research work for OAO Gazprom
       covering the following subjects: Customization
       of the ISO 13628 standard of the International
       Organization for Standardization, Design and
       operation of subsea production systems - Part
       1: General requirements and recommendations
       and Development of a data base and electronic
       information archive regarding the matters of
       LNG/CNG transportation by sea, and to deliver
       the results of such work to OAO Gazprom and
       OAO Gazprom undertakes to accept the results
       of such work and to pay for such work a total
       maximum sum of 10.6 million rubles.

12.64  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Giprogaztsentr pursuant to
       which OAO Giprogaztsentr undertakes to perform
       during the period from July 1, 2008 to December
       31, 2008, in accordance with instructions from
       OAO Gazprom, pre-investment studies for OAO
       Gazprom covering the following subjects: Technical
       and economic considerations regarding the creation
       of an organizational scheme for commercially-based
       accounting for liquid hydrocarbons by OAO Gazprom;
       An investment proposal regarding the construction
       of auxiliary electric power stations at facilities
       of OOO Gazprom Transgaz Yekaterinburg; and
       An investment proposal regarding the construction
       of auxiliary electric power stations at facilities
       of OOO Gazprom Transgaz Samara, and to deliver
       the results of such work to OAO Gazprom and
       OAO Gazprom undertakes to accept the results
       of such work and to pay for such work a total
       maximum sum of 14.3 million rubles.

12.65  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Giprogaztsentr pursuant to
       which OAO Giprogaztsentr undertakes to perform
       during the period from July 1, 2008 to December
       31, 2009, in accordance with instructions from
       OAO Gazprom, pre-investment studies for OAO
       Gazprom covering the following subjects: Justification
       of investments in the reconstruction of the
       Nizhnyaya Tura  Center gas pipeline system
       and An investment proposal regarding the creation
       of an automated power supply control system
       at OOO Gazprom Dobycha Astrakhan, and to deliver
       the results of such work to OAO Gazprom and
       OAO Gazprom undertakes to accept the results
       of such work and to pay for such work a total
       maximum sum of 112.3 million rubles.

12.66  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Giprogaztsentr pursuant to
       which OAO Giprogaztsentr undertakes to perform
       during the period from July 1, 2008 to December
       31, 2009, in accordance with instructions from
       OAO Gazprom, research work for OAO Gazprom
       covering the following subjects: Development
       of a concept and a program for building up
       a unified body of regulatory documents related
       to the design, development and implementation
       of automated systems for controlling production
       and technological complexes at OAO Gazproms
       facilities; Development of OAO Gazproms corporate
       standard (STO Gazprom) entitled Rules for frequency
       and coverage planning. Determination of frequency
       range for implementing OAO Gazproms digital
       network of mobile communications; Development
       of model designs of communications systems
       for the period of construction of gas production,
       transportation, processing and storage facilities;
       and Development of a concept for expanding
       OAO Gazproms communications network for the
       period through 2020, and to deliver the results
       of such work to OAO Gazprom and OAO Gazprom
       undertakes to accept the results of such work
       and to pay for such work a total maximum sum
       of 41.2 million rubles.

12.67  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Giprogaztsentr pursuant to
       which OAO Giprogaztsentr undertakes to perform
       during the period from July 1, 2008 to December
       30, 2010, in accordance with instructions from
       OAO Gazprom, research work for OAO Gazprom
       covering the following subject: Development
       of a set of standards defining technical requirements
       with respect to OAO Gazproms communications
       systems and networks, and to deliver the result
       of such work to OAO Gazprom and OAO Gazprom
       undertakes to accept the result of such work
       and to pay for such work a total maximum sum
       of 81.3 million rubles.

12.68  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO VNIPIgazdobycha pursuant to
       which OAO VNIPIgazdobycha undertakes to perform
       during the period from July 1, 2008 to December
       31, 2009, in accordance with instructions from
       OAO Gazprom, pre-investment studies for OAO
       Gazprom covering the following subjects: Justification
       of investments in the development of Neocomian
       and Jurassic deposits of the Kharasaveiskoye
       and  Bovanenkovskoye fields and the transportation
       of liquid hydrocarbons from Yamal Peninsula
       fields; Technical and economic analysis of
       various options for the utilization of marginal
       wells at the Kanchurinsko-Musinskiy underground
       gas storage complex coupled with the development
       of an engineering project of cyclic operation;
       and Justification of investments in the construction
       of a system of vertical drainage of water from
       the dome of underflooding at the Astrakhan
       Gas Refinery, and to deliver the results of
       such work to OAO Gazprom and OAO Gazprom undertakes
       to accept the results of such work and to pay
       for such work a total maximum sum of 650 million
       rubles.

12.69  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO VNIPIgazdobycha pursuant to
       which OAO VNIPIgazdobycha undertakes to perform
       during the period from January 1, 2009 to December
       31, 2010, in accordance with instructions from
       OAO Gazprom, pre-investment studies for OAO
       Gazprom covering the following subject: Justification
       of investments in the development of the Chayandinskoye
       field and the transportation of gas, and to
       deliver the result of such work to OAO Gazprom
       and OAO Gazprom undertakes to accept the result
       of such work and to pay for such work a total
       maximum sum of 413 million rubles.

12.70  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO VNIPIgazdobycha pursuant to
       which OAO VNIPIgazdobycha undertakes to perform
       during the period from July 1, 2008 to December
       31, 2009, in accordance with instructions from
       OAO Gazprom, research work for OAO Gazprom
       covering the following subjects: Development
       of efficient process control systems and of
       an organizational structure for the Bovanenkovskoye
       gas production enterprise based on the minimal
       manning; Development of OAO Gazproms corporate
       standard (STO Gazprom) entitled Model technical
       requirements with respect to process equipment
       for gas production facilities; and Development
       of OAO Gazproms corporate standard (STO Gazprom)
       entitled Standard costs of decommissioning
       operations and methods for funding a decommissioning
       reserve for field development facilities upon
       completion of production, and to deliver the
       results of such work to OAO Gazprom and OAO
       Gazprom undertakes to accept the results of
       such work and to pay for such work a total
       maximum sum of 85.4 million rubles.

12.71  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and DOAO Gazproektinzhiniring pursuant
       to which DOAO Gazproektinzhiniring undertakes
       to perform during the period from July 1, 2008
       to December 31, 2009, in accordance with instructions
       from OAO Gazprom, pre-investment studies for
       OAO Gazprom covering the following subject:
       Adjustment of the justification of investments
       in the project for export deliveries of liquid
       sulfur by OOO Gazprom Dobycha Astrakhan through
       the port of Novorossiysk, and to deliver the
       result of such work to OAO Gazprom and OAO
       Gazprom undertakes to accept the result of
       such work and to pay for such work a total
       maximum sum of 30 million rubles.

12.72  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and DOAO Gazproektinzhiniring pursuant
       to which DOAO Gazproektinzhiniring undertakes
       to perform during the period from July 1, 2008
       to December 31, 2009, in accordance with instructions
       from OAO Gazprom, research work for OAO Gazprom
       covering the following subjects: Development
       of engineering solutions for protecting areal
       sites at points of intersection of multiple-line
       trunk gas pipelines;  Development of a methodology
       for comprehensive assessment of economic efficiency
       of information protection at OAO Gazprom and
       its subsidiaries and organizations; Development
       of OAO Gazproms corporate standard (STO Gazprom)
       for terms and definitions in the field of protection
       of facilities by means of security engineering
       equipment and anti-terrorist protection systems;
       Development of itemized guides to aggregated
       construction cost components for estimating
       the cost of construction of OAO Gazproms facilities
       at the concept design stage; and Development
       of an itemized guide to per-unit capital expenditure
       ratios in the construction of OAO Gazproms
       facilities for use at the  concept design stage,
       and to deliver the results of such work to
       OAO Gazprom and OAO Gazprom undertakes to accept
       the results of such work and to pay for such
       work a total maximum sum of 46.8 million rubles.

12.73  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and DOAO Gazproektinzhiniring pursuant
       to which DOAO Gazproektinzhiniring undertakes
       to perform during the period from July 1, 2008
       to December 31, 2010, in accordance with instructions
       from OAO Gazprom, research work for  OAO Gazprom
       covering the following subjects: Analysis of
       the results of application, and development
       of proposals regarding modification, of OAO
       Gazproms set of corporate standards (STO Gazprom)
       with respect to security engineering equipment
       and anti-terrorist protection systems and Development
       of standards for outfitting OAO Gazproms facilities
       with security engineering equipment and anti-terrorist
       protection systems, and to deliver the results
       of such work to OAO Gazprom and OAO Gazprom
       undertakes to accept the results of such work
       and to pay for such work a total maximum sum
       of 12.3 million rubles.

12.74  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Gazavtomatika of OAO Gazprom
       pursuant to which OAO Gazavtomatika of OAO
       Gazprom undertakes to perform during the period
       from July 1, 2008 to November 30, 2008, in
       accordance with instructions from OAO Gazprom,
       research work for OAO Gazprom covering the
       following subjects: Development of a concept
       for improving metrological support for technological
       processes at facilities involved in the production,
       processing, transportation and underground
       storage of gas and delivery thereof to consumers;
       Development of OAO Gazproms corporate recommendations
       (R Gazprom) entitled Methodology for determining
       gas flow rates and parameters thereof during
       nonstationary processes in gas pipelines; Development
       of OAO Gazproms corporate standard (STO Gazprom)
       entitled Thermal insulation of metering pipelines
       in gas metering stations; and Development of
       a concept for counteracting technological terrorism
       at OAO Gazprom and its subsidiary companies
       and organizations and of the structure of a
       system of documents for regulating the aforementioned
       sphere of activities, and to deliver the results
       of such work to OAO Gazprom and OAO Gazprom
       undertakes to accept the results of such work
       and to pay for such work a total maximum sum
       of 15.6 million rubles.

12.75  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Gazavtomatika of OAO Gazprom
       pursuant to which OAO Gazavtomatika of OAO
       Gazprom undertakes to perform during the period
       from July 1, 2008 to January 31, 2009, in accordance
       with instructions from OAO Gazprom, research
       work for OAO Gazprom covering the following
       subject: Development of an experimental prototype
       of a software and hardware solution for cryptographic
       protection of information exchanged by pipeline
       telematic systems and shopfloor systems of
       automated process control systems at a line
       control station of a trunk gas pipeline, and
       to deliver the result of such work to OAO Gazprom
       and OAO Gazprom undertakes to accept the result
       of  such work and to pay for such work a total
       maximum sum of 9.5 million rubles.

12.76  Approve, in accordance with Chapter XI of the             Mgmt          For                            For
       Federal Law On Joint Stock Companies and Chapter
       IX of the Charter of OAO Gazprom, the following
       interested-party transactions that may be entered
       into by OAO Gazprom in the future in the ordinary
       course of business: Agreements between OAO
       Gazprom and OAO Gazavtomatika of OAO Gazprom
       pursuant to which OAO Gazavtomatika of OAO
       Gazprom undertakes to perform during the period
       from July 1, 2008 to November 30, 2009, in
       accordance with instructions from OAO Gazprom,
       research work for OAO Gazprom covering the
       following subject: Development of key regulations
       in the field of automation, telematics, and
       automated process control systems used in gas
       production, transportation and underground
       storage, and to deliver the result of such
       work to OAO Gazprom and OAO Gazprom undertakes
       to accept the result of such work and to pay
       for such work a total maximum sum of 6.8 million
       rubles.




--------------------------------------------------------------------------------------------------------------------------
 GAZPROM O A O                                                                               Agenda Number:  701616736
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Please note that because of the size of the               Non-Voting
       agenda (118 resolutions) for the Gazprom OAO
       meeting. The agenda has been broken up among
       two individual meetings. The meeting Ids and
       how the resolutions have been broken out are
       as follows: meeting Ids 486153 (resolutions
       1 thru 12.76) and meeting ID 486252 (resolutions
       13.1 thru 14.12). In order to vote on the complete
       agenda of this meeting you must vote on both
       meetings.

       Please note that resolutions 13.1 - 13.19 involve         Non-Voting
       cumulative voting. Under cumulative voting,
       since 11 director seats are up for election,
       you are entitled to cast 11 votes for every
       share you own. You can cast your votes for
       any one or more nominees. You do not need to
       distribute your votes among all candidates.
       The sum of the votes distributed among the
       candidates cannot exceed the number of ADRs
       multiplied by 11 or the holder's instruction
       on this item may be rendered null and void.
       Please contact your client service representative
       for more information on the cumulative voting
       process.

13.1   Elect AKIMOV ANDREI IGORIEVICH to the Board               Mgmt          For                            For
       of Directors of OAO Gazprom.

13.2   Elect ANANENKOV ALEXANDER GEORGIEVICH to the              Mgmt          For                            For
       Board of Directors of OAO Gazprom.

13.3   Elect BERGMANN BURCKHARD to the Board of Directors        Mgmt          For                            For
       of OAO Gazprom.

13.4   Elect GAZIZULLIN FARIT RAFIKOVICH to the Board            Mgmt          For                            For
       of Directors of OAO Gazprom.

13.5   Elect DEMENTIEV ANDREI VLADIMIROVICH to the               Mgmt          For                            For
       Board of Directors of OAO Gazprom.

13.6   Elect ZUBKOV VIKTOR ALEKSEEVICH to the Board              Mgmt          For                            For
       of Directors of OAO Gazprom.

13.7   Elect KARPEL ELENA EVGENIEVNA to the Board of             Mgmt          For                            For
       Directors of OAO Gazprom.

13.8   Elect MEDVEDEV YURIY MITROFANOVICH to the Board           Mgmt          For                            For
       of Directors of OAO Gazprom.

13.9   Elect MILLER ALEXEY BORISOVICH to the Board               Mgmt          For                            For
       of Directors of OAO Gazprom.

13.10  Elect NABIULLINA ELVIRA SAKHIPZADOVNA to the              Mgmt          For                            For
       Board of Directors of OAO Gazprom.

13.11  Elect NIKOLAEV VIKTOR VASILIEVICH to the Board            Mgmt          For                            For
       of Directors of OAO Gazprom.

13.12  Elect POTYOMKIN ALEXANDER IVANOVICH to the Board          Mgmt          For                            For
       of Directors of OAO Gazprom.

13.13  Elect SEREDA MIKHAIL LEONIDOVICH to the Board             Mgmt          For                            For
       of Directors of OAO Gazprom.

13.14  Elect FEDOROV BORIS GRIGORIEVICH to the Board             Mgmt          For                            For
       of Directors of OAO Gazprom.

13.15  Elect FORESMAN ROBERT MARK to the Board of Directors      Mgmt          For                            For
       of OAO Gazprom.

13.16  Elect KHRISTENKO VIKTOR BORISOVICH to the Board           Mgmt          For                            For
       of Directors of OAO Gazprom.

13.17  Elect SHOKHIN ALEXANDER NIKOLAEVICH to the Board          Mgmt          For                            For
       of Directors of OAO Gazprom.

13.18  Elect YUSUFOV IGOR KHANUKOVICH to the Board               Mgmt          For                            For
       of Directors of OAO Gazprom.

13.19  Elect YASIN EVGENIY GRIGORIEVICH to the Board             Mgmt          For                            For
       of Directors of OAO Gazprom.

       Please note that for resolutions 14.1 -14.12              Non-Voting
       you may vote FOR; no more than 9 of the 12
       candidates. In case you vote for more than
       9 candidates, the ballot in respect to this
       agenda item will be considered invalid.

14.1   Elect ARKHIPOV DMITRY ALEXANDROVICH to the Audit          Mgmt          For                            For
       Commission of OAO Gazprom.

14.2   Elect ASKINADZE DENIS ARKADIEVICH to the Audit            Mgmt          For                            For
       Commission of OAO Gazprom.

14.3   Elect BIKULOV VADIM KASYMOVICH to the Audit               Mgmt          For                            For
       Commission of OAO Gazprom.

14.4   Elect ISHUTIN RAFAEL VLADIMIROVICH to the Audit           Mgmt          For                            For
       Commission of OAO Gazprom.

14.5   Elect KOBZEV ANDREY NIKOLAEVICH  to the Audit             Mgmt          For                            For
       Commission of OAO Gazprom.

14.6   Elect LOBANOVA NINA VLADISLAVOVNA to the Audit            Mgmt          For                            For
       Commission of OAO Gazprom.

14.7   Elect LOGUNOV DMITRY SERGEEVICH to the Audit              Mgmt          No vote
       Commission of OAO Gazprom.

14.8   Elect MIKHAILOVA SVETLANA SERGEEVNA to the Audit          Mgmt          No vote
       Commission of OAO Gazprom.

14.9   Elect NOSOV YURY STANISLAVOVICH to the Audit              Mgmt          No vote
       Commission of OAO Gazprom.

14.10  Elect OSELEDKO VIKTORIYA VLADIMIROVNA to the              Mgmt          For                            For
       Audit Commission of OAO Gazprom.

14.11  Elect FOMIN ANDREY SERGEEVICH to the Audit Commission     Mgmt          For                            For
       of OAO Gazprom.

14.12  Elect SHUBIN YURY IVANOVICH to the Audit Commission       Mgmt          For                            For
       of OAO Gazprom.




--------------------------------------------------------------------------------------------------------------------------
 GITANJALI GEMS LTD                                                                          Agenda Number:  701354792
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2710F106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Sep-2007
        ISIN:  INE346H01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the Audited Balance            Mgmt          For                            For
       Sheet as at 31 MAR 2007 and the profit and
       loss account for the YE on that date and the
       reports of Board of Directors and the Auditors
       thereto

2.     Declare Dividend on Equity shares                         Mgmt          For                            For

3.     Re-appoint, Mr. S. Krishnan, as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint, Mr. Prakash D. Shah, as a Director,           Mgmt          For                            For
       who retires by rotation

5.     Appoint M/s. Ford, Rhodes, Parks & Company,               Mgmt          For                            For
       Chartered Accountants, Mumbai, the existing
       Auditors. as the Statutory or Auditors of the
       Company and approve to fix their remuneration

S.6    Approve that, in supersession of Resolution               Mgmt          For                            For
       passed at the EGM of the Company dated 09 NOV
       2005 and pursuant to sub-Section [I] of Section
       163 of the Companies Act, 1956 ["the Act"]
       the Company, the registers and the Index of
       Members, Bond-holders and copies of all annual
       returns prepared under Section 159 of the Act,
       together with the copies of certificates and
       documents required to be annexed thereto under
       Section 161 of the Act or any one or more of
       them be kept at the Corporate Office of the
       Company situated at Office No. 10, B Wing on
       the 2nd Floor, Plot No. C/25, G Block. Bandra
       Kurla Complex, Bandra [East], Mumbai 400051
       and/or at the Central Share Department, M/s.
       Karvy Computer share Private Limited, Karvy
       House, 46, Avenue 4, Street No. I. Banjara
       Hills, Hyderabad 500034 and authorize Mr. G.
       K. Nair, Director or Ms. Pankhuri Warange,
       Company Secretary of the Company to do all
       other necessary acts in this connection

S.7    Approve: pursuant to the provisions of Section            Mgmt          For                            For
       269 and other applicable provisions, if any
       of the Companies Act, 1956 [including any statuary
       modification or re-enhancement thereof for
       the time being in force] read with schedule
       XIII of the said Act, to re-appoint Mr. Mehul
       C. Choksi as the Managing Director of the Company
       for a fresh period of 5 years with effect from
       01 AUG 2007; and that in line with the special
       resolution passed in the AGM of the Company
       held on 21 SEP 2006 for the remuneration payable
       to the Chairman / Managing Director / Whole
       time Director/ Executive Director of the Company,
       Mr. Mehul C. Choksi be paid remuneration as
       may be recommended by the Remuneration Committee
       and determined by Board from time to time within
       the maximum limits approved by the members;
       and that in case of inadequacy of profits during
       the tenure of Mr. Mehul C. Choksi the Managing
       Director of the Company, the Company shall
       continue to pay minimum remuneration as per
       provisions of Schedule XIII of the Companies
       Act 1956; and authorize Mr. G. K. Nair, Director
       and/or Ms. Pankhuri Warange, Company Secretary
       of the Company to do all such acts deeds matters,
       things as may be consider necessary and expedient
       for the purpose of effectuating the re-appointment
       of Mr. Mehul C. Choksi as Managing Director
       of the Company and any other matter incidental
       thereto




--------------------------------------------------------------------------------------------------------------------------
 GITANJALI GEMS LTD                                                                          Agenda Number:  701390166
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2710F106                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  03-Nov-2007
        ISIN:  INE346H01014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

S.1    Authorize the Board of Directors of the Company           Mgmt          Against                        Against
       (Board), pursuant to the provisions of Section
       81 (1A) and other applicable provisions, if
       any, of the Companies Act, 1956 [including
       any statutory modifications or re-enactments
       thereof for the time being in force], the Securities
       and Exchange Board of India [Disclosure and
       Investor Protection] Guidelines, 2000 ['DIP
       Guidelines'], the enabling provisions in the
       Memorandum and the Articles of Association
       of the Company, the listing agreements entered
       into by the Company with the stock exchanges
       where shares of the Company are listed and
       all other applicable laws and regulations,
       and subject to such approvals, consents, permissions,
       and/or sanctions as may be required from the
       Government of India, Reserve Bank of India,
       Securities and Exchange Board of India, stock
       exchanges and from any other appropriate authorities,
       institutions or bodies [hereinafter collectively
       referred to as the 'Concerned Authorities']
       and subject to fulfillment of such conditions,
       if any, as may be required to be fulfilled
       in obtaining, or as may be stipulated by the
       Concerned Authorities from time to time in
       granting, any such approvals, consents, permissions
       or sanctions, which may be agreed by the Board
       of Directors of the Company, to create, offer,
       issue and allot, 10 million warrants to the
       following persons, on preferential basis, with
       each warrant carrying a right to subscribe
       to one fully paid-up equity share of INR 10
       each, in the equity capital of the Company
       [hereinafter referred to as the 'Warrants'],
       at a price of INR 312 per share, in such manner
       and on such terms and conditions as may be
       determined by the Board in accordance with
       the provision of Chapter XIII of the DIP Guidelines
       or other provisions of law as may be prevailing
       at the time of allotment of the equity shares
       as specified; the issue, allotment and conversion
       of the Warrants shall be made in accordance
       with the extant SEBI Guidelines, so, however,
       that the issue price as well as the conversion
       price of the Warrants into equity shares, both
       as stated above, shall be subject to and shall
       not be less than the pricing determined as
       per DIP Guidelines; the relevant date, in terms
       of Chapter XIII of the DIP Guidelines, for
       determination of minimum price for issue of
       the aforesaid Warrants on preferential basis
       and conversion thereof into equity shares of
       INR 10 each is 04 OCT 2007; the application
       money for the Warrants shall be 10% of the
       issue price of the Warrants; the equity shares
       allotted on conversion of Warrants in terms
       of this resolution shall be subject to the
       relevant provisions contained in the Memorandum
       and the Articles of Association of the Company
       and shall rank pari passu in all respects with
       the existing fully paid up equity shares of
       INR10 each of the Company; the Warrants shall
       be unconditionally convertible, in one or more
       tranches, at the sole option of holder of Warrants
       within a period 18 months from the date of
       their allotment or such further period as may
       be prescribed under extant SEBI Guidelines,
       without any condition attached to them except
       for the payment of funds towards the conversion
       price arising out of conversion; the Warrants
       allotted in terms of this resolution and the
       resultant equity shares arising on exercise
       of right attached to such Warrants shall be
       subject to lock-in requirements as per the
       provisions of Chapter XIII of the DIP Guidelines;
       to issue, offer and allot the Warrants and
       the Equity Shares arising out of conversion
       of the Warrants to the proposed Offeree at
       such time or times and in one or more tranches
       as the Board may in its absolute discretion
       decide, subject, however, to the SEBI Guidelines
       and other applicable laws and on such terms
       and conditions, including the terms of payment
       as may be mutually agreed between the Board
       and the proposed offeree, and shall also be
       entitled to vary, modify or alter any of the
       terms and conditions, including the size of
       the issue and the cancellation of the Warrants
       not accepted by the offeree, as may be deemed
       expedient by the Board and the proposed offeree;
       authorize the Board and /or any Committee thereof
       and /or Mr. Mehul C. Choksi, Managing Director
       and /or Mr. G.K. Nair, Director and /or Mr.
       Upen K. Shah, Vice President - Finance & Taxation
       and /or Ms. Pankhuri Warange, Company Secretary,
       for the purpose of giving effect to this resolution,
       to take all such steps and actions, to give
       such direction as it may in its absolute discretion,
       deem necessary or desirable for issue and allotment
       of Warrants or Equity Shares upon conversion
       of such Warrants and also to settle any question
       or difficulty that may arise with regard to
       the proposed issue, offer and allotment of
       Warrants or Equity Shares upon conversion of
       such Warrants as aforesaid

S.2    Authorize the Company, pursuant to Section 81             Mgmt          Against                        Against
       and all other applicable provisions of the
       Companies Act, 1956 [including any modifications
       or re-enactments thereof, for the time being
       in force], subject to all applicable laws and
       in accordance with all relevant provisions
       of the Memorandum and the Articles of Association
       of the Company and the listing agreements entered
       into by the Company with the stock exchanges
       where the Company's shares are listed and subject
       to any necessary approval, consent, permission
       and/or sanction of the Central Government,
       Reserve Bank of India and/or any other appropriate
       authorities, including banks, financial institutions
       or other creditors, and subject to such conditions
       as may be prescribed by any of them while granting
       any such approval, consent, permission, or
       sanction, and which may be agreed to by the
       Board of Directors of the Company [hereinafter
       referred to as the 'Board'] and/or duly authorized
       Committee thereof for the time being exercising
       the powers conferred by the Board by this resolution,
       to issue, offer and allot, in the course of
       an international offering to eligible foreign
       investors [whether or not such investors are
       the Members of the Company] by way of circulation
       of an offering circular or prospectus or by
       way of private placement, Global Depository
       Receipts and / or American Depository Receipts
       in the aggregate principal amount of USD 300
       million, [hereinafter referred to as 'Securities']
       to be subscribed in foreign currency, which,
       at the option of the holders of the Securities
       may be surrendered for the purpose of cancellation
       against receipt of corresponding number of
       underlying equity shares of the Company, such
       issue and allotment to be made in one or more
       tranch or tranches, on such terms and conditions
       as may be decided and deemed appropriate by
       the Board at the time of issue or allotment;
       without prejudice to the generality of the
       above and subject to all applicable laws, the
       aforesaid issue of Securities may have all
       or any terms or combination of terms in accordance
       with international practices and all terms
       as are provided in issue of securities of this
       nature internationally, including terms of
       surrender of the Securities for the purposes
       of cancellation against receipt of the corresponding
       number of underlying equity shares and the
       Company is also entitled to enter into and
       execute all such arrangements/agreements as
       the case may be with any Lead Managers, Managers,
       Underwriters, Advisors, Guarantors, Depositories,
       Custodians and all such agencies as may be
       involved or concerned in such offerings of
       Securities and to remunerate all such agencies
       including the payment of commissions, brokerage,
       fees or the like, and also to seek the listing
       of such Securities in 1 or more stock exchanges
       outside India and the listing of equity shares
       underlying the Securities in 1 or more stock
       exchanges in India; the Securities issued in
       foreign markets shall be deemed to have been
       made abroad and/or in the international market
       and/or at the place of issue of the Securities
       in the international market and may be governed
       by applicable foreign laws; authorize the Board
       and/or any Committee, to issue and allot such
       number of equity shares as may be required
       to be issued and allotted for the issue of
       the Securities referred to in this resolution
       or as may be necessary in accordance with the
       terms of the offering, all such equity shares
       being pari passu with the then existing equity
       shares of the Company in all respects; authorize
       the Board and /or any Committee thereof and
       /or Mr. Mehul C. Choksi, Managing Director
       and / or Mr. G.K. Nair, Director and lor Mr.
       Upen K. Shah, Vice President - Finance & Taxation
       and /or Ms. Pankhuri Warange, Company Secretary,
       for the purpose of giving effect to any issue
       or allotment of Securities or equity shares,
       as described herein above, to do all such acts,
       deeds, matters and things as it may at its
       discretion deem necessary or desirable for
       such purpose, including without limitation
       the utilization of issue proceeds, entering
       into of underwriting, marketing, custodian
       and depository arrangements, and with power
       on behalf of the Company to settle any questions,
       difficulties or doubts that may arise in regard
       to any such issue or allotment as it may in
       its absolute discretion deem fit




--------------------------------------------------------------------------------------------------------------------------
 GRUPO FAMSA SAB DE CV                                                                       Agenda Number:  701540723
--------------------------------------------------------------------------------------------------------------------------
    Security:  P7700W100                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  MX01GF010008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THESE SHARES HAVE NO VOTING              Non-Voting
       RIGHTS, SHOULD YOU WISH TO ATTEND THE MEETING
       PERSONALLY, YOU MAY APPLY FOR AN ENTRANCE CARD
       BY CONTACTING YOUR CLIENT REPRESENTATIVE. THANK
       YOU

1.     Presentation and, if relevant approval of the             Non-Voting
       (i) annual report of the Director General of
       the Company regarding the fiscal year that
       ended on 31 DEC 2007, including the respective
       consolidated financial statements, accompanied
       by the opinion of the outside Auditor and the
       opinion of the Board of Directors concerning
       the content o f the mentioned report, under
       the terms of that which is provided by Article
       28(iv)(b) and (c ) of the Securities Market
       Law (ii ) annual report of the Board of Directors,
       under the terms of that that which is provided
       in article 28(iv)(d) and (e) of the Securities
       Market Law iii) report of the audit committee
       and of the Corporate Practices committee under
       the terms of that which is provided by article
       28(iv)(a) of the securities market law

2.     Resolutions of the board of directors concerning          Non-Voting
       the allocation of the results account from
       the fiscal year that ended on 31 DEC 2007

3.     Appointment and/or ratification, if relevant,             Non-Voting
       of the people who will form the Board of Directors,
       the Secretary and the Vice Secretary , the
       Director General, as well as the determination
       of their remuneration and related resolutions

4.     Appointment and/or ratification, if relevant              Non-Voting
       of the chair person of the Audit Committee
       and of the Corporate Practices Committee and
       setting of the remuneration of the members
       of the Mentioned Committees

5.     Resolutions concerning (i) the amount that may            Non-Voting
       be allocated for the purchase of own shares
       under the term s of that which is provided
       in Article 56(iv) of the Securities Market
       Law, and (ii) the presentation of the report
       on the policies and resolutions passed by the
       board of directors of the Company, in relation
       to the purchase and sale of these shares

6.     Designation of special delegates who will carry           Non-Voting
       out and formalize the resolutions passed by
       this general meeting

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 GVK POWER & INFRASTRUCTURE LTD, NEW DELHI                                                   Agenda Number:  701411718
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2962K100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  INE251H01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, approve and adopt the balance sheet              Mgmt          For                            For
       as at 31 MAR 2007 and the profit and loss account
       for the YE on that date and the report of the
       Directors and the Auditors thereon

2.     Re-appoint Mr. G.V. Sanjay Reddy as a Director,           Mgmt          For                            For
       who retires by rotation

3.     Re-appoint Mr. K.N. Shenoy as a Director, who             Mgmt          For                            For
       retires by rotation

4.     Re-appoint Dr. Abid Hussain as a Director, who            Mgmt          For                            For
       retires by rotation

5.     Appoint M/s. S.R. Batliboi & Associates, Chartered        Mgmt          For                            For
       Accountants, Hyderabad, the retiring Auditors,
       as the Statutory Auditors of the Company, to
       hold office from the conclusion of this AGM
       to the conclusion of next AGM and authorize
       the Board of Directors to determine their remuneration

6.     Approve to confirm interim dividend declared              Mgmt          For                            For
       and paid by Company as the final dividend for
       the FY 2006-07

7.     Appoint Mr. Sanjay Narayen as a Director of               Mgmt          For                            For
       the Company, pursuant to the provisions of
       Section 257 and other applicable provisions,
       if any, of the Companies Act, 1956, liable
       to retires by rotation

8.     Appoint Mr. Pradip Baijal as an Independent               Mgmt          For                            For
       Director of the Company, pursuant to the provisions
       of Section 257 and other applicable provisions,
       if any, of the Companies Act, 1956, liable
       to retires by rotation

9.     Appoint Mr. Ch. G. Krishna Murthy as an Independent       Mgmt          For                            For
       Director of the Company, pursuant to the provisions
       of Section 257 and other applicable provisions,
       if any, of the Companies Act, 1956, liable
       to retires by rotation

S.10   Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Section 31 and other applicable provisions,
       if any, of the Companies Act 1956 and subject
       to approval of the Central Government or its
       Authorities/Agencies, to amend the existing
       Articles 107 of the Articles of Association
       as specified; and authorize Mr. G.V. Krishna
       Reddy, Chairman & Managing Director, Mr. Sanjay
       Reddy and Mr. Somanadri Bhupal, Directors,
       Mr. A. Issac George, Chief Financial Officer
       and Mr. P.V. Rama Seshu, Company Secretary
       of the Company, to do all such acts, deeds
       and things as may necessary for giving effect
       to above Resolutions

11.    Authorize the Company, pursuant to the provisions         Mgmt          For                            For
       of Section 258 and other applicable provisions,
       if any, of the Companies Act 1956, subject
       to approval of the Central Government, to increase
       the maximum number of Directors on the Board
       from 12 to 20 including all types of Directors;
       AND authorize Mr. G.V. Krishna Reddy, Chairman
       & Managing Director, Mr. Sanjay Reddy and Mr.
       Somanadri Bhupal, Directors, Mr. A. Issac George,
       Chief Financial Officer and Mr. P.V. Rama Seshu,
       Company Secretary of the Company, to do all
       such acts, deeds and things as may necessary
       for giving effect to above Resolutions




--------------------------------------------------------------------------------------------------------------------------
 GVK POWER & INFRASTRUCTURE LTD, NEW DELHI                                                   Agenda Number:  701435174
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y2962K100                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  16-Jan-2008
        ISIN:  INE251H01016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU

S.1    Approve, pursuant to the provisions of Section            Mgmt          For                            For
       17 and other applicable provisions, if any,
       of the Companies Act, 1956 and subject to confirmation
       by the Company Law Board, Northern Region Bench,
       New Delhi, to change the registered office
       of the Company from 'NCT of Delhi' to the 'State
       of Andhra Pradesh' and to alter the Clause
       II of the Memorandum of Association as specified;
       authorize Mr. G.V. Krishna Reddy, Chairman
       & Managing Director, Mr. G.V. Sanjay Reddy,
       Mr. Somanadri Bhupal, Directors, Mr. A. Issac
       George, Chief Financial Officer and Mr. P.V.
       Rama Seshu, Company Secretary of the Company
       to file petition(s) along with other required
       documents, affidavits, vakalatnamas, papers,
       powers of attorneys etc., before the Company
       Law Board, Northern Region Bench, New Delhi
       and if need be, to appoint authorized representative
       to appear for and represent the Company before
       the Company Law Board and are also hereby severally
       authorized to file necessary documents with
       the Registrar of Companies, NCT of Delhi &
       Haryana for giving effect to these resolutions
       and also to do such of acts, deeds and things
       as may be necessary in this regard, whether
       ancillary or incidental thereto

S.2    Authorize the Board of Directors [herein after            Mgmt          For                            For
       referred to as 'the Board' which term shall
       also include any Committee thereof] pursuant
       to the provisions of Sections 16, 94 and other
       applicable provisions, if any, of the Companies
       Act, 1956 and Article 65 of the Articles of
       Association of the Company and subject to such
       of the approvals/permissions/sanctions as may
       be necessary from the relevant authorities,
       to sub-divide each and every equity share of
       the Company of the nominal value of INR 10
       each fully paid up into 10 equity shares of
       INR 1 each fully paid up and consequently,
       the existing authorized share capital of the
       Company of INR 177,25,00,000 divided into 17,72,50,000
       equity shares of INR 10 each stands sub-divided
       and shown as INR 177,25,00,000 divided into
       177,25,00,000 equity shares of INR 1 each;
       approve, pursuant to the provisions of Section
       16 and other applicable provisions, if any,
       of the Companies Act, 1956 to alter Clause
       V of the Memorandum of Association of the Company
       as specified; authorize Mr. G.V. Krishna Reddy,
       Chairman & Managing Director. Mr. G V Sanjay
       Reddy. Mr. Somanadri Bhupal, Directors, Mr.
       A. Issac George, Chief Financial Officer and
       Mr. P.V. Rama Sasbu, Company Secretary of the
       Company to take such of the action, execute
       sign the necessary documents, provide information,
       file returns etc., to the Registrar of Companies/Stock
       Exchanges Depositories and also obtain the
       necessary approvals, if any, from the concerned
       authorities and for the purpose of giving effect
       to these resolutions, and authorize the Board
       or its Committee to take such steps and ,actions
       and give such directions as it may in its absolute
       discretion deem necessary and to issue new
       share certificates, wherever required, in cancellation
       of existing shares, subject to the rules as
       laid down in the Companies [Issue of Share
       Certificates] Rules, 1960 and the Articles
       of Association of the Company and to settle
       any question that may arise in this regard
       and to finalize and execute all documents,
       deeds, and writings as may be necessary, with
       such of the relevant regulatory authorities




--------------------------------------------------------------------------------------------------------------------------
 HIDILI INDUSTRY INTERNATIONAL DEVELOPMENT LTD, GRAND CAYMAN                                 Agenda Number:  701600391
--------------------------------------------------------------------------------------------------------------------------
    Security:  G44403106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Jun-2008
        ISIN:  KYG444031069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors of the Company
       and the Auditors of the Company for the YE
       31 DEC 2007

2.     Declare the final dividend of RMB 8.4 cents               Mgmt          For                            For
       per share for the YE 31 DEC 2007

3.     Re-elect Mr. Xian Yang as an Executive Director           Mgmt          For                            For

4.     Re-elect Mr. Sun Jiankun as an Executive Director         Mgmt          For                            For

5.     Re-elect Mr. Wang Rong as an Executive Director           Mgmt          For                            For

6.     Re-elect Mr. Chan Chi Hing as an Independent              Mgmt          For                            For
       Non-Executive Director

7.     Re-elect Mr. Wang Zhiguo as an Independent Non-Executive  Mgmt          For                            For
       Director

8.     Re-elect Mr. Huang Rongsheng as an Independent            Mgmt          For                            For
       Non-Executive Director

9.     Authorize the Board of Directors [the 'Board']            Mgmt          For                            For
       to fix the Directors' remuneration

10.    Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       of the Company and authorize the Board to fix
       their remuneration

11.    Authorize the Directors, pursuant to the Rules            Mgmt          For                            For
       Governing the Listing of Securities on The
       Stock Exchange of Hong Kong Limited [Stock
       Exchange] to allot, issue and deal with additional
       shares in the capital of the Company and make
       or grant offers, agreements and options during
       and after the relevant period, not exceeding
       the 20% of the aggregate nominal amount of
       the issued share capital of the Company, otherwise
       than pursuant to i) a rights issue; or ii)
       any share option scheme or similar arrangement;
       or iii) any scrip dividend or similar arrangement;
       iv) any issue of shares in the Company upon
       the exercise of rights of subscription or conversion
       under the terms of any existing warrants of
       the Company or any existing securities of the
       Company which carry rights to subscribe for
       or are convertible into shares of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of association of
       the Company or any applicable law of the Cayman
       Islands to be held]

12.    Authorize the Director to repurchase its shares           Mgmt          For                            For
       on the Stock Exchange or any other stock exchange
       on which the shares of the Company may be listed
       and recognized by the Securities and Futures
       Commission of Hong Kong ["Securities and Futures
       Commission"] and the Stock Exchange for such
       purpose, and otherwise in accordance with the
       rules and regulations of the Securities and
       Futures Commission, the Stock Exchange or of
       any other stock exchange as amended from time
       to time and all applicable laws in this regard,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of the passing of this resolution
       and the authority pursuant [as specified in
       this resolution] shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of association of
       the Company or any applicable law of the Cayman
       Islands to be held]

13.    Approve conditional upon the passing of Resolutions       Mgmt          For                            For
       11 and 12, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       any additional shares and to make or grant
       offers, agreements and options which might
       require the exercise of such powers pursuant
       to Resolution 11, by addition thereto of an
       amount representing the aggregate nominal amount
       of the share capital repurchased by the Company
       pursuant to Resolution 12, provided that such
       amount does not exceed 10% of the aggregate
       nominal amount of the issued share capital
       of the Company at the date of passing this
       resolution




--------------------------------------------------------------------------------------------------------------------------
 HIRCO PLC, DOUGLAS                                                                          Agenda Number:  701493176
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4590K106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  IM00B1HYQS19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the annual report and audited           Mgmt          For                            For
       accounts of the Company for the period ended
       30 SEP 2007, together with the Directors' and
       Auditor's reports thereon

2.     Re-appoint KPMG Audit LLC as Auditors of the              Mgmt          For                            For
       Company

3.     Authorise the Directors to determine the remuneration     Mgmt          For                            For
       of KPMG LLC as Auditors of the Company

4.     Re-elect Mr. David Burton as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Douglas Gardner as a Director                Mgmt          For                            For

6.     Re-elect Mr. Kersi Gherda as a Director                   Mgmt          For                            For

7.     Re-elect Ms. Priya Hiranandani as a Director              Mgmt          For                            For

8.     Re-elect Mr. Nigel McGowan as a Director                  Mgmt          For                            For

9.     Re-elect Sir Rob Young as a Director                      Mgmt          For                            For

10.    Approve that the existing investment strategy             Mgmt          For                            For
       of the Company's AIM Admission Document dated
       07 DEC 2006 as specified

S.11   Authorize the Directors of the Company to allot           Mgmt          For                            For
       ordinary shares of GBP 0.01 each in the capital
       of the Company for cash up to an aggregate
       nominal sum of GBP 38,263 [representing approximately
       5% of the Company's issued share capital] as
       if Article 5.1 of the Company's Articles of
       Association did not apply to such allotments,
       such authority to expire [unless and to the
       extent previously revoked, varied or renewed
       by the Company in general meeting] at the conclusion
       of the next AGM of the Company provided that
       the authority shall allow the Company to make
       an offer or enter into an agreement which would
       or might require ordinary shares to be allotted
       after this authority expires

S.12   Authorise the Company, for the purpose of Section         Mgmt          For                            For
       13 of the Isle of Man Companies Act 1992 to
       make market purchases[as defined in Section
       13[2] of the said Act] of ordinary shares of
       GBP 0.01 each in the company's capital provided
       that: a)authorize to purchased the maximum
       number of such ordinary shares as is equal
       to 15% of the Company's issued share capital
       following the maximum amount of ordinary shares
       which may fall to be issued pursuant to resolution
       11; b) the minimum price which may be paid
       for such ordinary shares is the nominal amount
       thereof: c) the maximum price[exclusive of
       expenses] which may be paid for such ordinary
       shares shall be 5% above the average of the
       middle market quotations taken from the AIM
       market of the London Stock Exchange for the
       5 Business days before the purchase is made;
       d) the authority hereby conferred shall[unless
       previously renewed or revoked]expire on the
       earlier of the next AGM of the Company and
       the date which is 18 months after the date
       on which this resolution passed; and the Company
       may make a contract to purchase its own ordinary
       shares under the authority hereby conferred
       prior to the expiry of such authority which
       will or may be executed wholly or partly after
       the expire of such authority, and may make
       a purchase of its own ordinary shares in pursuance
       of any such contract

S.13   Approve, that, subject to the confirmation of             Mgmt          For                            For
       the Isle of Man High Courts in accordance with
       section 56 of the Isle of Man Companies Act
       1931, all amount standing to the credit  of
       the share premium account of the Company following
       (i) the completion of the allotment referred
       to in resolution 11 and (ii) the payment of
       the expenses and commissions associated therewith
       as permitted by section 46 of the Companies
       Act 1931, be cancelled and reclassified as
       a distributable reserve of the Company

S.14   Amend the Article 162 of the Articles of Association      Mgmt          For                            For
       by the insertion of the new regulations as
       specified




--------------------------------------------------------------------------------------------------------------------------
 HON HAI PRECISION IND LTD                                                                   Agenda Number:  701554671
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y36861105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  02-Jun-2008
        ISIN:  TW0002317005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 451047 DUE TO RECEIPT OF ADDITIONAL RESOLUTIONS.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

A.1    The 2007 business operations                              Non-Voting

A.2    The 2007 audited reports                                  Non-Voting

A.3    The status of joint-venture in People's Republic          Non-Voting
       of China

A.4    The establishment for the rules of the Board              Non-Voting
       Meeting

A.5    Other presentations                                       Non-Voting

B.1    Approve the 2007 financial statements                     Mgmt          For                            For

B.2    Approve the 2007 profit distribution                      Mgmt          For                            For

B.3    Approve to issue new shares from retained earnings        Mgmt          Against                        Against

B.4    Approve the proposal of capital injection to              Mgmt          For                            For
       issue global depositary receipt

B.5    Approve to revise the Articles of Incorporation           Mgmt          For                            For

B.6    Approve to revise the procedures of asset acquisition     Mgmt          For                            For
       or disposal

B.7    Other issues and extraordinary motions                    Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 HYUNDAI MOBIS                                                                               Agenda Number:  701464086
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y3849A109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  KR7012330007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          For                            For

2.     Elect the Directors                                       Mgmt          For                            For

3.     Elect the Outside Directors as a Auditor Committee        Mgmt          For                            For
       Member

4.     Approve the remuneration limit for the Directors          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 INZICONTROLS CO LTD                                                                         Agenda Number:  701451825
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4178A108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Feb-2008
        ISIN:  KR7023800006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          For                            For

2.     Elect the Auditors                                        Mgmt          For                            For

3.     Approve the limit of remuneration for the Directors       Mgmt          For                            For

4.     Approve the limit of remuneration for the Auditors        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 IRSA INVERSIONES Y REPRESENTACIONES S.A.                                                    Agenda Number:  932775488
--------------------------------------------------------------------------------------------------------------------------
    Security:  450047204                                                             Meeting Type:  Special
      Ticker:  IRS                                                                   Meeting Date:  10-Oct-2007
        ISIN:  US4500472042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINTMENT OF TWO SHAREHOLDERS TO APPROVE AND            Mgmt          For
       SIGN THE SHAREHOLDERS' MEETING MINUTES.

02     CONSIDERATION OF THE DOCUMENTATION PROVIDED               Mgmt          For
       FOR IN SECTION 234, SUBSECTION 1 OF LAW 19,550,
       RELATING TO THE FISCAL YEAR ENDED JUNE 30,
       2007.

03     CONSIDERATION OF THE BOARD'S PERFORMANCE.                 Mgmt          For

04     CONSIDERATION OF THE SURVEILLANCE COMMITTEE'S             Mgmt          For
       PERFORMANCE.

05     TREATMENT AND ALLOCATION OF RESULTS OF THE FISCAL         Mgmt          For
       YEAR ENDED JUNE 30, 2007.

06     CONSIDERATION OF THE COMPENSATION PAYABLE TO              Mgmt          For
       THE BOARD OF DIRECTORS IN RESPECT OF THE YEAR
       ENDED JUNE 30, 2007.

07     CONSIDERATION OF THE COMPENSATION PAYABLE TO              Mgmt          For
       THE SURVEILLANCE COMMITTEE IN RESPECT OF THE
       YEAR ENDED JUNE 30, 2007.

08     DETERMINATION OF THE NUMBER OF REGULAR DIRECTORS          Mgmt          For
       AND ALTERNATE DIRECTORS, IF THE CASE MAY BE,
       AND ELECTION THEREOF.

09     APPOINTMENT OF THE REGULAR AND ALTERNATE MEMBERS          Mgmt          For
       OF THE SURVEILLANCE COMMITTEE.

10     APPOINTMENT OF THE CERTIFYING ACCOUNTANT FOR              Mgmt          For
       THE NEXT FISCAL YEAR AND DETERMINATION OF THE
       COMPENSATION PAYABLE THERETO.

11     UPDATING OF THE REPORT RELATING TO THE SHARE              Mgmt          For
       SERVICES AGREEMENT.

12     CAPITAL STOCK INCREASE BY THE SUM OF UP TO $280,000,000   Mgmt          Against
       (PESOS TWO HUNDRED AND EIGHTY MILLION) PAR
       VALUE.

13     DELEGATION TO THE BOARD OF DIRECTORS OF THE               Mgmt          Against
       POWER TO FIX ALL THE TERMS AND CONDITIONS OF
       THE ISSUANCE THAT ARE NOT EXPRESSLY DETERMINED
       BY THE SHAREHOLDERS' MEETING.

14     APPROVAL OF AN OPTION WITHOUT CONSIDERATION               Mgmt          For
       TO SUBSCRIBE FOR THE COMPANY'S COMMON SHARES
       GRANTED TO THE SUBSCRIBERS OF THE CAPITAL STOCK
       INCREASE PROVIDED FOR IN AGENDA ITEM 12.

15     REDUCTION OF THE TERM FOR EXERCISING PREEMPTIVE           Mgmt          Against
       AND ACCRETION RIGHTS TO 10 CALENDAR DAYS PURSUANT
       TO SECTION 194 OF LAW 19,550 AS AMENDED (THE
       "BUSINESS COMPANIES LAW").

16     CONSIDERATION OF THE AMENDMENT TO THE FOLLOWING           Mgmt          Abstain
       SECTIONS OF THE CORPORATE BY-LAWS: (I) SECTION
       NINE (9), (II) SECTION THIRTEEN (13), AND (III)
       SECTION SIXTEEN (16).




--------------------------------------------------------------------------------------------------------------------------
 ISRAEL CHEMICALS LTD                                                                        Agenda Number:  701545658
--------------------------------------------------------------------------------------------------------------------------
    Security:  M5920A109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  IL0002810146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.     Approve the presentation of the financial statements      Mgmt          For                            For
       and Directors report for the year 2007

2.     Re-appoint Messrs. Nir Gilad, Yosi Rosen, Noga            Mgmt          For                            For
       Yatziv, Avisar Paz, Chaim Erez, Victor Medina,
       Moshe Vidman, Amnon Sadeh, Abraham Schochet,
       Irit Izekson as the external directors to continue
       in office by provision of Law

3.     Re-appoint Accountant-Auditors until the next             Mgmt          For                            For
       AGM and authorize the Board to fix their fees




--------------------------------------------------------------------------------------------------------------------------
 ISRAEL DISC BK LTD                                                                          Agenda Number:  701331516
--------------------------------------------------------------------------------------------------------------------------
    Security:  465074201                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  26-Aug-2007
        ISIN:  IL0006912120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

       PLEASE NOTE THAT THIS IS AN SGM. THANK YOU.               Non-Voting

1.     Approve to increase the registered share capital          Mgmt          For                            For
       of the bank by NIS 3 million divided into 30
       million A Ordinary Shares of NIS 0.10 par value
       each and amend the Memorandum and Articles
       of Association so as to reflect the increased
       authorized share capital

2.     Approve the terms of employment of the Chairman           Mgmt          For                            For
       of the Board to include: monthly salary - NIS
       178,7000 linked once in 3 months to the increase
       in the Consumer Prices Index; annual bonus
       in respect of each year in which the financial
       statements show a profit, such bonus to be
       calculated on the basis of various criteria
       including the increase of the Bank's share
       of the market, increase in activity [credit,
       deposits], income cover ratio, reduction of
       difference in the total shareholders return
       in comparison with other banks

3.     Approve the allotment to the Chairman in 5 equal          Mgmt          For                            For
       annual installments of 8,090,275 options exercisable
       for shares at the closing price on the day
       before the meeting; exercise of the options
       will be conditioned on the total shareholders
       return in comparison with other banks




--------------------------------------------------------------------------------------------------------------------------
 ISRAEL DISC BK LTD                                                                          Agenda Number:  701409991
--------------------------------------------------------------------------------------------------------------------------
    Security:  465074201                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  18-Dec-2007
        ISIN:  IL0006912120
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 430089 DUE TO ADDITIONAL RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       25 DEC 2007. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

       AS A CONDITION OF VOTING, ISRAELI MARKET REGULATIONS      Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL

1.1    Approve the financial statements of the Bank              Mgmt          For                            For
       and the report of the Board of Directors for
       the YE 31 DEC 2006

1.2    Approve the final dividend for the year 2006,             Mgmt          For                            For
       the interim dividend of 6% paid on 28 DEC 2006,
       to shareholders of 40,000, 6% Cumulative Preference
       Shares, nominal value NIS 0.00504 each, the
       amount of the dividend was ILS 24,000

1.3.1  Re-appoint Mr. Ziv Haft as the Auditors and               Mgmt          For                            For
       Mr. Somekh Chaikin as the Auditors and to authorize
       the Board of Directors to fix their fees

1.3.2  Receive the report concerning the fees to the             Non-Voting
       Auditors for 2006 concerning auditing activities
       and additional services according to Section
       165 and 167 of the Companies Law

1.4.1  Appoint Mr. Itshak Forer as a Director                    Mgmt          For                            For

1.4.2  Appoint Dr. Dafna Schwartz as a Director, the             Mgmt          For                            For
       appointment is to commence from 27 DEC 2007

1.5    Approve that the following are continuing their           Mgmt          For                            For
       tenure as Directors: Messrs. Shlomo Zohar,
       Chairman, Betzalel Eiger, Ittamar Givton, Ben-Zion
       Granit, Tsippi Samet, Tida Shamir, Dr. Yitzhak
       Sharir, Prof. Eytan Sheshinsky, Joseph Singer,
       Zvi Streigold, Jorge Zafran, and Prof. Ben-Zion
       Zilberfarb, Mr. Gad Arbel will continue as
       an outside Director pursuant to Directive 301
       for proper conduct of Banking business until
       27 DEC 2007, to complete his tenure, Messrs.
       Kleinhendler and Vurembrand are not continuing
       as the Directors




--------------------------------------------------------------------------------------------------------------------------
 JSC HALYK BK                                                                                Agenda Number:  701456938
--------------------------------------------------------------------------------------------------------------------------
    Security:  46627J302                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Feb-2008
        ISIN:  US46627J3023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       22 FEB 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the number of Members of the Board of             Mgmt          For                            For
       Directors of JSC Halyk Bank as 6 Members

2.     Approve the 3 year term for authorities of the            Mgmt          For                            For
       Members of the Board of Directors of JSC Halyk
       Bank to be elected at the EGM, which authorities
       shall expire on the date of an AGM where the
       new Board of Directors is to be elected

       PLEASE NOTE THAT FOR THE BELOW RESOLUTION REGARDING       Non-Voting
       ELECTION OF DIRECTORS, YOU MAY VOTE THE SHARE
       AMOUNT CALCULATED BY MULTIPLYING YOUR RESPECTIVE
       SHARE POSITION BY THE NUMBER OF DIRECTORS THAT
       WILL BE ELECTED TO THE BOARD, WHICH IS 6 IN
       THIS CASE. PLEASE NOTE THAT STANDING INSTRUCTIONS
       HAVE BEEN REMOVED FOR THIS MEETING. THANK YOU.

3.1    Elect Mr. Kamilya Arstanbekova as a Member of             Mgmt          For                            For
       the Board of Directors of JSC Halyk Bank

3.2    Elect Mr. Askar Yelemessov as a Member of the             Mgmt          For                            For
       Board of Directors of JSC Halyk Bank

3.3    Elect Mr. Christof Ruchi as a Member of the               Mgmt          For                            For
       Board of Directors of JSC Halyk Bank

3.4    Elect Mr. Grigoriy Marchenko as a Member of               Mgmt          For                            For
       the Board of Directors of JSC Halyk Bank

3.5    Elect Mr. Alexander Pavlov as a Member of the             Mgmt          For                            For
       Board of Directors of JSC Halyk Bank

3.6    Elect Mr. Kairat Satylganov as a Member of the            Mgmt          For                            For
       Board of Directors of JSC Halyk Bank

4.     Approve the amendments to the Charter of JSC              Mgmt          For                            For
       Halyk Bank as presented for the consideration
       of the EGM

5.     Approve the amendments to the Corporate Governance        Mgmt          For                            For
       Code of JSC Halyk Bank as presented for the
       consideration of the EGM

6.     Approve the amendments to the terms of the Board          Mgmt          For                            For
       of Directors of JSC Halyk Bank as presented
       for the consideration of EGM

7.     Approve the amendments to the Tules for share             Mgmt          For                            For
       buy-back program of  JSC Halyk Bank and Redemption
       price estimation methodology as presented for
       the consideration of EGM

8.     Approve: to early terminate the powers of the             Mgmt          For                            For
       incumbent counting board of JSC Halyk Bank;
       the number of Members of the Counting Board
       of JSC Halyk Bank at 5 persons; to set the
       power of the Counting Board for the term of
       1 year expiring on the date of the AGM where
       the new Counting Board is to be elected; elect
       Messrs. Ilmira Razumova [Chairperson of the
       counting board], Zhanar Bayatanova, Aisulu
       Ilusinova, Gani Uataev, Elena Khmyz




--------------------------------------------------------------------------------------------------------------------------
 JSC HALYK BK                                                                                Agenda Number:  701544086
--------------------------------------------------------------------------------------------------------------------------
    Security:  46627J302                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  US46627J3023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve JSC Halyk Bank's annual financial statements      Mgmt          For                            For
       for the YE 31 DEC 2007

2.     Approve: the specified procedure for distribution         Mgmt          For                            For
       of net income in the amount of KZT 38,150,155
       million received by JSC Halyk Bank from its
       operations in 2007; the specified procedure
       for payment of dividends on JSC Halyk Bank's
       preferred shares and preferred shares convertible
       to common shares; and the specified procedure
       for payment of dividends on JSC Halyk Bank's
       common shares

3.     Approve to consider the shareholder's appeals             Mgmt          Abstain                        Against
       to actions of JSC Halyk Bank and its officials
       and the results of such consideration

4.     Approve to inform the shareholders on the amount          Mgmt          For                            For
       and structure of remuneration of the Members
       of the Board of Directors and the Management
       Board of JSC Halyk Bank




--------------------------------------------------------------------------------------------------------------------------
 KAZMUNAIGAS EXPL & PRODTN JSC                                                               Agenda Number:  701562589
--------------------------------------------------------------------------------------------------------------------------
    Security:  48666V204                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  US48666V2043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Appoint Ernst & Young LLP as an External Auditor          Mgmt          For                            For
       of the Company for 2007

       PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE         Non-Voting
       IN TEXT OF RESOLUTION. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 KAZMUNAIGAS EXPL & PRODTN JSC                                                               Agenda Number:  701591225
--------------------------------------------------------------------------------------------------------------------------
    Security:  48666V204                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  US48666V2043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       29 MAY 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.

1.     Approve the annual 2007 consolidated financial            Mgmt          For                            For
       statements, as specified

2.     Approve the procedure for distribution of the             Mgmt          For                            For
       net profit of JSC KazMunaiGas EP, located at:
       2, Tauelsizdik str., Astana 010000, Kazakhstan
       with the requisits as specified: JSC KazMunaiGas
       EP, TRN 620100210124, IIC 027467201, BIC 195301603,
       JSC Khalyk Bank of Kazakhstan, Astana regional
       branch, and the dividend rate per ordinary
       and preferred share of the Company following
       the 2007 results: 1) the 2007 dividend rate
       per preferred share of the Company is KZT563.00
       [including tax amount payable in the manner
       prescribed by the legislation of the Republic
       of Kazakhstan]; 2) the 2007 dividend rate per
       ordinary share of the Company is KZT563.00
       [including tax amount payable in the manner
       prescribed by the legislation of the Republic
       of Kazakhstan]; 3) the procedure for the Company's
       net profit distribution for the reported FY
       in the amount of KZT157 119 081 000 attributable
       to shareholders of the Company in compliance
       with audited consolidated financial statement
       at the end of 2007: the amount for the dividend
       payments is to be multiplication of the 2007
       dividend rate per ordinary and per preferred
       share by the number of corresponding outstanding
       shares as of the record date of shareholders
       authorized to receive dividends; 4) the date
       and time for the record of shareholders entitled
       to dividends is 09 JUN 2008, 12.00 midnight;
       5) the commencing date for dividend payments
       is 28 JUL 2008; 6) procedure and mode of dividend
       payment against the list of shareholders entitled
       to dividends will be effected by w/t to shareholders'
       bank accounts; that A.Balzhanov, CEO [Chairman
       of the Management Board] is to take necessary
       measures for implementing this resolution subject
       to the legislation of the Republic of Kazakhstan

3.     Approve the Company's  2007 annual report                 Mgmt          For                            For

4.     Receive the information on KazMunaiGas E&P JSC            Mgmt          For                            For
       shareholders' applications as to the activities
       of the Company and its officers and the results
       of their review

5.     Receive the information on the remuneration               Mgmt          For                            For
       package for the Members of the Board of Directors
       and Management Board of KMG EP in 2007

6.     Approve the report on the activities of the               Mgmt          For                            For
       Company's Board of Directors and the Management
       Board for 2007

7.     Approve to terminate powers of Mr. Timur Nurushev,        Mgmt          For                            For
       Member of the current counting Commission and
       appoint a new Member of the counting Commission
       Mr. Dzhambul Alimov for the term of office
       not exceeding term of office of the Company's
       current counting Commission; to extend the
       term of office of the current counting Commission
       of the Company from 03 OCT 2008 to 03 OCT 2011

8.     Approve to terminate the powers of the Member             Mgmt          For                            For
       of the Board of Directors of the Company, Mr.
       E. Zhangaulov as a Managing Director, Legal
       Matters, NC KazMunaiGas JSC before the end
       of the term of office

9.     PLEASE NOTE THAT THIS RESOLUTION IS A SHAREHOLDER         Shr           For                            Against
       PROPOSAL: Appoint Mr. Ulan Bayzhanov as a new
       Member of the Board of the Directors of the
       Company




--------------------------------------------------------------------------------------------------------------------------
 KNM GROUP BHD                                                                               Agenda Number:  701485864
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4810F101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Mar-2008
        ISIN:  MYL7164OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company subject            Mgmt          For                            For
       to the Companies Act, 1965, the Articles of
       Association of the Company and all applicable
       laws, regulation and guidelines and the approvals
       of all relevant governmental and/or regulatory
       authorities, and to purchase such amount of
       ordinary shares of MYR 0.25 each in the Company
       as may be determined by the Directors of the
       Company from time to time through Bursa Malaysia
       Securities Berhad upon such terms and conditions
       as the Directors may deem fit in the interest
       of the Company provided that the aggregate
       number of shares purchased pursuant to this
       resolution does not exceed 10% of the total
       issued and paid-up share capital of the Company
       and that the amount allocated by the Company
       for the proposed share buyback is backed by
       an equivalent amount of retained profits and/or
       share premium of the Company; to decide in
       their absolute discretion to either retain
       the ordinary shares of MYR 0.25 each in the
       Company by the Company as treasury shares,
       to be either distributed as share dividends
       or re-sold on Bursa Securities or subsequently
       cancelled, or to cancel the shares so purchased,
       or a combination of both; to take such steps
       as are necessary, including the appointment
       of stockbroker and the opening and maintaining
       of central depository account(s) designated
       as a Share Buyback Account(s) and to enter
       into any agreements, arrangements and guarantees
       with any party or parties to implement, finalise
       and give full effect to the aforesaid with
       full powers to assent to any conditions, modifications,
       revaluations, variations and/or amendments
       [if any] as may be imposed by the relevant
       authorities and to do all such acts and things
       as the Directors may deem fit and expedient
       in the interests of the Company for the proposed
       share buyback; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the date of the next AGM of the Company
       as required by law]

2.     Authorize the Directors of the Company to offer           Mgmt          For                            For
       and to grant to Mr. Dato Mohamad Idris Bin
       Mansor, the Independent Non-Executive Chairman
       of KNM, 300,000 ESOS options to subscribe for
       the new ordinary shares in KNM arising from
       the exercise of the ESOS options available
       under the existing ESOS; to such terms and
       conditions and/or any adjustments which may
       be made in accordance with the provisions of
       the By-Laws of the ESOS




--------------------------------------------------------------------------------------------------------------------------
 KNM GROUP BHD                                                                               Agenda Number:  701513120
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4810F101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  MYL7164OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the pronounceable rights issue of up              Mgmt          For                            For
       to 267,807,215 new ordinary shares of MYR 0.25
       each in KNM [Right Shares] at an indicative
       issue price of MYR 4.00 per Rights Share on
       the basis of 1 Rights Shares for every 4 existing
       ordinary shares of MYR 0.25 each held in KNM
       [KNM shares] on an entitlement date to be determined

2.     Approve the bonus issue of up to 2,678,072,150            Mgmt          For                            For
       new KNM shares on the basis of 2 new KNM shares
       for every 1 existing KNM share held after the
       rights issue on the entitlement date for which
       shall be after the entitlement date for the
       rights issue

3.     Approve the issuance of 5 year senior unsecured           Mgmt          For                            For
       exchangeable bonds up to a nominal value of
       USD 350 million [or its euro dollar equivalent
       or Ringgit Malaysia equivalent] at 100% of
       the nominal value by a subsidiary of KNM which
       are exchangeable into new KNM shares [proposed
       exchangeable bond issue]

4.     Approve to increase the authorized share capital          Mgmt          For                            For
       of KNM

S.1    Amend the Memorandum and the Articles of Association      Mgmt          For                            For
       of KNM




--------------------------------------------------------------------------------------------------------------------------
 KNM GROUP BHD                                                                               Agenda Number:  701586882
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4810F101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-May-2008
        ISIN:  MYL7164OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, the acquisition by KNMPS a wholly-owned          Mgmt          For                            For
       subsidiary of KNM, of the 100% equity interest
       of Borsig for a total cash consideration of
       EUR 350,000,000 and upon terms and conditions
       as stipulated in the sale and purchase agreement
       dated 29 FEB 2008, entered into between KNMPS
       and the vendors of Borsig [SPA] or upon terms
       and conditions as stipulated in any amendment,
       variation and/or supplemental agreement, arrangement
       or understanding thereto, as the case may be,
       to be entered into by KNMPS and the Vendors
       of Borsig and authorize the Directors of the
       Company to do all such acts, deeds and things,
       and to execute, sign and deliver on behalf
       of the Company all such documents, as may be
       necessary to give full effect to the proposed
       acquisition with full powers to do all such
       acts and things as may be necessary and/or
       required by the relevant authorities and assent
       to and accept any conditions, modifications,
       variations and/or amendments in any manner
       as may be necessary and/or required by the
       relevant authorities or otherwise as the Directors
       of the Company may deem fit in their absolute
       discretion and without limitation to the foregoing
       to do all such acts and things and take such
       steps to amend and/or vary the SPA by entering
       into any variation and/or supplemental agreement,
       arrangement, undertaking or understanding as
       may be required or deemed necessary or expedient
       and generally to take all such steps and to
       do all acts and things in any manner as the
       Directors of the Company deem fit, necessary
       and expedient to do in order to implement,
       finalize, complete and give full effect to
       the acquisition and to deal with all things
       in any manner as they may deem necessary or
       expedient in connection with the acquisition




--------------------------------------------------------------------------------------------------------------------------
 KNM GROUP BHD                                                                               Agenda Number:  701600606
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y4810F101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jun-2008
        ISIN:  MYL7164OO006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       of the Company for the FYE 31 DEC 2007 and
       the reports of the Directors and the Auditors

2.     Approve the payment of Directors' fees for the            Mgmt          For                            For
       YE 31 DEC 2007

3.     Re-elect Mr. N.G. Boon Su as a Director, who              Mgmt          For                            For
       retires in accordance with Article 132 of the
       Company's Articles of Association

4.     Re-elect Mr. YBhg Dato' Mohamad Idris Bin Mansor          Mgmt          For                            For
       as a Director, who retires in accordance with
       Article 127 of the Company's Articles of Association

5.     Re-elect Mr. Lim Yu Tey as a Director, who retires        Mgmt          For                            For
       in accordance with Article 127 of the Company's
       Articles of Association

6.     Re-elect Mr. Gan Siew Liat as a Director, who             Mgmt          For                            For
       retires in accordance with Article 127 of the
       Company's Articles of Association

7.     Re-appoint Messrs. KPMG as the Auditors of the            Mgmt          For                            For
       Company and authorize the Directors to fix
       their remuneration

8.     Authorize the Directors, subject to 132D of               Mgmt          For                            For
       the Companies Act, 1965 and the approvals of
       the relevant governmental/regulatory authorities,
       to issue shares in the Company, at any time
       and upon such terms and conditions and for
       such purposes as the Directors may, in their
       absolute discretion, deem fit, provided that
       the aggregate number of shares issued pursuant
       to this resolution in any one FY does not exceed
       10% of the issued and paid-up share capital
       of the Company for the time being; [Authority
       expires at the conclusion of the next AGM of
       the Company]

9.     Approve to renew the shareholders' mandate for            Mgmt          For                            For
       the Company and its subsidiaries and associate
       Companies [KNM Group] to enter into recurrent
       related party transactions of a revenue or
       trading nature which are necessary for the
       KNM Group's day-to-day operations with the
       parties set out in section 4 of the circular
       to shareholders of the Company dated 26 May
       2008, subject to the following: a) the transactions
       are carried out in the ordinary course of business
       and on normal commercial terms which are not
       more favorable to the related parties than
       those generally available to the public and
       are not to the detriment of the minority shareholders
       of the Company; and b) disclosure is made in
       the annual report of the aggregate value of
       transactions conducted pursuant to the shareholders'
       mandate during the FY based on the following
       information: i) the type of recurrent related
       party transactions made; and ii) the names
       of the related parties involved in each type
       of recurrent related party transaction made
       and their relationships with the Company; and
       any other arrangements and/or transactions
       as are incidental thereto; [Authority expires
       at the conclusion of the next AGM of the Company,
       at which time it will lapse, unless by a resolution
       passed at the AGM, the mandate is again renewed;
       or the expiration of the period within which
       the next AGM of the Company is required to
       be held pursuant to Section 143(1) of the Companies
       Act, 1965 [Act] but shall not extend to such
       extension as may be allowed pursuant to Section
       143(2) of the Act]; and authorize the Directors
       of the Company to complete and do all such
       acts and things as they may be considered expedient
       or necessary to give effect to the proposed
       renewal of shareholders' mandate and transactions
       contemplated and/or authorized by this ordinary
       resolution

10.    Authorize the Company, subject to the Companies           Mgmt          For                            For
       Act, 1965, the Memorandum and Articles of Association
       of the Company and the guidelines of Bursa
       Securities and any other relevant authorities,
       to purchase and/or hold such number of ordinary
       shares of MYR 0.25 each in the Company as may
       be determined by the Directors of the Company
       from time to time through Bursa Securities
       upon such terms and conditions as the Directors
       of the Company may deem fit in the interest
       of the Company provided that the aggregate
       number of ordinary shares of MYR 0.25 each
       purchased pursuant to this resolution does
       not exceed ten percent [10%] of the total issued
       and paid-up share capital of the Company [proposed
       renewal] and that an amount not exceeding the
       total audited retained profits and share premium
       account of the Company at the time of purchase,
       would be allocated by the Company for the proposed
       renewal; [Authority expires until the conclusion
       of the next AGM of the Company]; and authorize
       the Directors of the Company to take all steps
       necessary to implement, finalize and to give
       full effect to the proposed renewal and to
       decide in their discretion to either retain
       the ordinary shares of MYR 0.25 each purchased
       pursuant to the proposed renewal as treasury
       shares and/or to resell the treasury shares
       and/or to distribute them as share dividends
       and/or to cancel them

11.    Transact any other business                               Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 LEE & MAN PAPER MFG LTD                                                                     Agenda Number:  701532221
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5427W122                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  KYG5427W1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the electricity services agreement ['the          Mgmt          For                            For
       Electricity Services Agreement'] dated 14 MAR
       2008 between Jiangsu Lee & Man Paper Manufacturing
       Company Limited and Jiangsu Lee & Man Chemical
       Limited for the supply of electricity services
       and the annual caps and the transactions contemplated
       thereunder and authorize any 1 Director to
       take all other steps are they may in their
       opinion to be desirable for necessary in connection
       with the Electricity Services Agreement and
       generally to exercise all the powers of the
       Company as they deem desirable or necessary
       in connection with the foregoing

2.     Approve the steam services agreement ["the Steam          Mgmt          For                            For
       Services Agreement"] dated 14 MAR 2008 between
       Jiangsu Lee & Man Paper Manufacturing Company
       Limited and Jiangsu Lee & Man Chemical Limited
       for the supply of steam services and the annual
       caps and the transactions contemplated thereunder
       and authorize any 1 Director to take all other
       steps are they may in their opinion to be desirable
       for necessary in connection with the Electricity
       Services Agreement and generally to exercise
       all the powers of the Company as they deem
       desirable or necessary in connection with the
       foregoing




--------------------------------------------------------------------------------------------------------------------------
 LEE & MAN PAPER MFG LTD                                                                     Agenda Number:  701628399
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5427W122                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  26-Jun-2008
        ISIN:  KYG5427W1226
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Director of the Company, the finished       Mgmt          For                            For
       goods agreement ['the Finished goods agreement']
       dated 21 MAY 2008 between Dongguan Lee & Man
       Paper Factory Company Limited and Lee & Man
       Industrial Manufacturing Limited for the supply
       of finished goods and waste paper by-products
       and the annual caps and the transactions contemplated
       thereunder; to take all other steps are they
       may in their opinion to be desirable for necessary
       in connection with the Finished Goods Agreement
       and generally to exercise all the powers of
       the Company as they deem desirable or necessary
       in connection with the foregoing

2.     Authorize the Director of the Company, the steam          Mgmt          For                            For
       and electricity agreement [the Steam and electricity
       agreement] dated 21 MAY 2008 between Dongguan
       Lee & Man Paper Factory Limited and Lee & Man
       Industrial Manufacturing Limited for the supply
       of steam and electricity and the transactions
       and the annual caps contemplated thereunder;
       to take all other steps are they may in their
       opinion to be desirable for necessary in connection
       with the Steam and Electricity Agreement and
       generally to exercise all the powers of the
       Company as they deem desirable or necessary
       in connection with the foregoing




--------------------------------------------------------------------------------------------------------------------------
 LOCALIZA RENT A CAR SA                                                                      Agenda Number:  701386852
--------------------------------------------------------------------------------------------------------------------------
    Security:  P6330Z111                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  31-Oct-2007
        ISIN:  BRRENTACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

A.     Approve the Spin-offs of its subsidiaries Total           Mgmt          For                            For
       Fleet S.A. and Localiza Car Rental S.A.

B.     Approve the justification protocols of the Spin-offs      Mgmt          For                            For
       of its subsidiaries Total Fleet S.A. and Localiza
       Car Rental S.A.

C.     Approve the reduction in the share capital of             Mgmt          For                            For
       its subsidiaries Total Fleet S.A. and Localiza
       Car Rental S.A. as a result of the Spin-offs

D.     Ratify the administration's choice of the evaluation      Mgmt          For                            For
       experts for the preparation of an accounting
       valuation report of the net assets of its subsidiaries
       Total Fleet S.A. and Localiza Car Rental S.A.,
       that will be taken over by the parent Company
       Localiza Rent A Car S.A.

E.     Approve the valuation reports of Total Fleet              Mgmt          For                            For
       S.A. and Localiza Car Rental S.A., presented
       by the valuation experts to the administration
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 LOCALIZA RENT A CAR SA                                                                      Agenda Number:  701482135
--------------------------------------------------------------------------------------------------------------------------
    Security:  P6330Z111                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  08-Apr-2008
        ISIN:  BRRENTACNOR4
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

I.     Receive the administrators accounts, to examine,          Mgmt          Against                        Against
       discuss and vote on the administration's report,
       the financial statements and the accounting
       statements accompanied by the Independent Auditors
       report regarding FYE on 31 DEC 2007

II.    Elect the Members of the Board of Directors               Mgmt          Against                        Against

III.   Approve to set the global annual amount of remuneration   Mgmt          Against                        Against
       of the administration for the period between
       the date the AGM in 2008 was held the date
       for the 2009 general meeting

IV.    Approve to decide the allocation of the net               Mgmt          Against                        Against
       profits from the FY that ended on 31 DEC 2007,
       adjusted according to the law, the distributions
       of dividends and the creation of an expansion
       reserves

V.     Approve to decide the proposal to maintain the            Mgmt          Against                        Against
       current dividends policy

VI.    Ratify the payment of interest to shareholders,           Mgmt          Against                        Against
       as remuneration on own capital, calculated
       on net assets accounts, in accordance with
       approvals of the Board of Directors in the
       meeting [as specified]

VII.   Approve to change the high circulation newspaper          Mgmt          Against                        Against
       published in the location in which the Company's
       securities are negotiated on a Stock Exchange
       and the high circulation newspaper published
       in the location of the Company's head office,
       for the publications ordered by Brazilian Corporate
       law, in the coming FY's




--------------------------------------------------------------------------------------------------------------------------
 LUMAX INTERNATIONAL CORP                                                                    Agenda Number:  701501353
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5360C109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jun-2008
        ISIN:  TW0006192008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A.1    The 2007 business operations                              Non-Voting

A.2    The 2007 audited reports                                  Non-Voting

A.3    The status of endorsement and guarantee                   Non-Voting

A.4    The revision of the rules of the Board meeting            Non-Voting

A.5    The status of joint-venture in People's Republic          Non-Voting
       of China

A.6    Other presentations                                       Non-Voting

B.1    Receive the 2007 business reports and financial           Mgmt          For                            For
       statements

B.2    Approve the 2007 profit distribution; cash dividend:      Mgmt          For                            For
       TWD 3.5 per share

B.3    Approve the issuance of new shares from retained          Mgmt          For                            For
       earnings; stock dividend: 100 shares for 1,000
       shares held

B.4    Approve the revision to the Articles of Incorporation     Mgmt          Abstain                        Against




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  701310322
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y54164135                                                             Meeting Type:  OTH
      Ticker:                                                                        Meeting Date:  12-Jul-2007
        ISIN:  INE101A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A POSTAL MEETING ANNOUNCEMENT.   Non-Voting
       A PHYSICAL MEETING IS NOT BEING HELD FOR THIS
       COMPANY. THEREFORE, MEETING ATTENDANCE REQUESTS
       ARE NOT VALID FOR THIS MEETING. IF YOU WISH
       TO VOTE, YOU MUST RETURN YOUR INSTRUCTIONS
       BY THE INDICATED CUTOFF DATE. THANK YOU.

S.1    Authorize the Board of Directors of the Company,          Mgmt          For                            For
       pursuant to the provisions of Section 372A
       and all other applicable provisions, of the
       Companies Act, 1956 and subject to such approvals,
       consents, sanctions and permission as may be
       necessary, to make any loan(s) to, and/or give
       any guarantee(s), and/or provide any security(ies)
       in connection with loan(s) made by any other
       person to, or to any other person by, and/or
       acquire, by way of subscription, purchase or
       otherwise the securities of, 1 or more body[ies]
       Corporate fulfilling the criteria as specified
       even if such loans, guarantees, securities
       and investments together with the aggregate
       of loan[s] made, guarantee[s] given, security[ies]
       provided and investment[s] made from time to
       time is in excess of the ceiling prescribed
       under Section 372A of the Companies Act, 1956
       computed on the basis of the audited accounts
       of the FY immediately preceding the FY in which
       such loans are made, guarantees given, securities
       provided and investments made, provided that
       the excess over the ceiling prescribed under
       Section 372A of the Companies Act, 1956 computed
       at the beginning of the FY will not at any
       time exceed INR 2000 crores; and to take such
       steps as may be necessary for obtaining approvals,
       statutory, contractual or otherwise, in relation
       to the above and to settle all matters arising
       out of and incidental thereto, and to sign
       and execute all deeds, applications, documents
       and writing that may be required, on behalf
       of the Company and also to delegate all or
       any of the above powers to the Loans & Investment
       Committee of the Company and generally to do
       all acts, deeds, matters and things that may
       be necessary, proper, expedient or incidental
       for the purpose of giving effect to the resolution




--------------------------------------------------------------------------------------------------------------------------
 MAHINDRA & MAHINDRA LTD                                                                     Agenda Number:  701322238
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y54164135                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jul-2007
        ISIN:  INE101A01018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at YE 31 MAR 2007 and profit and loss account
       for the YE on that date and the report of the
       Directors and the Auditors thereon

2.     Acknowledge the payment of interim dividend               Mgmt          For                            For
       on ordinary shares

3.     Declare a final dividend on ordinary shares               Mgmt          For                            For

4.     Re-elect Mr. Keshub Mahindra as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Re-elect Mr. Anupam Puri as a Director, who               Mgmt          For                            For
       retires by rotation

6.     Re-elect Dr. A. S. Ganguly as a Director, who             Mgmt          For                            For
       retires by rotation

7.     Re-elect Mr. R. K. Kulkarni as a Director, who            Mgmt          For                            For
       retires by rotation

8.     Appoint, subject to the provisions of Sections            Mgmt          For                            For
       224, 225 and other applicable provisions if
       any, of the Companies Act, 19565, Messrs. Deloitte
       Haskins & Sells, Chartered Accountants as the
       Statutory Auditors of the Company to hold office
       from the conclusion of this AGM until the conclusion
       of the next AGM, to conduct the audit of the
       accounts of the Company for the FY 2007-08,
       at such remuneration as may be mutually agreed
       upon between the Board of Directors of the
       Company and the Auditors, plus service tax
       and out of pocket expenses

S.9    Re-appoint, in accordance with the provisions             Mgmt          For                            For
       of Section 269,198,309,310,311 and all other
       applicable provisions, if any, of the Companies
       act 1956 [the Act] [including any statutory
       modification or re-enactment thereof for the
       time being in force] read with Schedule XIII
       of the Act and subject to the approvals, permissions
       and sanctions, Mr. Anand G. Mahindra as the
       Managing Director of the Company designated
       as the Vice-Chairman & Managing Director for
       a period of 5 years with effect from 04 APR
       2007 on a salary of INR 4,68,250 per month
       in the scale of INR 4,68,000 to INR 8,00,000
       per month; approve that the perquisites [including
       allowances] payable or allowable and commission
       to Mr. Anand G. Mahindra, Vice-Chairman & Managing
       Director [hereinafter referred to as 'the Appointee']
       as specified; approve that, where in any FY
       during the currency of the tenure of the appointee,
       the Company has no profits or its profits are
       inadequate, the Company may pay to the appointee,
       the above remuneration as the minimum remuneration
       for a period not exceeding 3 years from the
       date of appointment by way of salary, perquisites
       and other allowances and benefits as specified;
       and authorize the Board of Directors of the
       Company [hereinafter referred to as the 'Board'
       which term shall be deemed to include any duly
       authorized Committee thereof, for the time
       being exercising the powers conferred on the
       Board by this Resolution], for the purpose
       of giving effect to this Resolution, to do
       all such acts, deeds, matters and things as
       it may, in its absolute discretion, deem necessary,
       proper or desirable and to settle any questions,
       difficulties or doubts that may arise in this
       regard and further to execute all necessary
       documents, applications, returns and writings
       as may be necessary, proper, desirable or expedient

S.10   Re-appoint Mr. Bharat Doshi and Mr. A.K. Nanda            Mgmt          For                            For
       as the Executive Directors [hereinafter collectively
       referred to as 'the Executive Directors'],
       pursuant to the provisions of Sections 269,198,309,310,311 and all other applicable provisions of the
       Companies Act, 1956 ['the Act'] [including
       any statutory modification or re-enactment
       thereof for the time being in force] read with
       Schedule XIII of the Act and subject to the
       approval of the Central Government, if necessary,
       and such other approvals, permissions and sanctions,
       as may be required, and subject to such conditions
       and modifications, as may be prescribed or
       imposed by any of the authorities in granting
       such approvals, permissions and sanctions,
       for a specified period and on specified terms
       indicated against their respective names; the
       perquisites [including allowances] payable
       or allowable and commission to each of the
       Executive Director as specified; approve, that
       where in any financial year during the currency
       of the tenure of the Executive Directors, the
       Company has no profits or its profits are inadequate,
       the Company may pay to the Executive Directors,
       the above remuneration as the minimum remuneration
       for a period not exceeding 3 years from the
       date of appointment by way of salaries, perquisites
       and other allowances and benefits as specified
       above subject to receipt of the requisite approvals,
       if any. authorize the Board of Directors of
       the Company [hereinafter referred to as the
       'Board' which term shall be deemed to include
       any duly authorized Committee thereof, for
       the time being exercising the powers conferred
       on the Board by this Resolution], for the purpose
       of giving effect to this Resolution, to do
       all such acts, deeds, matters and things as
       it may, in its absolute discretion, deem necessary,
       proper or desirable and to settle any questions,
       difficulties or doubts that may arise in this
       regard and further to execute all necessary
       documents, applications, returns and writings
       as may be necessary, proper, desirable or expedient

11.    Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company, pursuant to Section 94 and
       all other applicable provisions, if any, of
       the Companies Act, 1956, from INR 300,00,00,000
       divided into 27,50,00,000 ordinary [Equity]
       shares of INR 10 each and 25,00,000 unclassified
       shares of INR 100 each to INR 400,00,00,000
       divided into 37,50,00,000 ordinary [Equity]
       shares of INR 10 each and 25,00,000 unclassified
       shares of INR 100 each by the creation of additional
       10,00,00,000 ordinary [Equity] shares of INR
       10 each

12.    Amend Clause 5 of the Memorandum of Association           Mgmt          For                            For
       of the Company, pursuant to Section 16 and
       all other applicable provisions, if any, of
       the Companies Act, 1956, as specified

S.13   Amend Article 3 of the Articles of Association            Mgmt          For                            For
       of the Company, pursuant to Section 31 and
       all other applicable provisions, if any, of
       the Companies Act, 1956 substituted as specified

S.14   Authorize the Board, pursuant to the provisions           Mgmt          For                            For
       of the Securities and Exchange Board of India
       [Employee Stock Option Scheme and Employee
       Stock Purchase Scheme] Guidelines, 1999, and
       notwithstanding anything to the contrary stated
       in this regard in the existing Mahindra & Mahindra
       United Employees Stock Option Scheme [the Scheme],
       to vary, as authorized by the provisions of
       Section 115WKA of the Income-Tax Act, 1961,
       certain terms of the Scheme approved by the
       shareholders at the 54th AGM of the Company
       held on 31 JUL 2000 as Special Resolutions
       at Item Numbers 11 and 12 of the notice dated
       30 MAY 2000 read with Special Resolution at
       Item Number 9 at the 58th AGM of the Company
       held on 28th JUL, 2004, to provide for the
       recovery from the eligible employees, the fringe
       benefit tax in respect of options which are
       granted to or vested or exercised by, the eligible
       employee on or after the 01 APR 2007; and to
       do all such acts, deeds, matters and things
       as it may, in its absolute discretion, deem
       necessary for such purpose and with power on
       behalf of the Company to settle any questions,
       difficulties or doubts that may arise in this
       regard without requiring to secure any further
       consent or approval of the shareholders of
       the Company




--------------------------------------------------------------------------------------------------------------------------
 MEGAWORLD CORPORATION                                                                       Agenda Number:  701506517
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y59481112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  PHY594811127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Call to order                                             Mgmt          For                            For

2.     Approve the proof of notice and determination             Mgmt          For                            For
       of the quorum

3.     Approve the minutes of the previous annual meeting        Mgmt          For                            For

4.     Approve the annual report of the Management               Mgmt          For                            For

5.     Appoint the External Auditors                             Mgmt          For                            For

6.     Ratify the acts and resolutions of the Board              Mgmt          For                            For
       of Directors, Executive Committee and the Management

7.     Elect the Directors                                       Mgmt          For                            For

8.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MJC PROBE INC                                                                               Agenda Number:  701538261
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6131E101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Jun-2008
        ISIN:  TW0006223001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 448857 DUE TO ADDITION OF RESOLUTION. ALL
       VOTES RECEIVED ON THE PREVIOUS MEETING WILL
       BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU

1.1    To report business operation result, financial            Non-Voting
       reports and prospect of FY 2007

1.2    To report the Supervisors review financial reports        Non-Voting
       of FY 2007

1.3    To report the amendment of the Board of Directors         Non-Voting
       Meeting Rules

1.4    To report the issuing domestic 2nd unsecured              Non-Voting
       convertible bonds

1.5    To report the execution status of buying back             Non-Voting
       treasury stocks

2.1    Ratify the financial reports of FY 2007                   Mgmt          For                            For

2.2    Approve to discuss net profit allocation of               Mgmt          For                            For
       FY 2007, cash divided: TWD 2.55 per share

3.1    Approve to discuss issuing new shares stock               Mgmt          For                            For
       dividend: 102/1000

3.2    Amend the Company Articles                                Mgmt          For                            For

4.     Others and extraordinary proposals                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 MULTIMEDIA POLSKA S.A.                                                                      Agenda Number:  701406301
--------------------------------------------------------------------------------------------------------------------------
    Security:  X55908101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  11-Dec-2007
        ISIN:  PLMLMDP00015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE.

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the meeting's Chairman                              Mgmt          For                            For

3.     Approve to prepare the list of attendance                 Mgmt          For                            For

4.     Approve to state if the meeting has been convened         Mgmt          For                            For
       in conformity of regulations and assuming its
       capability to pass valid resolution

5.     Elect the Voting Commission                               Mgmt          For                            For

6.     Approve the agenda                                        Mgmt          For                            For

7.     Authorize the Management Board to purchase and            Mgmt          For                            For
       redeem the Company's shares

8.     Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MULTIMEDIA POLSKA S.A.                                                                      Agenda Number:  701463882
--------------------------------------------------------------------------------------------------------------------------
    Security:  X55908101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  20-Mar-2008
        ISIN:  PLMLMDP00015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the meeting                                    Mgmt          For                            For

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Receive the attendance list                               Mgmt          For                            For

4.     Approve to state if the meeting has been convened         Mgmt          For                            For
       in conformity with regulations and is capable
       to pass valid resolutions

5.     Elect the Voting Commission                               Mgmt          For                            For

6.     Approve the agenda                                        Mgmt          For                            For

7.     Amend the text of the Articles of Association             Mgmt          For                            For

8.     Approve to accept the uniform text of the Articles        Mgmt          For                            For
       of Association

9.     Approve the merger with Przedsiebiorstwo Handlowo         Mgmt          For                            For
       Uslugowe Sotel Sp. Z.O.O. situated in Pruszcz
       Gdanski and Intrel Sp. Z.O.O. situated in Trzebnia

10.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MULTIMEDIA POLSKA S.A.                                                                      Agenda Number:  701628628
--------------------------------------------------------------------------------------------------------------------------
    Security:  X55908101                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  PLMLMDP00015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

1.     Opening of the Meeting                                    Mgmt          For                            For

2.     Elect the Chairman                                        Mgmt          For                            For

3.     Approve to prepare a list of attendance                   Mgmt          For                            For

4.     Approve to state if the meeting has been convened         Mgmt          For                            For
       in conformity of regulations and assuming its
       capability to pass valid resolutions

5.     Elect the Voting Commission                               Mgmt          For                            For

6.     Approve the Agenda                                        Mgmt          For                            For

7.     Approve the Management Boards report on Company's         Mgmt          For                            For
       activity in 2007

8.     Grant discharge the Management Board for 2007             Mgmt          For                            For

9.     Approve the Company's individual financial statement      Mgmt          For                            For
       for 2007

10.    Approve the Capital Groups consolidated financial         Mgmt          For                            For
       statement for 2007

11.    Approve the allocation of profits for 2007                Mgmt          For                            For

12.    Approve the Supervisory Board's report on its             Mgmt          For                            For
       Supervisory activities in 2007

13.    Grant discharge the Supervisory Board for 2007            Mgmt          For                            For

14.    Elect the Supervisory Board's New Members for             Mgmt          For                            For
       New Term

15.    Approve the merger of Multimedia Polska S.A.              Mgmt          For                            For
       seated in Gdynia, as the taking over Company
       with Zicom S.P. Z O.O. seated in Tarnow, as
       the taken over Company, through transferring
       of the whole capital of Zicom S.P. Z O.O. seated
       in Tarnow, as the taken over Company to Multimedia
       Polska S.A. seated in Gdynia, as the taking
       over Company

16.    Closing of the meeting                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 NASPERS LTD                                                                                 Agenda Number:  701337772
--------------------------------------------------------------------------------------------------------------------------
    Security:  S5340H118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  24-Aug-2007
        ISIN:  ZAE000015889
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Approve to accept the financial statements of             Mgmt          For                            For
       the Company and the Group for the 12 months
       ended 31 MAR 2007 and the reports of the Directors
       and the Auditor

O.2    Approve to confirm the dividends in relation              Mgmt          For                            For
       to the N ordinary and A ordinary shares of
       the Company

O.3    Approve the remuneration of the Non-Executive             Mgmt          For                            For
       Directors for the YE 31 MAR 2007

O.4    Re-appoint PricewaterhouseCoopers Inc. as the             Mgmt          For                            For
       Auditor for the period until the conclusion
       of the next AGM of the Company

O.5    Ratify the appointment of Professor H.S.S. Willemse       Mgmt          For                            For
       in to the Board

O.6.1  Re-elect Mr. T. Vosloo as a Director, who retire          Mgmt          For                            For
       by rotation

O.6.2  Re-elect Mr. N.P. van Heerden as a Director,              Mgmt          For                            For
       who retire by rotation

O.6.3  Re-elect Mr. L.N. Jonker as a Director, who               Mgmt          For                            For
       retire by rotation

O.7    Approve to place the authorized but unissued              Mgmt          For                            For
       share capital of the Company under the control
       of the Directors and to grant, until the conclusion
       of the next AGM of the Company, authorize the
       Directors to allot and issue in their discretion
       (but subject to the provisions of Section 221
       of the Companies Act, No 61 of 1973, as amended
       (the Act), and the requirements of JSE Limited
       (the JSE) and any other exchange on which the
       shares of the Company may be quoted or listed
       from time to time) the unissued shares of the
       Company on such terms and conditions and to
       such persons, whether they be shareholders
       or not, as the Directors in their discretion
       deem fit

O.8    Authorize the Directors to issue unissued shares          Mgmt          For                            For
       of a class of shares already in issue in the
       capital of the Company for cash as and when
       the opportunity arises, subject to the requirements
       of the JSE, including the following: that a
       paid press announcement giving full details,
       including the impact on the net asset value
       and earnings per share, will be published at
       the time of any issue representing on a cumulative
       basis within one year, 5% or more of the number
       of shares of that class in issue prior to the
       issue; the aggregate issue of any particular
       class of shares in any financial year will
       not exceed 5% of the issued number of that
       class of shares (including securities which
       are compulsory convertible into shares of that
       class); that in determining the price at which
       an issue of shares will be made in terms of
       this authority, the maximum discount at which
       the shares may be issued is 10% of the weighted
       average traded price of the shares in question,
       as determined over the 30 business days prior
       to the date that the price of the issue is
       determined; and that the shares will only be
       issued to public shareholders as defined in
       the Listings Requirements of the JSE, and not
       to related parties; [Authority expires the
       earlier of the next AGM of the Company or beyond
       15 months from the date of the meeting]

S.1    Authorize the Company or any of its subsidiaries          Mgmt          For                            For
       to acquire N ordinary shares issued by the
       Company, in terms of and Subject to sections
       85(2), 85(3) and 89 of the Companies Act, No
       61 of 1973 as amended, and in terms of the
       rules and requirements of the JSE being that:
       any such acquisition of N ordinary shares shall
       be effected through the order book operated
       by the JSE trading system and done without
       any prior understanding or arrangement; an
       announcement will be published as soon as the
       Company or any of its subsidiaries has acquired
       N ordinary shares constituting, on a cumulative
       basis, 3% of the number of N ordinary shares
       in issue prior to the acquisition pursuant
       to which the afore said 3% threshold is reached,
       and for each 3% in aggregate acquire there
       after, containing full details of such acquisitions;
       acquisitions of N ordinary shares in aggregate
       in any one financial year may not exceed 20%
       of the Company's N ordinary issued share capital
       as at the date of passing of this resolution;
       in determining the price at which N ordinary
       shares issued by the Company are acquired by
       it or any of its subsidiaries in terms of this
       general authority, the maximum premium at which
       such N ordinary shares may be acquired will
       be 10% of the weighted average of the market
       value at which such N ordinary shares are traded
       on the JSE as determined over the 5 business
       days immediately preceding the date of repurchase
       of such N ordinary shares by the Company or
       any of its subsidiaries; the Company has been
       given authority by its Articles of Association;
       at any point the Company may only appoint 1
       agent to effect any purchase on the Company's
       behalf; the Company's sponsor must confirm
       the adequacy of the Company's working capital
       for purposes of undertaking the repurchase
       of N ordinary share in writing to the JSE before
       entering the market to proceed with the repurchase;
       the Company remaining in compliance with the
       minimum shareholders spread requirements of
       the JSE Listing Requirements and the Company
       and/or its subsidiaries not purchasing any
       N ordinary shares during a prohibited period
       as defined by the JSE Listing requirements;
       [Authority expires the earlier of the Company's
       next AGM or 15 months from the date of passing
       of this resolution]

S.2    Authorize the Company or its subsidiaries by              Mgmt          For                            For
       way of a general authority, to acquire A ordinary
       shares issued by the Company, in terms of and
       subject to Sections 85(2), 85(3) and 89 of
       the Companies Act, No 61 of 1973, as amended

O.9    Authorize each of the Directors of the Company            Mgmt          For                            For
       to do all things, perform all acts and sign
       all documents necessary to effect the implementation
       of the ordinary and special resolutions adopted
       at this AGM

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932923685
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      APPROVE THE ANNUAL REPORT OF OAO GAZPROM FOR              Mgmt          For
       2007.

B      APPROVE THE ANNUAL ACCOUNTING STATEMENTS, INCLUDING       Mgmt          For
       THE PROFIT AND LOSS REPORT OF THE COMPANY BASED
       ON THE RESULTS OF 2007.

C      APPROVE THE DISTRIBUTION OF PROFIT OF THE COMPANY         Mgmt          For
       BASED ON THE RESULTS OF 2007.

D      APPROVE THE AMOUNT OF, TIME PERIOD AND FORM               Mgmt          For
       OF PAYMENT OF ANNUAL DIVIDENDS ON THE COMPANY'S
       SHARES THAT HAVE BEEN PROPOSED BY THE BOARD
       OF DIRECTORS OF THE COMPANY.

E      APPROVE CLOSED JOINT STOCK COMPANY PRICEWATERHOUSECOOPERS Mgmt          For
       AUDIT AS THE COMPANY'S EXTERNAL AUDITOR.

F      PAY REMUNERATION TO MEMBERS OF THE BOARD OF               Mgmt          For
       DIRECTORS AND AUDIT COMMISSION OF THE COMPANY
       IN THE AMOUNTS RECOMMENDED BY THE BOARD OF
       DIRECTORS OF THE COMPANY.

G      APPROVE THE AMENDMENTS TO THE CHARTER OF OAO              Mgmt          For
       GAZPROM.

H      APPROVE THE AMENDMENTS TO THE REGULATION ON               Mgmt          For
       THE GENERAL SHAREHOLDERS' MEETING OF OAO GAZPROM.

I      APPROVE THE AMENDMENTS TO THE REGULATION ON               Mgmt          For
       THE BOARD OF DIRECTORS OF OAO GAZPROM.

J      APPROVE THE AMENDMENT TO THE REGULATION ON THE            Mgmt          For
       MANAGEMENT COMMITTEE OF OAO GAZPROM.

K      IN ACCORDANCE WITH ARTICLES 77 AND 83 OF THE              Mgmt          For
       FEDERAL LAW "ON JOINT STOCK COMPANIES," DETERMINE
       THAT, ON THE BASIS OF THE MARKET VALUE AS CALCULATED
       BY ZAO MEZHDUNARODNYI BIZNES TSENTR: KONSULTATSII,
       INVESTITSII, OTSENKA (CJSC INTERNATIONAL BUSINESS
       CENTER: CONSULTATIONS, INVESTMENTS, VALUATION),
       THE PRICE FOR SERVICES TO BE ACQUIRED BY OAO
       GAZPROM PURSUANT TO AN AGREEMENT ON INSURING
       THE LIABILITY OF MEMBERS OF THE BOARD OF DIRECTORS
       AND MANAGEMENT COMMITTEE OF OAO GAZPROM SHOULD
       AMOUNT TO THE EQUIVALENT IN RUBLES OF 3.5 MILLION
       U.S. DOLLARS.

L1     PROPOSAL 12.1                                             Mgmt          For

L2     PROPOSAL 12.2                                             Mgmt          For

L3     PROPOSAL 12.3                                             Mgmt          For

L4     PROPOSAL 12.4                                             Mgmt          For

L5     PROPOSAL 12.5                                             Mgmt          For

L6     PROPOSAL 12.6                                             Mgmt          For

L7     PROPOSAL 12.7                                             Mgmt          For

L8     PROPOSAL 12.8                                             Mgmt          Take No Action

L9     PROPOSAL 12.9                                             Mgmt          For

L10    PROPOSAL 12.10                                            Mgmt          For

L11    PROPOSAL 12.11                                            Mgmt          For

L12    PROPOSAL 12.12                                            Mgmt          For

L13    PROPOSAL 12.13                                            Mgmt          For

L14    PROPOSAL 12.14                                            Mgmt          For

L15    PROPOSAL 12.15                                            Mgmt          For

L16    PROPOSAL 12.16                                            Mgmt          For

L17    PROPOSAL 12.17                                            Mgmt          For

L18    PROPOSAL 12.18                                            Mgmt          For

L19    PROPOSAL 12.19                                            Mgmt          For

L20    PROPOSAL 12.20                                            Mgmt          For

L21    PROPOSAL 12.21                                            Mgmt          For

L22    PROPOSAL 12.22                                            Mgmt          For

L23    PROPOSAL 12.23                                            Mgmt          For

L24    PROPOSAL 12.24                                            Mgmt          For

L25    PROPOSAL 12.25                                            Mgmt          For

L26    PROPOSAL 12.26                                            Mgmt          For

L27    PROPOSAL 12.27                                            Mgmt          For

L28    PROPOSAL 12.28                                            Mgmt          For

L29    PROPOSAL 12.29                                            Mgmt          For

L30    PROPOSAL 12.30                                            Mgmt          For

L31    PROPOSAL 12.31                                            Mgmt          For

L32    PROPOSAL 12.32                                            Mgmt          For

L33    PROPOSAL 12.33                                            Mgmt          For

L34    PROPOSAL 12.34                                            Mgmt          For

L35    PROPOSAL 12.35                                            Mgmt          For

L36    PROPOSAL 12.36                                            Mgmt          For

L37    PROPOSAL 12.37                                            Mgmt          For

L38    PROPOSAL 12.38                                            Mgmt          For

L39    PROPOSAL 12.39                                            Mgmt          For

L40    PROPOSAL 12.40                                            Mgmt          For

L41    PROPOSAL 12.41                                            Mgmt          For

L42    PROPOSAL 12.42                                            Mgmt          For

L43    PROPOSAL 12.43                                            Mgmt          For

L44    PROPOSAL 12.44                                            Mgmt          For

L45    PROPOSAL 12.45                                            Mgmt          For

L46    PROPOSAL 12.46                                            Mgmt          For

L47    PROPOSAL 12.47                                            Mgmt          For

L48    PROPOSAL 12.48                                            Mgmt          For

L49    PROPOSAL 12.49                                            Mgmt          For

L50    PROPOSAL 12.50                                            Mgmt          For

L51    PROPOSAL 12.51                                            Mgmt          For

L52    PROPOSAL 12.52                                            Mgmt          For

L53    PROPOSAL 12.53                                            Mgmt          For

L54    PROPOSAL 12.54                                            Mgmt          For

L55    PROPOSAL 12.55                                            Mgmt          For

L56    PROPOSAL 12.56                                            Mgmt          For

L57    PROPOSAL 12.57                                            Mgmt          For

L58    PROPOSAL 12.58                                            Mgmt          For

L59    PROPOSAL 12.59                                            Mgmt          For

L60    PROPOSAL 12.60                                            Mgmt          For

L61    PROPOSAL 12.61                                            Mgmt          For

L62    PROPOSAL 12.62                                            Mgmt          For

L63    PROPOSAL 12.63                                            Mgmt          For

L64    PROPOSAL 12.64                                            Mgmt          For

L65    PROPOSAL 12.65                                            Mgmt          For

L66    PROPOSAL 12.66                                            Mgmt          For

L67    PROPOSAL 12.67                                            Mgmt          For

L68    PROPOSAL 12.68                                            Mgmt          Abstain

L69    PROPOSAL 12.69                                            Mgmt          Abstain

L70    PROPOSAL 12.70                                            Mgmt          Abstain

L71    PROPOSAL 12.71                                            Mgmt          For

L72    PROPOSAL 12.72                                            Mgmt          For

L73    PROPOSAL 12.73                                            Mgmt          Take No Action

L74    PROPOSAL 12.74                                            Mgmt          For

L75    PROPOSAL 12.75                                            Mgmt          For

L76    PROPOSAL 12.76                                            Mgmt          For

N1     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ARKHIPOV DMITRY ALEXANDROVICH

N2     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ASKINADZE DENIS ARKADIEVICH

N3     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       BIKULOV VADIM KASYMOVICH

N4     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       ISHUTIN RAFAEL VLADIMIROVICH

N5     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       KOBZEV ANDREY NIKOLAEVICH

N6     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       LOBANOVA NINA VLADISLAVOVNA

N7     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       LOGUNOV DMITRY SERGEEVICH

N8     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       MIKHAILOVA SVETLANA SERGEEVNA

N9     ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       NOSOV YURY STANISLAVOVICHIROVNA

N10    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       OSELEDKO VIKTORIYA VLADIMIROVNA

N11    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       FOMIN ANDREY SERGEEVICH

N12    ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM:          Mgmt          For
       SHUBIN YURY IVANOVICH




--------------------------------------------------------------------------------------------------------------------------
 OAO GAZPROM                                                                                 Agenda Number:  932935995
--------------------------------------------------------------------------------------------------------------------------
    Security:  368287207                                                             Meeting Type:  Annual
      Ticker:  OGZPY                                                                 Meeting Date:  27-Jun-2008
        ISIN:  US3682872078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

M1     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       AKIMOV ANDREI IGORIEVICH

M2     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       ANANENKOV ALEXANDER GEORGIEVICH

M3     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       BERGMANN BURCKHARD

M4     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       GAZIZULLIN FARIT RAFIKOVICH

M5     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       DEMENTIEV ANDREI VLADIMIROVICH

M6     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       ZUBKOV VIKTOR ALEXEEVICH

M7     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       KARPEL ELENA EVGENIEVNA

M8     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       MEDVEDEV YURIY MITROPHANOVICH

M9     ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       MILLER ALEXEY BORISOVICH

M10    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       NABIULLINA ELVIRA SAKHIPZADOVNA

M11    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       NIKOLAEV VIKTOR VASILIEVICH

M12    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       POTYOMKIN ALEXANDER IVANOVICH

M13    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       SEREDA MIKHAIL LEONIDOVICH

M14    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       FEODOROV BORIS GRIGORIEVICH

M15    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       FORESMAN ROBERT MARK

M16    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       KHRISTENKO VIKTOR BORISOVICH

M17    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       SHOKHIN ALEXANDER NIKOLAEVICH

M18    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       YUSUFOV IGOR KHANUKOVICH

M19    ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM:        Mgmt          No vote
       YASIN EVGENIY GRIGORIEVICH




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932904798
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  26-Jun-2008
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVE ANNUAL REPORT FOR 2007 AND ANNUAL FINANCIAL       Mgmt          For                            For
       STATEMENTS, INCLUDING THE INCOME STATEMENTS
       AND DISTRIBUTION OF PROFITS.

3A     ELECTION OF AUDIT COMMISSION: IVANOVA, LYUBOV             Mgmt          For                            For
       GAVRILOVNA

3B     ELECTION OF AUDIT COMMISSION: KONDRATIEV, PAVEL           Mgmt          For                            For
       GENNADIEVICH

3C     ELECTION OF AUDIT COMMISSION: NIKITENKO, VLADIMIR         Mgmt          For                            For
       NIKOLAEVICH

04     PAY REMUNERATION AND REIMBURSE EXPENSES TO MEMBERS        Mgmt          For                            For
       OF BOARD OF DIRECTORS AND AUDIT COMMISSION
       OF OAO "LUKOIL" AND TO ESTABLISH REMUNERATION
       FOR NEWLY ELECTED MEMBERS OF BOARD OF DIRECTORS
       AND AUDIT COMMISSION ACCORDING TO COMMISSION
       OF OAO "LUKOIL".

05     TO APPROVE THE INDEPENDENT AUDITOR OF OAO "LUKOIL"        Mgmt          For                            For
       - CLOSED JOINT STOCK COMPANY KPMG.

6A     SHAREHOLDER LOAN AGREEMENT BETWEEN OAO "LUKOIL"           Mgmt          For                            For
       (LENDER) AND OOO NARYANMARNEFTEGAZ (BORROWER).

6B     PROVISION OF A LOAN BY OAO "LUKOIL" (LENDER)              Mgmt          For                            For
       TO OAO YUGK TGC-8 (BORROWER).

6C     RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER)              Mgmt          For                            For
       FROM OAO YUGK TGC-8 (LENDER).

6D     RECEIPT OF A LOAN BY OAO "LUKOIL" (BORROWER)              Mgmt          For                            For
       FROM OAO YUGK TGC-8 (LENDER).

6E     POLICY (CONTRACT) ON INSURING THE LIABILITY               Mgmt          For                            For
       OF DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN
       OAO "LUKOIL" (POLICYHOLDER) AND OAO KAPITAL
       STRAKHOVANIE (INSURER).




--------------------------------------------------------------------------------------------------------------------------
 OIL CO LUKOIL                                                                               Agenda Number:  932935882
--------------------------------------------------------------------------------------------------------------------------
    Security:  677862104                                                             Meeting Type:  Annual
      Ticker:  LUKOY                                                                 Meeting Date:  26-Jun-2008
        ISIN:  US6778621044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2A     ELECTION OF DIRECTOR: ALEKPEROV, VAGIT YUSUFOVICH         Mgmt          No vote

2B     ELECTION OF DIRECTOR: BELIKOV, IGOR VYACHESLAVOVICH       Mgmt          No vote

2C     ELECTION OF DIRECTOR: WALLETTE (JR), DONALD               Mgmt          No vote
       EVERT

2D     ELECTION OF DIRECTOR: GRAYFER, VALERY ISAAKOVICH          Mgmt          No vote

2E     ELECTION OF DIRECTOR: KUTAFIN, OLEG EMELYANOVICH          Mgmt          No vote

2F     ELECTION OF DIRECTOR: KOSTIN, ANDREY LEONIDOVICH          Mgmt          No vote

2G     ELECTION OF DIRECTOR: MAGANOV, RAVIL ULFATOVICH           Mgmt          No vote

2H     ELECTION OF DIRECTOR: MATZKE, RICHARD HERMAN              Mgmt          No vote

2I     ELECTION OF DIRECTOR: MIKHAILOV, SERGEI ANATOLIEVICH      Mgmt          No vote

2J     ELECTION OF DIRECTOR: TSVETKOV, NIKOLAI ALEXANDROVICH     Mgmt          No vote

2K     ELECTION OF DIRECTOR: SHERKUNOV, IGOR VLADIMIROVICH       Mgmt          No vote

2L     ELECTION OF DIRECTOR: SHOKHIN, ALEXANDER NIKOLAEVICH      Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 OTP BANK PLC, BUDAPEST                                                                      Agenda Number:  701498936
--------------------------------------------------------------------------------------------------------------------------
    Security:  X60746181                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  HU0000061726
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Receive the financial report of the Company               Mgmt          For                            For
       on 2007 in accordance with the Accounting Law
       [non consolidated report of OTP Bank according
       to the Hungarian accounting standards and the
       IFRS based consolidated report], a proposal
       for distribution of after tax profit of the
       bank; the 2007 business report of the Board
       of Directors, financial statements of OTP Bank
       Plc on 2007, proposal for the distribution
       of the 2007 profit after tax of OTP Bank Plc;
       report of the Supervisory Board on 2007 financial
       reports and for distribution of after tax profit
       of the Bank; report of the Audit Committee
       on 2007 financial reports and for distribution
       of after tax profit of the bank; and the report
       of the Auditor on the results of the Audit
       of the 2007 financial reports

2.     Approve the report on the Corporate Governance            Mgmt          For                            For

3.     Approve the assessment of the performance of              Mgmt          For                            For
       the Management in 2007, decision on its indemnity

4.     Receive the report of the Board of Directors              Mgmt          For                            For
       on the Banks Business Policy for 2008

5.     Elect the Company's Auditor and approve the               Mgmt          For                            For
       appointment of the official responsible for
       auditing

6.     Amend the points 1, 4, 6, 8, 9, 13 and 11/A               Mgmt          For                            For
       of the By-Laws

7.     Elect the Members of the Board of Directors               Mgmt          For                            For

8.     Elect the Members of the Supervisory Board                Mgmt          For                            For

9.     Elect the Members of the Audit Committee                  Mgmt          For                            For

10.    Approve to establish the remuneration of the              Mgmt          For                            For
       Members of the Board of Directors, the Supervisory
       Board and the Audit Committee

11.    Approve the sale of OTP Garancia Insurance Ltd,           Mgmt          For                            For
       and decision on a Management Incentive Scheme
       related to the deal

12.    Amend the Incentive Programme of the Management           Mgmt          For                            For
       for the year from 2006 to 2010

13.    Authorize the Board of Directors to the acquisition       Mgmt          For                            For
       of own shares




--------------------------------------------------------------------------------------------------------------------------
 PANACEA BIOTEC LTD                                                                          Agenda Number:  701355578
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y6695F130                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Sep-2007
        ISIN:  INE922B01023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive, and adopt the audited balance sheet              Mgmt          For                            For
       as at 31 MAR 2007 and the profit and loss account
       for the YE on that date and the reports of
       the Directors and the Auditors thereon

2.     Declare a dividend on preference shares as well           Mgmt          For                            For
       as on equity shares of the Company

3.     Re-appoint Mr. M.L. Kalra as a Director, who              Mgmt          For                            For
       retires by rotation

4.     Re-appoint Mr. K.M. Lal as a Director, who retires        Mgmt          For                            For
       by rotation

5.     Re-appoint Mr. Gurmeet Singh as a Director,               Mgmt          For                            For
       who retires by rotation

6.     Appoint M/s. S.R. Batlibai & Co., Chartered               Mgmt          For                            For
       Accountants, as the Statutory Auditors to hold
       office until the conclusion of the next AGM
       and approve to fix their remuneration

7.     Approve: pursuant to the provisions of Section            Mgmt          For                            For
       198, 309, 310 and other applicable provisions,
       if any, of the Companies Act, 1956, [including
       any statutory modification(s) or re-enactment
       thereof for the time being in force] [hereinafter
       referred to as the Act] pursuant to Article
       115 of the Articles of Association of the Company,
       the change in terms of remuneration payable
       to Mr. Sumit Jain, Whole-time Director designated
       as Director [Operations and Projects] of the
       Company and the remuneration as specified,
       be paid to him for the remainder of the tenure
       of his term with effect from 01 APR 2007 and
       the prequisities and allowances payable to
       Mr. Sumit Jain shall remain the same as approved
       by the shareholders in their AGM held on 20
       AUG 2005; the remuneration payable to all the
       Directors on the Board including the above
       said Director] during' any year, shall not
       exceed the amount as may be payable as per
       the limits prescribed under Section 198 and
       309 of the Act and in case the aggregate of
       the total remuneration payable to all the Directors
       exceeds the above limits, the amount payable
       to all the Managing/Joint Managing Director/Whole-time
       Directors [including the above said Director]
       shall be reduced to the amount permissible
       as per the said limits and in such event the
       remuneration payable to such Directors shall
       be reduced proportionately unless otherwise
       decided by the Board of Directors; and authorize
       the Directors and Secretary of the Company
       severally to do all such acts deeds and things
       as may be necessary to give effect to the resolution

8.     Approve, pursuant to the provisions of Section            Mgmt          For                            For
       198, 309, 310 and other applicable provisions,
       if any, of the Companies Act, 1956, [including
       any statutory modification(s) or re-enactment
       thereof for the time being in force] [hereinafter
       referred to as the Act] read with Schedule
       XIII to the Act, the increase in remuneration
       payable to Mr. Mr. Soshil Kumar Jain, Whole-time
       Director designated as Chairman, Mr. Ravinder
       Jain, Managing Director, Mr. Rajesh Jain, Joint
       Managing Director and Mr. Sandeep Jain, Joint
       Managing Director of the Company, by way of
       payment of commission @ 2% each of the profits
       of the Company for the year 2006-07, computed
       in the manner laid down in section 349 and
       350 of the Companies Act, 1956, over and above
       the remuneration payable to each one of them
       as per the approval of Shareholders in their
       AGM held on 30 SEP 2006; and authorize the
       Managing/Joint Managing Directors, Whole-time
       Directors and Secretary of the Company to do
       all such acts, deeds and things and to sign
       all such documents, papers and writings as
       may be necessary to give effect to the resolution

9.     Approve, pursuant to the provisions of Section            Mgmt          For                            For
       198, 269, 309, 310 and other applicable provisions.
       if any, of the Companies Act, 1956 [including
       any statutory modification(s) or re-enactment
       thereof for the time being in force] [hereinafter
       referred to as the Act], read with Schedule
       XIII to the Act, the increase in remuneration
       payable to Mr. Soshil Kumar Jain, Whole-time
       Director designated as Chairman, Mr. Ravinder
       Jain, Managing Director, Mr. Rajesh Jain, Joint
       Managing Director and Mr. Sandeep Jain, Joint
       Managing Director of the Company, by way of
       payment of commission @ up to 2% each of the
       profits of the company for the year 2007-08
       onwards, computed in the manner laid down in
       Section 349 and 350 of the Companies Act, 1956,as
       may be decided by the Board from time to time,
       over and above the remuneration payable to
       each one of them as per the approval of Shareholders
       in their AGM held on 30 SEP 2006; and authorize
       the ManagingIJoint Managing Directors, Whole-time
       Directors and Secretary of the Company to do
       all such acts, deeds and things and to sign
       all such documents, papers and writings as
       may be necessary to give effect to the resolution

S.10   Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       314 and other applicable provisions, if any,
       of the Companies Act, 1956 [including any statutory
       modifications] or re-enactment thereof for
       the time being in force] and subject to the
       approval of Central Government, Mr. Shagun
       Jain [son-in-law of Mr. Ravinder Jain, Managing
       Director of the Company], who is presently
       acting as Manager Systems] of the Company,
       to hold an office of profit under the Company
       as Deputy General Manager Systems and the remuneration
       as specified, be paid to him with effect from
       01 APR 2007; and pending the approval from
       Central Government as above, the remuneration
       be paid to Mr. Shagun Jain as per the terms
       of remuneration approved by the shareholders
       in their AGM held on 30 SEP 2006 and the arrears
       for the intervening period [i.e. from 01 APR
       2007 to till the date of such approval] be
       paid along with the salary paid during the
       month succeeding the month in which the approval
       of Central Government is obtained; the remuneration
       payable to Mr. Shagun Jain as aforesaid would
       be subject to such modifications as the Central
       Government may suggest or require while granting
       its approval and which may be acceptable to
       Mr. Shagun Jain and are not less favourable
       to the Company; and authorize the Managing/Joint
       Managing Directors, Whole-time Directors and
       Secretary of the Company to file necessary
       returns with applicable authorities, to obtain
       necessary approvals and to do all such acts,
       deeds and things and to sign all such documents,
       papers and writings as may be necessary to
       give effect to the resolution

S.11   Appoint, pursuant to the provisions of Section            Mgmt          For                            For
       314 and other applicable provisions, if any,
       of the Companies Act, 1956 [including any statutory
       modification(s) or re-enactment thereof for
       the time being in force] and subject to the
       approval of Central Government, Ms. Radhika
       Jain, aged about 22 years who is the grand-daughter,
       daughter and sister, respectively of Mr. Soshil
       Kumar Jain, Chairman, Mr. Ravinder Jain, Managing
       Director and Mr. Sumit Jain, Whole-time Director
       and also related to Mr. Rajesh Jain, Joint
       Managing Director and Mr. Sandeep Jain, Joint
       Managing Director of the Company, who is presently
       acting as the Scientific Officer and to hold
       an office of profit under the Company as Sr.
       Manager and the remuneration as specified,
       be paid to her with effect from 01 APR 2007;
       and pending the approval from Central Government
       as above, the remuneration be paid to Ms. Radhika
       Jain as per the terms of remuneration approved
       by the shareholders in their AGM held on 30
       SEP 2006 and the arrears for the intervening
       period [i.e. from 01 APR 2007 to till the date
       of such approval] be paid along with the salary
       paid during the month succeeding the month
       in which the approval of Central Government,
       is obtained; and the remuneration payable to
       Ms. Radhika Jain as aforesaid would be subject
       to such modifications as the Central Government
       may suggest or require ,while granting their
       approval and which may be acceptable to Ms.
       Radhika Jain and are not less favourable to
       the Company; and authorize the Managing/Joint
       Managing Directors, Whole-time Directors and
       Secretary of the Company to file necessary
       returns with applicable authorities, to obtain
       necessary approvals and to do all such acts,
       deeds and things and to sign all such documents,
       papers and writings as may be necessary to
       give effect to the above resolution

S.12   Approve, pursuant to the provisions of Section            Mgmt          Abstain                        Against
       314 and other applicable provisions, if any,
       of the Companies Act, 1956 [including any statutory
       modification(s) or re-enactment thereof for
       the time being in force], the payment of the
       specified remuneration to Ms. Shilpy Jain [who
       is wife of Mr. Sumit Jain, Director [Operations
       and Projects] and related to Mr. Soshil Kumar
       Jain, Chairman, Mr. Ravinder Jain, Managing
       Director, Mr. Rajesh Jain, Joint Managing Director
       and Mr. Sandeep Jain, Joint Managing




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932782332
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  29-Oct-2007
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RATIFICATION OF THE "SHARE PURCHASE & SALE AGREEMENT",    Mgmt          For                            For
       DATED AUGUST 03 2007, SIGNED BETWEEN THE INDIRECT
       CONTROLLING SHAREHOLDERS OF SUZANO PETROQUIMICA
       S.A., AS THE SELLERS, AND PETROBRAS, AS THE
       BUYER, TOGETHER WITH THE RESPECTIVE PERTINENT
       DOCUMENTS; ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932828087
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  24-Mar-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 28, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY PRAMOA PARTICIPACOES
       S.A., AS THE ACQUIRED COMPANY, TOGETHER WITH
       THE RESPECTIVE PERTINENT DOCUMENTS, AND WITH
       PRAMOA PARTICIPACOES S.A.'S INCORPORATION OPERATION
       APPROVAL.

1B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE PRAMOA
       PARTICIPACOES S.A. INCORPORATION OPERATION,
       UNDER THE TERMS OF 1 AND 3 OF ART. 227, LAW
       NO. 6.404/76.

2A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 29, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY UPB S.A.,
       AS THE ACQUIRED COMPANY, TOGETHER WITH THE
       RESPECTIVE PERTINENT DOCUMENTS, AND WITH UPB
       S.A.'S INCORPORATION OPERATION APPROVAL.

2B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE UPB S.A.
       INCORPORATION OPERATION, UNDER THE TERMS OF
       1 AND 3 OF ART. 227, LAW NO. 6.404/76.

03     SPLIT OF THE SHARES THAT REPRESENT THE CAPITAL            Mgmt          For                            For
       STOCK.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932839737
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  04-Apr-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT AND FINANCIAL STATEMENTS,               Mgmt          For                            For
       TOGETHER WITH THE AUDIT COMMITTEE'S REPORT
       FOR THE FISCAL YEAR ENDING ON DECEMBER 31,
       2007.

O2     2008 FISCAL YEAR CAPITAL BUDGET.                          Mgmt          For                            For

O3     2007 FISCAL YEAR RESULT APPROPRIATION.                    Mgmt          For                            For

O4     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          For                            For

O5     ELECTION OF THE PRESIDENT OF THE BOARD OF DIRECTORS.      Mgmt          For                            For

O6     ELECTION OF THE MEMBERS OF THE AUDIT COMMITTEE            Mgmt          For                            For
       AND THEIR RESPECTIVE SUBSTITUTES.

O7     DETERMINATION OF THE MANAGERS' WAGES, INCLUDING           Mgmt          For                            For
       THEIR PROFIT PARTICIPATION, PURSUANT TO ARTICLES
       41 AND 56 OF THE ARTICLES OF INCORPORATION,
       AS WELL AS THAT OF THE FULL MEMBERS OF THE
       AUDIT COMMITTEE.

E1     CAPITAL STOCK INCREASE VIA THE INCORPORATION              Mgmt          For                            For
       OF PART OF THE CAPITAL RESERVES AND OF PROFIT
       RESERVES, FOR A TOTAL OF R$26,323 MILLION,
       INCREASING THE CAPITAL STOCK FROM R$52,644
       MILLION TO R$78,967 MILLION, WITHOUT CHANGING
       THE NUMBER OF ORDINARY AND PREFERRED SHARES,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932915563
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE DISPOSAL OF THE CONTROL OF THE             Mgmt          For                            For
       SUBSIDIARY OF PETROBRAS, DAPEAN PARTICIPACOES
       S.A., BY MEANS OF THE MERGER INTO THIS COMPANY
       OF FASCIATUS PARTICIPACOES S.A., A TRANSACTION
       INSERTED IN THE SPHERE OF THE INVESTMENT AGREEMENT
       ENTERED INTO AMONG PETROBRAS, PETROBRAS QUIMICA
       S.A. - PETROQUISA AND UNIPAR-UNIAO DE INDUSTRIAS
       PETROQUIMICAS S.A., FOR THE CREATION OF A PETROCHEMICAL
       COMPANY, ACCORDING TO A MATERIAL FACT OF NOVEMBER
       30, 2007.




--------------------------------------------------------------------------------------------------------------------------
 PROACTIVE TECHNOLOGY HOLDINGS LTD                                                           Agenda Number:  701330879
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7247K114                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  09-Aug-2007
        ISIN:  BMG7247K1146
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize the Directors of the Company [the               Mgmt          For                            For
       Directors], pursuant to the Rules [the GEM
       Listing Rules] Governing the Listing of Securities
       on The Growth Enterprise Market [GEM] of The
       Stock Exchange of Hong Kong Limited [the Stock
       Exchange], during the Relevant Period [as specified],
       to allot, issue and deal with unissued shares
       of HKD 0.001 each [the Shares] in the share
       capital of the Company and to make or grant
       offers, agreements and options, including warrants
       to subscribe for Shares, which might require
       the exercise of such powers, not exceeding
       20% of the aggregate nominal amount of the
       issued share capital of the Company otherwise
       than pursuant to: i) a rights issue; or ii)
       the exercise of any options granted under the
       share option scheme of the Company ; or iii)
       scrip dividend or similar arrangements providing
       for the allotment and issue of Shares in lieu
       of the whole or part of a dividend on Shares
       in accordance with the bye-laws [the 'Bye-Laws']
       of the Company in force from time to time;
       or iv) any issue of Shares upon the exercise
       of rights of subscription or conversion under
       the terms of any warrants of the Company or
       any securities which are convertible into Shares;
       the nominal amount of any share capital of
       the Company repurchased by the Company subsequent
       to the passing of this resolution [up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue on the date of the passing
       of such resolution]; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM is to be held by
       Law or the Bye-Laws of the Company]

2.     Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       No. 1 above, to revoke and replace the mandate
       granted to the Directors at the AGM to extend
       the general mandate to allot and issue Shares
       to Shares repurchased by the Company and authorize
       the Directors to exercise the authority referred
       and in respect of the share capital of the
       Company referred to in Resolution 1 above




--------------------------------------------------------------------------------------------------------------------------
 PT ASTRA INTERNATIONAL TBK                                                                  Agenda Number:  701580258
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7117N149                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  ID1000057607
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report and ratify the financial        Mgmt          For                            For
       report of the Company for the book year 2007

2.     Approve to determine the appropriation of the             Mgmt          For                            For
       Company's profit for the book year 2007

3.a    Appoint the Members of the Board of Directors             Mgmt          For                            For
       of the Company

3.b    Appoint the Members of the Board of Commissioners         Mgmt          For                            For
       of the Company

3.c    Approve to determine the salary and benefit               Mgmt          For                            For
       for the Members of the Board of Directors of
       the Company

3.d    Approve to determine the honorarium and/or benefit        Mgmt          For                            For
       for the Members of the Board of Commissioner
       of the Company

4.     Appoint the Public Accountant whom will conduct           Mgmt          For                            For
       the audit of the Company's financial statement
       for the book year 2008

5.     Approve the amendment of the Company's Articles           Mgmt          For                            For
       of Association to be adjusted to the provisions
       of Law No. 40 year 2007 regarding Limited Liability
       Company




--------------------------------------------------------------------------------------------------------------------------
 PT MITRA ADIPERKASA TBK                                                                     Agenda Number:  701639974
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y71299104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  ID1000099807
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN MIX MEETING. THANK            Non-Voting
       YOU

A.1.a  Approve the annual report, financial statement            Mgmt          No vote
       and Acquit Et De Charge for the Members Board
       of Director and Commissioners Company for the
       book years 2007

A.1.b  Approve the appointment of profit allocation              Mgmt          No vote
       Company for the book year 2007

A.2    Appoint the Public Accountant for the book year           Mgmt          No vote
       2008

A.3.a  Approve to change the Members Board of Directors          Mgmt          No vote
       and Commissioners Company

A.3.b  Appoint the task, authority, salary and other             Mgmt          No vote
       allowance for the Members Board of Directors
       and Commissioners Company

E.1    Amend the Articles of Association of the Company          Mgmt          No vote
       to be in compliance with Law No. 40 of 2007
       on Limited Liability Company




--------------------------------------------------------------------------------------------------------------------------
 PYI CORPORATION LTD                                                                         Agenda Number:  701336821
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7304P105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Sep-2007
        ISIN:  BMG7304P1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 MAR 2007

2.     Declare the final dividend for the YE 31 MAR              Mgmt          For                            For
       2007

3.A.I  Re-elect Mr. Lau Ko Yuen, Tom as a Director               Mgmt          For                            For

3.AII  Re-elect Mr. Chan Shu Kin as a Director                   Mgmt          For                            For

3AIII  Re-elect Mr. Li Chang An as a Director                    Mgmt          For                            For

3.B    Approve to fix the Directors' remuneration                Mgmt          For                            For

4.     Re-appoint the Auditors and authorize the Board           Mgmt          For                            For
       of Directors to fix their remuneration

5.A    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with additional shares in the
       capital of the Company and to make or grant
       offers, agreements and options [including warrants,
       bonds and debentures convertible into shares
       of the Company] which would or might require
       the exercise of such powers, subject to and
       in accordance with all applicable Laws and
       the Bye-Laws of the Company during and after
       the relevant period, not exceeding 20% of the
       aggregate nominal amount of the issued share
       capital of the Company; otherwise than pursuant
       to a rights issue [as hereinafter defined]
       or an issue of shares of the Company under
       the Share Option Scheme of the Company or an
       issue of shares upon exercise of subscription
       rights attached to warrants which may be issued
       by the Company or an issue of shares of the
       Company by way of any scrip dividend pursuant
       to Bye-Laws of the Company from time to time
       ; [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the meeting is required by the Company's Bye-Laws
       or any applicable Laws of Bermuda to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       issued shares of the Company during the relevant
       period, on The Stock Exchange of Hong Kong
       Limited [the Stock Exchange] or any other stock
       exchange on which the securities of the Company
       may be listed and recognized by the Securities
       and Futures Commission and the Stock Exchange
       for this purpose, subject to and in accordance
       with all applicable Laws and the requirements
       of the Rules Governing the Listing of Securities
       on the Stock Exchange or any other stock exchange
       as amended from time to time, not exceeding
       10% of the aggregate nominal amount of the
       share capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the meeting is
       required by the Company's Bye-laws or any applicable
       Laws of Bermuda to be held]

5.C    Approve, conditional upon passing the Resolutions         Mgmt          For                            For
       5.A and 5.B, to add the aggregate nominal amount
       of the issued shares in the capital of the
       Company which are repurchased by the Company
       under the authority granted to the Directors
       of the Company pursuant to and in accordance
       with the said Resolution 5.B to the aggregate
       nominal amount of the share capital that may
       be allotted, issued or dealt with or agreed
       conditionally or unconditionally to be allotted,
       issued and dealt with by the directors of the
       Company pursuant to and in accordance with
       the Resolution 5.A

5.D    Approve, subject to and conditional upon the              Mgmt          For                            For
       Listing Committee of The Stock Exchange of
       Hong Kong Limited granting listing of and permission
       to deal in the shares of HKD 0.10 each in the
       capital of the Company [10% of the issued shares
       of the Company] which may be issued pursuant
       to the exercise of options granted under the
       Company's share option scheme adopted on 27
       AUG 2002 [the 'Scheme'], the refreshment of
       the scheme limit in respect of the grant of
       options to subscribe for ordinary shares in
       the Company under the Scheme, provided that
       the total number of ordinary shares which may
       be allotted or issued pursuant to the grant
       or exercise of options under the Scheme [excluding
       options previously granted, outstanding, cancelled,
       lapsed or exercised under the Scheme], not
       exceeding 10% of the issued shares of the Company
       [the Refreshed Mandate Limit]; and authorize
       the Directors of the Company to grant options
       under the scheme up to the Refreshed Mandate
       Limit, to allot, issue and deal with ordinary
       shares of the Company pursuant to the exercise
       of such options and to do such acts and execute
       such documents for or incidental to such purpose

5.E    Approve the refreshment of the scheme limit               Mgmt          For                            For
       on grant of options under the share option
       scheme adopted by Paul Y. Engineering Group
       Limited ['Paul Y. Engineering', the Company's
       subsidiary] on 07 SEP 2005 up to 10% of the
       issued shares of Paul Y. Engineering for approving
       such refreshment by the shareholders of Paul
       Y. Engineering

       Transact any other business                               Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 PYI CORPORATION LTD                                                                         Agenda Number:  701433687
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7304P105                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  04-Jan-2008
        ISIN:  BMG7304P1059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the proposed acquisition [Proposed Acquisition]   Mgmt          For                            For
       of the 12.32% equity interest [Relevant Interest]
       in Nantong Port Group Limited currently held
       by  SDIC Communications Co., at a maximum consideration
       of RMB 1 billion [equivalent to approximately
       HKD 1.03 billion] [Cap Amount], or any portion
       of the Relevant Interest at a maximum consideration
       of a prorated amount of the Cap Amount; and
       authorize the Board of Directors of the Company
       to do such acts and execute such documents
       as it may consider necessary, desirable or
       expedient to carry out or give effect to the
       Proposed Acquisition, provided that the aforesaid
       approval and authority shall lapse on the expiration
       of 12 months from the date of the passing of
       this resolution unless the Proposed Acquisition
       is effected [but not necessarily completed]
       within the said 12 months period




--------------------------------------------------------------------------------------------------------------------------
 QUEENCO LEISURE INTERNATIONAL                                                               Agenda Number:  932780073
--------------------------------------------------------------------------------------------------------------------------
    Security:  74824B203                                                             Meeting Type:  Special
      Ticker:  QLILJ                                                                 Meeting Date:  25-Oct-2007
        ISIN:  US74824B2034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     APPOINT MIRI LENT-SHARIR AS EXTERNAL DIRECTOR             Mgmt          For

1B     APPOINT NATHAN NISSANI AS EXTERNAL DIRECTOR               Mgmt          For

02     APPOINTMENT OF AHARAON SHATAN AS A DIRECTOR               Mgmt          For

03     CONDITIONED UPON THE PROPOSALS SET FORTH IN               Mgmt          For
       ITEMS 1 AND 2 BEING APPROVED BY THE SHAREHOLDERS:
       APPROVAL OF THE PAYMENT TO EACH OF THE FOLLOWING
       PERSONS OF AN ANNUAL DIRECTOR'S COMPENSATION
       IN AN AMOUNT OF EURO 30,000: MIRI LENT-SHARIR,
       NATHAN NISSANI AND AHARON SHATAN




--------------------------------------------------------------------------------------------------------------------------
 QUEENCO LEISURE INTERNATIONAL                                                               Agenda Number:  932833242
--------------------------------------------------------------------------------------------------------------------------
    Security:  74824B203                                                             Meeting Type:  Special
      Ticker:  QLILJ                                                                 Meeting Date:  11-Apr-2008
        ISIN:  US74824B2034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINTMENT OF MR. ZVI HEIFETZ AS THE VICE-CHAIRMAN       Mgmt          For                            For
       OF THE BOARD OF DIRECTORS OF THE COMPANY, TO
       HOLD SUCH OFFICE UNTIL THE NEXT ANNUAL GENERAL
       MEETING OF THE COMPANY AND UNTIL HIS SUCCESSOR
       IS DUTY ELECTED.

02     APPROVAL OF THE TERMS OF SERVICE OF MR. HEIFETZ,          Mgmt          For                            For
       INCLUDING IN HIS CAPACITY AS THE COMPANY'S
       CHIEF INTERNATIONAL BUSINESS DEVELOPER, AS
       SET FORTH IN AN EMPLOYMENT AGREEMENT DATED
       24 DECEMBER 2007 BETWEEN MR. HEIFETZ AND THE
       COMPANY, ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 RELIANCE CAP LTD                                                                            Agenda Number:  701302274
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y72561114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  03-Jul-2007
        ISIN:  INE013A01015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the audited balance sheet as at 31 MAR              Mgmt          For                            For
       2007, profit and loss account for the YE on
       that date and the reports of the Board of Directors
       and the Auditors thereon

2.     Declare a dividend on equity shares                       Mgmt          For                            For

3.     Re-appoint Shri Rajendra P. Chitale as a Director,        Mgmt          For                            For
       who retires by rotation

4.     Appoint M/s. Chaturvedi & Shah, Chartered Accountants,    Mgmt          For                            For
       and M/s. BSR & Co., Chartered Accountants as
       the Auditors of the Company, to hold office
       from the conclusion of this AGM until the conclusion
       of the next AGM of the Company, on such remuneration
       as may be fixed by the Board of Directors




--------------------------------------------------------------------------------------------------------------------------
 SAVINGS BK RUSSIAN FEDN  SBERBANK                                                           Agenda Number:  701645977
--------------------------------------------------------------------------------------------------------------------------
    Security:  X76318108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  RU0009029540
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN AMENDMENT TO MEETING          Non-Voting
       ID 466935 DUE TO RECEIPT OF SUPERVISOR'S NAME.
       ALL VOTES RECEIVED ON THE PREVIOUS MEETING
       WILL BE DISREGARDED AND YOU WILL NEED TO REINSTRUCT
       ON THIS MEETING NOTICE. THANK YOU.

1.     Approve the annual report as of FY 2007                   Mgmt          No vote

2.     Approve the annual accounting report as of FY             Mgmt          No vote
       2007

3.     Approve the distribution of profit and losses,            Mgmt          No vote
       dividend payments as of 2007 FY

4.     Approve the Auditor for 2008 FY                           Mgmt          No vote

       PLEASE NOTE THAT ALTHOUGH THERE ARE 20 CANDIDATES         Non-Voting
       TO BE ELECTED AS SUPERVISORY BOARD MEMBERS,
       THERE ARE ONLY 17 VACANCIES AVAILABLE TO BE
       FILLED AT THE MEETING. THE STANDING INSTRUCTIONS
       FOR THIS MEETING WILL BE DISABLED AND, IF YOU
       CHOOSE, YOU ARE REQUIRED TO VOTE FOR ONLY 17
       OF THE 20 SUPERVISORY BOARD MEMBERS. THANK
       YOU.

5.1    Elect Mr. Sergey Ignatiev as a Chairman, Bank             Mgmt          No vote
       of Russia

5.2    Elect Mr. Alexey Ulyukaev as a First Deputy               Mgmt          No vote
       Chairman, Bank of Russia

5.3    Elect Mr. Georgy Luntovsky as a First Deputy              Mgmt          No vote
       Chairman, Bank of Russia

5.4    Elect Mr. Valery Tkachenko as a Chief Auditor,            Mgmt          No vote
       Central Bank of Russia

5.5    Elect Mr. Nadezhda Ivanova as a Director of               Mgmt          No vote
       General Economic Department, Bank of Russia

5.6    Elect Mr. Sergei Shvetsov as a Director of Market         Mgmt          No vote
       Operations Department, Bank of Russia

5.7    Elect Mr. Konstantin Shor as a Head of the Moscow         Mgmt          No vote
       Main Territorial Branch, Bank of Russia

5.8    Elect Mr. Arkady Dvorkovich as a Head of Expert           Mgmt          No vote
       Department, Presidential Administration of
       the Russian Federation

5.9    Elect Mr. Alexei Kudrin as a Deputy Prime Minister        Mgmt          No vote
       of the Russian Federation – Minister of
       Finance of the Russian Federation

5.10   Elect Mr. Elvira Nabiullina as a Minister of              Mgmt          No vote
       the Economic Development and Trade of the Russian
       Federation

5.11   Elect Mr. Anton Drozdov as a Director of Economy          Mgmt          No vote
       and Finance Department, Government of the Russian
       Federation

5.12   Elect Mr. Alexei Savatyugin as a Director of              Mgmt          No vote
       Finance Policy Department, Ministry of Finance
       of the Russian Federation

5.13   Elect Mr. Herman Gref as a Chairman of the Board          Mgmt          No vote
       and CEO, Sberbank

5.14   Elect Mr. Bella Zlatkis as a Deputy Chairman              Mgmt          No vote
       of the Board, Sberbank

5.15   Elect Mr. Sergei Guriev as a Rector of the Russian        Mgmt          No vote
       Economic School, Professor

5.16   Elect Mr. Anton Danilov-Danilian as a Chief               Mgmt          No vote
       Analyst, Oboronprom

5.17   Elect Mr. Mikhail Dmitriev as a President, Center         Mgmt          No vote
       for Strategic Developments Foundation

5.18   Elect Mr. Vladimir Mau as a Rector of the Academy         Mgmt          No vote
       of National Economy under the Russian Government,
       Professor

5.19   Elect Mr. Boris Fyodorov as a Doctor of Sciences,         Mgmt          No vote
       Economics

5.20   Elect Mr. Rajat Kumar Gupta as a Senior Partner           Mgmt          No vote
       Emeritus, McKinsey & Company

6.     Elect the Audit Commission                                Mgmt          No vote

7.     Approve to introduce the amendments and addenda           Mgmt          No vote
       into the Charter of the Company

8.     Approve the remuneration and compensation to              Mgmt          No vote
       be paid to the Members of the Supervisory Board
       and Audit Commission




--------------------------------------------------------------------------------------------------------------------------
 SFA ENGINEERING CORPORATION                                                                 Agenda Number:  701485371
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7676C104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  KR7056190002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the balance sheet, income statement               Mgmt          No vote
       and proposed disposition of the retained earning
       for 10th

2.     Elect the Directors: including 2 nominees of              Mgmt          No vote
       the shareholders proposal

3.     Elect 1 Auditor: including 1 nominees of shareholders     Mgmt          No vote
       proposal

4.     Approve the remuneration limit for the Directors          Mgmt          No vote

5.     Approve the remuneration limit for the Auditors           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 SINO-ENVIRONMENT TECHNOLOGY GROUP LTD                                                       Agenda Number:  701414500
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7999R101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  SG1T27930083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Share Purchase Mandate                        Mgmt          For                            For

2.     Approve the adoption of: i) the Sino-Environment          Mgmt          Abstain                        Against
       Employee Share Option Scheme and grant of options,
       and the allotment and issue of ordinary shares
       [Shares] in the capital of the Company arising
       from the exercise of options under the Sino-Environment
       Employee Share Option Scheme; and ii) the Sino-Environment
       Performance Share Plan

3.     Approve the offer of options at a discount under          Mgmt          Abstain                        Against
       the Sino-Environment Employee Share Option
       Scheme

4.     Approve the participation in the Sino-Environment         Mgmt          Abstain                        Against
       Employee Share Option Scheme and the Sino-Environment
       Performance Share Plan by Mr. Sun Jiangrong

5.     Approve the grant of an option to Mr. Sun Jiangrong       Mgmt          Abstain                        Against
       pursuant to the Sino-Environment Employee Share
       Option Scheme on the terms as specified




--------------------------------------------------------------------------------------------------------------------------
 SINO-ENVIRONMENT TECHNOLOGY GROUP LTD                                                       Agenda Number:  701529565
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7999R101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SG1T27930083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Directors' report and               Mgmt          For                            For
       audited accounts of the Company for the FYE
       31 DEC 2007 and the Auditors' report thereon

2.     Re-elect Mr. You Shengquan as a Director, who             Mgmt          For                            For
       retires by the rotation pursuant to Article
       88 of the Articles of Association of the Company

3.     Re-elect Mr. Tan Tar Wuei as a Director, who              Mgmt          For                            For
       retires by the rotation pursuant to Article
       88 of the Articles of Association of the Company

4.     Re-elect Dr. Wong Chiang Yin as a Director,               Mgmt          For                            For
       who retires by the rotation pursuant to Article
       88 of the Articles of Association of the Company

5.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       226,600 for the FYE 31 DEC 2007

6.     Re-appoint Messrs. PricewaterhouseCoopers as              Mgmt          For                            For
       the Auditors of the Company and authorize the
       Directors to fix their remuneration

       Transact any other business                               Non-Voting

7.     Authorize the Directors of the Company, pursuant          Mgmt          Against                        Against
       to Section 161 of the Companies Act [Chapter
       50 of Singapore] and the listing rules of the
       Singapore Exchange Securities Trading Limited,
       to allot and issue shares of the Company [the
       shares], whether by way of rights, bonus or
       otherwise, at any time and upon such terms
       and conditions and for such purposes and to
       such persons as the Directors may in their
       absolute discretion deem fit provided that:
       the aggregate number of shares to be issued
       pursuant to this Resolution does not exceed
       50 % of the number of issued shares of the
       Company, of which the aggregate number of shares
       to be issued other than on a pro rata basis
       to shareholders of the Company does not exceed
       20% the number of issued shares of the Company
       [to be calculated in such manner as may be
       prescribed by the Singapore Exchange Securities
       Trading Limited from time to time]; [Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or the date by which
       the next AGM of the Company is required by
       law to be held]




--------------------------------------------------------------------------------------------------------------------------
 SINO-ENVIRONMENT TECHNOLOGY GROUP LTD                                                       Agenda Number:  701529577
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7999R101                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Apr-2008
        ISIN:  SG1T27930083
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Authorize Directors of the Company, for the               Mgmt          For                            For
       purposes of Sections 76C and 76E of the Companies
       Act [Chapter 50] [the Companies Act], to purchase
       or otherwise acquire issued ordinary shares
       in the capital of the Company [shares], not
       exceeding in aggregate the Prescribed Limit
       [as hereinafter defined], at such price[s]
       as may be determined by the Directors of the
       Company from time to time up to the Maximum
       Price [as hereinafter defined], whether by
       way of: i) market purchase[s] [each a Market
       Purchase] on the Singapore Exchange Securities
       Trading Limited [SGX-ST]; ii) off-market purchase[s]
       [each an Off-Market Purchase] effected otherwise
       than on the SGX-ST in accordance with any equal
       access scheme[s] as may be determined or formulated
       by the Directors of the Company as they consider
       fit, which scheme[s] shall satisfy all the
       conditions prescribed by the Companies Act,
       and otherwise in accordance with all other
       laws and regulations and rules of the SGX-ST
       as may for the time being; to deal with the
       shares purchased by the Company, pursuant to
       the Share Purchase Mandate in any manner as
       they think fit, which is allowable under the
       Companies Act, do all such acts and things
       [including executing such documents as may
       be required] as they and/or he may consider
       expedient or necessary to give effect to the
       transactions contemplated by this resolution;
       [Authority expires the earlier of the next
       AGM of the Company or the date by which the
       next AGM of the Company is required by law
       to be held]

2.     Approve the Employee Share Option Scheme to               Mgmt          For                            For
       be known as the Sino-Environment Employee Share
       Option Scheme [the Sino-Environment ESOS] under
       which options [Options] may be granted to selected
       directors and employees of the Company and/or
       its subsidiaries who have attained the age
       of 21 years, to subscribe for ordinary shares
       [the Shares] in the capital of the Company,
       [as specified]; ii) a new performance share
       plan to be known as the Sino-Environment Performance
       Share Plan [the Sino-Environment PSP] under
       which awards [the Plan Awards] of Shares in
       the capital of the Company, their equivalent
       cash value or combinations thereof will be
       granted, free of payment, to selected Directors
       and employees of the Company and/or its subsidiaries
       who have attained the age of 21 years, particulars
       of which are set out in the Circular; B)authorize
       the Board of Directors of the Company: i) to
       establish and administer the Sino-Environment
       ESOS and the Sino- Environment PSP; ii) to
       modify and/or amend the Sino-Environment ESOS
       and/or the Sino- Environment PSP from time
       to time provided that such modification and/or
       amendment is effected in accordance with the
       provisions of the Sino-Environment ESOS and/or
       the Sino-Environment PSP, as the case may be,
       and to do all such acts and to enter into such
       transactions, arrangements and agreements as
       may be necessary or expedient in order to give
       full effect to the Sino-Environment ESOS and/or
       the Sino-Environment PSP; iii) to offer and
       grant Options in accordance with the provisions
       of the Sino- Environment ESOS and pursuant
       to Section 161 of the Companies Act, Chapter
       50 of Singapore, to allot and issue from time
       to time such number of Shares as may be required
       to be issued pursuant to the exercise of the
       Options under the Sino-Environment ESOS provided
       always that the total number of new Shares
       issued and issuable in respect of all Options
       granted there under, and all new Shares issued
       and issuable pursuant to the Sino-Environment
       PSP, shall not exceed 15% of the total number
       of issued Shares of the Company from time to
       time; iv) subject to the same being allowed
       by law to apply any Shares purchased under
       any Share Purchase Mandate towards the satisfaction
       of Plan Awards granted under the Sino-Environment
       PSP; C) to grant Plan Awards in accordance
       with the provisions of the Sino-Environment
       PSP and to allot and issue from time to time
       such number of fully paid-up Shares as may
       be required to be allotted and issued pursuant
       to the vesting of Plan Awards under the Sino-Environment
       PSP, provided always that the total number
       of new Shares issued and issuable in respect
       of all Options granted pursuant to the Sino-Environment
       ESOS, and the new Shares issued and issuable
       pursuant to the Sino-Environment PSP shall
       not exceed 15% of the total number of issued
       Shares of the Company from time to time

3.     Authorize the Board of Directors of the Company,          Mgmt          For                            For
       to offer and grant Options in accordance with
       the rules of the Sino-Environment ESOS with
       exercise prices set at a discount to the market
       price [being a price equal to the average of
       the last dealt prices for the Shares on the
       Singapore Exchange Securities Trading Limited
       [the SGX-ST] over the 5 consecutive trading
       days on which the Shares are traded on the
       SGX-ST immediately preceding the date of grant
       of that Option, as determined by the Committee
       authorized and appointed to administer the
       Sino-Environment ESOS by reference to the daily
       official list or any other publication published
       by the SGX-ST, rounded to the nearest whole
       cent in the event of fractional prices] [the
       Market Price], provided that such discount
       does not exceed the relevant limits set by
       the SGX-ST




--------------------------------------------------------------------------------------------------------------------------
 SINPAS GAYRIMENKUL YATIRIM ORTAKLIGIAS                                                      Agenda Number:  701580462
--------------------------------------------------------------------------------------------------------------------------
    Security:  M84670104                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  TRESNGY00019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening, elect the chairmanship and authorize             Mgmt          For                            For
       the Chairmanship to sign the minutes of the
       assembly

2.     Approve the Board of Directors' activity report,          Mgmt          For                            For
       the Auditors report and the Independent auditing
       Company's report

3.     Approve to give information to the general assembly       Mgmt          For                            For
       in accordance with the Article 41 of the capital
       market Board's Comminique [serial vi, number:11
       concerning] "the principals of real-estate
       investment company's

4.     Approve the discussion of the donations given             Mgmt          For                            For
       across the year

5.     Approve reading and discussion of the balance             Mgmt          For                            For
       sheet and income statement of FY 2007, discussion
       and taking decision on the Board of Directors'
       proposal concerning distribution of profit

6.     Grant discharge to the Board members and the              Mgmt          For                            For
       Auditors separately

7.     Elect the members of the Board of Directors               Mgmt          For                            For
       and determination of their term in the Office

8.     Elect the Auditor and determination of his/her            Mgmt          For                            For
       term in the Office

9.     Approve to determine the remuneration for the             Mgmt          For                            For
       members of the Board of Directors and the Auditor

10.    Ratify the independent auditing company elected           Mgmt          For                            For
       by the Board of Directors for one year

11.    Wishes and suggestions                                    Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SPAR GROUP LTD, PINETOWN                                                                    Agenda Number:  701434778
--------------------------------------------------------------------------------------------------------------------------
    Security:  S8050H104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Feb-2008
        ISIN:  ZAE000058517
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the annual financial statements       Mgmt          For                            For
       for the YE 30 SEP 2007

2.     Re-elect Mr. H. K. Mehta as a Director of the             Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Articles of Association

3.     Re-elect Ms. P. Mnganga as a Director of the              Mgmt          For                            For
       Company, who retires in accordance with the
       Company's Articles of Association

4.     Ratify the appointment effective 07 FEB 2007,             Mgmt          For                            For
       of Mr. R. Venter as a Executive Director in
       terms of the Companies Act, Act 61 of 1973,
       as amended [the Companies Act] and the Articles
       of Association of the Company

5.     Re-appoint Messrs Deloitte & Touche as the Auditors       Mgmt          For                            For
       of the Company until the next AGM

6.     Approve the Director's remuneration for the               Mgmt          For                            For
       YE 30 SEP 2007 as reflected in the annual financial
       statements

7.S.1  Authorize the Company and/or its subsidiaries             Mgmt          For                            For
       and/or The Spar Group Limited Employee Share
       Trust [2004], in terms of the authority granted
       in the Articles of Association of the Company
       and/or any subsidiary of the Company, to acquire
       the Company's ordinary shares [shares], upon
       such terms and conditions and in such amounts
       as the Directors of the Company [and, in the
       case of an acquisition by a subsidiary[ies],
       the Directors of the subsidiary[ies]] may from
       time to time decide, but subject to the provisions
       of the Act and the Listing Requirements of
       the JSE and the following conditions: that
       any general repurchases of shares in terms
       of this authority be effected through the order
       book operated by the JSE trading system and
       done without any prior understanding or arrangement
       between the Company and the counter-party;
       that at any point in time, only 1 agent will
       be appointed to effect the repurchase on behalf
       of the Company; that the repurchase may only
       be effected if, after repurchase, the Company
       still complies with the minimum spread requirements
       stipulated in the JSE Listings Requirements;
       that the acquisitions of shares in any 1 FY
       shall be limited to 5% of the issued share
       capital of the Company at the beginning of
       the FY, provided that any subsidiary[ies] may
       acquire shares to a maximum of 5% in the aggregate
       of the shares in the Company; that any acquisition
       of shares in terms of this authority, may not
       be made at a price greater than 10% above the
       weighted average market value of the shares
       over the 5 business days immediately preceding
       the date on which the acquisition is effected;
       the repurchase of shares may not be effected
       during a prohibited period, as specified in
       the JSE Listings Requirements; that an announcement,
       containing full details of such acquisitions
       of shares, will be published as soon as the
       Company and/or its subsidiaries has/have acquired
       ordinary shares constituting, on a cumulative
       basis, 3% of the number of shares in issue
       at the date of the general meeting at which
       this special resolution is considered and if
       approved, passed and for each 3% in aggregate
       of the aforesaid initial number acquired thereafter;
       [Authority expires the earlier of the next
       AGM of the Company or 15 months]

8.O.1  Approve to place such number of the ordinary              Mgmt          For                            For
       shares in the authorized but unissued capital
       of the Company, required for the purpose of
       satisfying the obligations of The Spar Group
       Limited Employee Share Trust [2004] [the Trust]
       under the control of the Directors and authorize
       the Directors to allot and issue those shares
       in terms of the Trust deed




--------------------------------------------------------------------------------------------------------------------------
 SRE GROUP LTD                                                                               Agenda Number:  701358536
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403X106                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  24-Sep-2007
        ISIN:  BMG8403X1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: [a] the Conditional Sale and Purchase            Mgmt          For                            For
       Agreement between Good Time Resources Limited
       as vendor [the Vendor], Goldfull Enterprises
       Limited as purchaser [the Purchaser] and the
       Company dated 17 AUG 2007 [the Acquisition
       Agreement] and all the transactions contemplated
       thereunder; [b] the acquisition by the Purchaser
       of the entire issued share capital of Konmen
       Investment Limited as at the completion of
       the Acquisition Agreement [the Acquisition]
       and the allotment and issue to the Vendor of
       526,315,789 shares of HKD 0.10 each in the
       capital of the Company [the Consideration Shares]
       at HKD 3.04 per share, credited as fully paid-up
       as consideration for the Acquisition in accordance
       with the terms and conditions of the Acquisition
       Agreement; and [c]  to authorize any one Director
       of the Company or any other person authorized
       by the Board of Directors of the Company from
       time to time, or any two Directors of the Company,
       if the affixation of the common seal is necessary,
       to execute all such other documents and agreements
       and do such acts or things as he or she or
       they may in his or her or their absolute discretion
       consider to be necessary, desirable, appropriate
       or expedient to implement or give effect to
       the Acquisition Agreement and the transactions
       contemplated thereunder [including the issue
       of the Consideration Shares] or to be incidental
       to, ancillary to or in connection with the
       matter contemplated under the Acquisition Agreement
       [including the issue of the Consideration Shares],
       including agreeing and making any modifications,
       amendments, waivers, variations or extensions
       of the Acquisition Agreement and the transactions
       contemplated thereunder

2.     Approve, subject to and conditional on the passing        Mgmt          For                            For
       of Resolution 1, the waiver granted or to be
       granted by the Executive Director of the Corporate
       Finance Division of the Securities and Futures
       Commission [the SFC] or any delegate thereof
       pursuant to Note 1 of the Notes on Dispensations
       from Rule 26 of the Code on Takeovers and Mergers
       to the Vendor and parties acting in concert
       with it to make a mandatory offer for all the
       securities of the Company not already owned
       or agreed to be acquired by them as a result
       of the Vendor being allotted and issued the
       Consideration Shares




--------------------------------------------------------------------------------------------------------------------------
 SRE GROUP LTD                                                                               Agenda Number:  701454201
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403X106                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  18-Feb-2008
        ISIN:  BMG8403X1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify: (a) the Conditional Sale              Mgmt          For                            For
       and Purchase Agreement dated 29 NOV 2007 [the
       Acquisition Agreement] entered into between
       China Edifice Holdings Ltd [China Edifice],
       China Edifice Ltd. [the Purchaser] as purchaser
       and Elegant Parkview Limited [the Vendor] as
       vendor, for the acquisition by the Purchaser
       from the Vendor of the entire issued share
       capital of Qualico Investments Limited and
       the unsecured and non-interest bearing loan
       in the amount of USD 4,900,000 owing by Qualico
       Investments Limited to the Vendor as of the
       completion of the Acquisition Agreement, as
       specified and all transactions contemplated
       thereunder and in connection therewith, including
       the issue of 3,800 shares of HKD 1.00 each
       in the capital of China Edifice as consideration
       under the Acquisition Agreement and the corresponding
       dilution of the percentage interest held by
       subsidiaries of the Company in China Edifice;
       (b) the conditional Cross Indemnity Agreement
       dated 29 JAN 2008 [the Cross Indemnity] entered
       into between [Shenyang Huarui Shiji Investment
       Development Company Limited] and [Shenyang
       Huarui Shiji Asset Management Company Limited]
       under which these two subsidiaries of the Company
       undertake to indemnify each other in respect
       of claims for debts or liabilities which belong
       to itself after segregation of the liabilities
       under the de-merger of [Shenyang Huarui Shiji
       Investment Development Company Limited], as
       specified and all transactions contemplated
       thereunder; and (c) authorize any 1 or 2 Directors
       of the Company if the affixation of the common
       seal is necessary, on behalf of the Company
       to execute all such other documents and agreements
       and do all such further acts and things as
       he or she or they may in his or her or their
       absolute discretion consider to be necessary,
       desirable, appropriate or expedient to implement
       and/or give effect to the Acquisition Agreement,
       the Cross Indemnity and the transactions contemplated
       thereunder and all matters incidental to, ancillary
       to or in connection with the Acquisition Agreement,
       the Cross Indemnity and/or the transactions
       contemplated thereunder, including agreeing
       and making any modifications, amendments, waivers,
       variations or extensions of the Acquisition
       Agreement, the Cross Indemnity and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 SRE GROUP LTD                                                                               Agenda Number:  701561119
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403X106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  BMG8403X1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Shi Jian as an Executive Director            Mgmt          For                            For

3.2    Re-elect Mr. Jiang Xu Dong as an Executive Director       Mgmt          For                            For

3.3    Re-elect Mr. Lee Wai Man as an Executive Director         Mgmt          For                            For

3.4    Re-elect Mr. E. Hock Yap as an Independent Non-Executive  Mgmt          For                            For
       Director

3.5    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditors for the ensuing year              Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.10 each in the capital of the
       Company on the Stock Exchanges of Hong Kong
       Limited [the 'Stock Exchange'] or on any other
       stock exchanges on which the securities of
       the Company may be listed and recognized by
       the Securities and the Futures Commission of
       Hong Kong and the Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       Laws and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchanges as amended
       from time to time, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the By-Laws of the Company or any
       applicable law to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with any unissued shares in
       the capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants and debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares in the Company] which
       would or might require the exercise of such
       power; the aggregate nominal amount of share
       capital allotted and issued or agreed conditionally
       or unconditionally to be allotted and issued
       by the Directors, not exceeding 20% aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution, otherwise than pursuant to (i)
       a rights issue; (ii) an issue of shares as
       scrip dividends in accordance with the By-Laws
       from time to time; or (iii) an issue of shares
       upon the exercise of rights of subscription
       or conversion under the terms of any bonds,
       warrants, debenture, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares in the Company; or
       (iv) an issue of shares under any option scheme
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the By-Laws or any applicable law
       to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to extend the general mandate
       granted to the Directors to allot, issue and
       deal with the additional shares pursuant to
       Resolution 5.B, by an amount representing the
       aggregate nominal amount of the share capital
       purchased pursuant to Resolution 5.A, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution

6.     Approve that the authorized share capital of              Mgmt          For                            For
       the Company be increased from HKD 400,000,000
       divided into 4,000,000,000 shares of HKD 0.10
       each to HKD 800,000,000 divided into 8,000,000,000
       shares by the creation of an additional 4,000,000,000
       shares and authorize any 2 Directors of the
       Company to execute all such other documents,
       instruments and to do all such acts or things
       for and on behalf of the Company as they may
       consider appropriate or desirable relating
       to or in connection with the matters contemplated
       in and for completion of the capital increase




--------------------------------------------------------------------------------------------------------------------------
 SSCP CO LTD                                                                                 Agenda Number:  701394241
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8135T100                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  KR7071660005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Amend the Articles of Incorporation                       Mgmt          For                            For

2.     Approve the Stock Purchase Option                         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SSCP CO LTD                                                                                 Agenda Number:  701485408
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8135T100                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  KR7071660005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          For                            For

2.     Elect the Directors                                       Mgmt          For                            For

3.     Elect the Auditors                                        Mgmt          For                            For

4.     Approve the limit of remuneration of the Directors        Mgmt          For                            For

5.     Approve the limit of remuneration of the Auditors         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 STANDARD BANK GROUP LIMITED                                                                 Agenda Number:  701410259
--------------------------------------------------------------------------------------------------------------------------
    Security:  S80605132                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  03-Dec-2007
        ISIN:  ZAE000057378
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, subject to the Scheme of Arrangement             Mgmt          Against                        Against
       [Scheme] in terms of Section 311 of the Companies
       Act, 1973, as amended [Companies Act], proposed
       by Industrial and Commercial Bank of China
       Limited [ICBC] between the Company and its
       ordinary shareholders, upon the implementation
       of which ICBC will acquire that number of Standard
       Bank Group ordinary shares that represents
       11.11% of the Standard Bank Group ordinary
       shares held by Standard Bank Group ordinary
       shareholders and against payment of the scheme
       consideration [as specified] and simultaneously
       with the acquisition of ownership of the scheme
       shares [as defined in the scheme], authorize
       the Directors of the Company as a specific
       authority in terms of Section 221 of the Companies
       Act, and in terms of the Listings Requirements
       of the JSE Limited to issue for cash to ICBC
       so many ordinary par value shares of ZAR 0.10
       each in the share capital of the Company as
       shall represent 11.11% of the ordinary shares
       in issue on the date of the acquisition of
       ownership of the scheme shares, for a subscription
       price per ordinary share of ZAR 104.58, and
       authorize any Director or the Secretary or
       the Chief Financial Officer of the Company,
       for the time being, on behalf of the Company,
       to do or cause all such things to be done and
       to sign all documentation as may be necessary
       to give effect to this resolution




--------------------------------------------------------------------------------------------------------------------------
 STANDARD BANK GROUP LIMITED                                                                 Agenda Number:  701405614
--------------------------------------------------------------------------------------------------------------------------
    Security:  S80605132                                                             Meeting Type:  SCH
      Ticker:                                                                        Meeting Date:  03-Dec-2007
        ISIN:  ZAE000057378
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, with or without modification, the scheme         Mgmt          Against                        Against
       of arrangement proposed by Industrial and Commercial
       Bank of China Limited between the applicant
       and its shareholders




--------------------------------------------------------------------------------------------------------------------------
 STANDARD BANK GROUP LIMITED                                                                 Agenda Number:  701568074
--------------------------------------------------------------------------------------------------------------------------
    Security:  S80605140                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-May-2008
        ISIN:  ZAE000109815
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O.1    Receive and adopt the annual financial statements         Mgmt          For                            For
       for the YE 31 DEC 2007, including the reports
       of the Directors and Auditors

O.2    Approve the fees payable to the Non-Executive             Mgmt          For                            For
       Directors for 2008

O.2.1  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Chairman of Standard Bank
       Group- ZAR 3,272,947 per annum

O.2.2  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Director of Standard Bank
       Group- ZAR 128,000 per annum

O.2.3  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: International Director
       of Standard Bank Group- EUR 30,100 per annum

O.2.4  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Group credit committee:
       Member- ZAR 12,500 per meeting

O.2.5  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Directors' affairs committee:
       Chairman- ZAR 80,000 per annum; Member- ZAR
       40,000 per annum

O.2.6  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Group risk and capital
       Management Committee: Chairman- ZAR 200,000
       per annum; Member- ZAR 100,000 per annum

O.2.7  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Group remuneration committee:
       Chairman- ZAR 136,000 per annum; Member- ZAR
       62,500 per annum

O.2.8  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Group remuneration committee:
       Chairman- ZAR 108,000 per annum; Member-ZAR
       54,000 per annum

O.2.9  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Group audit committee:
       Chairman- ZAR 254,000 per annum; Member- ZAR
       117,000 per annum

O2.10  Approve the proposed fees payable to the Non-Executive    Mgmt          For                            For
       Directors for 2008: Ad hoc meeting attendance-
       ZAR 12500 per meeting

O.3.1  Elect Mr. Kaisheng Yang as a Director retire              Mgmt          For                            For
       by rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.2  Elect Mr. Yagan Liu as a Director retire by               Mgmt          For                            For
       rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.3  Elect Mr. Doug Band as a Director retire by               Mgmt          For                            For
       rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.4  Elect Mr. Koosum Kalyan as a Director retire              Mgmt          For                            For
       by rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.5  Elect Mr. Saki Macozoma as a Director retire              Mgmt          For                            For
       by rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.6  Elect Mr. Rick Menell as a Director retire by             Mgmt          For                            For
       rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.7  Elect Mr. Adv Kgomotso Moroka as a Director               Mgmt          For                            For
       retire by rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.8  Elect Mr. Cyrill Ramaphosa as a Director retire           Mgmt          For                            For
       by rotation in accordance with the provisions
       of the Company's Articles of Association

O.3.9  Elect Mr. Martin Shaw as a Director retire by             Mgmt          For                            For
       rotation in accordance with the provisions
       of the Company's Articles of Association

O.4.1  Re-appoint Mr. Koosum Parsotam Kalyan [Kalyan]            Mgmt          For                            For
       as a Director of the Company, the participation
       by Kalyan in the Tutuwa Managers Trust 1 [Masters
       reference number IT 7153/2004] as a beneficiary
       in respect of a maximum of 125,000 Standard
       Bank Group ordinary shares

O.4.2  Authorize the Directors, for the purpose of               Mgmt          For                            For
       carrying out the terms of the Standard Bank
       Equity Growth Scheme [the Equity Growth Scheme],
       other than those which have specifically been
       appropriated for the Equity Growth Scheme in
       terms of ordinary resolutions duly passed at
       previous AGM's of the Company specifically
       placed under the control of the Directors,
       authorized to allot and issue those shares
       in terms of the Equity Growth Scheme

O.4.3  Authorized the Directors, for the purpose of              Mgmt          For                            For
       carrying out the terms of the Standard Bank
       Group Share Incentive Scheme [the Scheme],
       other than those which have specifically been
       appropriated for the Scheme in terms of ordinary
       resolutions duly passed at previous AGM's of
       the Company specifically placed under the control
       of the Directors, authorized to allot and issue
       those shares in terms of the Scheme

O.4.4  Authorized the Directors of the Company, that             Mgmt          For                            For
       the unissued ordinary shares in the authorized
       share capital of the Company [other than those
       specifically identified in ordinary Resolutions
       4.2 and 4.3] placed under the control of the
       to allot and issue the ordinary shares at their
       discretion until the next AGM of the Company,
       subject to the provisions of the Companies
       Act, 61 of 1973, as amended, the Banks Act,
       94 of 1990, as amended and the Listings Requirements
       of the JSE Limited and subject to the aggregate
       number of ordinary shares able to be allotted
       and issued in terms of this resolution being
       limited to 5% of the number of ordinary shares
       in issue at 31 DEC 2007

O.4.5  Authorized the share capital of the Company               Mgmt          For                            For
       that the unissued non-redeemable, non-cumulative,
       non-participating preference shares (non-redeemable
       preference shares) in the placed under the
       control of the Directors of the Company to
       allot and issue the non-redeemable preference
       shares at their discretion until the next AGM
       of the Company, subject to the provisions of
       the Companies Act, 61 of 1973, as amended,
       the Banks Act, 94 of 1990, as amended and the
       Listings Requirements of the JSE Limited

O.4.6  Authorized the Directors of the Company and               Mgmt          For                            For
       given a renewable general authority to make
       payments to shareholders in terms of section
       5.85(b) of the Listings Requirements of the
       JSE Limited (the Listings Requirements), subject
       to the provisions of the Companies Act, 61
       of 1973, as amended (the Companies Act), the
       Banks Act, 94 of 1990, as amended and the Listings
       Requirements, including, amongst others, the
       following requirements: (a) payments to shareholders
       in terms of this resolution shall be made in
       terms of Section 90 of the Companies Act and
       be made pro rata to all shareholders; (b) in
       any one financial year, payments to shareholders
       in terms of this resolution shall not exceed
       a maximum of 20% of the Company's issued share
       capital, including reserves but excluding minority
       interests, and revaluations of assets and intangible
       assets that are not supported by a valuation
       by an Independent Professional expert acceptable
       to the JSE Limited prepared within the last
       6 months, measured as at the beginning of such
       FY; and [authority expires at the end of the
       next AGM of the Company or for 15 months from
       the date of this resolution]

O.4.7  Amend that the Standard Bank Equity Growth Scheme         Mgmt          For                            For
       [the Equity Growth Scheme] as specified

S.5.1  Authorize the Directors of the Company, with              Mgmt          For                            For
       effect from the date of this AGM, as a general
       approval in terms of Section 85(2) of the Companies
       Act, 61 of 1973, as amended [the Companies
       Act], the acquisition by the Company and, in
       terms of Section 89 of the Companies Act, the
       acquisition by any subsidiary of the Company
       from time to time, of such number of ordinary
       shares issued by the company and at such price
       and on such other terms and conditions as the
       Directors may from time to time determine,
       subject to the requirements of the Companies
       Act, the Banks Act, 94 of 1990, as amended
       and the Listings Requirements of the J5E Limited
       (the Listings Requirements), which include,
       amongst others, the following: any such acquisition
       will be implemented through the order book
       operated by the trading system of the JSE Limited
       and done without any prior understanding or
       arrangement between the Company and the counterparty
       [reported trades being prohibited];  the acquisition
       must be authorizes by the Company's Articles
       of Association; the authority is limited to
       the purchase of a maximum of 10% of the Company's
       issued ordinary share capital in any one FY;
       acquisition must not be made at a price more
       than 10% above the weighted average of the
       market value for the ordinary shares of the
       Company for the five business days immediately
       preceding the date of acquisition at any point
       in time, the Company may only appoint one agent
       to effect any repurchase(s) on the Company's
       behalf; the Company may only acquire its ordinary
       shares if, after such acquisition, it still
       complies with the shareholder spread requirements
       as set out in the Listings Requirements; the
       Company or its subsidiary may not repurchase
       securities during a prohibited period, unless
       they have in place a repurchase programmed
       where the dates and quantities of securities
       to be traded during the relevant period are
       fixed (not subject to any variation and full
       details of the programme have been disclosed
       in an announcement over SENS prior to the commencement
       of the prohibited period; that an announcement
       containing full details of such acquisitions
       of shares will be published as soon as the
       Company and/or its subsidiary (ies) has/have
       acquired shares constituting, on a cumulative
       basis, 3% of the number of shares in issue
       at the date of the general meeting at which
       this special resolution is considered and,
       if approved, passed, and for each 3% in aggregate
       of the initial number acquired thereafter;
       and in the case clan acquisition by a subsidiary
       of the Company and the number of shares to
       be acquired, is not more than 10% in the aggregate
       of the number of issued shares of the Company
       [authority expires whichever is earlier until
       the next AGM of the Company or 15 months from
       the date on which this resolution is passed]

S.5.2  Amend the Articles of Association, by the deletion        Mgmt          For                            For
       of Article 184.2.7 and replacing it with the
       new Article 184.2.7 and as specified




--------------------------------------------------------------------------------------------------------------------------
 STELLA INTERNATIONAL HOLDINGS LTD                                                           Agenda Number:  701535366
--------------------------------------------------------------------------------------------------------------------------
    Security:  G84698102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  07-May-2008
        ISIN:  KYG846981028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited consolidated              Mgmt          For                            For
       financial statements of the Company and its
       subsidiaries and the reports of the Directors
       [Directors] and the Auditors [Auditors] of
       the Company for the YE 31 DEC 2007

2.i    Re-elect Mr. Chen Li-Ming, Lawrence as a Director         Mgmt          For                            For

2.ii   Re-elect Mr. Chiang Jeh-Chung, Jack as a Director         Mgmt          For                            For

2.iii  Re-elect Mr. Chao Ming-Cheng, Eric as a Director          Mgmt          For                            For

2.iv   Re-elect Mr. Chi Lo-Jen, Stephen as a Director            Mgmt          For                            For

2.v    Authorize the Board [Board] of Directors to               Mgmt          For                            For
       fix the remuneration of the Directors

3.     Re-appoint Deloitte Touche Tohmatsu as the Auditors       Mgmt          For                            For
       for the YE 31 DEC 2008 and authorize the Board
       to fix their remuneration

4.     Authorize the Directors, pursuant to the rules            Mgmt          Against                        Against
       governing the listing of securities on the
       stock exchange of Hong Kong Limited and all
       other applicable laws, to allot, issue and
       deal with additional shares [Shares] of HKD
       0.10 each in the share capital of the Company
       and make or grant offers, agreements and options
       [including warrants, bonds and debentures convertible
       into shares] during and after the relevant
       period, not exceeding the aggregate of 20%
       of the aggregate nominal amount of the issued
       share capital of the Company; otherwise than
       pursuant to i) a rights issue; or ii) the exercise
       of options granted under the Long Term Incentive
       Scheme or similar arrangement for the time
       being adopted by the Company from time to time;
       or iii) any scrip dividend or similar arrangements
       providing for allotment and issue of shares
       in lieu of the whole or part of a dividend
       on shares in accordance with the Articles of
       Association [Articles of Association] of the
       Company and other relevant regulations in force
       from time to time; or iv) any issue of shares
       upon the exercise of rights of subscription
       or conversion under the terms of any warrants
       of the Company or any securities which are
       convertible into Shares; [Authority expires
       the earlier of the conclusion of the next AGM
       of Company; or the expiration of the period
       within which the next AGM of the Company is
       required by the Articles of Association or
       any applicable law of the Cayman Islands to
       be held]

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares [Shares] of HKD 0.10 each in the share
       capital of the Company during the relevant
       period, on the Stock Exchange of Hong Kong
       Limited [Stock Exchange] or any other stock
       exchange on which Shares may be listed and
       recognized by the Securities and Futures Commission
       of Hong Kong [SFC] and the stock exchange for
       such purpose, and subject to and in accordance
       with the rules and regulations of the SFC,
       the Stock Exchange, the Companies Law, Chapter
       22 [Law 3 of 1961, as consolidated and revised]
       of the Cayman Islands and all other applicable
       laws as amended from time to time in this regard,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of Company; or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association or any applicable law of the Cayman
       Islands to be held]

6.     Approve, conditional upon the passing of Resolutions      Mgmt          Abstain                        Against
       4 and 5, to extend the general mandate granted
       to the Directors to allot, issue and deal with
       the shares pursuant to Resolution 4, by an
       amount representing the aggregate nominal amount
       of the share capital repurchased pursuant to
       Resolution 5, provided that such amount does
       not exceed 10% of the aggregate nominal amount
       of the issued share capital of the Company
       at the date of passing the Resolution 5




--------------------------------------------------------------------------------------------------------------------------
 SUZLON ENERGY LTD                                                                           Agenda Number:  701325296
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8315Y101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Jul-2007
        ISIN:  INE040H01013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited balance sheet               Mgmt          For                            For
       as at 31 MAR 2007 and the profit & loss account
       for the year ending on that date together with
       the Directors' report and the Auditors' report
       thereon

2.     Approve the payment of interim dividend on equity         Mgmt          For                            For
       shares for the year 2006-2007

3.     Re-appoint Mr. Girish R. Tanti as a Director,             Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Mr. V. Raghuraman as a Director,               Mgmt          For                            For
       who retires by rotation

5.     Appoint M/s. SNK & Company, Chartered Accountants,        Mgmt          For                            For
       Pune and M/s. S. R. Batliboi & Company, Chartered
       Accountants, Pune as the Auditors and approve
       to fix their remuneration

6.     Appoint Mr. Ajay Relan as a Director of the               Mgmt          For                            For
       Company, whose is liable to retire by rotation

S.7    Approve and ratify, pursuant to Section 61 and            Mgmt          For                            For
       other applicable provisions, if any, of the
       Companies Act, 1956 variation in the utilization
       of IPO proceeds: i) to re-allocate INR 64.30
       crore being the amount allocated for the proposed
       Modular Tower Manufacturing facility at Hyderabad
       for use for capitalization of the Company's
       subsidiaries and/or for growth opportunities
       in domestic and international markets; ii)
       re-allocate an aggregate amount of INR 106.54
       crore allocated for various purposes, namely,
       a) expansion of existing storage capacity at
       Pondicherry, b) capitalization of subsidiary
       for forging & foundry, c) capitalization of
       Rotor Blade Manufacturing subsidiary in the
       USA, d) investment in marketing subsidiary
       in Denmark, e) capitalization of research &
       development subsidiaries in The Netherlands
       and Germany, f) construction of Suzlon House
       at Pune, g) additional offices at Pune, h)
       new office at New Delhi and i) issue expenses,
       which remains unutilized till date for capitalization
       of the Company's subsidiaries and/or for growth
       opportunities in domestic and international
       markets; authorize Mr. Tulsi R. Tanti, Chairman
       & Managing Director, Mr. Girish R. Tanti, wholetime
       Director, Mr. Kirti J. Vagadia, Head-Finance
       and Mr. Hemal A. Kanuga, the Company Secretary
       of the Company to do all such acts, deeds,
       matters and things and sign forms, deeds, documents,
       agreements, contracts, undertakings, declarations,
       confirmations, letters and such other papers
       as may be necessary, desirable and expedient
       for giving effect to the deviation in the use
       of the IPO proceeds




--------------------------------------------------------------------------------------------------------------------------
 TAEWOONG CO LTD                                                                             Agenda Number:  701475736
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y8365T101                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  KR7044490001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement expected cash             Mgmt          For                            For
       dividend KRW 100 per common share

2.     Amend the Articles of Incorporation                       Mgmt          For                            For

3.     Elect the Directors                                       Mgmt          For                            For

4.     Approve the remuneration limit of the Directors           Mgmt          For                            For

5.     Approve the remuneration limit of the Auditors            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TEKFEN HOLDING AS, ISTANBUL                                                                 Agenda Number:  701546840
--------------------------------------------------------------------------------------------------------------------------
    Security:  M8788F103                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:  TRETKHO00012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening and elect the Presidential Board                  Mgmt          For                            For

2.     Authorize the Board to sign the minutes for               Mgmt          For                            For
       the General Board Meeting

3.     Approve the activity report of the Board of               Mgmt          For                            For
       Directors, and reports of the auditing commission
       and independent Auditor together with the financial
       table and its footnotes, all pertaining to
       the accounting period between 01 JAN 2007 to
       31 DEC 2007

4.     Approve the resolving through deliberation the            Mgmt          For                            For
       proposal of the Board of Directors for the
       distribution of the profit pertaining to the
       accounting period of 2007

5.     Approve to submit the information to the General          Mgmt          For                            For
       Board Company's profit distribution policy

6.     Approve the member of the Board of Director's             Mgmt          For                            For
       and the Auditing Commission from the activities
       and the operation 2007

7.     Elect the Auditors and the members of the Board           Mgmt          For                            For
       of Directors

8.     Approve the wages to be paid to the member of             Mgmt          For                            For
       the Board of Director's and the Auditing Commission
       in the accounting period of 2008

9.     Approve the assignment of the independent Auditing        Mgmt          For                            For
       Company that has been elected by the resolution
       of the Board of Directors dated: 22 NOV 2007
       AND Numbered: 470, while within the frame of
       the Capital markets Board arrangements and
       the Capital Markets Legislation

10.    Approve to inform the general Board on the donations      Mgmt          For                            For
       made within the accounting period between 01
       JAN 2007 to 31 DEC 2007

11.    Authorize the Members of the Board of Directors           Mgmt          For                            For
       to conduct the businesses indicated in 334th
       and the 335th Articles of the Turkish Commercial
       Law

12.    Wishes and Requests                                       Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG                                                 Agenda Number:  701390065
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88170207                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Nov-2007
        ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, conditional upon [i] the Listing Committee       Mgmt          For                            For
       of The Stock Exchange of Hong Kong Limited
       [the "Stock Exchange"] granting or agreeing
       to grant [subject to allotment] and not having
       withdrawn or revoked the listing of, and permission
       to deal in, the Offer Shares [as defined below],
       the Warrants [as defined below] and the Shares
       which may fall to be issued upon the exercise
       of the Warrants to be allotted and issued to
       the qualifying shareholders of the Company
       pursuant to the terms and conditions of the
       Open Offer [as defined below]; [ii] the registration
       and filing of all relevant documents relating
       to the Open Offer required by law to be registered
       or filed with the Registrar of Companies in
       Hong Kong; and [iii] the obligations of 3V
       Capital Limited [the "Underwriter"] under the
       underwriting agreement dated 25 SEP 2007 [the
       "Underwriting Agreement" including, if any,
       all supplemental agreements relating thereto]
       made between the Company and the Underwriter
       becoming unconditional and the Underwriting
       Agreement not being terminated in accordance
       with the terms thereof prior to 4:00 p.m. on
       the second business day after the date which
       is the latest time for acceptance of, and payment
       for, the Offer Shares [as defined below]: the
       issue, by way of an open offer, of 225,853,983
       new shares of par value of HKD 0.20 each [the
       "Shares"] in the issued share capital of the
       Company [the "Open Offer"], such 225,853,983
       new Shares [the "Offer Shares"] to be issued
       at a price of HKD 6.00 per Offer Share [the
       "Subscription Price"] to the Shareholders whose
       names appear on the register of members of
       the Company on the date by reference to which
       entitlements under the Open Offer will be determined
       [other than those Shareholders [the "Excluded
       Shareholders"] with registered addresses outside
       Hong Kong and whom the Directors of the Company
       [the "Directors"], after making relevant enquiry,
       considers their exclusion from the Open Offer
       to be necessary or expedient on account either
       of the legal restrictions under the laws of
       the relevant jurisdiction or any requirements
       of the relevant regulatory body or stock exchange
       in that jurisdiction] in the proportion of
       one Offer Share for every five Shares then
       held and otherwise pursuant to and in accordance
       with the terms and conditions as specified;
       b] the issue of 225,853,983 warrants [the "Warrants"]
       which entitle the holder thereto to subscribe
       for Shares at an initial price of HKD 10.00
       per Share [subject to adjustment], on the basis
       of one unit of subscription right for every
       one Offer Share taken up [the "Warrant Issue"];
       [c] the issue of 225,853,983 new Shares which
       fall to be issued upon the exercise of the
       Warrants pursuant to the Warrant Issue; [d]
       [i] authorize the Directors to allot and issue
       the Offer Shares and the Warrants pursuant
       to or in connection with the Open Offer and
       the Warrant Issue notwithstanding that the
       same may be offered, allotted or issued otherwise
       than pro rata to the existing Shareholders
       and, in particular, [ii] and to make such exclusions
       or other arrangements in relation to fractional
       entitlements or Excluded Shareholders as they
       may, at their absolute discretion, deem necessary
       or expedient or appropriate; [e] approve and
       ratify the Underwriting Agreement, and all
       the transactions contemplated under the Underwriting
       Agreement, and authorize the Directors to do
       such acts and execute such other documents
       with or without amendments and affix the common
       seal of the Company thereto [if required] as
       they may consider necessary, desirable or expedient
       to carry out or give effect to or otherwise
       in connection with or in relation to the Underwriting
       Agreement; and [f] and to do all such acts
       and execute such other documents with or without
       amendments and affix the common seal of the
       Company thereto [if required] as they may consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with or in relation to the Open Offer and the
       Warrant Issue

2.     Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the ordinary resolution numbered 1, to repurchase
       securities [i.e. Shares or Warrants to be issued
       under the Warrant Issue] up to the aggregate
       nominal amount not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of the passing
       of this Resolution as enlarged [subject to
       the completion of the Open Offer] by the allotment
       and issue of the Offer Shares and the aggregate
       nominal amount of subscription rights attaching
       to all Warrants outstanding which may be repurchased
       by the Company pursuant to the approval in
       this resolution above shall not exceed 10%
       of the aggregate nominal amount of subscription
       rights attaching to all Warrants outstanding
       as at the date of the passing of this Resolution
       [subject to the completion of the Warrant Issue],
       and such approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company, or any other applicable
       Law to be held]

3.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of the ordinary resolution numbered
       2, to allot and issue or otherwise deal with
       additional Shares or securities convertible
       into Shares, options, warrants or similar rights
       to subscribe for any Shares, and to make or
       grant offers, agreements and options which
       might require the exercise of such powers,
       subject to and in accordance with all applicable
       laws during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       and amongst other things not exceeding 20%
       of the aggregate nominal amount of the issued
       share capital of the Company, otherwise than
       pursuant to: i] a rights issue; ii] the exercise
       of rights of subscription or conversion under
       the terms of any Warrants issued by the Company
       or any securities which are convertible into
       Shares; or iii] the exercise of any options
       granted under any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to employees of the Company
       and/ or any of its subsidiaries of any options
       to subscribe for, Shares or rights to acquire
       Shares; iv] any scrip dividend or similar arrangement
       providing for the allotment of Shares in lieu
       of the whole or part of a dividend on the Shares
       in accordance with the articles of association
       of the Company from time to time; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company, or any other applicable Law
       to be held]

4.     Approve, conditional upon the passing of the              Mgmt          For                            For
       ordinary resolutions numbered 2 and 3, to extend
       the general mandate granted to the Directors,
       to allot, issue or otherwise deal with additional
       shares pursuant to the ordinary resolution
       numbered 3 by the addition to the aggregate
       nominal amount of the share capital of the
       Company which may be allotted by the Directors
       pursuant to such general mandate an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to the ordinary resolution numbered
       2, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the passing of this Resolution as enlarged
       by the allotment and issue of the Offer Shares

5.     Authorize the Directors, subject to the Listing           Mgmt          For                            For
       Committee of the Stock Exchange granting the
       listing of, and permission to deal in, the
       Offer Shares, the Warrants and the Shares which
       may fall to be issued upon the exercise of
       the Warrants either unconditionally or subject
       to such condition as may be reasonably acceptable
       to the Company, to allot and issue up to a
       maximum of not more than 225,853,983 Offer
       Shares, 225,853,983 Warrants which entitle
       the holder thereto to subscribe for Shares
       at an initial price of HKD 10.00 per Share
       [subject to adjustment] and 225,853,983 new
       Shares which fall to be issued upon the exercise
       of the Warrants pursuant to the Warrant Issue,
       to qualifying shareholders in accordance with
       the terms and conditions of the Open Offer;
       and to do all such acts and things, to sign
       and execute all such further documents and
       to take such steps as the Directors may in
       their discretion consider necessary, appropriate,
       desirable or expedient to give effect to or
       in connection with the allotment and issue
       of the Offer Shares, the Warrants and new Shares
       which fall to be issued upon the exercise of
       the Warrants




--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG                                                 Agenda Number:  701411869
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88170207                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, conditional upon [i] the Listing Committee       Mgmt          For                            For
       of The Stock Exchange of Hong Kong Limited
       [the "Stock Exchange"] granting or agreeing
       to grant [subject to allotment] and not having
       withdrawn or revoked the listing of, and permission
       to deal in, the Revised Offer Shares [as defined
       below], the Warrants [as defined below] and
       the Shares which may fall to be issued upon
       the exercise of the Warrants to be allotted
       and issued to the qualifying shareholders of
       the Company pursuant to the terms and conditions
       of the Revised Open Offer [as defined below];
       [ii] the registration and filing of all relevant
       documents relating to the Revised Open Offer
       required by law to be registered or filed with
       the Registrar of Companies in Hong Kong; and
       [iii] the obligations of 3V Capital Limited
       [the "Underwriter"] under the underwriting
       agreement dated 25 SEP 2007 [the "Underwriting
       Agreement" including, if any, all supplemental
       agreements relating thereto] made between the
       Company and the Underwriter becoming unconditional
       and the Underwriting Agreement not being terminated
       in accordance with the terms thereof prior
       to 4:00 p.m. on the second business day after
       the date which is the latest time for acceptance
       of, and payment for, the Revised Offer Shares
       [as defined below]: the issue, by way of an
       open offer, of 251,853,983 new shares of par
       value of HKD 0.20 each [the "Shares"] in the
       issued share capital of the Company [the "Revised
       Open Offer"], such 251,853,983 new Shares [the
       "Revised Offer Shares"] to be issued at a price
       of HKD 6.00 per Revised Offer Share [the "Subscription
       Price"] to the Shareholders whose names appear
       on the register of members of the Company on
       the date by reference to which entitlements
       under the Revised Open Offer will be determined
       [other than those Shareholders [the "Excluded
       Shareholders"] with registered addresses outside
       Hong Kong and whom the Directors of the Company
       [the "Directors"], after making relevant enquiry,
       considers their exclusion from the Revised
       Open Offer to be necessary or expedient on
       account either of the legal restrictions under
       the laws of the relevant jurisdiction or any
       requirements of the relevant regulatory body
       or stock exchange in that jurisdiction] in
       the proportion of one Revised Offer Share for
       every five Shares then held and otherwise pursuant
       to and in accordance with the terms and conditions
       as specified; b] the issue of 251,853,983 warrants
       [the "Warrants"] which entitle the holder thereto
       to subscribe for Shares at an initial price
       of HKD 10.00 per Share [subject to adjustment],
       on the basis of one unit of subscription right
       for every one Revised Offer Share taken up
       [the "Warrant Issue"]; [c] the issue of 251,853,983
       new Shares which fall to be issued upon the
       exercise of the Warrants pursuant to the Warrant
       Issue; [d] [i] authorize the Directors to allot
       and issue the Revised Offer Shares and the
       Warrants pursuant to or in connection with
       the Revised Open Offer and the Warrant Issue
       notwithstanding that the same may be offered,
       allotted or issued otherwise than pro rata
       to the existing Shareholders and, in particular,
       [ii] and to make such exclusions or other arrangements
       in relation to fractional entitlements or Excluded
       Shareholders as they may, at their absolute
       discretion, deem necessary or expedient or
       appropriate; [e] approve and ratify the Underwriting
       Agreement, and all the transactions contemplated
       under the Underwriting Agreement, and authorize
       the Directors to do such acts and execute such
       other documents with or without amendments
       and affix the common seal of the Company thereto
       [if required] as they may consider necessary,
       desirable or expedient to carry out or give
       effect to or otherwise in connection with or
       in relation to the Underwriting Agreement;
       and [f] and to do all such acts and execute
       such other documents with or without amendments
       and affix the common seal of the Company thereto
       [if required] as they may consider necessary,
       desirable or expedient to carry out or give
       effect to or otherwise in connection with or
       in relation to the Revised Open Offer and the
       Warrant Issue

2.     Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the Resolution 1, to repurchase securities
       [i.e. Shares or Warrants to be issued under
       the Warrant Issue] up to the aggregate nominal
       amount not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       Resolution as enlarged [subject to the completion
       of the Revised Open Offer] by the allotment
       and issue of the Revised Offer Shares and the
       aggregate nominal amount of subscription rights
       attaching to all Warrants outstanding which
       may be repurchased by the Company pursuant
       to the approval in this resolution above shall
       not exceed 10% of the aggregate nominal amount
       of subscription rights attaching to all Warrants
       outstanding as at the date of the passing of
       this Resolution [subject to the completion
       of the Warrant Issue], and such approval shall
       be limited accordingly; and the general mandate
       granted to the Directors to exercise the powers
       of the Company to repurchase the Shares as
       approved by the Shareholders in the AGM held
       on 18 MAY 2007 [the 2007 AGM] is revoked [without
       prejudice to any valid exercise of such general
       mandate prior to the passing of this Resolution];
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company, or any other applicable
       Law to be held]

3.     Authorize the Directors of the Company, in addition       Mgmt          Against                        Against
       to the existing authorities, subject to the
       passing of the Resolution 2, to allot and issue
       or otherwise deal with additional Shares or
       securities convertible into Shares, options,
       warrants or similar rights to subscribe for
       any Shares, and to make or grant offers, agreements
       and options which might require the exercise
       of such powers, subject to and in accordance
       with all applicable laws during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company and amongst other things not
       exceeding 20% of the aggregate nominal amount
       of the issued share capital of the Company,
       otherwise than pursuant to: i] a rights issue;
       ii] the exercise of rights of subscription
       or conversion under the terms of any Warrants
       issued by the Company or any securities which
       are convertible into Shares; or iii] the exercise
       of any options granted under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to employees of the
       Company and/ or any of its subsidiaries of
       any options to subscribe for, Shares or rights
       to acquire Shares; iv] any scrip dividend or
       similar arrangement providing for the allotment
       of Shares in lieu of the whole or part of a
       dividend on the Shares in accordance with the
       articles of association of the Company from
       time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company,
       or any other applicable Law to be held]

4.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       Resolutions 2 and 3, to extend the general
       mandate granted to the Directors, to allot,
       issue or otherwise deal with additional shares
       pursuant to the Resolution 3 by the addition
       to the aggregate nominal amount of the share
       capital of the Company which may be allotted
       by the Directors pursuant to such general mandate
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to the Resolution 2, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of the
       passing of this Resolution as enlarged by the
       allotment and issue of the Revised Offer Shares

5.     Authorize the Directors, subject to the Listing           Mgmt          For                            For
       Committee of the Stock Exchange granting the
       listing of, and permission to deal in, the
       Revised Offer Shares, the Warrants and the
       Shares which may fall to be issued upon the
       exercise of the Warrants either unconditionally
       or subject to such condition as may be reasonably
       acceptable to the Company, to allot and issue
       up to a maximum of not more than 251,853,983
       Offer Shares, 251,853,983 Warrants which entitle
       the holder thereto to subscribe for Shares
       at an initial price of HKD 10.00 per Share
       [subject to adjustment] and 251,853,983 new
       Shares which fall to be issued upon the exercise
       of the Warrants pursuant to the Warrant Issue,
       to qualifying shareholders in accordance with
       the terms and conditions of the Revised Open
       Offer; and to do all such acts and things,
       to sign and execute all such further documents
       and to take such steps as the Directors may
       in their discretion consider necessary, appropriate,
       desirable or expedient to give effect to or
       in connection with the allotment and issue
       of the Offer Shares, the Warrants and new Shares
       which fall to be issued upon the exercise of
       the Warrants




--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG                                                 Agenda Number:  701441329
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88170207                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jan-2008
        ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the conditional Sale and              Mgmt          For                            For
       Purchase Agreement dated 03 DEC 2007 [the Agreement]
       entered into between Tian An China Hotel and
       Property Investments Company Limited as the
       vendor, Lead Step Holdings Limited as the purchaser,
       Tian An China Investments Company Limited [the
       Company] as the vendor's guarantor and Mr.
       Fong Ting as the purchaser's guarantor, for
       (i) the Sale and Purchase of 2,121,212 shares
       of USD 1.00 each [the Sale Shares], representing
       approximately 15.15% of the issued share capital
       of Asia Coast Investments Limited [Asia Coast];
       (ii) the Sale and Purchase of 11,878,788 shares
       of USD 1.00 each [the Option Shares], representing
       approximately 84.85% of the issued share capital
       of Asia Coast at an aggregate consideration
       for the sale and purchase of both the Sale
       Shares and the Option Shares at HKD 660,000,000.00
       [subject to adjustments]; and (iii) all other
       transactions contemplated in the Agreement
       [as specified]; and authorize the Directors
       of the Company amongst other matters, to sign,
       execute, perfect, deliver or to authorize signing,
       executing, perfecting and delivering all such
       documents and deeds, and to do or doing all
       such acts, matters and things as he may in
       his discretion consider necessary, expedient
       or desirable to give effect to and implement
       the terms of the Agreement




--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG                                                 Agenda Number:  701556598
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88170207                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Ng Qing Hai as a Director.                   Mgmt          For                            For

3.B    Re-elect Mr. Li Chi Kong as a Director                    Mgmt          For                            For

3.C    Re-elect Mr. Ngai Wah Sang as a Director                  Mgmt          For                            For

3.D    Re-elect Mr. Xu Su Jing as a Director                     Mgmt          For                            For

3.E    Re-elect Ms. Lisa Yang Lai Sum as a Director              Mgmt          For                            For

3.F    Approve to fix the Director's fees                        Mgmt          For                            For

4.     Re-appoint Messers. Deloitte Touche Tohmatsu              Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

5.A    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue or otherwise deal with additional shares
       of the Company [shares] or securities convertible
       into shares options, warrants or similar rights
       to subscribe for any shares and to make or
       grant offers, agreements and options during
       and after the relevant period, not exceeding
       20% of the aggregate number of the shares in
       issue at the date of passing this resolution,
       otherwise than pursuant to i) a rights issue
       [as specified]; or ii) the exercise of rights
       of subscription or conversion attaching to
       any warrants issued by the Company or any securities
       which are convertible into shares; or iii)
       the exercise of any option granted under any
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       employees of the Company and/or any of its
       subsidiaries of any options to subscribe for,
       or rights to acquire shares; and iv) any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares, in accordance
       with the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Laws to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares and outstanding warrants of the Company,
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange on which the shares
       of the Company may be listed and recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and the stock exchange
       under the Hong Kong Code on share repurchases,
       subject to and in accordance with all applicable
       Laws and regulations, not exceeding 10% of
       the aggregate number of the shares in issue
       at the date of passing this resolution and
       10% of the Warrants at the date of the passing
       of this resolution respectively; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or any applicable Laws to be
       held]

5.C    Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       5[A] and 5[B] as specified, to extend the general
       mandate granted to the Directors to exercise
       the powers of the Company to allot, issue or
       otherwise deal with additional securities of
       the Company pursuant to Resolution 5[A] as
       specified and by the addition thereto the number
       of such shares repurchased by the Company under
       the authority granted pursuant to Resolution
       5[B] as specified, not exceeding 10% of the
       aggregate number of shares in issue at the
       date of the passing of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 ULTRAPETROL (BAHAMAS) LIMITED                                                               Agenda Number:  932752086
--------------------------------------------------------------------------------------------------------------------------
    Security:  P94398107                                                             Meeting Type:  Annual
      Ticker:  ULTR                                                                  Meeting Date:  08-Aug-2007
        ISIN:  BSP943981071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO VOTE FOR, AGAINST OR WITHHOLD FROM VOTING              Mgmt          For                            For
       ON THE APPROVAL OF THE FINANCIAL STATEMENTS
       OF THE COMPANY FOR THE YEAR ENDED 31 DECEMBER,
       2006 AND THE AUDITORS REPORT THEREON. APPROVAL
       OF THE AUDITED FINANCIAL STATEMENTS AND AUDITORS
       REPORT.

2A     RE-ELECTION OF THE DIRECTOR: FELIPE MENENDEZ              Mgmt          For                            For
       ROSS

2B     RE-ELECTION OF THE DIRECTOR: RICARDO MENENDEZ             Mgmt          For                            For
       ROSS

2C     RE-ELECTION OF THE DIRECTOR: JAMES F. MARTIN              Mgmt          For                            For

2D     RE-ELECTION OF THE DIRECTOR: KATHERINE A. DOWNS           Mgmt          For                            For

2E     RE-ELECTION OF THE DIRECTOR: LEONARD J. HOSKINSON         Mgmt          For                            For

2F     RE-ELECTION OF THE DIRECTOR: MICHAEL C. HAGAN             Mgmt          For                            For

2G     RE-ELECTION OF THE DIRECTOR: GEORGE WOOD                  Mgmt          For                            For

03     TO RATIFY AND CONFIRM ALL ACTS, TRANSACTIONS              Mgmt          For                            For
       AND PROCEEDINGS OF DIRECTORS, OFFICERS AND
       EMPLOYEES OF THE COMPANY FOR THE FINANCIAL
       YEAR ENDED 31 DECEMBER, 2006 AND INDEMNIFYING
       THE DIRECTORS, OFFICERS AND EMPLOYEES AGAINST
       ALL CLAIMS.




--------------------------------------------------------------------------------------------------------------------------
 VSMPO-AVISMA CORPORATION, VERHNAYA SALDA                                                    Agenda Number:  701590540
--------------------------------------------------------------------------------------------------------------------------
    Security:  X98053105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  30-Jun-2008
        ISIN:  RU0009100291
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the annual report, balance sheet, profit          Mgmt          For                            For
       and loss statement for the year 2007

2.     Approve the profit and loss distribution and              Mgmt          For                            For
       dividend payment for the year 2007, on remuneration
       to the Board of Directors and Audit Commission

3.     Elect the Board of Directors                              Mgmt          For                            For

4.     Elect the Audit Commission                                Mgmt          For                            For

5.     Approve the External Auditor                              Mgmt          For                            For

6.     Approve the participation in non commercial               Mgmt          Abstain                        Against
       organization of the exporters of metal production




--------------------------------------------------------------------------------------------------------------------------
 WELSPUN GUJARAT STAHL ROHREN  LTD                                                           Agenda Number:  701339764
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9535F120                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Aug-2007
        ISIN:  INE191B01025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the balance sheet as at 31              Mgmt          For                            For
       MAR 2007 and the Profit and Loss Account for
       the YE on that date and the report of the Directors
       and the Auditors thereon

2.     Declare the dividend on preference and equity             Mgmt          For                            For
       shares

3.     Re-appoint Shri. G.R. Goenka as a Director,               Mgmt          For                            For
       who retires by rotation

4.     Re-appoint Shri. R.R. Mandawewala as a Director,          Mgmt          For                            For
       who retires by rotation

5.     Re-appoint Shri. M.L. Mittal as a Director,               Mgmt          For                            For
       who retires by rotation

6.     Re-appoint M/s. MGB & Co., Chartered Accountants          Mgmt          For                            For
       as the Statutory Auditors, who retire at the
       meeting

7.     Re-appoint Shri. G.R. Goenka as the Vice Chairman         Mgmt          For                            For
       and Managing Director of the Company, pursuant
       to Section 198, 269, 309 and 310 and other
       applicable provisions, if any, of the Companies
       Act, 1956 [the Act] and Schedule XIII to the
       Act and subject to such other approval of Banks
       and Financial Institutions and such other approval
       as may be required under the Act or otherwise,
       for a period of 5 years with effective from
       01 JUL 2007 on an aggregate remuneration up
       to a limit of INR 55 lacs per annum irrespective
       of adequacy of profits and in addition he shall
       be entitled to 1% commission on profits as
       computed under the Sections 349 and 350 of
       the Companies Act, 1956; authorize the Board
       of Directors to vary, alter, increase, enhance
       or widen the scope of the remuneration, to
       the extent specified in Schedule XIII to the
       Act as amended from time to time; to increase
       the aforesaid ceiling with effective from 01
       APR 2008 and thereafter at the end of every
       12 months by not more than 25% of the remuneration
       drawn in the preceding year; and to enter into
       agreement/issue letter of increase in remuneration
       and to do all such acts, deeds, matters and
       things as may be considered necessary, desirable
       or expedient for the purpose of giving effect
       to this resolution

8.     Approve, pursuant to Section 198, 309 and 310             Mgmt          For                            For
       and other applicable provisions, if any, of
       the Companies Act, 1956 [the Act] and Schedule
       XIII to the Act and subject to such other approval,
       sanction if any, as may be required, to increase
       the remuneration of Shri. M.L. Mittal, Executive
       Director   Finance, with effective from 01
       APR 2007 from INR 42.50 Lacs per annum to INR
       65 Lacs per annum irrespective of adequacy
       of profits; that Shri. M. L. Mittal be eligible
       to participate in the Employee Stock Option
       Scheme as may be approved by the Company; and
       authorize the Board of Directors to vary, alter,
       increase, enhance or widen the scope of the
       remuneration, to the extent specified in Schedule
       XIII and other applicable provisions, if any
       of the Act as amended from time to time; to
       increase the aforesaid remuneration with effective
       from 01 APR 2008 and thereafter at the end
       of every 12 months by not more than 25% of
       the remuneration drawn in the preceding FY;
       and to enter into agreement/issue letter of
       increase in remuneration and to do all such
       acts, deeds, matters and things as may be considered
       necessary, desirable or expedient for the purpose
       of giving effect to this resolution

9.     Approve, pursuant to Section 198, 309 and 310             Mgmt          For                            For
       and other applicable provisions, if any, of
       the Companies Act, 1956 [the Act] and Schedule
       XIII to the Act and subject to such other approval,
       sanction, if any, as may be required, approval
       of Members of the Company, to increase the
       remuneration of Shri. Braja K. Mishra-Chief
       Executive Officer and Executive Director with
       effective from 01 APR 2007 from INR 103 Lacs
       per annum to INR 150 Lacs per annum irrespective
       of adequacy of profits; that Shri. Braja K.
       Mishra be eligible to participate in the Employee
       Stock Option Scheme as approved by the Company;
       and authorize the Board of Directors to vary,
       alter, increase, enhance or widen the scope
       of the remuneration, to the extent specified
       in Schedule XIII and other applicable provisions,
       if any of the Act as amended from time to time;
       to increase the aforesaid ceiling on 01 APR
       2008 and thereafter at the end of every 12
       months by not more than 25% of the remuneration
       drawn in the preceding FY; and to enter into
       agreement/issue letter of increase in remuneration
       and to do all such acts, deeds, matters and
       things as may be considered necessary, desirable
       or expedient for the purpose of giving effect
       to this resolution




--------------------------------------------------------------------------------------------------------------------------
 WILMAR INTERNATIONAL LTD                                                                    Agenda Number:  701536914
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9586L109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  SG1T56930848
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited accounts for the            Mgmt          For                            For
       YE 31 DEC 2007 and the reports of the Directors
       and Auditors thereon

2.     Approve the payment of a final tax exempt [one-tier]      Mgmt          For                            For
       dividend of SGD 0.026 per ordinary share for
       the YE 31 DEC 2007

3.     Approve the payment of Directors' fees of SGD             Mgmt          For                            For
       360,000 for the YE 31 DEC 2007 [2006: SGD 150,000]

4.     Re-elect Mr. Martua Sitorus as a Director, who            Mgmt          For                            For
       retires under Article 104 in accordance with
       the Company's Articles of Association

5.     Re-elect Mr. Chua Phuay Hee as a Director, who            Mgmt          For                            For
       retires under Article 104 in accordance with
       the Company's Articles of Association

6.     Re-elect Mr. Teo Kim Yong as a Director, who              Mgmt          For                            For
       retires under Article 104 in accordance with
       the Company's Articles of Association

7.     Re-elect Mr. Kwok Kian Hai as a Director, who             Mgmt          For                            For
       retires under Article 108 in accordance with
       the Company's Articles of Association

8.     Re-elect Mr. Lee Hock Kuan as a Director, who             Mgmt          For                            For
       retires under Article 108 in accordance with
       the Company's Articles of Association

9.     Re-elect Mr. Kuok Khoon Ean as a Director, who            Mgmt          For                            For
       retires under Article 108 in accordance with
       the Company's Articles of Association

10.    Re-elect Mr. John Daniel Rice as a Director,              Mgmt          For                            For
       who retires under Article 108 in accordance
       with the Company's Articles of Association

11.    Re-appoint Ernst & Young as the Auditors of               Mgmt          For                            For
       the Company and to authorize the Directors
       to fix their remuneration

12.    Approve, for the renewal of the mandate for               Mgmt          For                            For
       the purposes of Chapter 9 of the Listing Manual
       of Singapore Exchange Securities Trading Limited,
       for the Company, its subsidiaries and associated
       Companies [within the meaning of the said Chapter
       9] or any of them to enter into transactions
       falling within the categories of Interested
       Person Transactions as set out in the Company's
       Addendum to Shareholders dated 14 APR 2008
       [being an addendum to the Annual Report of
       the Company for the FYE 31 DEC 2007 [the Addendum]],
       with any party who is of the class or classes
       of interested persons described in the Addendum,
       provided that such transactions are carried
       out on normal commercial terms and will not
       be prejudicial to the interests of the Company
       and its minority shareholders and are in accordance
       with the procedures as set out in the Addendum
       [the IPT Mandate]; [Authority expires until
       the next AGM of the Company is held or is required
       by law to be held]; and authorize the Directors
       of the Company and/or to do all such acts and
       things [including, without limitation, executing
       all such documents as may be required] as they
       and/or he may consider expedient or necessary
       or in the interests of the Company to give
       effect to the IPT Mandate and/or this resolution

13.    Authorize the Directors of the Company to allot           Mgmt          Against                        Against
       and issue shares in the capital of the Company
       that, pursuant to Section 161 of the Companies
       Act, Chapter 50, and the listing rules of the
       Singapore Exchange Securities Trading Limited
       to: issue shares in the capital of the Company
       whether by way of rights, bonus or otherwise;
       make or grant offers, agreements or options
       that might or would require shares to be issued
       or other transferable rights to subscribe for
       or purchase shares [collectively, Instruments]
       including but not limited to the creation and
       issue of warrants, debentures or other instruments
       convertible into shares; and issue additional
       Instruments arising from adjustments made to
       the number of Instruments previously issued,
       while the authority conferred by shareholders
       was in force, in accordance with the terms
       of issue of such Instruments, [notwithstanding
       that such authority conferred by shareholders
       may have ceased to be in force]; at any time
       and upon such terms and conditions and for
       such purposes and to such persons as the Directors
       may in their absolute discretion deem fit;
       and [notwithstanding the authority conferred
       by the shareholders may have ceased to be in
       force] issue shares in pursuance of any Instrument
       made or granted by the Directors while the
       authority was in force or any additional Instrument
       referred to in [a][iii] above provided always
       that the aggregate number of shares to be issued
       pursuant to this resolution [including shares
       to be issued in pursuance of Instruments made
       or granted pursuant to this resolution] does
       not exceed 50% of the issued shares [excluding
       treasury shares] in the capital of the Company,
       of which the aggregate number of shares [including
       shares to be issued in pursuance of Instruments
       made or granted pursuant to this resolution]
       to be issued other than on a pro rata basis
       to shareholders of the Company does not exceed
       20% of the issued shares [excluding treasury
       shares] in the capital of the Company, and
       for the purpose of this resolution, the percentage
       of the issued shares shall be based on the
       number of issued shares [excluding treasury
       shares] in the capital of the Company at the
       time this resolution is passed, after adjusting
       for: new shares arising from the conversion
       or exercise of convertible securities that
       have been approved or may be approved by shareholders
       from time to time; new shares arising from
       exercising share options or vesting of share
       awards outstanding or subsisting at the time
       this resolution is passed; and/or any subsequent
       bonus issue, consolidation or subdivision of
       the Company's shares; and [Authority expired
       earlier the conclusion of the next AGM or the
       date by which the next AGM of the Company is
       required by law to be held]

14.    Authorize the Directors of the Company to grant           Mgmt          For                            For
       options and issue shares under the Executives'
       Share Option Scheme of the Company to offer
       and grant options from time to time in accordance
       with the provisions of the Executives' Share
       Option Scheme of the Company [the Share Scheme]
       and, pursuant to Section 161 of the Companies
       Act, Chapter 50, to allot and issue from time
       to time such number of shares in the capital
       of the Company as may be required to be issued
       pursuant to the exercise of options granted
       [while the authority conferred by this Resolution
       is in force] under the Share Scheme, notwithstanding
       that the authority conferred by this resolution
       may have ceased to be in force, provided that
       the aggregate number of shares to be issued
       pursuant to the Share Scheme shall not exceed
       15% of the issued shares of the capital of
       the Company from time to time, as determined
       in accordance with the provisions of the Share
       Scheme




--------------------------------------------------------------------------------------------------------------------------
 WON IK QUARTZ CORPORATION, KUMI                                                             Agenda Number:  701470786
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9690J107                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  05-Mar-2008
        ISIN:  KR7074600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect the External Auditors                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WON IK QUARTZ CORPORATION, KUMI                                                             Agenda Number:  701467208
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9690J107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  14-Mar-2008
        ISIN:  KR7074600008
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          For                            For

2.     Approve the limit of remuneration of the Directors        Mgmt          For                            For

3.     Approve the limit of remuneration of the Auditors         Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WOORI FIN HLDGS CO LTD                                                                      Agenda Number:  701478148
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y9695X119                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Mar-2008
        ISIN:  KR7053000006
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the financial statement                           Mgmt          For                            For

2.     Approve the partial amendment to the Articles             Mgmt          For                            For
       of Incorporation

3.     Elect the Auditor Committee Member as a Outside           Mgmt          For                            For
       Director

4.     Approve the limit of remuneration for the Directors       Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 XXI CENTY INVTS PUB LTD                                                                     Agenda Number:  701408381
--------------------------------------------------------------------------------------------------------------------------
    Security:  M9866J108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  CY0009731015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       Auditors of the Company and the audited financial
       statements of the Company for the YE 31 DEC
       2006

2.     Receive the report of the Directors and the               Mgmt          For                            For
       Auditors of the Company and the audited financial
       statements of the Company for the 6 months
       ended 30 JUN 2007

3.     Re-elect Mr. Lev Partskhaladze as a Director              Mgmt          For                            For
       of the Company

4.     Re-elect Mr. Taras Kytovyy as a Director of               Mgmt          For                            For
       the Company

5.     Re-elect Mr. Andriy Myrhorodsky as a Director             Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Jaroslav Kinach as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Mr. Yiannos Georgallides as a Director           Mgmt          For                            For
       of the Company

8.     Re-elect Mr. Olena Volska as a Director of the            Mgmt          For                            For
       Company

9.     Re-elect Mr. Mark Iwashko as a Director of the            Mgmt          For                            For
       Company

10     Re-appoint Baker Tilly Proios Limited the retiring        Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to determine their remuneration

11.A   Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from USD 400,000, divided into
       40,000,000 ordinary shares of USD 0.01, to
       USD 500,000, divide into 50,000,000 ordinary
       shares of USD 0.01, by the creation of 10,000,000
       new ordinary shares of USD 0.01

S.11B  Approve, subject to and conditional upon the              Mgmt          Against                        Against
       passing of Resolution 11.A above: i) the pre-emption
       rights of the shareholders, with regard to
       the Placing Shares and disapplied for the period
       ending on the date of the next AGM of the Company;
       and ii) the pre-emption rights of the shareholders
       with regard to the issue of any warrants authorized
       by the Company from time to time and the issue
       of Warrant Shares and disapplied for the maximum
       period permitted by Cypriot Law

11.C   Authorize the Directors of the Company, subject           Mgmt          Abstain                        Against
       to and conditional upon the passing of Resolution
       11.A and S.11.B above, pursuant to the authority
       conferred upon them by the passing of the Resolutions
       11.A and S.11.B above, as if Section 60B of
       the Law did not apply thereto for a period
       ending on the date of the next AGM of the Company,
       to allot the Placing Shares [subject to the
       AIM Rules] as they see fit

11.D   Approve, subject to and conditional upon the              Mgmt          Abstain                        Against
       passing of Resolution 11.C above, and notwithstanding
       any provision of the Articles of Association,
       the Company shall not required to issue any
       share certificates in respect of the Placing
       Shares

11.E   Ratify and approve the authority of the Board             Mgmt          Against                        Against
       of Directors to enter into transactions to
       acquire property on behalf of the Company using
       ordinary shares as consideration, in all cases
       in accordance with the provisions of the Law;
       the authority and power of the Board of Directors
       in this respect shall be for the maximum period
       allowed by the Law

S.11F  Amend Article 1 of the Articles of Association            Mgmt          For                            For
       of the Company as specified

11.G   Authorize the Directors and Secretary of the              Mgmt          Abstain                        Against
       Company, subject to and conditional upon the
       passing of Resolutions 11.A, S.11.B, 11.C,
       11.D, 11.E and S.11.F above, both jointly and
       severally, in co-operation with the legal consultants
       of the Company in Cyprus, Messrs. Mouaimis
       & Mouaimis, of Limassol, Cyprus, to do all
       such acts and to sign and file with the Registrar
       of Companies in Nicosia, Cyprus, all such documents
       as are necessary or appropriate to give effect
       to the above Resolutions




--------------------------------------------------------------------------------------------------------------------------
 YANZHOU COAL MNG CO LTD                                                                     Agenda Number:  701579077
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y97417102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-Jun-2008
        ISIN:  CNE1000004Q8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the working report of the Board of Directors      Mgmt          For                            For
       of the Company [the Board] for the YE 31 DEC
       2007

2.     Approve the working report of the Supervisory             Mgmt          For                            For
       Committee of the Company for the YE 31 DEC
       2007

3.     Approve the audited financial statements of               Mgmt          For                            For
       the Company as at and for the YE 31 DEC 2007

4.     Approve the profit distribution plan [the cash            Mgmt          For                            For
       dividend distribution plans] of the Company
       for the YE 31 DEC 2007 and authorize the Board
       to distribute such dividend to shareholders
       of the Company

5.1    Re-appoint Mr. Wang Xin as a Non-Worker Representative    Mgmt          For                            For
       Executive Director of the 4th session of the
       Board for a term of 3 years, which will become
       effective upon the conclusion of the AGM

5.2    Re-appoint Mr. Geng Jiahuai as a Non-Worker               Mgmt          For                            For
       Representative Executive Director of the 4th
       session of the Board for a term of 3 years,
       which will become effective upon the conclusion
       of the AGM

5.3    Re-appoint Mr. Yang Deyu as a Non-Worker Representative   Mgmt          For                            For
       Executive Director of the 4th session of the
       Board for a term of 3 years, which will become
       effective upon the conclusion of the AGM

5.4    Re-appoint Mr. Shi Xuerang as a Non-Worker Representative Mgmt          For                            For
       Executive Director of the 4th session of the
       Board for a term of 3 years, which will become
       effective upon the conclusion of the AGM

5.5    Re-appoint Mr. Chen Changchun as a Non-Worker             Mgmt          For                            For
       Representative Executive Director of the 4th
       session of the Board for a term of 3 years,
       which will become effective upon the conclusion
       of the AGM

5.6    Re-appoint Mr. Wu Yuxiang as a Non-Worker Representative  Mgmt          For                            For
       Executive Director of the 4th session of the
       Board for a term of 3 years, which will become
       effective upon the conclusion of the AGM

5.7    Re-appoint Mr. Wang Xinkun as a Non-Worker Representative Mgmt          For                            For
       Executive Director of the 4th session of the
       Board for a term of 3 years, which will become
       effective upon the conclusion of the AGM

5.8    Re-appoint Mr. Zhang Baocai as a Non-Worker               Mgmt          For                            For
       Representative Executive Director of the 4th
       session of the Board for a term of 3 years,
       which will become effective upon the conclusion
       of the AGM

6.I    Re-appoint Mr. Pu Hongjiu as a Independent Non-Executive  Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of 3 years, which will become effective
       upon the conclusion of the AGM

6.II   Appoint Mr. Zhai Xigui as a Independent Non-Executive     Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of 3 years, which will become effective
       upon the conclusion of the AGM

6III   Appoint Mr. Li Weian as a Independent Non-Executive       Mgmt          For                            For
       Director of the 4th session of the Board for
       a term of 3 years, which will become effective
       upon the conclusion of the AGM

6.IV   Re-appoint Mr. Wang Junyan as a Independent               Mgmt          For                            For
       Non-Executive Director of the 4th session of
       the Board for a term of 3 years, which will
       become effective upon the conclusion of the
       AGM

7.I    Re-appoint Mr. Song Guo as a Non-worker Representative    Mgmt          For                            For
       Supervisors of the 4th session of the Supervisory
       Committee, which will become effective upon
       conclusion of the AGM

7.II   Re-appoint Mr. Zhou Shoucheng as a Non-Worker             Mgmt          For                            For
       Representative Supervisors of the 4th session
       of the Supervisory Committee, which will become
       effective upon conclusion of the AGM

7.III  Appoint Mr. Zhang Shengdong as a Non-Worker               Mgmt          For                            For
       Representative Supervisors of the 4th session
       of the Supervisory Committee, which will become
       effective upon conclusion of the AGM

7.IV   Appoint Ms. Zhen Ailan as a Non-Worker Representative     Mgmt          For                            For
       Supervisors of the 4th session of the Supervisory
       Committee, which will become effective upon
       conclusion of the AGM

8.     Approve to determine the remuneration of the              Mgmt          For                            For
       Directors and the Supervisors of the Company
       for the YE 31 DEC 2008

9.     Approve the Purchase of Liability Insurance               Mgmt          For                            For
       for the Directors, Supervisors and Senior Officers

10.    Approve the appointments of Grant Thornton and            Mgmt          For                            For
       Shine Wing Certified Public Accountants Limited
       as the Company's international and PRC Auditors
       for the year 2008, respectively, and an aggregate
       annual remuneration of RMB 6.96 million for
       the annual auditing and internal control evaluation
       auditing services, and authorize the Board
       to fix and pay their other service fees

S.11   Approve, the unconditional general mandate granted        Mgmt          For                            For
       to the Board to issue, allot and deal with
       additional H Shares in the share capital of
       the Company and to make or grant offers, agreements
       and options in respect thereof, subject to
       the following terms during or after the end
       of the relevant period shall not exceed 20
       % of the number of H Shares in issue as at
       the date of the this resolution; and the Board
       will only exercise its power under such mandate
       in accordance with the Company Law of the PRC
       and the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       [as amended from time to time] and only if
       all necessary approvals from the China Securities
       Regulatory Commission and/or other relevant
       PRC government authorities are obtained; [Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or the expiration of
       a 12-month period]; and contingent on the directors
       and authorize the Board to approve, execute
       and do or procure to be executed and done,
       all such documents, deeds and things as it
       may consider relevant in connection with the
       issue of such new shares including, but not
       limited to, determining the time and place
       of issue, making all necessary applications
       to the relevant authorities and entering into
       an underwriting agreement [or any other agreement],
       to determine the use of proceeds and to make
       all necessary filings and registrations with
       the relevant PRC, Hong Kong and other authorities,
       and to make such amendments to the Articles
       of Association as it thinks fit so as to reflect
       the increase in registered capital of the Company
       and to reflect the new share capital structure
       of the Company under the intended allotment
       and issue of the shares of the Company pursuant
       to this resolution

S.12   Authorize the Board to repurchase the issued              Mgmt          For                            For
       H Shares of the Company on the Hong Kong Stock
       Exchange, subject to and in accordance with
       all applicable laws, rules and regulations
       and/or requirements of the governmental or
       regulatory body of securities in the PRC, the
       Hong Kong Stock Exchange or of any other governmental
       or regulatory body and the aggregate nominal
       value of H Shares of the Company authorized
       to be repurchased subject to the approval in
       this resolution during the relevant period
       shall not exceed 10% of the aggregate nominal
       value of the issued H Shares of the Company
       as at the date of the passing of this resolution;
       the passing of a special resolution with the
       same terms as the resolution set out in this
       resolution [except for this sub-paragraph at
       the AGM of the Company to be held on 27 JUN
       2008 and the passing of a special resolution
       with the same terms as the resolution set out
       in this resolution [except for this sub-paragraph
       at a class meeting for the holders of H Shares
       and at a class meeting of the holders of Domestic
       Shares to be convened for such purpose; and
       the relevant PRC regulatory authorities as
       may be required by laws, rules and regulations
       of the PRC being obtained by the Company if
       appropriate; and the Company not being required
       by any of its creditors to repay or to provide
       guarantee in respect of any amount due to any
       of them [or if the Company is so required by
       any of its creditors, the Company having, in
       its absolute discretion, repaid or provided
       guarantee in respect of such amount] pursuant
       to the notification procedure as specified
       in Article 30 of the Articles of Association
       of the Company subject to the approval of all
       relevant PRC regulatory authorities for the
       repurchase of such H Shares being granted,
       to: amend the Articles of Association of the
       Company as it thinks fit so as to reduce the
       registered share capital of the Company and
       to reflect the new capital structure of the
       Company upon the repurchase of H Shares of
       the Company as contemplated in this resolution;
       and file the amended Articles of Association
       of the Company with the relevant governmental
       authorities of the PRC and Conditional upon:
       the special resolutions relating to the general
       mandate for the issue of additional H Shares;
       the special resolution for the grant of a general
       mandate to repurchase shares at the AGM and;
       the special resolutions as specified in the
       class meeting for the holders of H Shares and
       class meeting for the holders of Domestic Shareholders,
       respectively, being passed, the aggregate nominal
       amount of the H Shares of the Company which
       will be repurchased by the Company subject
       to the authority of the Directors granted under
       the special resolutions pursuant to the AGM
       and the class meetings shall be added to the
       aggregate nominal amount of share capital that
       may be allotted or agreed conditionally or
       unconditionally to be allotted by the Directors
       of the Company pursuant to S.11 [Authority
       expires the earlier at the conclusion of the
       next AGM of the Company or the expiration of
       a 12-month period]



VAN ECK WORLDWIDE HARD ASSETS FUND
--------------------------------------------------------------------------------------------------------------------------
 ADDAX PETROLEUM CORPORATION                                                                 Agenda Number:  932912202
--------------------------------------------------------------------------------------------------------------------------
    Security:  00652V102                                                             Meeting Type:  Annual
      Ticker:  ADXTF                                                                 Meeting Date:  26-Jun-2008
        ISIN:  CA00652V1022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     REAPPOINTMENT OF DELOITTE & TOUCHE LLP, CHARTERED         Mgmt          For                            For
       ACCOUNTANTS, AS AUDITOR OF THE CORPORATION
       FOR THE ENSUING YEAR, AT SUCH REMUNERATION
       AS MAY BE APPROVED BY THE AUDIT COMMITTEE OF
       THE CORPORATION.

02     DIRECTOR
       PETER DEY                                                 Mgmt          For                            For
       S. PAUL DE HEINRICH                                       Mgmt          For                            For
       JEAN CLAUDE GANDUR                                        Mgmt          For                            For
       GERRY MACEY                                               Mgmt          For                            For
       BRIAN ANDERSON                                            Mgmt          For                            For
       AFOLABI OLADELE                                           Mgmt          For                            For
       JAMES DAVIE                                               Mgmt          For                            For
       WESLEY TWISS                                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 AGNICO-EAGLE MINES LIMITED                                                                  Agenda Number:  932850464
--------------------------------------------------------------------------------------------------------------------------
    Security:  008474108                                                             Meeting Type:  Annual and Special
      Ticker:  AEM                                                                   Meeting Date:  09-May-2008
        ISIN:  CA0084741085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LEANNE M. BAKER                                           Mgmt          For                            For
       DOUGLAS R. BEAUMONT                                       Mgmt          For                            For
       SEAN BOYD                                                 Mgmt          For                            For
       BERNARD KRAFT                                             Mgmt          For                            For
       MEL LEIDERMAN                                             Mgmt          For                            For
       JAMES D. NASSO                                            Mgmt          For                            For
       EBERHARD SCHERKUS                                         Mgmt          For                            For
       HOWARD R. STOCKFORD                                       Mgmt          For                            For
       PERTTI VOUTILAINEN                                        Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS AUDITORS              Mgmt          For                            For
       OF THE CORPORATION AND AUTHORIZING THE DIRECTORS
       TO FIX THEIR REMUNERATION.

03     AN ORDINARY RESOLUTION APPROVING AN AMENDMENT             Mgmt          For                            For
       TO AGNICO-EAGLE'S EMPLOYEE SHARE PURCHASE PLAN.

04     AN ORDINARY RESOLUTION APPROVING AN AMENDMENT             Mgmt          For                            For
       OF AGNICO-EAGLE'S STOCK OPTION PLAN.

05     AN ORDINARY RESOLUTION CONFIRMING THE ADOPTION            Mgmt          For                            For
       OF THE AMENDED AND RESTATED BY-LAWS OF THE
       COMPANY.




--------------------------------------------------------------------------------------------------------------------------
 ALPHA NATURAL RESOURCES, INC.                                                               Agenda Number:  932847241
--------------------------------------------------------------------------------------------------------------------------
    Security:  02076X102                                                             Meeting Type:  Annual
      Ticker:  ANR                                                                   Meeting Date:  14-May-2008
        ISIN:  US02076X1028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARY ELLEN BOWERS                                         Mgmt          For                            For
       JOHN S. BRINZO                                            Mgmt          For                            For
       HERMANN BUERGER                                           Mgmt          For                            For
       KEVIN S. CRUTCHFIELD                                      Mgmt          For                            For
       E. LINN DRAPER, JR.                                       Mgmt          For                            For
       GLENN A. EISENBERG                                        Mgmt          For                            For
       JOHN W. FOX, JR.                                          Mgmt          For                            For
       MICHAEL J. QUILLEN                                        Mgmt          For                            For
       TED G. WOOD                                               Mgmt          For                            For

02     TO APPROVE THE AMENDMENT AND RESTATEMENT OF               Mgmt          For                            For
       THE 2005 LONG-TERM INCENTIVE PLAN.

03     TO APPROVE THE 2008 ANNUAL INCENTIVE BONUS PLAN.          Mgmt          For                            For

04     TO RATIFY THE APPOINTMENT OF KPMG LLP AS INDEPENDENT      Mgmt          For                            For
       AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 ANADARKO PETROLEUM CORPORATION                                                              Agenda Number:  932851973
--------------------------------------------------------------------------------------------------------------------------
    Security:  032511107                                                             Meeting Type:  Annual
      Ticker:  APC                                                                   Meeting Date:  20-May-2008
        ISIN:  US0325111070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOHN R. BUTLER, JR.                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: LUKE R. CORBETT                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN R. GORDON                      Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT    Mgmt          For                            For
       AUDITORS.

03     APPROVAL OF 2008 OMNIBUS INCENTIVE COMPENSATION           Mgmt          For                            For
       PLAN.

04     APPROVAL OF 2008 DIRECTOR COMPENSATION PLAN.              Mgmt          For                            For

05     STOCKHOLDER PROPOSAL - DECLASSIFICATION OF BOARD          Shr           Against                        For

06     STOCKHOLDER PROPOSAL - AMENDMENT TO NON-DISCRIMINATION    Shr           Against                        For
       POLICY




--------------------------------------------------------------------------------------------------------------------------
 ANGLO AMERICAN PLC, LONDON                                                                  Agenda Number:  701486703
--------------------------------------------------------------------------------------------------------------------------
    Security:  G03764134                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Apr-2008
        ISIN:  GB00B1XZS820
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements of the Company           Mgmt          For                            For
       and the Group and the reports of the Directors
       and Auditors for the YE 31 DEC 2007

2.     Declare a final dividend of 86 US cents, payable          Mgmt          For                            For
       on 30 APR 2008 to those shareholders registered
       at the close of business on 14 MAR 2008

3.     Elect Sir C. K. Chow as a Director of the Company         Mgmt          For                            For

4.     Re-elect Mr. Chris Fay as a Director of the               Mgmt          For                            For
       Company

5.     Re-elect Sir Rob Margetts as a Director of the            Mgmt          For                            For
       Company

6.     Re-elect Mr. Rene Medori as a Director of the             Mgmt          For                            For
       Company

7.     Re-elect Mr. Karel Van Miertt as a Director               Mgmt          For                            For
       of the Company

8.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company for the ensuing year

9.     Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

10.    Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007 as specified

11.    Approve, to resolve that the rules of the Anglo           Mgmt          For                            For
       American Sharesave Option Plan [the Sharesave
       Plan]; and authorize the Directors to make
       such modifications to the Sharesave Plan as
       they may consider necessary to obtain the relevant
       tax authorities or to take account of the requirements
       of the Financial Services Authority and best
       practice and to adopt the Sharesave Plan as
       so modified and do all such acts and things
       necessary to operate the Sharesave Plan

S.12   Approve, to resolve that the rules of the Anglo           Mgmt          For                            For
       American Discretionary Option Plan [the Discretionary
       Plan]; and authorize the Directors to make
       such modifications to the Discretionary Plan
       as they may consider necessary to obtain the
       relevant tax authorities or to take account
       of the requirements of the Financial Services
       Authority and best practice and to adopt the
       Discretionary Plan as so modified and do all
       such acts and things necessary to operate the
       Discretionary Plan

S.13   Approve, to resolve that the subscription for             Mgmt          For                            For
       new shares and the acquisition of treasury
       shares pursuant to the Trust Deed and Rules
       of the Anglo American Share Incentive Plan
       [the SIP]

S.14   Approve to renew the authority to allot relevant          Mgmt          For                            For
       securities conferred on the Directors by Article
       9.2 of the Company's Articles of Association,
       up to an aggregate nominal amount of USD 72.5
       million [131.95 million ordinary shares]; [Authority
       expires at the AGM of the Company in 2009]

S.15   Approve to renew the power, subject to the passing        Mgmt          For                            For
       of ordinary Resolution 14, to allot equity
       securities wholly for cash conferred on the
       Directors by Article 9.3 of the Company's Articles
       of Association, up to an aggregate nominal
       amount of USD 36 million [65.5 million ordinary
       shares]; [Authority expires at the AGM of the
       Company in 2009]

S.16   Authorize the Company, for the purpose of Section         Mgmt          For                            For
       166 of the Companies Act 1985, to make market
       purchases [Section 163(3) of the Companies
       Act 1985] of 198 million ordinary shares of
       54 86/91 US cents each in the capital of the
       Company, at a minimum price of 54 86/91 US
       cents in the each capital of the Company authorized
       to be acquired is 198 million and the maximum
       price which may be paid for anordinary shares
       of 54 86/91 US cents; up to 105% of the average
       middle market quotations for such shares derived
       from the London Stock Exchange Daily Official
       List, over the previous 5 business days, on
       which such ordinary share is contracted to
       be purchased and the amount stipulated by Article
       5(1) of the buy back and stabilization regulations
       2003; [Authority expires at the conclusion
       of the AGM of the Company in 2009]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

S.17   Amend the Articles of Association as specified            Mgmt          For                            For
       with effect from the end of this meeting; and
       adopt, with effect from 0.01 a.m. on 01 OCT
       2008, or any later date on which Section 175
       of the Companies Act 2006 comes into effect,
       the new Articles A of the Company, pursuant
       this resolution be amended; i) for the purposes
       of Section 175 of the Companies Act 2006 so
       that the Directors be given power in the Articles
       of Association of the Company to authorize
       certain conflicts of interest described in
       that Section; and ii) by the deletion of Articles
       94, 95 and 96 in their entirely and by the
       insertion in their place of new Articles 94,
       94A, 95, 95A and 96 such amendments as specified
       and all necessary and consequential numbering
       amendments be made to the Articles of Association
       of the Company




--------------------------------------------------------------------------------------------------------------------------
 ARCELORMITTAL                                                                               Agenda Number:  932754220
--------------------------------------------------------------------------------------------------------------------------
    Security:  03937E101                                                             Meeting Type:  Special
      Ticker:  MT                                                                    Meeting Date:  28-Aug-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

02     PROPOSAL TO MERGE MITTAL STEEL COMPANY N.V.               Mgmt          For                            For
       INTO ARCELORMITTAL AS CONTEMPLATED BY THE MERGER
       PROPOSAL (VOORSTEL TOT FUSIE) AND THE EXPLANATORY
       MEMORANDUM (TOELICHTING OP HET VOORSTEL TOT
       FUSIE) DATED AS OF JUNE 25, 2007, INCLUDING
       THE AUTHORITY OF THE BOARD OF DIRECTORS TO
       COMPLETE THE MERGER.




--------------------------------------------------------------------------------------------------------------------------
 ARCELORMITTAL                                                                               Agenda Number:  932781809
--------------------------------------------------------------------------------------------------------------------------
    Security:  03937E101                                                             Meeting Type:  Special
      Ticker:  MT                                                                    Meeting Date:  05-Nov-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE MERGER WHEREBY ARCELORMITTAL              Mgmt          For                            For
       SHALL MERGE INTO ARCELOR BY WAY OF ABSORPTION
       BY ARCELOR OF ARCELORMITTAL AND WITHOUT LIQUIDATION
       OF ARCELORMITTAL (THE "MERGER"), ALL AS MORE
       FULLY DESCRIBED IN THE PROXY STATEMENT.

02     DISCHARGE OF THE DIRECTORS AND THE AUDITOR OF             Mgmt          For                            For
       ARCELORMITTAL AND DETERMINATION OF THE PLACE
       WHERE THE BOOKS AND RECORDS OF ARCELORMITTAL
       WILL BE KEPT FOR A PERIOD OF FIVE YEARS.




--------------------------------------------------------------------------------------------------------------------------
 ARCELORMITTAL                                                                               Agenda Number:  932875911
--------------------------------------------------------------------------------------------------------------------------
    Security:  03938L104                                                             Meeting Type:  Annual
      Ticker:  MT                                                                    Meeting Date:  13-May-2008
        ISIN:  US03938L1044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A1     APPROVAL OF THE ANNUAL ACCOUNTS FOR THE 2007              Mgmt          No vote
       FINANCIAL YEAR

A2     APPROVAL OF THE CONSOLLDATED FINANCIAL STATEMENTS         Mgmt          No vote
       FOR THE 2007 FINANCIAL YEAR

A3     DETERMINATION OF THE AMOUNT OF FEES, THE COMPENSATION     Mgmt          No vote
       AND ATTENDANCE FEES TO BE ALLOCATED TO THE
       BOARD OF DIRECTORS

A4     ALLOCATION OF RESULTS AND DETERMINATION OF THE            Mgmt          No vote
       DIVIDEND

A5     DISCHARGE OF THE DIRECTORS                                Mgmt          No vote

A6     STATUTORY ELECTIONS OF FOUR (4) DIRECTORS                 Mgmt          No vote

A7     ELECTION OF LEWIS B. KADEN AS MEMBER OF THE               Mgmt          No vote
       BOARD OF DIRECTORS

A8     ELECTION OF IGNACIO FERNANDEZ TOXO AS MEMBER              Mgmt          No vote
       OF THE BOARD OF DIRECTORS

A9     ELECTION OF ANTOINE SPILLMANN AS MEMBER OF THE            Mgmt          No vote
       BOARD OF DIRECTORS

A10    ELECTION OF MALAY MUKHERJEE AS MEMBER OF THE              Mgmt          No vote
       BOARD OF DIRECTORS

A11    RENEWAL OF THE AUTHORIZATION OF THE BOARD OF              Mgmt          No vote
       DIRECTORS OF THE COMPANY AND OF THE CORPORATE
       BODIES OF OTHER COMPANIES

A12    APPOINTMENT OF DELOITTE SA AS INDEPENDENT COMPANY         Mgmt          No vote
       AUDITOR

A13    DECISION TO AUTHORISE THE BOARD OF DIRECTORS              Mgmt          No vote
       TO ISSUE STOCK OPTIONS OR OTHER EQUITY BASED
       AWARDS TO THE EMPLOYEES

A14    DECISION TO AUTHORISE THE BOARD OF DIRECTORS              Mgmt          No vote
       TO PUT IN PLACE AN EMPLOYEE SHARE PURCHASE
       PLAN

E15    DECISION TO INCREASE THE AUTHORISED SHARE CAPITAL         Mgmt          No vote
       OF THE COMPANY, ALL AS MORE FULLY DESCRIBED
       IN THE PROXY STATEMENT




--------------------------------------------------------------------------------------------------------------------------
 BPZ RESOURCES, INC                                                                          Agenda Number:  932897955
--------------------------------------------------------------------------------------------------------------------------
    Security:  055639108                                                             Meeting Type:  Annual
      Ticker:  BZP                                                                   Meeting Date:  20-Jun-2008
        ISIN:  US0556391086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GORDON GRAY                                               Mgmt          For                            For
       E. BARGER MILLER, III                                     Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF JOHNSON             Mgmt          For                            For
       MILLER & CO., CPA'S PC AS THE COMPANY'S INDEPENDENT
       PUBLIC ACCOUNTANTS.




--------------------------------------------------------------------------------------------------------------------------
 BRAZILIAN RESOURCES INC.                                                                    Agenda Number:  932815179
--------------------------------------------------------------------------------------------------------------------------
    Security:  105913107                                                             Meeting Type:  Annual and Special
      Ticker:  BRZRF                                                                 Meeting Date:  11-Mar-2008
        ISIN:  CA1059131070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTORS FOR ALL OF THE NOMINEES             Mgmt          Abstain                        Against
       LISTED IN THE INFORMATION CIRCULAR.

02     REAPPOINTMENT OF AUDITORS.                                Mgmt          For                            For

03     IN RESPECT OF AMENDMENTS OF THE CORPORATION'S             Mgmt          For                            For
       ARTICLES OF INCORPORATION (I) TO REDUCE THE
       NUMBER OF AUTHORIZED SHARES OF THE CORPORATION'S
       COMMON STOCK TO EFFECT A ONE FOR FIVE REVERSE
       STOCK SPLIT OF THE CORPORATION'S COMMON STOCK
       AND THEREAFTER (II) TO RESTORE THE EXISTING
       NUMBER OF AUTHORIZED SHARES OF THE CORPORATION'S
       COMMON STOCK.

04     IN RESPECT TO THE EXTENSION OF THE EXPIRY DATE            Mgmt          For                            For
       OF ANY OPTION OUTSTANDING UNDER THE CORPORATION'S
       STOCK OPTION PLAN (THE "STOCK OPTION PLAN")
       THAT WOULD OTHERWISE EXPIRE DURING OR WITHIN
       10 BUSINESS DAYS FOLLOWING A TRADING BLACK-OUT.

05     IN RESPECT OF THE AMENDMENT TO THE STOCK OPTION           Mgmt          For                            For
       PLAN TO SPECIFY THE TYPES OF AMENDMENTS TO
       THE STOCK OPTION PLAN OR ANY OUTSTANDING OPTION
       THAT CAN BE MADE BY THE BOARD OF DIRECTORS
       WITHOUT SHAREHOLDER APPROVAL.




--------------------------------------------------------------------------------------------------------------------------
 CAMERON INTERNATIONAL CORPORATION                                                           Agenda Number:  932846984
--------------------------------------------------------------------------------------------------------------------------
    Security:  13342B105                                                             Meeting Type:  Annual
      Ticker:  CAM                                                                   Meeting Date:  14-May-2008
        ISIN:  US13342B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PETER J. FLUOR                                            Mgmt          For                            For
       JACK B. MOORE                                             Mgmt          For                            For
       DAVID ROSS III                                            Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS CAMERON'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932762378
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412209                                                             Meeting Type:  Special
      Ticker:  RIO                                                                   Meeting Date:  30-Aug-2007
        ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PROPOSAL TO AMEND THE COMPANY'S BY-LAWS.                  Mgmt          For                            For

02     PROPOSAL FOR A FORWARD STOCK SPLIT, PURSUANT              Mgmt          For                            For
       TO WHICH EACH AND EVERY CURRENT SHARE ISSUED
       BY THE COMPANY, BOTH COMMON AND PREFERRED,
       SHALL BECOME TWO SHARES OF THE SAME TYPE AND
       CLASS, AS THE CASE MAY BE, AND THE CORRESPONDING
       ADJUSTMENT OF ARTICLE 5 AND ARTICLE 6 OF THE
       COMPANY'S BY-LAWS.

03     CONSOLIDATION OF THE AMENDMENTS TO THE COMPANY'S          Mgmt          For                            For
       BY-LAWS, MENTIONED ABOVE IN ITEMS I AND II
       HEREIN, IF SUCH PROPOSED MODIFICATIONS ARE
       APPROVED.

04     RATIFICATION OF CVRD'S ACQUISITION OF THE CONTROLLING     Mgmt          For                            For
       SHARE OF AMCI HOLDINGS AUSTRALIA, AS REQUIRED
       BY ARTICLE 256 SECTION 1 OF THE BRAZILIAN CORPORATE
       LAW.

05     REPLACEMENT OF A BOARD MEMBER.                            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 COMPANHIA VALE DO RIO DOCE                                                                  Agenda Number:  932874236
--------------------------------------------------------------------------------------------------------------------------
    Security:  204412209                                                             Meeting Type:  Annual
      Ticker:  RIO                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US2044122099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1A    APPRECIATION OF THE MANAGEMENTS' REPORT AND               Mgmt          For                            For
       ANALYSIS, DISCUSSION AND VOTE ON THE FINANCIAL
       STATEMENTS FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2007

O1B    PROPOSAL FOR THE DESTINATION OF PROFITS OF THE            Mgmt          For                            For
       SAID FISCAL YEAR AND APPROVAL OF THE INVESTMENT
       BUDGET FOR THE COMPANY

O1C    APPOINTMENT OF THE MEMBERS OF THE FISCAL COUNCIL          Mgmt          For                            For

O1D    ESTABLISHMENT OF THE REMUNERATION OF THE SENIOR           Mgmt          For                            For
       MANAGEMENT AND FISCAL COUNCIL MEMBERS

E2A    THE APPROVAL FOR THE PROTOCOL AND JUSTIFICATION           Mgmt          For                            For
       OF MERGER OF FERRO GUSA CARAJAS S.A., A WHOLLY
       OWNED SUBSIDIARY OF THE COMPANY, PURSUANT TO
       ARTICLES 224 AND 225 OF THE BRAZILIAN CORPORATE
       LAW

E2B    TO RATIFY THE APPOINTMENT OF DELOITTE TOUCHE              Mgmt          For                            For
       TOHMATSU AUDITORES INDEPENDENTES, THE EXPERTS
       HIRED TO APPRAISE THE VALUE OF THE COMPANY
       TO BE MERGED

E2C    TO DECIDE ON THE APPRAISAL REPORT, PREPARED               Mgmt          For                            For
       BY THE EXPERT APPRAISERS

E2D    THE APPROVAL FOR THE MERGER OF FERRO GUSA CARAJAS         Mgmt          For                            For
       S.A., WITHOUT A CAPITAL INCREASE OR THE ISSUANCE
       OF NEW SHARES BY THE COMPANY




--------------------------------------------------------------------------------------------------------------------------
 CONAGRA FOODS, INC.                                                                         Agenda Number:  932762481
--------------------------------------------------------------------------------------------------------------------------
    Security:  205887102                                                             Meeting Type:  Annual
      Ticker:  CAG                                                                   Meeting Date:  27-Sep-2007
        ISIN:  US2058871029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MOGENS C. BAY                                             Mgmt          For                            For
       STEVEN F. GOLDSTONE                                       Mgmt          For                            For
       W.G. JURGENSEN                                            Mgmt          For                            For
       RUTH ANN MARSHALL                                         Mgmt          For                            For
       GARY M. RODKIN                                            Mgmt          For                            For
       ANDREW J. SCHINDLER                                       Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS            Mgmt          For                            For

03     SHAREHOLDER PROPOSAL REGARDING CONTROLLED ATMOSPHERE      Shr           Abstain                        Against
       KILLING




--------------------------------------------------------------------------------------------------------------------------
 CVR ENERGY, INC.                                                                            Agenda Number:  932860996
--------------------------------------------------------------------------------------------------------------------------
    Security:  12662P108                                                             Meeting Type:  Annual
      Ticker:  CVI                                                                   Meeting Date:  06-Jun-2008
        ISIN:  US12662P1084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN J. LIPINSKI                                          Mgmt          For                            For
       SCOTT L. LEBOVITZ                                         Mgmt          For                            For
       REGIS B. LIPPERT                                          Mgmt          For                            For
       GEORGE E. MATELICH                                        Mgmt          For                            For
       STEVE A. NORDAKER                                         Mgmt          For                            For
       STANLEY DE J. OSBORNE                                     Mgmt          For                            For
       KENNETH A. PONTARELLI                                     Mgmt          For                            For
       MARK E. TOMKINS                                           Mgmt          For                            For

02     TO RATIFY THE SELECTION OF KPMG LLP AS THE COMPANY'S      Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 DARLING INTERNATIONAL INC.                                                                  Agenda Number:  932860263
--------------------------------------------------------------------------------------------------------------------------
    Security:  237266101                                                             Meeting Type:  Annual
      Ticker:  DAR                                                                   Meeting Date:  06-May-2008
        ISIN:  US2372661015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RANDALL C. STUEWE                                         Mgmt          No vote
       O. THOMAS ALBRECHT                                        Mgmt          No vote
       C. DEAN CARLSON                                           Mgmt          No vote
       MARLYN JORGENSEN                                          Mgmt          No vote
       JOHN D. MARCH                                             Mgmt          No vote
       CHARLES MACALUSO                                          Mgmt          No vote
       MICHAEL URBUT                                             Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 DEVON ENERGY CORPORATION                                                                    Agenda Number:  932889655
--------------------------------------------------------------------------------------------------------------------------
    Security:  25179M103                                                             Meeting Type:  Annual
      Ticker:  DVN                                                                   Meeting Date:  04-Jun-2008
        ISIN:  US25179M1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID A. HAGER                                            Mgmt          For                            For
       JOHN A. HILL                                              Mgmt          For                            For
       MARY P. RICCIARDELLO                                      Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF THE COMPANY'S INDEPENDENT       Mgmt          For                            For
       AUDITORS FOR 2008

03     AMEND THE RESTATED CERTIFICATE OF INCORPORATION           Mgmt          For                            For
       TO INCREASE THE NUMBER OF AUTHORIZED SHARES
       OF COMMON STOCK

04     AMEND THE RESTATED CERTIFICATE OF INCORPORATION           Mgmt          For                            For
       TO PROVIDE FOR THE ANNUAL ELECTION OF DIRECTORS




--------------------------------------------------------------------------------------------------------------------------
 DIAMOND OFFSHORE DRILLING, INC.                                                             Agenda Number:  932868992
--------------------------------------------------------------------------------------------------------------------------
    Security:  25271C102                                                             Meeting Type:  Annual
      Ticker:  DO                                                                    Meeting Date:  20-May-2008
        ISIN:  US25271C1027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES S. TISCH                                            Mgmt          For                            For
       LAWRENCE R. DICKERSON                                     Mgmt          For                            For
       JOHN R. BOLTON                                            Mgmt          For                            For
       CHARLES L. FABRIKANT                                      Mgmt          For                            For
       PAUL G. GAFFNEY II                                        Mgmt          For                            For
       HERBERT C. HOFMANN                                        Mgmt          For                            For
       ARTHUR L. REBELL                                          Mgmt          For                            For
       RAYMOND S. TROUBH                                         Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS THE INDEPENDENT AUDITORS OF THE COMPANY
       FOR FISCAL YEAR 2008.




--------------------------------------------------------------------------------------------------------------------------
 EL PASO CORPORATION                                                                         Agenda Number:  932840374
--------------------------------------------------------------------------------------------------------------------------
    Security:  28336L109                                                             Meeting Type:  Annual
      Ticker:  EP                                                                    Meeting Date:  14-May-2008
        ISIN:  US28336L1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JUAN CARLOS BRANIFF                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JAMES L. DUNLAP                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: DOUGLAS L. FOSHEE                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROBERT W. GOLDMAN                   Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ANTHONY W. HALL, JR.                Mgmt          For                            For

1F     ELECTION OF DIRECTOR: THOMAS R. HIX                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: WILLIAM H. JOYCE                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: RONALD L KUEHN, JR.                 Mgmt          For                            For

1I     ELECTION OF DIRECTOR: FERRELL P. MCCLEAN                  Mgmt          For                            For

1J     ELECTION OF DIRECTOR: STEVEN J. SHAPIRO                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: J. MICHAEL TALBERT                  Mgmt          For                            For

1L     ELECTION OF DIRECTOR: ROBERT F. VAGT                      Mgmt          For                            For

1M     ELECTION OF DIRECTOR: JOHN L. WHITMIRE                    Mgmt          For                            For

1N     ELECTION OF DIRECTOR: JOE B. WYATT                        Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.




--------------------------------------------------------------------------------------------------------------------------
 EURASIAN NATURAL RESOURCES CORPORATION PLC, LONDON                                          Agenda Number:  701584357
--------------------------------------------------------------------------------------------------------------------------
    Security:  G3215M109                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  11-Jun-2008
        ISIN:  GB00B29BCK10
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the report and accounts for the YE 31             Mgmt          For                            For
       DEC 2007

2.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 DEC 2007

3.     Elect Dr. Johannes Sittard                                Mgmt          For                            For

4.     Elect Mr. Miguel Perry                                    Mgmt          For                            For

5.     Elect Sir. David Cooksey                                  Mgmt          For                            For

6.     Elect Mr. Gerhard Ammann                                  Mgmt          For                            For

7.     Elect Mr. Marat Beketayev                                 Mgmt          For                            For

8.     Elect Mr. Mehmet Dalman                                   Mgmt          For                            For

9.     Elect Mr. Michael Eggleton                                Mgmt          For                            For

10.    Elect Sir. Paul Judge                                     Mgmt          For                            For

11.    Elect Mr. Kenneth Olisa                                   Mgmt          For                            For

12.    Elect Sir. Richard Sykes                                  Mgmt          For                            For

13.    Elect Mr. Roderick Thomson                                Mgmt          For                            For

14.    Elect Mr. Eduard Utepov                                   Mgmt          For                            For

15.    Elect Mr. Abdraman Yedilbayev                             Mgmt          For                            For

16.    Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors

17.    Grant authority to allot shares                           Mgmt          For                            For

18.    Grant authority to disapply pre-emption rights            Mgmt          For                            For

19.    Grant authority to make market purchases                  Mgmt          For                            For

20.    Adopt the New Articles                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 EXTERRAN HOLDINGS INC.                                                                      Agenda Number:  932852797
--------------------------------------------------------------------------------------------------------------------------
    Security:  30225X103                                                             Meeting Type:  Annual
      Ticker:  EXH                                                                   Meeting Date:  06-May-2008
        ISIN:  US30225X1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JANET F. CLARK                                            Mgmt          For                            For
       ERNIE L. DANNER                                           Mgmt          For                            For
       URIEL E. DUTTON                                           Mgmt          For                            For
       GORDON T. HALL                                            Mgmt          For                            For
       J.W.G. HONEYBOURNE                                        Mgmt          For                            For
       JOHN E. JACKSON                                           Mgmt          For                            For
       WILLIAM C. PATE                                           Mgmt          For                            For
       STEPHEN M. PAZUK                                          Mgmt          For                            For
       STEPHEN A. SNIDER                                         Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS EXTERRAN HOLDINGS, INC.'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 EXXARO RES LTD                                                                              Agenda Number:  701518271
--------------------------------------------------------------------------------------------------------------------------
    Security:  S26949107                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Apr-2008
        ISIN:  ZAE000084992
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual financial statements         Mgmt          For                            For
       for the YE 31 DEC 2007

2.     Re-appoint Deloitte and Touche as the Auditors            Mgmt          For                            For

3.     Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

4.1    Re-elect Mr. U. Khumalo as a Director                     Mgmt          For                            For

4.2    Re-elect Dr. D. Konar as a Director                       Mgmt          For                            For

4.3    Re-elect Mr. R.P. Mohring as a Director                   Mgmt          For                            For

4.4    Re-elect Mr. P.K.V. Ncetezo as a Director                 Mgmt          For                            For

5.     Approve the Non-Executive Directors remuneration          Mgmt          For                            For
       for the period 01 JAN 2008 to 31 DEC 2008

6.     Grant authority to allot and issue shares                 Mgmt          For                            For

7.     Grant authority to allot and issue shares for             Mgmt          For                            For
       cash

8.     Grant authority to repurchase Company shares              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FIRST SOLAR, INC.                                                                           Agenda Number:  932879527
--------------------------------------------------------------------------------------------------------------------------
    Security:  336433107                                                             Meeting Type:  Annual
      Ticker:  FSLR                                                                  Meeting Date:  23-May-2008
        ISIN:  US3364331070
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MICHAEL J. AHEARN                                         Mgmt          No vote
       CRAIG KENNEDY                                             Mgmt          No vote
       JAMES F. NOLAN                                            Mgmt          No vote
       J. THOMAS PRESBY                                          Mgmt          No vote
       BRUCE SOHN                                                Mgmt          No vote
       PAUL H. STEBBINS                                          Mgmt          No vote
       MICHAEL SWEENEY                                           Mgmt          No vote
       JOSE H. VILLARREAL                                        Mgmt          No vote

02     RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS     Mgmt          No vote
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 27,
       2008.




--------------------------------------------------------------------------------------------------------------------------
 FMC TECHNOLOGIES, INC.                                                                      Agenda Number:  932854400
--------------------------------------------------------------------------------------------------------------------------
    Security:  30249U101                                                             Meeting Type:  Annual
      Ticker:  FTI                                                                   Meeting Date:  09-May-2008
        ISIN:  US30249U1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       C. MAURY DEVINE                                           Mgmt          For                            For
       THOMAS M. HAMILTON                                        Mgmt          For                            For
       RICHARD A. PATTAROZZI                                     Mgmt          For                            For

02     APPROVE THE MATERIAL TERMS OF THE PERFORMANCE             Mgmt          For                            For
       GOALS UNDER OUR INCENTIVE COMPENSATION AND
       STOCK PLAN.




--------------------------------------------------------------------------------------------------------------------------
 FNX MINING COMPANY INC.                                                                     Agenda Number:  932890709
--------------------------------------------------------------------------------------------------------------------------
    Security:  30253R101                                                             Meeting Type:  Annual and Special
      Ticker:  FNXMF                                                                 Meeting Date:  29-May-2008
        ISIN:  CA30253R1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       A.T. MACGIBBON                                            Mgmt          For                            For
       ROBERT D. CUDNEY                                          Mgmt          For                            For
       FRANKLIN LORIE DAVIS                                      Mgmt          For                            For
       J. DUNCAN GIBSON                                          Mgmt          For                            For
       DANIEL INNES                                              Mgmt          For                            For
       JOHN LILL                                                 Mgmt          For                            For
       JOHN LYDALL                                               Mgmt          For                            For
       DONALD M. ROSS                                            Mgmt          For                            For
       JAMES WALLACE                                             Mgmt          For                            For

02     IN RESPECT OF THE APPOINTMENT OF KPMG LLP, CHARTERED      Mgmt          For                            For
       ACCOUNTANTS, AS AUDITOR OF THE CORPORATION
       AND TO AUTHORIZE THE BOARD OF DIRECTORS TO
       FIX ITS REMUNERATION.

03     AN ORDINARY RESOLUTION APPROVING AND CONFIRMING           Mgmt          For                            For
       THE CORPORATION'S SHAREHOLDER RIGHTS PLAN,
       SUBSTANTIALLY IN THE FORM OF THE RESOLUTION
       WHICH IS CONTAINED IN THE MANAGEMENT INFORMATION
       CIRCULAR ACCOMPANYING THE NOTICE OF THE ANNUAL
       AND SPECIAL MEETING.




--------------------------------------------------------------------------------------------------------------------------
 FRED.OLSEN ENERGY ASA, OSLO                                                                 Agenda Number:  701578253
--------------------------------------------------------------------------------------------------------------------------
    Security:  R25663106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  27-May-2008
        ISIN:  NO0003089005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       IMPORTANT MARKET PROCESSING REQUIREMENT: A BENEFICIAL     Non-Voting
       OWNER SIGNED POWER OF ATTORNEY (POA) IS REQUIRED
       IN ORDER TO LODGE AND EXECUTE YOUR VOTING INSTRUCTIONS
       IN THIS MARKET. ABSENCE OF A POA, MAY CAUSE
       YOUR INSTRUCTIONS TO BE REJECTED. IF YOU HAVE
       ANY QUESTIONS, PLEASE CONTACT YOUR CLIENT SERVICE
       REPRESENTATIVE

       MARKET RULES REQUIRE DISCLOSURE OF BENEFICIAL             Non-Voting
       OWNER INFORMATION FOR ALL VOTED ACCOUNTS. IF
       AN ACCOUNT HAS MULTIPLE BENEFICIAL OWNERS,
       YOU WILL NEED TO PROVIDE THE BREAKDOWN OF EACH
       BENEFICIAL OWNER NAME, ADDRESS AND SHARE POSITION
       TO YOUR CLIENT SERVICE REPRESENTATIVE. THIS
       INFORMATION IS REQUIRED IN ORDER FOR YOUR VOTE
       TO BE LODGED

1.     Opening of the AGM by the Chairman of the Board,          Mgmt          For                            For
       Ms. Anette S. Olsen

2.     Elect the Chairman for the meeting and 1 shareholder      Mgmt          For                            For
       to sign the minutes together with the Chairman
       and agenda

3.     Receive the Director's report and the annual              Mgmt          For                            For
       accounts for 2007 for Fred Olsen energy parent
       Company and consolidated

4.     Approve the distribution of dividend                      Mgmt          For                            For

5.     Authorize the Board of Directors to increase              Mgmt          For                            For
       the share capital

6.     Authorize the Board of Directors to purchase              Mgmt          For                            For
       the Company's own shares

7.     Receive the statement by the Board of Directors           Mgmt          For                            For
       on the remuneration of the Senior Management

8.     Approve the stipulation of the Board of Director's        Mgmt          For                            For
       fee

9.     Approve the stipulation of the Auditor's fee              Mgmt          For                            For

10.    Elect the Board of Directors                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FREEPORT-MCMORAN COPPER & GOLD INC.                                                         Agenda Number:  932893527
--------------------------------------------------------------------------------------------------------------------------
    Security:  35671D857                                                             Meeting Type:  Annual
      Ticker:  FCX                                                                   Meeting Date:  05-Jun-2008
        ISIN:  US35671D8570
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RICHARD C. ADKERSON                                       Mgmt          For                            For
       ROBERT J. ALLISON, JR.                                    Mgmt          For                            For
       ROBERT A. DAY                                             Mgmt          For                            For
       GERALD J. FORD                                            Mgmt          For                            For
       H. DEVON GRAHAM, JR.                                      Mgmt          For                            For
       J. BENNETT JOHNSTON                                       Mgmt          For                            For
       CHARLES C. KRULAK                                         Mgmt          For                            For
       BOBBY LEE LACKEY                                          Mgmt          For                            For
       JON C. MADONNA                                            Mgmt          For                            For
       DUSTAN E. MCCOY                                           Mgmt          For                            For
       GABRIELLE K. MCDONALD                                     Mgmt          For                            For
       JAMES R. MOFFETT                                          Mgmt          For                            For
       B.M. RANKIN, JR.                                          Mgmt          For                            For
       J. STAPLETON ROY                                          Mgmt          For                            For
       STEPHEN H. SIEGELE                                        Mgmt          For                            For
       J. TAYLOR WHARTON                                         Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF ERNST & YOUNG              Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS.

03     APPROVAL OF THE PROPOSED AMENDMENT TO THE FREEPORT-MCMORANMgmt          For                            For
       COPPER & GOLD INC. AMENDED AND RESTATED CERTIFICATE
       OF INCORPORATION TO INCREASE THE NUMBER OF
       AUTHORIZED SHARES OF COMMON STOCK TO 1,800,000,000.




--------------------------------------------------------------------------------------------------------------------------
 FRONTIER OIL CORPORATION                                                                    Agenda Number:  932828760
--------------------------------------------------------------------------------------------------------------------------
    Security:  35914P105                                                             Meeting Type:  Annual
      Ticker:  FTO                                                                   Meeting Date:  22-Apr-2008
        ISIN:  US35914P1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES R. GIBBS                                            Mgmt          For                            For
       DOUGLAS Y. BECH                                           Mgmt          For                            For
       G. CLYDE BUCK                                             Mgmt          For                            For
       T. MICHAEL DOSSEY                                         Mgmt          For                            For
       JAMES H. LEE                                              Mgmt          For                            For
       PAUL B. LOYD, JR.                                         Mgmt          For                            For
       MICHAEL E. ROSE                                           Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP, INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS,
       AS THE COMPANY'S AUDITORS FOR THE YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 GOLDCORP INC.                                                                               Agenda Number:  932855096
--------------------------------------------------------------------------------------------------------------------------
    Security:  380956409                                                             Meeting Type:  Annual and Special
      Ticker:  GG                                                                    Meeting Date:  20-May-2008
        ISIN:  CA3809564097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       IAN W. TELFER                                             Mgmt          For                            For
       DOUGLAS M. HOLTBY                                         Mgmt          For                            For
       C. KEVIN MCARTHUR                                         Mgmt          For                            For
       JOHN P. BELL                                              Mgmt          For                            For
       LAWRENCE I. BELL                                          Mgmt          For                            For
       BEVERLEY A. BRISCOE                                       Mgmt          For                            For
       PETER J. DEY                                              Mgmt          For                            For
       P. RANDY REIFEL                                           Mgmt          For                            For
       A. DAN ROVIG                                              Mgmt          For                            For
       KENNETH F. WILLIAMSON                                     Mgmt          For                            For

B      IN RESPECT OF THE APPOINTMENT OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS
       AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION;

C      A RESOLUTION APPROVING AMENDMENTS TO THE COMPANY'S        Mgmt          For                            For
       2005 STOCK OPTION PLAN, AS MORE PARTICULARLY
       DESCRIBED IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR;

D      A RESOLUTION APPROVING AMENDMENTS TO THE COMPANY'S        Mgmt          For                            For
       RESTRICTED SHARE PLAN, AS MORE PARTICULARLY
       DESCRIBED IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR;

E      A RESOLUTION CONFIRMING A NEW GENERAL BY-LAW              Mgmt          For                            For
       FOR THE COMPANY, AS MORE PARTICULARLY DESCRIBED
       IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 HESS CORPORATION                                                                            Agenda Number:  932847075
--------------------------------------------------------------------------------------------------------------------------
    Security:  42809H107                                                             Meeting Type:  Annual
      Ticker:  HES                                                                   Meeting Date:  07-May-2008
        ISIN:  US42809H1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       E.E. HOLIDAY                                              Mgmt          For                            For
       J.H. MULLIN                                               Mgmt          For                            For
       J.J. O'CONNOR                                             Mgmt          For                            For
       F.B. WALKER                                               Mgmt          For                            For
       R.N. WILSON                                               Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF ERNST & YOUNG            Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR FISCAL YEAR
       ENDING DECEMBER 31, 2008.

03     PROPOSAL TO DECLASSIFY THE BOARD OF DIRECTORS.            Mgmt          For                            For

04     APPROVAL OF THE 2008 LONG-TERM INCENTIVE PLAN.            Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 HOLLY CORPORATION                                                                           Agenda Number:  932858600
--------------------------------------------------------------------------------------------------------------------------
    Security:  435758305                                                             Meeting Type:  Annual
      Ticker:  HOC                                                                   Meeting Date:  08-May-2008
        ISIN:  US4357583057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       B.P. BERRY                                                Mgmt          For                            For
       M.P. CLIFTON                                              Mgmt          For                            For
       M.R. HICKERSON                                            Mgmt          For                            For
       T.K. MATTHEWS                                             Mgmt          For                            For
       R.G. MCKENZIE                                             Mgmt          For                            For
       J.P. REID                                                 Mgmt          For                            For
       P.T. STOFFEL                                              Mgmt          For                            For

02     RATIFICATION OF THE RECOMMENDATION OF THE COMPANY'S       Mgmt          For                            For
       AUDIT COMMITTEE, ENDORSED BY THE BOARD OF DIRECTORS,
       OF THE SELECTION OF ERNST & YOUNG, LLP, AN
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM,
       AS THE COMPANY'S AUDITOR FOR THE YEAR 2008.




--------------------------------------------------------------------------------------------------------------------------
 ILUKA RESOURCES LTD                                                                         Agenda Number:  701534996
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q4875J104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  AU000000ILU1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Elect Mr. Jenny Seabrook as a Director                    Mgmt          For                            For

2.     Elect Mr. Donald Morley as a Director                     Mgmt          For                            For

3.     Approve to grant of 1 million share rights to             Mgmt          For                            For
       Mr. David Robb

4.     Approve the remuneration report for the year              Mgmt          For                            For
       31 DEC 2007




--------------------------------------------------------------------------------------------------------------------------
 IMPALA PLATINUM HLDGS LTD                                                                   Agenda Number:  701380836
--------------------------------------------------------------------------------------------------------------------------
    Security:  S37840113                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  25-Oct-2007
        ISIN:  ZAE000083648
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial statements for the YE               Non-Voting
       30 JUN 2007

1.     Re-elect Mr. F. J. P. Roux as a Director                  Mgmt          For                            For

2.     Re-elect Mr. J. M. McMahon as a Director                  Mgmt          For                            For

3.     Appoint Mr. D. Earp as a Director                         Mgmt          For                            For

4.     Appoint Mr. F. Jakoet as a Director                       Mgmt          For                            For

5.     Appoint Mr. D.S. Phiri as a Director                      Mgmt          For                            For

6.     Approve to determine the remuneration of the              Mgmt          For                            For
       Directors

7.S1   Authorize the Director of the Company, in terms           Mgmt          For                            For
       of the Company's Articles of Association, by
       way of a general authority to repurchase issued
       shares in the Company or to permit a subsidiary
       of the Company to purchase shares in the Company,
       as and when deemed appropriate, subject to
       the following initiatives: that any such repurchase
       be effected through the order book operated
       by the JSE Limited [JSE] trading system and
       done without any priority understanding or
       agreement between the Company and the counterparty;
       that a paid announcement giving such details
       as may be required in terms of JSE Listings
       Requirements be published when the Company
       or its subsidiaries have repurchased in aggregate
       3% of the initial number of shares in issue,
       as at the time that the general authority was
       granted and for each 3% in aggregate of the
       initial number of shares which are acquired
       thereafter; that a general repurchase may not
       in the aggregate in any 1 FY exceed 10% of
       the number of shares in the Company issued
       share capital at the time this authority is
       given, provided that a subsidiary of the Company
       may not hold at any one time more than 10%
       of the number of issued shares of the Company;
       no purchase will be effected during a prohibited
       period [as specified by the JSE Listings Requirements];
       at any one point in time, the Company may only
       appoint one agent to effect repurchases on
       the Company's behalf, the Company may only
       undertake a repurchase of securities if, after
       such repurchase, the spread requirements of
       the Company comply with JSE Listings Requirements;
       in determining the price at which shares may
       be repurchased in terms of this authority,
       the maximum premium permitted is 10% above
       the weighted average traded price of the shares
       as determined over the 5 days prior to the
       date of repurchase; and may such repurchase
       shall be subject to the Companies Act and the
       applicable provisions of the JSE Listings Requirements,
       the Board of Directors as at the date of this
       notice, has stated in intention to examine
       methods of returning capital to the shareholders
       in terms of the general authority granted at
       the last AGM; the Board believes it to be in
       the best interest of implants that shareholders
       pass a special resolution granting the Company
       and/or its subsidiaries with the flexibility,
       subject to the requirements of the Companies
       Act and the JSE, to purchase shares should
       it be in the interest of implants and/or subsidiaries
       at any time while the general authority subsists;
       the Directors undertake that they will not
       implement any repurchase during the period
       of this general authority unless: the Company
       and the will be able, in the ordinary course
       of business to pay their debts for a period
       of 12 months after the date of the AGM; the
       assets of the Company and the Group will be
       in excess of the combined liabilities of the
       Company and the Group for a period of 2 months
       after the date of the notice of the AGM, the
       assets and liabilities have been recognized
       and measured for this purpose in accordance
       with the accounting policies used in the latest
       audited annual group financial statements;
       the Company's and the Group's ordinary share
       capital and reserves will, after such payment,
       be sufficient to meet their needs fro a period
       of 12 months following the date of the AGM;
       the Company and the Group will, after such
       payment, have sufficient working capital to
       meet their needs for a period of 12 months
       following the date of the AGM; and the sponsor
       of the Company provides a letter to the JSE
       on the adequacy of the working capital in terms
       of Section 2.12 of the JSE Listings Requirements;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or 15 months]

8.S2   Approve and adopt the new Articles of Association         Mgmt          For                            For
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL COAL GROUP, INC.                                                              Agenda Number:  932868055
--------------------------------------------------------------------------------------------------------------------------
    Security:  45928H106                                                             Meeting Type:  Annual
      Ticker:  ICO                                                                   Meeting Date:  14-May-2008
        ISIN:  US45928H1068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BENNETT K. HATFIELD                                       Mgmt          For                            For
       WILBUR L. ROSS, JR.                                       Mgmt          For                            For
       WENDY L. TERAMOTO                                         Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE            Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.

03     TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY           Mgmt          For                            For
       COME BEFORE THE 2008 ANNUAL MEETING OR ANY
       ADJOURNMENT OR POSTPONEMENT THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 JAMES RIVER COAL COMPANY                                                                    Agenda Number:  932919775
--------------------------------------------------------------------------------------------------------------------------
    Security:  470355207                                                             Meeting Type:  Annual
      Ticker:  JRCC                                                                  Meeting Date:  27-Jun-2008
        ISIN:  US4703552079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RONALD J. FLORJANCIC*                                     Mgmt          No vote
       ALAN F. CROWN**                                           Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 KAISER ALUMINUM CORPORATION                                                                 Agenda Number:  932893868
--------------------------------------------------------------------------------------------------------------------------
    Security:  483007704                                                             Meeting Type:  Annual
      Ticker:  KALU                                                                  Meeting Date:  04-Jun-2008
        ISIN:  US4830077040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CAROLYN BARTHOLOMEW                                       Mgmt          For                            For
       JACK A. HOCKEMA                                           Mgmt          For                            For
       GEORGANNE C. PROCTOR                                      Mgmt          For                            For
       BRETT E. WILCOX                                           Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF DELOITTE & TOUCHE          Mgmt          For                            For
       LLP AS KAISER'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER
       31, 2008

03     APPROVAL OF AMENDMENT OF KAISER'S AMENDED AND             Mgmt          For                            For
       RESTATED CERTIFICATE OF INCORPORATION




--------------------------------------------------------------------------------------------------------------------------
 KGEN POWER CORPORATION                                                                      Agenda Number:  932779044
--------------------------------------------------------------------------------------------------------------------------
    Security:  49373X103                                                             Meeting Type:  Annual
      Ticker:  KGENY                                                                 Meeting Date:  14-Nov-2007
        ISIN:  US49373X1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       GERALD LINDNER                                            Mgmt          Withheld                       Against
       WILLIAM GREALIS                                           Mgmt          Withheld                       Against
       W. HARRISON WELLFORD                                      Mgmt          Withheld                       Against
       RAMON BETOLAZA                                            Mgmt          Withheld                       Against
       JOSEPH PIAZZA                                             Mgmt          Withheld                       Against

02     TO RATIFY THE APPOINTMENT BY THE BOARD OF DIRECTORS       Mgmt          Abstain                        Against
       OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE COMPANY FOR THE
       FISCAL YEAR ENDING JUNE 30, 2008.

03     IN ACCORDANCE WITH THEIR DISCRETION UPON SUCH             Mgmt          Abstain                        Against
       OTHER MATTERS AS MAY PROPERLY COME BEFORE THE
       MEETING OR ANY ADJOURNMENTS THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 KGEN POWER CORPORATION                                                                      Agenda Number:  932795303
--------------------------------------------------------------------------------------------------------------------------
    Security:  49373X103                                                             Meeting Type:  Annual
      Ticker:  KGENY                                                                 Meeting Date:  12-Dec-2007
        ISIN:  US49373X1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE AMENDMENT TO THE CERTIFICATE               Mgmt          For                            For
       OF INCORPORATION OF THE COMPANY AND APPROVE
       THE PROPOSED AMENDED AND RESTATED BYLAWS OF
       THE COMPANY.

02     DIRECTOR
       GERALD LINDNER                                            Mgmt          For                            For
       WILLIAM GREALIS                                           Mgmt          For                            For
       W. HARRISON WELLFORD                                      Mgmt          For                            For
       RAMON BETOLAZA                                            Mgmt          For                            For
       JOSEPH PIAZZA                                             Mgmt          For                            For

03     TO RATIFY THE APPOINTMENT BY THE BOARD OF DIRECTORS       Mgmt          For                            For
       OF ERNST & YOUNG LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE COMPANY FOR THE
       FISCAL YEAR ENDING JUNE 30, 2008.

04     TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY           Mgmt          Against                        Against
       COME BEFORE THE MEETING OR ANY ADJOURNMENT
       OR POSTPONEMENT THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 KILLAM PROPERTIES INC.                                                                      Agenda Number:  932868334
--------------------------------------------------------------------------------------------------------------------------
    Security:  494104854                                                             Meeting Type:  Annual and Special
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TIMOTHY R. BANKS                                          Mgmt          No vote
       PHILIP D. FRASER                                          Mgmt          No vote
       ROBERT G. KAY                                             Mgmt          No vote
       JAMES C. LAWLEY                                           Mgmt          No vote
       ARTHUR G. LLOYD                                           Mgmt          No vote
       ROBERT G. RICHARDSON                                      Mgmt          No vote
       GEORGE J. RETI                                            Mgmt          No vote
       MANFRED J. WALT                                           Mgmt          No vote
       G. WAYNE WATSON                                           Mgmt          No vote

02     THE APPOINTMENT OF ERNST & YOUNG LLP, CHARTERED           Mgmt          No vote
       ACCOUNTANTS, TO SERVE AS AUDITORS OF THE CORPORATION
       FOR THE ENSUING YEAR, AT SUCH REMUNERATION
       AS MAY BE DETERMINED BY THE BOARD OF DIRECTORS;

03     THE AMENDMENT OF THE CORPORATION'S STOCK OPTION           Mgmt          No vote
       PLAN TO INCREASE THE NUMBER OF COMMON SHARES
       WHICH MAY BE ISSUED THEREUNDER AS FURTHER DESCRIBED
       IN THE MANAGEMENT PROXY CIRCULAR OF THE CORPORATION
       IN RESPECT OF THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 KILLAM PROPERTIES INC.                                                                      Agenda Number:  932868334
--------------------------------------------------------------------------------------------------------------------------
    Security:  494104870                                                             Meeting Type:  Annual and Special
      Ticker:  KMPPF                                                                 Meeting Date:  08-May-2008
        ISIN:  CA4941048700
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TIMOTHY R. BANKS                                          Mgmt          No vote
       PHILIP D. FRASER                                          Mgmt          No vote
       ROBERT G. KAY                                             Mgmt          No vote
       JAMES C. LAWLEY                                           Mgmt          No vote
       ARTHUR G. LLOYD                                           Mgmt          No vote
       ROBERT G. RICHARDSON                                      Mgmt          No vote
       GEORGE J. RETI                                            Mgmt          No vote
       MANFRED J. WALT                                           Mgmt          No vote
       G. WAYNE WATSON                                           Mgmt          No vote

02     THE APPOINTMENT OF ERNST & YOUNG LLP, CHARTERED           Mgmt          No vote
       ACCOUNTANTS, TO SERVE AS AUDITORS OF THE CORPORATION
       FOR THE ENSUING YEAR, AT SUCH REMUNERATION
       AS MAY BE DETERMINED BY THE BOARD OF DIRECTORS;

03     THE AMENDMENT OF THE CORPORATION'S STOCK OPTION           Mgmt          No vote
       PLAN TO INCREASE THE NUMBER OF COMMON SHARES
       WHICH MAY BE ISSUED THEREUNDER AS FURTHER DESCRIBED
       IN THE MANAGEMENT PROXY CIRCULAR OF THE CORPORATION
       IN RESPECT OF THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 KINROSS GOLD CORPORATION                                                                    Agenda Number:  932855022
--------------------------------------------------------------------------------------------------------------------------
    Security:  496902404                                                             Meeting Type:  Special
      Ticker:  KGC                                                                   Meeting Date:  07-May-2008
        ISIN:  CA4969024047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN A. BROUGH                                            Mgmt          For                            For
       TYE W. BURT                                               Mgmt          For                            For
       JOHN K. CARRINGTON                                        Mgmt          For                            For
       RICHARD S. HALLISEY                                       Mgmt          For                            For
       JOHN M.H. HUXLEY                                          Mgmt          For                            For
       JOHN A. KEYES                                             Mgmt          For                            For
       C. MCLEOD-SELTZER                                         Mgmt          For                            For
       GEORGE F. MICHALS                                         Mgmt          For                            For
       JOHN E. OLIVER                                            Mgmt          For                            For
       TERENCE C.W. REID                                         Mgmt          For                            For

02     TO APPROVE THE APPOINTMENT OF KPMG LLP, CHARTERED         Mgmt          For                            For
       ACCOUNTANTS, AS AUDITORS OF THE COMPANY FOR
       THE ENSUING YEAR AND TO AUTHORIZE THE DIRECTORS
       TO FIX THEIR REMUNERATION

03     TO APPROVE AN AMENDMENT TO THE SHARE INCENTIVE            Mgmt          For                            For
       PLAN OF THE COMPANY TO INCREASE THE NUMBER
       OF COMMON SHARES ISSUABLE THEREUNDER FROM 12,833,333
       TO 22,833,333 AND TO AMEND THE AMENDMENT PROVISIONS
       OF THE PLAN AS FULLY DESCRIBED IN THE ATTACHED
       MANAGEMENT INFORMATION CIRCULAR

04     TO APPROVE AN AMENDMENT TO THE RESTRICTED SHARE           Mgmt          For                            For
       PLAN OF THE COMPANY TO INCREASE THE NUMBER
       OF COMMON SHARES ISSUABLE THEREUNDER FROM 4,000,000
       TO 8,000,000, AND TO AMEND THE AMENDMENT PROVISIONS
       OF THE PLAN AS FULLY DESCRIBED IN THE ACCOMPANYING
       MANAGEMENT INFORMATION CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 KINROSS GOLD CORPORATION                                                                    Agenda Number:  932857278
--------------------------------------------------------------------------------------------------------------------------
    Security:  496902404                                                             Meeting Type:  Annual and Special
      Ticker:  KGC                                                                   Meeting Date:  07-May-2008
        ISIN:  CA4969024047
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN A. BROUGH                                            Mgmt          For                            For
       TYE W. BURT                                               Mgmt          For                            For
       JOHN K. CARRINGTON                                        Mgmt          For                            For
       RICHARD S. HALLISEY                                       Mgmt          For                            For
       JOHN M.H. HUXLEY                                          Mgmt          For                            For
       JOHN A. KEYES                                             Mgmt          For                            For
       C. MCLEOD-SELTZER                                         Mgmt          For                            For
       GEORGE F. MICHALS                                         Mgmt          For                            For
       JOHN E. OLIVER                                            Mgmt          For                            For
       TERENCE C.W. REID                                         Mgmt          For                            For

02     TO APPROVE THE APPOINTMENT OF KPMG LLP, CHARTERED         Mgmt          For                            For
       ACCOUNTANTS, AS AUDITORS OF THE COMPANY FOR
       THE ENSUING YEAR AND TO AUTHORIZE THE DIRECTORS
       TO FIX THEIR REMUNERATION

03     TO APPROVE AN AMENDMENT TO THE SHARE INCENTIVE            Mgmt          For                            For
       PLAN OF THE COMPANY TO INCREASE THE NUMBER
       OF COMMON SHARES ISSUABLE THEREUNDER FROM 12,833,333
       TO 22,833,333 AND TO AMEND THE AMENDMENT PROVISIONS
       OF THE PLAN AS FULLY DESCRIBED IN THE ATTACHED
       MANAGEMENT INFORMATION CIRCULAR

04     TO APPROVE AN AMENDMENT TO THE RESTRICTED SHARE           Mgmt          For                            For
       PLAN OF THE COMPANY TO INCREASE THE NUMBER
       OF COMMON SHARES ISSUABLE THEREUNDER FROM 4,000,000
       TO 8,000,000, AND TO AMEND THE AMENDMENT PROVISIONS
       OF THE PLAN AS FULLY DESCRIBED IN THE ACCOMPANYING
       MANAGEMENT INFORMATION CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 LIHIR GOLD LTD, PORT MORESBY                                                                Agenda Number:  701499267
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y5285N149                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  PG0008974597
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial statements and statutory            Mgmt          For                            For
       reports of the FYE 31 DEC 2007

2.     Elect Ms. Ross Garnaut as a Director                      Mgmt          For                            For

3.     Elect Mr. Winifred Kamit as a Director                    Mgmt          For                            For

4.     Elect Mr. Bruce Brook as a Director                       Mgmt          For                            For

5.     Re-appoint PricewaterhouseCoopers as the Auditor          Mgmt          For                            For
       of the Company

6.     Approve to grant a maximum of 3.1 million share           Mgmt          For                            For
       rights to Arthur Hood under the Lihir Executive
       Share Plan




--------------------------------------------------------------------------------------------------------------------------
 MARATHON OIL CORPORATION                                                                    Agenda Number:  932821627
--------------------------------------------------------------------------------------------------------------------------
    Security:  565849106                                                             Meeting Type:  Annual
      Ticker:  MRO                                                                   Meeting Date:  30-Apr-2008
        ISIN:  US5658491064
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CHARLES F. BOLDEN, JR.              Mgmt          For                            For

1B     ELECTION OF DIRECTOR: GREGORY H. BOYCE                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: SHIRLEY ANN JACKSON                 Mgmt          For                            For

1D     ELECTION OF DIRECTOR: PHILIP LADER                        Mgmt          For                            For

1E     ELECTION OF DIRECTOR: CHARLES R. LEE                      Mgmt          For                            For

1F     ELECTION OF DIRECTOR: DENNIS H. REILLEY                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: SETH E. SCHOFIELD                   Mgmt          For                            For

1H     ELECTION OF DIRECTOR: JOHN W. SNOW                        Mgmt          For                            For

1I     ELECTION OF DIRECTOR: THOMAS J. USHER                     Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS OUR INDEPENDENT AUDITOR FOR 2008

03     STOCKHOLDER PROPOSAL TO AMEND OUR BY-LAWS TO              Shr           For                            Against
       ALLOW STOCKHOLDERS TO CALL SPECIAL MEETINGS

04     STOCKHOLDER PROPOSAL TO ADOPT A POLICY FOR RATIFICATION   Shr           For                            Against
       OF EXECUTIVE COMPENSATION




--------------------------------------------------------------------------------------------------------------------------
 MCDERMOTT INTERNATIONAL, INC.                                                               Agenda Number:  932853814
--------------------------------------------------------------------------------------------------------------------------
    Security:  580037109                                                             Meeting Type:  Annual
      Ticker:  MDR                                                                   Meeting Date:  09-May-2008
        ISIN:  PA5800371096
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROGER A. BROWN                                            Mgmt          For                            For
       OLIVER D. KINGSLEY, JR.                                   Mgmt          For                            For
       BRUCE W. WILKINSON                                        Mgmt          For                            For

02     APPROVE AMENDMENT TO ARTICLES OF INCORPORATION            Mgmt          For                            For
       TO CHANGE THE PERIOD WITHIN WHICH OUR BOARD
       OF DIRECTORS MAY SET A RECORD DATE OF A MEETING
       OF STOCKHOLDERS.

03     RATIFICATION OF APPOINTMENT OF MCDERMOTT'S INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM FOR THE YEAR
       ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 MERCER INTERNATIONAL INC.                                                                   Agenda Number:  932890103
--------------------------------------------------------------------------------------------------------------------------
    Security:  588056101                                                             Meeting Type:  Annual
      Ticker:  MERC                                                                  Meeting Date:  05-Jun-2008
        ISIN:  US5880561015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JIMMY S.H. LEE                                            Mgmt          No vote
       KENNETH A. SHIELDS                                        Mgmt          No vote
       WILLIAM D. MCCARTNEY                                      Mgmt          No vote
       GUY W. ADAMS                                              Mgmt          No vote
       ERIC LAURITZEN                                            Mgmt          No vote
       GRAEME A. WITTS                                           Mgmt          No vote
       GEORGE MALPASS                                            Mgmt          No vote

02     RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS   Mgmt          No vote
       LLP AS INDEPENDENT AUDITORS




--------------------------------------------------------------------------------------------------------------------------
 MIRANT CORPORATION                                                                          Agenda Number:  932838874
--------------------------------------------------------------------------------------------------------------------------
    Security:  60467R100                                                             Meeting Type:  Annual
      Ticker:  MIR                                                                   Meeting Date:  07-May-2008
        ISIN:  US60467R1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS W. CASON                                           Mgmt          For                            For
       A.D. (PETE) CORRELL                                       Mgmt          For                            For
       TERRY G. DALLAS                                           Mgmt          For                            For
       THOMAS H. JOHNSON                                         Mgmt          For                            For
       JOHN T. MILLER                                            Mgmt          For                            For
       EDWARD R. MULLER                                          Mgmt          For                            For
       ROBERT C. MURRAY                                          Mgmt          For                            For
       JOHN M. QUAIN                                             Mgmt          For                            For
       WILLIAM L. THACKER                                        Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF KPMG LLP AS INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTANT FOR 2008




--------------------------------------------------------------------------------------------------------------------------
 MONSANTO COMPANY                                                                            Agenda Number:  932797232
--------------------------------------------------------------------------------------------------------------------------
    Security:  61166W101                                                             Meeting Type:  Annual
      Ticker:  MON                                                                   Meeting Date:  16-Jan-2008
        ISIN:  US61166W1018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOHN W. BACHMANN                    Mgmt          No vote

1B     ELECTION OF DIRECTOR: WILLIAM U. PARFET                   Mgmt          No vote

1C     ELECTION OF DIRECTOR: GEORGE H. POSTE, PH.D.,             Mgmt          No vote
       D.V.M.

02     RATIFICATION OF APPOINTMENT OF INDEPENDENT REGISTERED     Mgmt          No vote
       PUBLIC ACCOUNTING FIRM

03     SHAREOWNER PROPOSAL ONE                                   Shr           No vote

04     SHAREOWNER PROPOSAL TWO                                   Shr           No vote




--------------------------------------------------------------------------------------------------------------------------
 NATIONAL OILWELL VARCO, INC.                                                                Agenda Number:  932851771
--------------------------------------------------------------------------------------------------------------------------
    Security:  637071101                                                             Meeting Type:  Annual
      Ticker:  NOV                                                                   Meeting Date:  14-May-2008
        ISIN:  US6370711011
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     THE ELECTION OF DIRECTOR: ROBERT E. BEAUCHAMP             Mgmt          For                            For

1B     THE ELECTION OF DIRECTOR: JEFFERY A. SMISEK               Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT AUDITORS                      Mgmt          For                            For

03     APPROVAL OF NATIONAL OILWELL VARCO ANNUAL INCENTIVE       Mgmt          For                            For
       PLAN




--------------------------------------------------------------------------------------------------------------------------
 NEWFIELD EXPLORATION COMPANY                                                                Agenda Number:  932832694
--------------------------------------------------------------------------------------------------------------------------
    Security:  651290108                                                             Meeting Type:  Annual
      Ticker:  NFX                                                                   Meeting Date:  01-May-2008
        ISIN:  US6512901082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID A. TRICE                                            Mgmt          For                            For
       HOWARD H. NEWMAN                                          Mgmt          For                            For
       THOMAS G. RICKS                                           Mgmt          For                            For
       C.E. (CHUCK) SHULTZ                                       Mgmt          For                            For
       DENNIS R. HENDRIX                                         Mgmt          For                            For
       PHILIP J. BURGUIERES                                      Mgmt          For                            For
       JOHN RANDOLPH KEMP III                                    Mgmt          For                            For
       J. MICHAEL LACEY                                          Mgmt          For                            For
       JOSEPH H. NETHERLAND                                      Mgmt          For                            For
       J. TERRY STRANGE                                          Mgmt          For                            For
       PAMELA J. GARDNER                                         Mgmt          For                            For
       JUANITA F. ROMANS                                         Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       LLP AS INDEPENDENT ACCOUNTANTS.




--------------------------------------------------------------------------------------------------------------------------
 NGM RESOURCES LTD                                                                           Agenda Number:  701332354
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6751G104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  17-Aug-2007
        ISIN:  AU000000NGM8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.               Non-Voting

1.     Approve, for the purpose of Listing Rule 7.4              Mgmt          Abstain                        Against
       and for all other purposes, to issue and allot
       on 24 JAN 2007 of 8,000,000 shares at an issue
       price of 20 cents per share to Hartleys Limited
       and otherwise on the terms and conditions as
       specified

2.     Approve, for the purpose of Listing Rule 7.4              Mgmt          Abstain                        Against
       and for all other purposes, to issue and allot
       of 1,000,000 shares for no cash consideration
       to Mr. Lindsay George Reed in his capacity
       as a Trustee for Mr. Peter James Rolley [an
       Independent Geological Consultant], as specified

3.     Approve, subject to and conditional on Resolutions        Mgmt          Abstain                        Against
       4 and 5 being passed, for the purposes of Chapter
       2E of the Corporations Act and Listing Rule
       10.1 and for all other purposes, to issue of
       11.4 million shares, 7.6 million options and
       11.4 million incentive shares to Global MinEx
       Venture Ltd. [Global MinEx], BHAM and Mr. Robert
       Edward Kirtlan as consideration for the acquisition
       of Indo Energy Limited [Indo Energy] for the
       purposes and on the terms and conditions as
       specified

4.     Approve, subject to and conditional on Resolutions        Mgmt          Abstain                        Against
       3 and 5 being passed, for the purposes of Listing
       Rule 10.11 and for all other purposes, to issue
       of 2.4 million shares, 1.6 million options
       and 2.4 million incentive shares to Global
       MinEx and 3.42 million shares, 2.28 million
       options and 3.42 incentive shares to BH Asset
       Management Limited as consideration for the
       acquisition of Indo Ene, for the purposes and
       on the terms and conditions as specified

5.     Approve, subject to and conditional on Resolutions        Mgmt          Abstain                        Against
       3 and 4 being passed, for the purposes of Listing
       Rule 7.1 and for all other purposes, to issue
       of 24,180,000 shares, 16,120,000 Series A options
       and 24,180,000 incentive shares to Jadekey
       Nominess Pty Limited, Gregory George Hancock,
       Renroc Pty Limited, other shareholders and
       RockFace Consulting Group as consideration
       for the acquisition of Indo Energy for the
       purposes and on the terms and conditions as
       specified

6.     Approve, for the purposes of Listing Rule 10.11           Mgmt          Abstain                        Against
       and Chapter 2E of the Corporations Act and
       for all other purposes, to issue to Mr. Stephen
       Russell Penney, a Director of the Company,
       or his nominee, of 3,000,000 Management options
       for nil cash consideration, exercisable at
       AUD 1.00 per option on or before 31 DEC 2011
       and otherwise on the terms and conditions as
       specified

7.     Approve, for the purposes of Listing Rule 10.11           Mgmt          Abstain                        Against
       and Chapter 2E of the Corporations Act and
       for all other purposes, to issue to Mr. Robert
       Edward Kirtlan, a Director of the Company,
       or his nominee, of 2,000,000 Management options
       for nil cash consideration, exercisable at
       AUD 1.00 per option on or before 31 DEC 2011
       and otherwise on the terms and conditions as
       specified

8.     Approve, for the purposes of Listing Rule 10.11           Mgmt          Abstain                        Against
       and Chapter 2E of the Corporations Act and
       for all other purposes, to issue to Mr. Geoffrey
       Dean Loftus-Hills, a Director of the Company,
       or his nominee, of 1,000,000 Management Options
       for nil cash consideration, exercisable at
       AUD 1.00 per option on or before 31 DEC 2011
       and otherwise on the terms and conditions as
       specified

9.     Approve, for the purpose of Listing Rule 7.1              Mgmt          Abstain                        Against
       and for all other purposes, to issue to Mr.
       Gregory Alan Corner, Company Secretary of the
       Company, or his nominee, of 1,000,000 Management
       Options for nil cash consideration, exercisable
       at AUD 1.00 per option on or before 31 DEC
       2011 and otherwise on the terms and conditions
       as specified

10.    Approve, for the purpose of Listing Rule 7.1              Mgmt          Abstain                        Against
       and for all other purposes, to issue to Mr.
       Shu Zhan, Development Manager of the Company,
       or his nominee, of 500,000 Management Options
       for nil cash consideration, exercisable at
       AUD 1.00 per option on or before 31 DEC 2011
       and otherwise on the terms and conditions as
       specified




--------------------------------------------------------------------------------------------------------------------------
 NGM RESOURCES LTD                                                                           Agenda Number:  701387222
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q6751G104                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  16-Nov-2007
        ISIN:  AU000000NGM8
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       Receive the financial report, the Directors'              Non-Voting
       report and the Auditor's report for the period
       ended 30 JUN 2007

1.     Re-elect Dr. Stephen Russell Penney as a Director         Mgmt          For                            For
       of the Company, who retires in accordance with
       the Company's Constitution

2.     Adopt, for the purpose of Section 250R(2) of              Mgmt          For                            For
       the Corporations Act and for all other purposes,
       the remuneration report for the period ended
       30 JUN 2007

3.     Approve, in accordance with the provisions Listing        Mgmt          For                            For
       Rule 7.2 (Exception 9) and for all other purposes,
       the issue of securities under the NGM Resources
       Limited Employee Share Option Plan [ESOP] as
       an exception to Listing Rule 7.1 and otherwise
       on the specified terms and conditions




--------------------------------------------------------------------------------------------------------------------------
 NOBLE CORPORATION                                                                           Agenda Number:  932838507
--------------------------------------------------------------------------------------------------------------------------
    Security:  G65422100                                                             Meeting Type:  Annual
      Ticker:  NE                                                                    Meeting Date:  01-May-2008
        ISIN:  KYG654221004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LAWRENCE J. CHAZEN                                        Mgmt          For                            For
       MARY P. RICCIARDELLO                                      Mgmt          For                            For

02     APPROVAL OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS     Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 NORTHERN ORION RESOURCES INC.                                                               Agenda Number:  932757668
--------------------------------------------------------------------------------------------------------------------------
    Security:  665575106                                                             Meeting Type:  Special
      Ticker:  NTO                                                                   Meeting Date:  22-Aug-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE, WITH OR WITHOUT VARIATION, AN ARRANGEMENT     Mgmt          For                            For
       UNDER SECTION 288 OF THE BUSINESS CORPORATIONS
       ACT (BRITISH COLUMBIA) INVOLVING A BUSINESS
       COMBINATION OF THE COMPANY AND YAMANA GOLD
       INC.

02     TO TRANSACT SUCH OTHER BUSINESS AS MAY PROPERLY           Mgmt          For                            For
       COME BEFORE THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 NRG ENERGY, INC.                                                                            Agenda Number:  932844396
--------------------------------------------------------------------------------------------------------------------------
    Security:  629377508                                                             Meeting Type:  Annual
      Ticker:  NRG                                                                   Meeting Date:  14-May-2008
        ISIN:  US6293775085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LAWRENCE S. COBEN                                         Mgmt          For                            For
       PAUL W. HOBBY                                             Mgmt          For                            For
       HERBERT H. TATE                                           Mgmt          For                            For
       WALTER R. YOUNG                                           Mgmt          For                            For

02     APPROVAL OF NRG ENERGY, INC. EMPLOYEE STOCK               Mgmt          For                            For
       PURCHASE PLAN

03     RATIFICATION OF INDEPENDENT REGISTERED PUBLIC             Mgmt          For                            For
       ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 NUCOR CORPORATION                                                                           Agenda Number:  932840211
--------------------------------------------------------------------------------------------------------------------------
    Security:  670346105                                                             Meeting Type:  Annual
      Ticker:  NUE                                                                   Meeting Date:  09-May-2008
        ISIN:  US6703461052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PETER C. BROWNING                                         Mgmt          For                            For
       V.F. HAYNES, PH.D.                                        Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS          Mgmt          For                            For
       LLP AS NUCOR'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE YEAR ENDING DECEMBER
       31, 2008

03     APPROVE THE ANNUAL AND LONG-TERM SENIOR OFFICERS          Mgmt          For                            For
       INCENTIVE COMPENSATION PLANS

04     STOCKHOLDER PROPOSAL                                      Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 OCCIDENTAL PETROLEUM CORPORATION                                                            Agenda Number:  932838862
--------------------------------------------------------------------------------------------------------------------------
    Security:  674599105                                                             Meeting Type:  Annual
      Ticker:  OXY                                                                   Meeting Date:  02-May-2008
        ISIN:  US6745991058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: SPENCER ABRAHAM                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: RONALD W. BURKLE                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JOHN S. CHALSTY                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: EDWARD P. DJEREJIAN                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JOHN E. FEICK                       Mgmt          For                            For

1F     ELECTION OF DIRECTOR: RAY R. IRANI                        Mgmt          For                            For

1G     ELECTION OF DIRECTOR: IRVIN W. MALONEY                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: AVEDICK B. POLADIAN                 Mgmt          For                            For

1I     ELECTION OF DIRECTOR: RODOLFO SEGOVIA                     Mgmt          For                            For

1J     ELECTION OF DIRECTOR: AZIZ D. SYRIANI                     Mgmt          For                            For

1K     ELECTION OF DIRECTOR: ROSEMARY TOMICH                     Mgmt          For                            For

1L     ELECTION OF DIRECTOR: WALTER L. WEISMAN                   Mgmt          For                            For

02     RATIFICATION OF SELECTION OF KPMG AS INDEPENDENT          Mgmt          For                            For
       AUDITORS.

03     SCIENTIFIC REPORT ON GLOBAL WARMING.                      Shr           Against                        For

04     ADVISORY VOTE ON EXECUTIVE COMPENSATION.                  Shr           Against                        For

05     INDEPENDENCE OF COMPENSATION CONSULTANTS.                 Shr           For                            Against

06     PAY-FOR-SUPERIOR-PERFORMANCE PRINCIPLE.                   Shr           For                            Against

07     SPECIAL SHAREHOLDER MEETINGS.                             Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 OCEANEERING INTERNATIONAL, INC.                                                             Agenda Number:  932865340
--------------------------------------------------------------------------------------------------------------------------
    Security:  675232102                                                             Meeting Type:  Annual
      Ticker:  OII                                                                   Meeting Date:  16-May-2008
        ISIN:  US6752321025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       T. JAY COLLINS                                            Mgmt          For                            For
       D. MICHAEL HUGHES                                         Mgmt          For                            For

02     PROPOSAL TO AMEND THE RESTATED CERTIFICATE OF             Mgmt          For                            For
       INCORPORATION TO INCREASE THE NUMBER OF AUTHORIZED
       SHARES OF CAPITAL STOCK FROM 93,000,000 TO
       183,000,000 AND INCREASE THE NUMBER OF AUTHORIZED
       SHARES OF COMMON STOCK FROM 90,000,000 TO 180,000,000.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF ERNST               Mgmt          For                            For
       & YOUNG LLP AS INDEPENDENT AUDITORS FOR THE
       YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 OPTI CANADA INC.                                                                            Agenda Number:  932828758
--------------------------------------------------------------------------------------------------------------------------
    Security:  68383K109                                                             Meeting Type:  Annual
      Ticker:  OPCDF                                                                 Meeting Date:  29-Apr-2008
        ISIN:  CA68383K1093
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ON FIXING THE NUMBER OF DIRECTORS TO BE ELECTED           Mgmt          Against                        Against
       AT TEN (10):

02     DIRECTOR
       YORAM BRONICKI                                            Mgmt          For                            For
       IAN W. DELANEY                                            Mgmt          For                            For
       CHARLES L. DUNLAP                                         Mgmt          For                            For
       SID W. DYKSTRA                                            Mgmt          For                            For
       RANDALL GOLDSTEIN                                         Mgmt          For                            For
       ROBERT G. PUCHNIAK                                        Mgmt          For                            For
       CHRISTOPHER P. SLUBICKI                                   Mgmt          For                            For
       SAMUEL SPANGLET                                           Mgmt          For                            For
       JAMES M. STANFORD                                         Mgmt          For                            For
       JAMES VAN HOFTEN                                          Mgmt          For                            For

03     ON THE APPOINTMENT OF PRICEWATERHOUSECOOPERS              Mgmt          For                            For
       LLP AS AUDITORS OF THE CORPORATION.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932782332
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  29-Oct-2007
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     RATIFICATION OF THE "SHARE PURCHASE & SALE AGREEMENT",    Mgmt          For                            For
       DATED AUGUST 03 2007, SIGNED BETWEEN THE INDIRECT
       CONTROLLING SHAREHOLDERS OF SUZANO PETROQUIMICA
       S.A., AS THE SELLERS, AND PETROBRAS, AS THE
       BUYER, TOGETHER WITH THE RESPECTIVE PERTINENT
       DOCUMENTS; ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932828087
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  24-Mar-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 28, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY PRAMOA PARTICIPACOES
       S.A., AS THE ACQUIRED COMPANY, TOGETHER WITH
       THE RESPECTIVE PERTINENT DOCUMENTS, AND WITH
       PRAMOA PARTICIPACOES S.A.'S INCORPORATION OPERATION
       APPROVAL.

1B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE PRAMOA
       PARTICIPACOES S.A. INCORPORATION OPERATION,
       UNDER THE TERMS OF 1 AND 3 OF ART. 227, LAW
       NO. 6.404/76.

2A     APPROVAL OF THE INCORPORATION PROTOCOL AND JUSTIFICATION, Mgmt          For                            For
       DATED FEBRUARY 29, 2008, SIGNED BY PETROBRAS,
       AS THE SURVIVING COMPANY, AND BY UPB S.A.,
       AS THE ACQUIRED COMPANY, TOGETHER WITH THE
       RESPECTIVE PERTINENT DOCUMENTS, AND WITH UPB
       S.A.'S INCORPORATION OPERATION APPROVAL.

2B     APPROVAL OF THE APPOINTMENT OF A SPECIALIZED              Mgmt          For                            For
       COMPANY TO EVALUATE AND APPROVE THE RESPECTIVE
       ASSESSMENT REPORT ELABORATED FOR THE UPB S.A.
       INCORPORATION OPERATION, UNDER THE TERMS OF
       1 AND 3 OF ART. 227, LAW NO. 6.404/76.

03     SPLIT OF THE SHARES THAT REPRESENT THE CAPITAL            Mgmt          For                            For
       STOCK.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932839737
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Annual
      Ticker:  PBR                                                                   Meeting Date:  04-Apr-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     MANAGEMENT REPORT AND FINANCIAL STATEMENTS,               Mgmt          For                            For
       TOGETHER WITH THE AUDIT COMMITTEE'S REPORT
       FOR THE FISCAL YEAR ENDING ON DECEMBER 31,
       2007.

O2     2008 FISCAL YEAR CAPITAL BUDGET.                          Mgmt          For                            For

O3     2007 FISCAL YEAR RESULT APPROPRIATION.                    Mgmt          For                            For

O4     ELECTION OF THE MEMBERS OF THE BOARD OF DIRECTORS.        Mgmt          For                            For

O5     ELECTION OF THE PRESIDENT OF THE BOARD OF DIRECTORS.      Mgmt          For                            For

O6     ELECTION OF THE MEMBERS OF THE AUDIT COMMITTEE            Mgmt          For                            For
       AND THEIR RESPECTIVE SUBSTITUTES.

O7     DETERMINATION OF THE MANAGERS' WAGES, INCLUDING           Mgmt          For                            For
       THEIR PROFIT PARTICIPATION, PURSUANT TO ARTICLES
       41 AND 56 OF THE ARTICLES OF INCORPORATION,
       AS WELL AS THAT OF THE FULL MEMBERS OF THE
       AUDIT COMMITTEE.

E1     CAPITAL STOCK INCREASE VIA THE INCORPORATION              Mgmt          For                            For
       OF PART OF THE CAPITAL RESERVES AND OF PROFIT
       RESERVES, FOR A TOTAL OF R$26,323 MILLION,
       INCREASING THE CAPITAL STOCK FROM R$52,644
       MILLION TO R$78,967 MILLION, WITHOUT CHANGING
       THE NUMBER OF ORDINARY AND PREFERRED SHARES,
       ALL AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 PETROLEO BRASILEIRO S.A. - PETROBRAS                                                        Agenda Number:  932915563
--------------------------------------------------------------------------------------------------------------------------
    Security:  71654V408                                                             Meeting Type:  Special
      Ticker:  PBR                                                                   Meeting Date:  09-Jun-2008
        ISIN:  US71654V4086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE DISPOSAL OF THE CONTROL OF THE             Mgmt          For                            For
       SUBSIDIARY OF PETROBRAS, DAPEAN PARTICIPACOES
       S.A., BY MEANS OF THE MERGER INTO THIS COMPANY
       OF FASCIATUS PARTICIPACOES S.A., A TRANSACTION
       INSERTED IN THE SPHERE OF THE INVESTMENT AGREEMENT
       ENTERED INTO AMONG PETROBRAS, PETROBRAS QUIMICA
       S.A. - PETROQUISA AND UNIPAR-UNIAO DE INDUSTRIAS
       PETROQUIMICAS S.A., FOR THE CREATION OF A PETROCHEMICAL
       COMPANY, ACCORDING TO A MATERIAL FACT OF NOVEMBER
       30, 2007.




--------------------------------------------------------------------------------------------------------------------------
 PETROLIFERA PETROLEUM LIMITED                                                               Agenda Number:  932850185
--------------------------------------------------------------------------------------------------------------------------
    Security:  716709100                                                             Meeting Type:  Annual
      Ticker:  PRFPF                                                                 Meeting Date:  08-May-2008
        ISIN:  CA7167091007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ON THE ELECTION OF DIRECTORS, FOR THE NOMINEES            Mgmt          For                            For
       SET FORTH IN THE MANAGEMENT PROXY CIRCULAR
       OF THE CORPORATION DATED MARCH 14, 2008 (THE
       "MANAGEMENT PROXY CIRCULAR"):

02     ON THE APPOINTMENT OF DELOITTE & TOUCHE LLP,              Mgmt          For                            For
       CHARTERED ACCOUNTANTS, AS AUDITORS OF THE CORPORATION
       AT SUCH REMUNERATION AS MAY BE APPROVED BY
       THE DIRECTORS OF THE CORPORATION.




--------------------------------------------------------------------------------------------------------------------------
 PT MEDCO ENERGI INTERNASIONAL  TBK                                                          Agenda Number:  701416427
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7129J136                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  27-Dec-2007
        ISIN:  ID1000053705
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve to divest 51.4% shareholding at PT Apexindo       Mgmt          For                            For
       Pratama Duta Tbk




--------------------------------------------------------------------------------------------------------------------------
 RANDGOLD RESOURCES LIMITED                                                                  Agenda Number:  932854905
--------------------------------------------------------------------------------------------------------------------------
    Security:  752344309                                                             Meeting Type:  Annual
      Ticker:  GOLD                                                                  Meeting Date:  15-May-2008
        ISIN:  US7523443098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

O1     ORDINARY RESOLUTION - ADOPTION OF THE DIRECTORS'          Mgmt          For
       REPORT AND ACCOUNTS.

O2     ORDINARY RESOLUTION - RE-ELECTION OF DIRECTORS            Mgmt          For
       D MARK BRISTOW (CHIEF EXECUTIVE OFFICER).

O3     ORDINARY RESOLUTION - ELECTION OF DIRECTORS               Mgmt          For
       GRAHAM P SHUTTLEWORTH (FINANCIAL DIRECTOR).

O4     ORDINARY RESOLUTION - ADOPTION OF THE REPORT              Mgmt          For
       OF THE REMUNERATION COMMITTEE.

O5     ORDINARY RESOLUTION - APPROVE THE FEES PAYABLE            Mgmt          For
       TO DIRECTORS.

O6     ORDINARY RESOLUTION - RE-APPOINT BDO STOY HAYWARD         Mgmt          For
       LLP AS AUDITORS OF THE COMPANY.

S7A    SPECIAL RESOLUTION - INCREASE OF AUTHORISED               Mgmt          For
       SHARE CAPITAL.

S7B    SPECIAL RESOLUTION - AMEND PARAGRAPH 4 OF MEMORANDUM      Mgmt          For
       OF ASSOCIATION.

S7C    SPECIAL RESOLUTION - AMEND ARTICLE 4.1 OF THE             Mgmt          For
       ARTICLES OF ASSOCIATION.

S7D    SPECIAL RESOLUTION - APPROVE RESTRICTED SHARE             Mgmt          For
       SCHEME.




--------------------------------------------------------------------------------------------------------------------------
 RANGE RESOURCES CORPORATION                                                                 Agenda Number:  932855539
--------------------------------------------------------------------------------------------------------------------------
    Security:  75281A109                                                             Meeting Type:  Annual
      Ticker:  RRC                                                                   Meeting Date:  20-May-2008
        ISIN:  US75281A1097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHARLES L. BLACKBURN                                      Mgmt          For                            For
       ANTHONY V. DUB                                            Mgmt          For                            For
       V. RICHARD EALES                                          Mgmt          For                            For
       ALLEN FINKELSON                                           Mgmt          For                            For
       JONATHAN S. LINKER                                        Mgmt          For                            For
       KEVIN S. MCCARTHY                                         Mgmt          For                            For
       JOHN H. PINKERTON                                         Mgmt          For                            For
       JEFFREY L. VENTURA                                        Mgmt          For                            For

02     TO CONSIDER AND VOTE ON A PROPOSAL TO ADOPT               Mgmt          For                            For
       AN AMENDMENT TO RANGE'S RESTATED CERTIFICATE
       OF INCORPORATION INCREASING THE NUMBER OF AUTHORIZED
       SHARES OF COMMON STOCK, PAR VALUE $0.01 PER
       SHARE, FROM 250 MILLION TO 475 MILLION SHARES.

03     TO AMEND OUR 2005 EQUITY-BASED COMPENSATION               Mgmt          For                            For
       PLAN (I) TO INCREASE THE OF SHARES OF COMMON
       STOCK BY 900,000 SHARES; (II) TO PROHIBIT THE
       GRANTING OF OPTIONS BELOW THE FAIR MARKET VALUE;
       (III) TO SET THE MINIMUM VESTING ON RESTRICTED
       STOCK AWARDS GRANTED UNDER THE PLAN; (IV) TO
       LIMIT THE NUMBER OF AWARDS THAT CAN BE ISSUED
       UNDER THE PLAN.

04     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM AS OF AND FOR THE FISCAL YEAR ENDING DECEMBER
       31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 RELIANT ENERGY, INC.                                                                        Agenda Number:  932852367
--------------------------------------------------------------------------------------------------------------------------
    Security:  75952B105                                                             Meeting Type:  Annual
      Ticker:  RRI                                                                   Meeting Date:  20-May-2008
        ISIN:  US75952B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: E. WILLIAM BARNETT                  Mgmt          For                            For

02     ELECTION OF DIRECTOR: DONALD J. BREEDING                  Mgmt          For                            For

03     ELECTION OF DIRECTOR: KIRBYJON H. CALDWELL                Mgmt          For                            For

04     ELECTION OF DIRECTOR: MARK M. JACOBS                      Mgmt          For                            For

05     ELECTION OF DIRECTOR: STEVEN L. MILLER                    Mgmt          For                            For

06     ELECTION OF DIRECTOR: LAREE E. PEREZ                      Mgmt          For                            For

07     ELECTION OF DIRECTOR: EVAN J. SILVERSTEIN                 Mgmt          For                            For

08     ELECTION OF DIRECTOR: JOEL V. STAFF                       Mgmt          For                            For

09     ELECTION OF DIRECTOR: WILLIAM L. TRANSIER                 Mgmt          For                            For

10     TO RATIFY THE AUDIT COMMITTEE'S SELECTION OF              Mgmt          For                            For
       KPMG LLP AS RELIANT'S INDEPENDENT AUDITORS
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO LTD                                                                               Agenda Number:  701353017
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q81437107                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  28-Sep-2007
        ISIN:  AU000000RIO1
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Acquisition, on the terms and subject         Mgmt          For                            For
       to the conditions specified in the Support
       Agreement and the Offer Document; and authorize
       the Directors [or a duly authorized committee
       of the Directors] to waive, amend, vary or
       extend any of the terms and conditions of the
       Acquisition and to do all things as they may
       consider to be necessary or desirable to complete,
       implement and give effect to, or otherwise
       in connection with, the Acquisition and any
       matters incidental to the Acquisition; and
       approve the borrowings, pursuant to the Facility
       Agreement [as specified] or any refinancing
       thereof and sanction be given to the aggregate
       amount for the time being remaining undischarged
       of all moneys borrowed [including pursuant
       to such Facility Agreement or any refinancing
       thereof] by (1) the Company and any of its
       subsidiaries and (2) RTL and any of its Corporations
       Act Subsidiaries [exclusive of moneys borrowed
       by any Company in the Rio Tinto Group from
       and for the time being owing to any other Company
       in the Rio Tinto Group or any Company in the
       RTL Group or by any Company in the RTL Group
       from and for the time being owing to any other
       Company in the RTL Group or any Company in
       the Rio Tinto Group [each term used in this
       resolution having the meaning ascribed to it
       in the Company's Articles of Association]]
       exceeding the limit set out in Article 109
       of the Company's Articles of Association provided
       that such aggregate amount shall not exceed
       the sum of USD 60 billion




--------------------------------------------------------------------------------------------------------------------------
 RIO TINTO PLC, LONDON                                                                       Agenda Number:  701353310
--------------------------------------------------------------------------------------------------------------------------
    Security:  G75754104                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  14-Sep-2007
        ISIN:  GB0007188757
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve the Acquisition, on the terms and subject         Mgmt          No vote
       to the conditions specified in the Support
       Agreement and the Offer Document; and authorize
       the Directors [or a duly authorized committee
       of the Directors] to waive, amend, vary or
       extend any of the terms and conditions of the
       Acquisition and to do all things as they may
       consider to be necessary or desirable to complete,
       implement and give effect to, or otherwise
       in connection with, the Acquisition and any
       matters incidental to the Acquisition; and
       approve the borrowings, pursuant to the Facility
       Agreement [as specified] or any refinancing
       thereof and sanction be given to the aggregate
       amount for the time being remaining undischarged
       of all moneys borrowed [including pursuant
       to such Facility Agreement or any refinancing
       thereof] by (1) the Company and any of its
       subsidiaries and (2) RTL and any of its Corporations
       Act Subsidiaries [exclusive of moneys borrowed
       by any Company in the Rio Tinto Group from
       and for the time being owing to any other Company
       in the Rio Tinto Group or any Company in the
       RTL Group or by any Company in the RTL Group
       from and for the time being owing to any other
       Company in the RTL Group or any Company in
       the Rio Tinto Group [each term used in this
       resolution having the meaning ascribed to it
       in the Company's Articles of Association]]
       exceeding the limit set out in Article 109
       of the Company's Articles of Association provided
       that such aggregate amount shall not exceed
       the sum of USD 60 billion




--------------------------------------------------------------------------------------------------------------------------
 SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)                                                    Agenda Number:  932819052
--------------------------------------------------------------------------------------------------------------------------
    Security:  806857108                                                             Meeting Type:  Annual
      Ticker:  SLB                                                                   Meeting Date:  09-Apr-2008
        ISIN:  AN8068571086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       P. CAMUS                                                  Mgmt          For                            For
       J.S. GORELICK                                             Mgmt          For                            For
       A. GOULD                                                  Mgmt          For                            For
       T. ISAAC                                                  Mgmt          For                            For
       N. KUDRYAVTSEV                                            Mgmt          For                            For
       A. LAJOUS                                                 Mgmt          For                            For
       M.E. MARKS                                                Mgmt          For                            For
       D. PRIMAT                                                 Mgmt          For                            For
       L.R. REIF                                                 Mgmt          For                            For
       T.I. SANDVOLD                                             Mgmt          For                            For
       N. SEYDOUX                                                Mgmt          For                            For
       L.G. STUNTZ                                               Mgmt          For                            For

02     ADOPTION AND APPROVAL OF FINANCIALS AND DIVIDENDS         Mgmt          For                            For

03     APPROVAL OF ADOPTION OF THE SCHLUMBERGER 2008             Mgmt          For                            For
       STOCK INCENTIVE PLAN

04     APPROVAL OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING      Mgmt          For                            For
       FIRM




--------------------------------------------------------------------------------------------------------------------------
 SEADRILL LIMITED                                                                            Agenda Number:  701371281
--------------------------------------------------------------------------------------------------------------------------
    Security:  G7945E105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  28-Sep-2007
        ISIN:  BMG7945E1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Re-elect Mr. John Fredriksen as a Director of             Mgmt          For                            For
       the Company

2.     Re-elect Mr. Tor Olav Troeim as a Director of             Mgmt          For                            For
       the Company

3.     Elect Mr. Jan Tore Stroemme as a Director of              Mgmt          For                            For
       the Company in place of Mr. Paal Nordgreen
       who is not standing for re-election

4.     Re-elect Ms. Kate Blankenship as a Director               Mgmt          For                            For
       of the Company

5.     Appoint PricewaterhouseCoopers as the Auditors            Mgmt          For                            For
       and authorize the Directors to determine their
       remuneration

6.     Approve various amendments to the Company's               Mgmt          For                            For
       Bye-laws to ensure with recent revisions to
       the Bermuda Companies Act 1981, as amended

7.     Approve the remuneration of the Company's Board           Mgmt          For                            For
       of Directors of a total amount of fees not
       to exceed USD 400000 for the YE ended 31 DEC
       2007

8.     Transact other business                                   Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 SILVER WHEATON CORP.                                                                        Agenda Number:  932857355
--------------------------------------------------------------------------------------------------------------------------
    Security:  828336107                                                             Meeting Type:  Annual and Special
      Ticker:  SLW                                                                   Meeting Date:  14-May-2008
        ISIN:  CA8283361076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      DIRECTOR
       PETER BARNES                                              Mgmt          For                            For
       EDUARDO LUNA                                              Mgmt          For                            For
       LAWRENCE I. BELL                                          Mgmt          For                            For
       JOHN A. BROUGH                                            Mgmt          For                            For
       R. PETER GILLIN                                           Mgmt          For                            For
       DOUGLAS M. HOLTBY                                         Mgmt          For                            For
       WADE NESMITH                                              Mgmt          For                            For

B      IN RESPECT OF THE APPOINTMENT OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP, CHARTERED ACCOUNTANTS, AS AUDITORS
       AND AUTHORIZING THE DIRECTORS TO FIX THEIR
       REMUNERATION;

C      A RESOLUTION CONFIRMING A NEW GENERAL BY-LAW              Mgmt          For                            For
       FOR THE COMPANY, AS MORE PARTICULARLY DESCRIBED
       IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC.                                                                          Agenda Number:  932826615
--------------------------------------------------------------------------------------------------------------------------
    Security:  867229106                                                             Meeting Type:  Annual and Special
      Ticker:  SU                                                                    Meeting Date:  24-Apr-2008
        ISIN:  CA8672291066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MEL E. BENSON                                             Mgmt          For                            For
       BRIAN A. CANFIELD                                         Mgmt          For                            For
       BRYAN P. DAVIES                                           Mgmt          For                            For
       BRIAN A. FELESKY                                          Mgmt          For                            For
       JOHN T. FERGUSON                                          Mgmt          For                            For
       W. DOUGLAS FORD                                           Mgmt          For                            For
       RICHARD L. GEORGE                                         Mgmt          For                            For
       JOHN R. HUFF                                              Mgmt          For                            For
       M. ANN MCCAIG                                             Mgmt          For                            For
       MICHAEL W. O'BRIEN                                        Mgmt          For                            For
       EIRA M. THOMAS                                            Mgmt          For                            For

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS AUDITOR OF THE CORPORATION FOR THE ENSUING
       YEAR.

03     AMENDMENT AND RESTATEMENT OF SHAREHOLDERS RIGHTS          Mgmt          For                            For
       PLAN. PLEASE READ THE RESOLUTION IN FULL IN
       THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.

04     AMENDMENT OF ARTICLES: TWO FOR ONE DIVISION               Mgmt          For                            For
       OF COMMON SHARES. PLEASE READ THE RESOLUTION
       IN FULL IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 SUNCOR ENERGY INC.                                                                          Agenda Number:  932827934
--------------------------------------------------------------------------------------------------------------------------
    Security:  867229106                                                             Meeting Type:  Annual and Special
      Ticker:  SU                                                                    Meeting Date:  24-Apr-2008
        ISIN:  CA8672291066
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MEL E. BENSON                                             Mgmt          For                            For
       BRIAN A. CANFIELD                                         Mgmt          For                            For
       BRYAN P. DAVIES                                           Mgmt          For                            For
       BRIAN A. FELESKY                                          Mgmt          For                            For
       JOHN T. FERGUSON                                          Mgmt          For                            For
       W. DOUGLAS FORD                                           Mgmt          For                            For
       RICHARD L. GEORGE                                         Mgmt          For                            For
       JOHN R. HUFF                                              Mgmt          For                            For
       M. ANN MCCAIG                                             Mgmt          For                            For
       MICHAEL W. O'BRIEN                                        Mgmt          For                            For
       EIRA M. THOMAS                                            Mgmt          For                            For

02     RE-APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP              Mgmt          For                            For
       AS AUDITOR OF THE CORPORATION FOR THE ENSUING
       YEAR.

03     AMENDMENT AND RESTATEMENT OF SHAREHOLDERS RIGHTS          Mgmt          For                            For
       PLAN. PLEASE READ THE RESOLUTION IN FULL IN
       THE ACCOMPANYING MANAGEMENT INFORMATION CIRCULAR.

04     AMENDMENT OF ARTICLES: TWO FOR ONE DIVISION               Mgmt          For                            For
       OF COMMON SHARES. PLEASE READ THE RESOLUTION
       IN FULL IN THE ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR.




--------------------------------------------------------------------------------------------------------------------------
 TIMBERWEST FOREST CORP.                                                                     Agenda Number:  932844055
--------------------------------------------------------------------------------------------------------------------------
    Security:  887147205                                                             Meeting Type:  Annual
      Ticker:  TWTUF                                                                 Meeting Date:  30-Apr-2008
        ISIN:  CA8871472053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CLARK S. BINKLEY                                          Mgmt          For                            For
       WILLIAM C. BROWN                                          Mgmt          For                            For
       V. EDWARD DAUGHNEY                                        Mgmt          For                            For
       ROBERT J. HOLMES                                          Mgmt          For                            For
       PAUL J. MCELLIGOTT                                        Mgmt          For                            For
       ROBERT W. MURDOCH                                         Mgmt          For                            For
       CONRAD A. PINETTE                                         Mgmt          For                            For
       MARIA M. POPE                                             Mgmt          For                            For
       KENNETH A. SHIELDS                                        Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS,       Mgmt          For                            For
       AS AUDITORS OF THE COMPANY:

03     THE AUTHORITY OF THE DIRECTORS TO FIX THE REMUNERATION    Mgmt          For                            For
       OF THE AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 TIMBERWEST FOREST CORP.                                                                     Agenda Number:  932841770
--------------------------------------------------------------------------------------------------------------------------
    Security:  887147205                                                             Meeting Type:  Annual
      Ticker:  TWTUF                                                                 Meeting Date:  30-Apr-2008
        ISIN:  CA8871472053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CLARK S. BINKLEY                                          Mgmt          For                            For
       WILLIAM C. BROWN                                          Mgmt          For                            For
       V. EDWARD DAUGHNEY                                        Mgmt          For                            For
       ROBERT J. HOLMES                                          Mgmt          For                            For
       PAUL J. MCELLIGOTT                                        Mgmt          For                            For
       ROBERT W. MURDOCH                                         Mgmt          For                            For
       CONRAD A. PINETTE                                         Mgmt          For                            For
       MARIA M. POPE                                             Mgmt          For                            For
       KENNETH A. SHIELDS                                        Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS,       Mgmt          For                            For
       AS AUDITORS OF THE COMPANY:

03     THE AUTHORITY OF THE DIRECTORS TO FIX THE REMUNERATION    Mgmt          For                            For
       OF THE AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 TRANSOCEAN INC                                                                              Agenda Number:  932847188
--------------------------------------------------------------------------------------------------------------------------
    Security:  G90073100                                                             Meeting Type:  Annual
      Ticker:  RIG                                                                   Meeting Date:  16-May-2008
        ISIN:  KYG900731004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JON A. MARSHALL                     Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MARTIN B. MCNAMARA                  Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ROBERT E. ROSE                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: IAN C. STRACHAN                     Mgmt          For                            For

02     APPROVAL OF THE APPOINTMENT OF ERNST & YOUNG              Mgmt          For                            For
       LLP TO SERVE AS OUR INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 TRANSOCEAN INC.                                                                             Agenda Number:  932778636
--------------------------------------------------------------------------------------------------------------------------
    Security:  G90078109                                                             Meeting Type:  Special
      Ticker:  RIG                                                                   Meeting Date:  09-Nov-2007
        ISIN:  KYG900781090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPROVAL OF THE SCHEME OF ARRANGEMENT, ATTACHED           Mgmt          For                            For
       TO THE ACCOMPANYING JOINT PROXY STATEMENT AS
       ANNEX G, WHICH PROVIDES FOR THE RECLASSIFICATION
       OF OUR ORDINARY SHARES.

02     APPROVAL OF THE ISSUANCE OF OUR ORDINARY SHARES           Mgmt          For                            For
       TO SHAREHOLDERS OF GLOBALSANTAFE CORPORATION
       IN THE MERGER UNDER THE TERMS OF THE AGREEMENT
       AND PLAN OF MERGER, ATTACHED TO THE ACCOMPANYING
       JOINT PROXY STATEMENT AS ANNEX A.

03     APPROVAL OF THE AMENDMENT AND RESTATEMENT OF              Mgmt          For                            For
       OUR MEMORANDUM AND ARTICLES OF ASSOCIATION
       TO, AMONG OTHER THINGS, INCREASE THE MAXIMUM
       NUMBER OF DIRECTORS CONSTITUTING THE BOARD
       OF DIRECTORS OF TRANSOCEAN INC. FROM 13 TO
       14, ALL AS MORE FULLY DESCRIBED IN THE PROXY
       STATEMENT.




--------------------------------------------------------------------------------------------------------------------------
 VALERO ENERGY CORPORATION                                                                   Agenda Number:  932827338
--------------------------------------------------------------------------------------------------------------------------
    Security:  91913Y100                                                             Meeting Type:  Annual
      Ticker:  VLO                                                                   Meeting Date:  01-May-2008
        ISIN:  US91913Y1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       W.E. "BILL" BRADFORD                                      Mgmt          For                            For
       RONALD K. CALGAARD                                        Mgmt          For                            For
       IRL F. ENGELHARDT                                         Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF KPMG LLP AS VALERO'S            Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR 2008.

03     VOTE ON A STOCKHOLDER PROPOSAL ENTITLED, "PROHIBITION     Shr           For                            Against
       OF EXECUTIVE OFFICER STOCK SALES DURING STOCK
       REPURCHASE PERIODS."

04     VOTE ON A STOCKHOLDER PROPOSAL ENTITLED, "STOCKHOLDER     Shr           For                            Against
       RATIFICATION OF EXECUTIVE COMPENSATION."

05     VOTE ON A STOCKHOLDER PROPOSAL ENTITLED, "DISCLOSURE      Shr           Against                        For
       OF CORPORATE POLITICAL CONTRIBUTIONS."




--------------------------------------------------------------------------------------------------------------------------
 VALLOUREC USINES A TUBES DE LORRAINE ESCAUT ET VALLOUREC REUNIES, BOULOGNE BILLA            Agenda Number:  701552069
--------------------------------------------------------------------------------------------------------------------------
    Security:  F95922104                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  04-Jun-2008
        ISIN:  FR0000120354
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       "French Resident Shareowners must complete,               Non-Voting
       sign and forward the Proxy Card directly to
       the sub custodian. Please contact your Client
       Service Representative to obtain the necessary
       card, account details and directions.     The
       following applies to Non-Resident Shareowners:
       Proxy Cards: Voting instructions will be
       forwarded to the Global Custodians that have
       become Registered Intermediaries, on the Vote
       Deadline Date. In capacity as Registered Intermediary,
       the Global Custodian will sign the Proxy Card
       and forward to the local custodian. If you
       are unsure whether your Global Custodian acts
       as Registered Intermediary, please contact
       your representative"

O.1    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors; approve the Company's financial
       statements for the YE on 31 DEC 2007, as presented.
       earnings for the FY: Eur 553, 894,374.14

O.2    Receive the reports of the Executive Committee            Mgmt          For                            For
       and the Auditors, approves the consolidated
       financial statements for the said FY, in the
       form presented to the meeting.

O.3    Approve the recommendations of the Executive              Mgmt          For                            For
       Committee and resolves that the income for
       the FY be appropriated as follows: legal reserve:
       EUR 10,740.00 balance available for distribution:
       EUR 553,883,634.14, this in addition to an
       amount of EUR 29,542,285.00 withdrawn from
       the retained earnings, that will be appropriated
       to the account dividends; the shareholders'
       meeting reminds that an interim dividend of
       EUR 4.00 was already paid on 04 JUL 2007; the
       remaining dividend of EUR 7.00 will be paid
       on 18 JUN 2008 as required by law as specified

O.4    Receive the special report of the Auditors on             Mgmt          For                            For
       agreements governed by Article L.225.86 of
       the French Commercial Code, approves said report
       and the agreements referred to therein

O.5    Appoint Mr. Edward G. Krubasik as a Member of             Mgmt          For                            For
       the Supervisory Board for a 4 year period

O.6    Appoint Mr. Philippe Crouzet as a Member of               Mgmt          For                            For
       the Supervisory Board, to replace Mr. Luiz
       Olavo Baptista, for the remainder of Mr. Luiz
       Olavo Baptista's term of office, i.e. until
       the shareholders' meeting called to approve
       the financial statements for the FYE on 31
       DEC 2011

O.7    Appoint Mr. Luiz Olavo Baptista as a Control              Mgmt          For                            For
       Agent, for a 4 year period

O.8    Authorize the Executive Committee to buy back             Mgmt          For                            For
       the Company's shares on the open market, subject
       to the conditions described below: maximum
       purchase price: at highest rate on stock exchange,
       since the general meeting of 06 JUN 2007, raised
       by 20%, minimum sale price: EUR X, maximum
       number of shares to be acquired: 10% of the
       share capital, maximum funds invested in the
       share buybacks: EUR 1,000,000,000.00; [Authority
       expires at the end of the 18 month period];
       the number of shares acquired by the Company
       with a view to their retention or their subsequent
       delivery in payment or exchange as part of
       a merger, divestment or capital contribution
       cannot exceed 5 % of its capital; to take all
       necessary measures and accomplish all necessary
       formalities;  this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders meeting of 06 JUN 2007

E.9    Authorize the Executive Committee to issue warrants       Mgmt          For                            For
       for free giving access to the share capital
       in the event of a public exchange offer initiated
       by the Company concerning the shares of another
       Company; [Authority expires at the end of the
       18 month period]; the number of equity securities
       which shall not exceed the number of shares
       composing the share capital of the Company
       at their issuance time, shall give free access
       to the share capital; to increase the capital
       by a maximum nominal value of EUR 212,154,880.00;
       approve to waive the preferential subscription
       rights of the shareholders to the warrants
       giving access for free to the share capital
       of the Company to the profit of the beneficiaries;
       authorize the Executive Committee to take
       all necessary measures and accomplish all necessary
       formalities

E.10   Amend the Article number 12.3 of the bylaws               Mgmt          For                            For

E.11   Amend the Article number 13.2 of the bylaws               Mgmt          For                            For

E.12   Authorize the Executive Committee to increase             Mgmt          For                            For
       the share capital, by the issuance of shares
       of equity securities giving free access to
       the share capital of the Company, in favor
       of Employees and Corporate Officers of the
       Company who are Members of a Company Savings
       Plan;  the nominal amount of such capital increase
       shall not exceed EUR 6,300,000.00; [Authority
       expires at the end of the 26 month period];approve
       to cancel the shareholders' preferential subscription
       rights in favor of beneficiaries; authorize
       the Executive Committee to set the issue price
       of the ordinary shares or securities to be
       issued, in accordance with the terms and conditions
       determined by the shareholders' meeting; to
       take all necessary measures and accomplish
       all necessary formalities; this delegation
       of powers supersedes any and all earlier delegations
       to the same effect

E.13   Authorize the Executive Committee to increase             Mgmt          Against                        Against
       the share capital, on one or more occasions,
       at its sole discretion , in favor of Employees
       and Corporate officers from foreign Companies
       of group Vallourec, that are not located on
       French territory, and who are not members of
       a Company Savings plan; [Authority expires
       at the end of the 18 month period] and for
       a nominal amount that shall not exceed EUR
       6,300,000.00; approve to cancel the shareholders'
       preferential subscription rights in favor of
       beneficiaries; authorize the Executive Committee
       to take all necessary measures and accomplish
       all necessary formalities

E.14   Authorize the Executive Committee the necessary           Mgmt          For                            For
       powers to increase the capital of new shares
       and or securities on one or more occasions,
       in France or abroad, by a maximum nominal amount
       of EUR 6,300.000.00, by issuance, with preferred
       subscription rights maintained, of new shares
       reserved to employees and Corporate Officers
       of loan institutions; [Authority expires at
       the end of the 18 month period]; approve to
       cancel the shareholders' preferential subscription
       rights in favor of the beneficiaries; authorize
       the Executive Committee for a 18 month period
       and within the limit of 6,300.000.00 % of the
       Company's share capital, to set the issue price
       of the ordinary shares or securities to be
       issued, in accordance with the terms and conditions
       determined by the shareholders' meeting;  this
       amount shall count against the overall value
       set forth in resolution 3 par.1 of general
       meeting of 06 JUN 2007; authorize the Executive
       Committee to take all necessary measures and
       accomplish all necessary formalities

E.15   Authorize the Executive Committee to grant,               Mgmt          For                            For
       for free, on one or more occasions, existing
       or future shares, in favor of the Employees
       or the Corporate Officers of the company and
       related Companies; they may not represent more
       than 0.3 % of the share capital; this amount
       shall count against the overall value set for
       thin resolution number 1 par. 3; [Authority
       expires at the end of the 26 month period];
       authorize the Executive Committee to take all
       necessary measures and accomplish all necessary
       formalities; this authorization supersedes
       the fraction unused of the authorization granted
       by the shareholders' meeting of 07 JUN 2005
       in its Resolution 9;  this delegation of powers
       supersedes any and all earlier delegations
       to the same effect

E.16   Authorize the Executive Committee to grant,               Mgmt          For                            For
       for free, on one or more occasions, existing
       or future shares, in favor of the Employees
       or the Corporate Officers of the company and
       related Companies; they may not represent more
       than 1 % of the share capital;[Authority expires
       at the end of the 38 month period]; approve
       to cancel the shareholders' preferential subscription
       rights in favor of the beneficiaries; authorize
       the Executive Committee to take all necessary
       measures and accomplish all necessary formalities;
       this authorization supersedes the fraction
       unused of the authorization granted by the
       shareholders' meeting of 07 JUN 2005 in its
       Resolution 9; this delegation of powers supersedes
       any and all earlier delegations to the same
       effect

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       04 JUN 2008. CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 WALTER INDUSTRIES, INC.                                                                     Agenda Number:  932834129
--------------------------------------------------------------------------------------------------------------------------
    Security:  93317Q105                                                             Meeting Type:  Annual
      Ticker:  WLT                                                                   Meeting Date:  23-Apr-2008
        ISIN:  US93317Q1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HOWARD L. CLARK, JR.                                      Mgmt          For                            For
       JERRY W. KOLB                                             Mgmt          For                            For
       PATRICK A. KRIEGSHAUSER                                   Mgmt          For                            For
       MARK J. O'BRIEN                                           Mgmt          For                            For
       VICTOR P. PATRICK                                         Mgmt          For                            For
       BERNARD G. RETHORE                                        Mgmt          For                            For
       GEORGE R. RICHMOND                                        Mgmt          For                            For
       MICHAEL T. TOKARZ                                         Mgmt          For                            For
       A.J. WAGNER                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 WEATHERFORD INTERNATIONAL LTD.                                                              Agenda Number:  932901451
--------------------------------------------------------------------------------------------------------------------------
    Security:  G95089101                                                             Meeting Type:  Annual
      Ticker:  WFT                                                                   Meeting Date:  02-Jun-2008
        ISIN:  BMG950891017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION AS DIRECTOR: NICHOLAS F. BRADY                   Mgmt          For                            For

1B     ELECTION AS DIRECTOR: WILLIAM E. MACAULAY                 Mgmt          For                            For

1C     ELECTION AS DIRECTOR: DAVID J. BUTTERS                    Mgmt          For                            For

1D     ELECTION AS DIRECTOR: ROBERT B. MILLARD                   Mgmt          For                            For

1E     ELECTION AS DIRECTOR: BERNARD J. DUROC-DANNER             Mgmt          For                            For

1F     ELECTION AS DIRECTOR: ROBERT K. MOSES, JR.                Mgmt          For                            For

1G     ELECTION OF DIRECTOR: ROBERT A. RAYNE                     Mgmt          For                            For

02     APPOINTMENT OF ERNST & YOUNG LLP AS INDEPENDENT           Mgmt          For                            For
       AUDITORS FOR THE YEAR ENDING DECEMBER 31, 2008,
       AND AUTHORIZATION OF THE AUDIT COMMITTEE OF
       THE BOARD OF DIRECTORS TO SET ERNST & YOUNG
       LLP'S REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 WEYERHAEUSER COMPANY                                                                        Agenda Number:  932826071
--------------------------------------------------------------------------------------------------------------------------
    Security:  962166104                                                             Meeting Type:  Annual
      Ticker:  WY                                                                    Meeting Date:  17-Apr-2008
        ISIN:  US9621661043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOHN I. KIECKHEFER                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: ARNOLD G. LANGBO                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: CHARLES R. WILLIAMSON               Mgmt          For                            For

02     SHAREHOLDER PROPOSAL ON THE CHAIRMAN POSITION             Shr           For                            Against

03     APPROVAL, ON AN ADVISORY BASIS, OF THE APPOINTMENT        Mgmt          For                            For
       OF AUDITORS




--------------------------------------------------------------------------------------------------------------------------
 XSTRATA PLC, LONDON                                                                         Agenda Number:  701524870
--------------------------------------------------------------------------------------------------------------------------
    Security:  G9826T102                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-May-2008
        ISIN:  GB0031411001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the annual report and financial         Mgmt          For                            For
       statements of the Company and the reports of
       the Directors and the Auditors thereon for
       the YE 31 DEC 2007

2.     Declare a final dividend of USD 0.34 cents per            Mgmt          For                            For
       ordinary share in respect of the YE 31 DEC
       2007

3.     Receive and approve the Directors' remuneration           Mgmt          For                            For
       report as specified for the YE 31 DEC 2007

4.     Re-elect Mr. Willy Strothotte, as a Non-Executive         Mgmt          For                            For
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

5.     Re-elect Mr. Paul Hazen, as a Non-Executive               Mgmt          For                            For
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

6.     Re-elect Mr. Lan Strachan as a Non-Executive              Mgmt          For                            For
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

7.     Re-elect Mr. Claude Lamoureux, as a Non-Executive         Mgmt          For                            For
       Director, who retires in accordance with Article
       128 of the Company's Articles of Association

8.     Re-appoint Ernst & Young LLP as the Auditors              Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next general meeting at which accounts
       are laid before the Company and authorize the
       Directors to determine the remuneration of
       the Auditors

9.     Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authority, and pursuant by Article
       14 of the Company's Articles of Association,
       to allot relevant securities [Section 80] up
       to an amount of USD 161,944,486.00 [equivalent
       to 323,888,972 ordinary shares of USD 0.50
       each in the capital of the Company]; [Authority
       expires at the conclusion of the next AGM of
       the Company after the passing of this Resolution]

S.10   Authorize the Directors, in substitution for              Mgmt          For                            For
       all existing authority, pursuant by Article
       15 of the Company's Articles of Association,
       to allot equity securities, disapplying the
       statutory pre-emption rights [Section 89(1)]
       of the Companies Act 1985, and the amount is
       USD 24,291,673.00 [equivalent to 48,583,346
       ordinary shares of USD 0.50 each in the capital
       of the Company]; [Authority expires at the
       conclusion of the next AGM of the Company after
       the passing of this Resolution]

S.11   Amend the new form of Article of Association              Mgmt          For                            For
       of the Company produced to the meeting and
       initialed by the Chairman for the purpose of
       identification as New Articles 'A' [the 'New
       Article'] de adopted as the Article of Association
       of the Company with the effect from the conclusion
       of the meeting in substitution for, and to
       exclusion of, the existing Article of Association

S.12   Amend, subject to the passing Resolution 11,              Mgmt          For                            For
       that the proposed new form of Article of Association
       of the Company produced to the meeting and
       initialed by the Chairman for the purpose of
       identification as New Articles 'B' be adopted
       as the Article of Association of the Company
       with effect from the entry into force of Section
       175 of Companies Act 2006 at 00:01am on 01
       OCT 2008, in substitution for, and to the exclusion
       of, the New Articles

13.    Approve the amendments to the rules of the Xstrata        Mgmt          For                            For
       Plc added Value Incentive Plan, which are summarized
       as specified in the notice of AGM, and are
       shown in the copy of the rules produced to
       the meeting and initialed by the Chairman for
       the purpose of identification




--------------------------------------------------------------------------------------------------------------------------
 XTO ENERGY INC.                                                                             Agenda Number:  932876925
--------------------------------------------------------------------------------------------------------------------------
    Security:  98385X106                                                             Meeting Type:  Annual
      Ticker:  XTO                                                                   Meeting Date:  20-May-2008
        ISIN:  US98385X1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: WILLIAM H. ADAMS III                Mgmt          For                            For

1B     ELECTION OF DIRECTOR: KEITH A. HUTTON                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JACK P. RANDALL                     Mgmt          For                            For

02     APPROVAL OF 2004 STOCK INCENTIVE PLAN AS AMENDED          Mgmt          For                            For
       AND RESTATED AS OF MAY 20, 2008.

03     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS THE COMPANY'S INDEPENDENT AUDITOR FOR 2008.

04     STOCKHOLDER PROPOSAL TO DECLASSIFY THE BOARD              Shr           Against                        For
       OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 YAMANA GOLD INC.                                                                            Agenda Number:  932876254
--------------------------------------------------------------------------------------------------------------------------
    Security:  98462Y100                                                             Meeting Type:  Annual and Special
      Ticker:  AUY                                                                   Meeting Date:  14-May-2008
        ISIN:  CA98462Y1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      IN RESPECT OF THE INCREASE IN THE MAXIMUM NUMBER          Mgmt          For                            For
       OF DIRECTORS FROM 10 TO 15

B      DIRECTOR
       PETER MARRONE                                             Mgmt          For                            For
       VICTOR H. BRADLEY                                         Mgmt          For                            For
       PATRICK J. MARS                                           Mgmt          For                            For
       JUVENAL MESQUITA FILHO                                    Mgmt          For                            For
       ANTENOR F. SILVA, JR.                                     Mgmt          For                            For
       NIGEL LEES                                                Mgmt          For                            For
       DINO TITARO                                               Mgmt          For                            For
       JOHN BEGEMAN                                              Mgmt          For                            For
       ROBERT HORN                                               Mgmt          For                            For
       RICHARD GRAFF                                             Mgmt          For                            For
       CARL RENZONI                                              Mgmt          For                            For

C      IN RESPECT OF THE APPOINTMENT OF DELOITTE &               Mgmt          For                            For
       TOUCHE LLP AS AUDITORS

D      IN RESPECT OF THE ADOPTION OF THE RESTRICTED              Mgmt          For                            For
       SHARE UNIT PLAN

E      IN RESPECT OF THE CONFIRMATION OF THE NEW GENERAL         Mgmt          For                            For
       BY-LAW.



VAN ECK WORLDWIDE REAL ESTATE FUND
--------------------------------------------------------------------------------------------------------------------------
 APARTMENT INVESTMENT AND MANAGEMENT CO.                                                     Agenda Number:  932823556
--------------------------------------------------------------------------------------------------------------------------
    Security:  03748R101                                                             Meeting Type:  Annual
      Ticker:  AIV                                                                   Meeting Date:  28-Apr-2008
        ISIN:  US03748R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES N. BAILEY                                           Mgmt          For                            For
       TERRY CONSIDINE                                           Mgmt          For                            For
       RICHARD S. ELLWOOD                                        Mgmt          For                            For
       THOMAS L. KELTNER                                         Mgmt          For                            For
       J. LANDIS MARTIN                                          Mgmt          For                            For
       ROBERT A. MILLER                                          Mgmt          For                            For
       THOMAS L. RHODES                                          Mgmt          For                            For
       MICHAEL A. STEIN                                          Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP,             Mgmt          For                            For
       TO SERVE AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701365529
--------------------------------------------------------------------------------------------------------------------------
    Security:  T19807139                                                             Meeting Type:  OGM
      Ticker:                                                                        Meeting Date:  17-Oct-2007
        ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT THIS IS A MIX MEETING. THANK             Non-Voting
       YOU.

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       18 OCT 2007 CONSEQUENTLY, YOUR VOTING INSTRUCTIONS
       WILL REMAIN VALID FOR ALL CALLS UNLESS THE
       AGENDA IS AMENDED. PLEASE BE ALSO ADVISED THAT
       YOUR SHARES WILL BE BLOCKED UNTIL THE QUORUM
       IS MET OR THE MEETING IS CANCELLED. THANK YOU.

O.1    Approve the share purchase program and the reissuance     Mgmt          For                            For
       of repurchased shares

E.1    Approve the merger by absorption of Sviluppi              Mgmt          For                            For
       Immobiliari Spa, Beni Stabili Immobiliare Garibaldi
       Spa and Torino Zerocinque Investment Spa

E.2    Amend the Article 3 of the By-Laws [corporate             Mgmt          Abstain                        Against
       purpose]

3.     Other business                                            Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 BENI STABILI SPA, ROMA                                                                      Agenda Number:  701498037
--------------------------------------------------------------------------------------------------------------------------
    Security:  T19807139                                                             Meeting Type:  MIX
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  IT0001389631
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE IN THE EVENT THE MEETING DOES NOT             Non-Voting
       REACH QUORUM, THERE WILL BE A SECOND CALL ON
       23 APR 2008 AT 11:00. CONSEQUENTLY, YOUR VOTING
       INSTRUCTIONS WILL REMAIN VALID FOR ALL CALLS
       UNLESS THE AGENDA IS AMENDED. PLEASE BE ALSO
       ADVISED THAT YOUR SHARES WILL BE BLOCKED UNTIL
       THE QUORUM IS MET OR THE MEETING IS CANCELLED.
       THANK YOU.

O.1    Approve the financial statement at 31 DEC 2007,           Mgmt          No vote
       Board of Directors and the Auditors report,
       dividend distribution, adjournment thereof

O.2    Approve the integration of commitment to Audit            Mgmt          No vote
       Firm, adjournment thereof

O.3    Approve the assignment of commitment to the               Mgmt          No vote
       Audit Firm, adjournment thereof

O.4    Approve the Plan to buy back own shares, adjournment      Mgmt          No vote
       thereof

O.5    Approve the New Stock Option Plan, adjournment            Mgmt          No vote
       thereof

E.1    Amend the Articles of Corporate By Laws, adjournment      Mgmt          No vote
       thereof

E.2    Authorize the Board of Directors the faculty              Mgmt          No vote
       to increase in capital, adjournment thereof

E.3    Approve the Corporate By Laws amendments, adjournment     Mgmt          No vote
       thereof




--------------------------------------------------------------------------------------------------------------------------
 BOSTON PROPERTIES, INC.                                                                     Agenda Number:  932851632
--------------------------------------------------------------------------------------------------------------------------
    Security:  101121101                                                             Meeting Type:  Annual
      Ticker:  BXP                                                                   Meeting Date:  12-May-2008
        ISIN:  US1011211018
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       LAWRENCE S. BACOW                                         Mgmt          For                            For
       ZOE BAIRD                                                 Mgmt          For                            For
       ALAN J. PATRICOF                                          Mgmt          For                            For
       MARTIN TURCHIN                                            Mgmt          For                            For

02     TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT               Mgmt          For                            For
       OF PRICEWATERHOUSECOOPERS LLP AS BOSTON PROPERTIES,
       INC.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008.

03     TO CONSIDER AND ACT UPON A STOCKHOLDER PROPOSAL           Shr           For                            Against
       CONCERNING THE ANNUAL ELECTION OF DIRECTORS,
       IF PROPERLY PRESENTED AT THE ANNUAL MEETING.




--------------------------------------------------------------------------------------------------------------------------
 BRITISH LD CO PLC                                                                           Agenda Number:  701306311
--------------------------------------------------------------------------------------------------------------------------
    Security:  G15540118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  13-Jul-2007
        ISIN:  GB0001367019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       audited accounts for the YE 31 MAR 2007

2.     Declare a final dividend for the YE 31 MAR 2007           Mgmt          For                            For

3.     Re-elect Mr. Robert Bowden as a Director                  Mgmt          For                            For

4.     Re-elect Mr. Colin Cowdery as a Director                  Mgmt          For                            For

5.     Re-elect Mr. John Travers as a Director                   Mgmt          For                            For

6.     Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For

7.     Authorize the Directors to fix the remuneration           Mgmt          For                            For
       of the Auditors

8.     Approve the remuneration report                           Mgmt          Abstain                        Against

9.     Approve to renew the Directors' authority to              Mgmt          Abstain                        Against
       allot unissued share capital or convertible
       securities of the Company, granted by shareholders
       on 14 JUL 2006 pursuant to Section 80 of the
       Companies Act 1985

S.10   Approve to waive the pre-emption rights held              Mgmt          Against                        Against
       by existing shareholders which attach to future
       issue for cash of equity securities of Company
       by virtue of Section 89 of the Companies Act
       1985

S.11   Authorize the Company to purchase its own shares          Mgmt          For                            For
       pursuant to the Articles of Association of
       the Company

S.12   Amend the Company's Articles of Association               Mgmt          For                            For
       to enable the Company to take advantage of
       new provisions in the Companies Act 2006 enabling
       communications by electronic means between
       the Company and its shareholders, including
       by way of a website

13.    Approve [as required by the Disclosure & Transparency     Mgmt          For                            For
       Rules] the Company using electronic means to
       communicate with its shareholders

14.    Amend The British Land Company Long Term Incentive        Mgmt          For                            For
       Plan [the LTIP]




--------------------------------------------------------------------------------------------------------------------------
 BROOKFIELD PROPERTIES CORPORATION                                                           Agenda Number:  932834624
--------------------------------------------------------------------------------------------------------------------------
    Security:  112900105                                                             Meeting Type:  Annual and Special
      Ticker:  BPO                                                                   Meeting Date:  24-Apr-2008
        ISIN:  CA1129001055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

A      THE SPECIAL RESOLUTION TO DECREASE THE NUMBER             Mgmt          No vote
       OF DIRECTORS FROM 13 TO 12, AS MORE PARTICULARLY
       DESCRIBED IN THE CORPORATION'S MANAGEMENT PROXY
       CIRCULAR DATED MARCH 17, 2008;

B      THE AMENDMENT OF THE CORPORATION'S SHARE OPTION           Mgmt          No vote
       PLAN TO INCREASE THE NUMBER OF SHARES AUTHORIZED
       FOR ISSUANCE PURSUANT TO THE PLAN, AS MORE
       PARTICULARLY DESCRIBED IN THE CORPORATION'S
       MANAGEMENT PROXY CIRCULAR DATED MARCH 17, 2008;

C      DIRECTOR
       MR. GORDON E. ARNELL                                      Mgmt          No vote
       MR. WILLIAM T. CAHILL                                     Mgmt          No vote
       MR. RICHARD B. CLARK                                      Mgmt          No vote
       MR. JACK L. COCKWELL                                      Mgmt          No vote
       MR. J. BRUCE FLATT                                        Mgmt          No vote
       MR. RODERICK D. FRASER                                    Mgmt          No vote
       MR. PAUL D. MCFARLANE                                     Mgmt          No vote
       MR. ALLAN S. OLSON                                        Mgmt          No vote
       MS. LINDA D. RABBITT                                      Mgmt          No vote
       MR. ROBERT L. STELZL                                      Mgmt          No vote
       MS. DIANA L. TAYLOR                                       Mgmt          No vote
       MR. JOHN E. ZUCCOTTI                                      Mgmt          No vote

D      THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS               Mgmt          No vote
       AUDITORS AND AUTHORIZING THE DIRECTORS TO FIX
       THE AUDITORS' REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 CHEUNG KONG (HOLDINGS) LTD, CENTRAL DISTRICT                                                Agenda Number:  701556029
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y13213106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-May-2008
        ISIN:  HK0001000014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the audited financial statements, the             Mgmt          For                            For
       report of the Directors and the Independent
       Auditor's report for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Elect Mr. Li Ka-shing as a Director                       Mgmt          For                            For

3.2    Elect Mr. Li Tzar Kuoi, Victor as a Director              Mgmt          For                            For

3.3    Elect Mr. Chung Sun Keung, Davy as a Director             Mgmt          For                            For

3.4    Elect Ms. Pau Yee Wan, Ezra as a Director                 Mgmt          For                            For

3.5    Elect Mr. Leung Siu Hon as a Director                     Mgmt          For                            For

3.6    Elect Mr. Simon Murray as a Director                      Mgmt          For                            For

3.7    Elect Mr. Cheong Ying Chew, Henry as a Director           Mgmt          For                            For

4.     Appoint Messrs. Deloitte Touche Tohmatsu as               Mgmt          For                            For
       the Auditor and authorize the Directors to
       fix their remuneration

5.1    Authorize the Directors to issue and dispose              Mgmt          Against                        Against
       of additional shares not exceeding 20% of the
       existing issued share capital of the Company
       at the date of this resolution until the next
       AGM [Relevant Period], such mandate to include
       the granting of offers or options [including
       bonds and debentures convertible into shares
       of the Company] which might be exercisable
       or convertible during or after the relevant
       period

5.2    Authorize the Directors during the relevant               Mgmt          For                            For
       period to repurchase shares of HKD 0.50 each
       in the capital of the Company in accordance
       with all applicable laws and the requirements
       of the Rules Governing the Listing of Securities
       on The Stock Exchange of Hong Kong Limited
       or of any other stock exchange as amended from
       time to time, be and is hereby generally and
       unconditionally approved, the aggregate nominal
       amount of shares of the Company to be repurchased
       by the Company pursuant to the approval in
       this resolution shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of this
       Resolution, and the said approval shall be
       limited accordingly; and [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company; the expiration of the period
       within which the next AGM of the Company is
       required by law to be held]

5.3    Approve that the general mandate granted to               Mgmt          Against                        Against
       the Directors to issue and dispose of additional
       shares pursuant to Resolution 5.1 be extended
       by the addition thereto of an amount representing
       the aggregate nominal amount of the share capital
       of the Company repurchased by the Company under
       the authority granted pursuant to Resolution
       5.2, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       issued share capital of the Company at the
       date of the said resolution

       PLEASE NOTE THAT THIS IS A REVISION DUE TO RECEIPT        Non-Voting
       OF CONSERVATIVE RECORD DATE. IF YOU HAVE ALREADY
       SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS
       PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR
       ORIGINAL INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 DENNY'S CORPORATION                                                                         Agenda Number:  932865477
--------------------------------------------------------------------------------------------------------------------------
    Security:  24869P104                                                             Meeting Type:  Annual
      Ticker:  DENN                                                                  Meeting Date:  21-May-2008
        ISIN:  US24869P1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: VERA K. FARRIS                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: BRENDA J. LAUDERBACK                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: NELSON J. MARCHIOLI                 Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROBERT E. MARKS                     Mgmt          For                            For

1E     ELECTION OF DIRECTOR: MICHAEL MONTELONGO                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: LOUIS P. NEEB                       Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DONALD C. ROBINSON                  Mgmt          For                            For

1H     ELECTION OF DIRECTOR: DONALD R. SHEPHERD                  Mgmt          For                            For

1I     ELECTION OF DIRECTOR: DEBRA SMITHART-OGLESBY              Mgmt          For                            For

02     A PROPOSAL TO RATIFY THE SELECTION OF KPMG LLP            Mgmt          For                            For
       AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF DENNY'S CORPORATION AND ITS SUBSIDIARIES
       FOR THE YEAR ENDING DECEMBER 31, 2008

03     A PROPOSAL TO APPROVE THE DENNY'S CORPORATION             Mgmt          For                            For
       2008 OMNIBUS INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 DESARROLLADORA HOMEX, S.A.B. DE C.V.                                                        Agenda Number:  932816119
--------------------------------------------------------------------------------------------------------------------------
    Security:  25030W100                                                             Meeting Type:  Annual
      Ticker:  HXM                                                                   Meeting Date:  10-Mar-2008
        ISIN:  US25030W1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      DISCUSSION AND APPROVAL, AS THE CASE MAY BE,              Mgmt          For                            For
       OF THE MAXIMUM AMOUNT THAT COULD BE USED TO
       REPURCHASE OF STOCK OF THE COMPANY.

II     REPORT ON THE ESTABLISHMENT OF A STOCK OPTION             Mgmt          For                            For
       PLAN FOR COMPANY OFFICERS AND TRUST CONFORMED
       FOR THIS PURPOSE; RESOLUTIONS ON THIS ITEM.

III    DESIGNATION OF DELEGATES WHO WILL FORMALIZE               Mgmt          For                            For
       AND EXECUTE THE RESOLUTIONS ADOPTED AT THIS
       MEETING.




--------------------------------------------------------------------------------------------------------------------------
 DESARROLLADORA HOMEX, S.A.B. DE C.V.                                                        Agenda Number:  932861645
--------------------------------------------------------------------------------------------------------------------------
    Security:  25030W100                                                             Meeting Type:  Annual
      Ticker:  HXM                                                                   Meeting Date:  25-Apr-2008
        ISIN:  US25030W1009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

I      DISCUSSION AND APPROVAL OR AMENDMENT, AS THE              Mgmt          For                            For
       CASE MAY BE, OF THE REPORTS OF THE BOARD OF
       DIRECTORS ON THE COMPANY'S REVIEW PURSUANT
       TO ARTICLE 28, SECTION IV OF THE MEXICAN SECURITIES
       LAW, INCLUDING THE FINANCIAL STATEMENTS FOR
       THE YEAR ENDED ON DECEMBER 31, 2007.

II     RESOLUTION OVER THE APPLICATION OF THE RESULTS            Mgmt          For                            For
       OBTAINED IN SUCH FISCAL YEAR.

III    APPOINTMENT OR RATIFICATION, AS THE CASE MAY              Mgmt          For                            For
       BE, OF THE MEMBERS OF THE BOARD OF DIRECTORS
       AND SECRETARY, AND DETERMINATION OF THEIR COMPENSATION.

IV     APPOINTMENT OR RATIFICATION, AS THE CASE MAY              Mgmt          For                            For
       BE, OF THE CHAIRMAN OF THE AUDIT COMMITTEE
       AND OF THE CORPORATE GOVERNANCE COMMITTEE AND,
       AS THE CASE MAY BE, APPOINTMENT OF THE MEMBERS
       OF SUCH COMMITTEES AND OF THE EXECUTIVE COMMITTEE.

V      DESIGNATION OF SPECIAL DELEGATES WHO WILL FORMALIZE       Mgmt          For                            For
       AND EXECUTE THE RESOLUTIONS ADOPTED AT THIS
       MEETING.




--------------------------------------------------------------------------------------------------------------------------
 EQUITY INNS, INC.                                                                           Agenda Number:  932766263
--------------------------------------------------------------------------------------------------------------------------
    Security:  294703103                                                             Meeting Type:  Special
      Ticker:  ENN                                                                   Meeting Date:  02-Oct-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE THE AGREEMENT AND PLAN OF MERGER,              Mgmt          For                            For
       DATED AS OF JUNE 20, 2007, BY AND AMONG GRACE
       I, LLC, GRACE ACQUISITION I, INC., GRACE II,
       L.P., EQUITY INNS PARTNERSHIP, L.P. AND EQUITY
       INNS, INC.

02     TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING,        Mgmt          For                            For
       IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE INSUFFICIENT VOTES AT
       THE TIME OF THE SPECIAL MEETING TO APPROVE
       THE MERGER AGREEMENT.




--------------------------------------------------------------------------------------------------------------------------
 GENERAL GROWTH PROPERTIES, INC.                                                             Agenda Number:  932840968
--------------------------------------------------------------------------------------------------------------------------
    Security:  370021107                                                             Meeting Type:  Annual
      Ticker:  GGP                                                                   Meeting Date:  14-May-2008
        ISIN:  US3700211077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MATTHEW BUCKSBAUM                                         Mgmt          For                            For
       BERNARD FREIBAUM                                          Mgmt          For                            For
       BETH STEWART                                              Mgmt          For                            For

02     RATIFICATION OF THE SELECTION OF INDEPENDENT              Mgmt          For                            For
       PUBLIC ACCOUNTANTS.

03     STOCKHOLDER PROPOSAL TO DECLASSIFY THE BOARD              Shr           For                            Against
       OF DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 HANG LUNG PPTYS LTD                                                                         Agenda Number:  701384377
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y30166105                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  05-Nov-2007
        ISIN:  HK0101000591
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare a final dividend recommended by the               Mgmt          For                            For
       Directors

3.A    Re-elect Mr. Ronnie C. Chan as a Director                 Mgmt          For                            For

3.B    Re-elect Mr. William P.Y. Ko as a Director                Mgmt          For                            For

3.C    Re-elect Mr. Terry S. Ng as a Director                    Mgmt          For                            For

3.D    Authorize the Board of Directors to fix Directors'        Mgmt          For                            For
       fees

4.     Re-appoint KPMG as the Auditors of the Company            Mgmt          For                            For
       at a fee to be agreed with the Directors

5.A    Authorize the Directors of the Company, during            Mgmt          For                            For
       the relevant period [as specified] to purchase
       its shares in the capital of the Company on
       The Stock Exchange of Hong Kong Limited [the
       Stock Exchange] or on any other stock exchange
       recognized for this purpose by the Securities
       and Futures Commission and the Stock Exchange
       under the Hong Kong Code on Share Repurchases,
       not exceeding 10% of the aggregate nominal
       amount of the issued share capital of the Company
       at the date of passing this resolution, and
       the said approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by Law to be held]

5.B    Authorize the Directors of the Company, pursuant          Mgmt          Abstain                        Against
       to Section 57B of the Companies Ordinance,
       to allot, issue and deal with additional shares
       in the capital of the Company or options, warrants
       or similar rights to subscribe for any shares
       or such convertible securities and to make
       or grant offers, agreements and options, during
       and after the relevant period, not exceeding
       20% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of passing this resolution and if the
       Directors are so authorized by a separate ordinary
       resolution of the shareholders of the Company
       set out as Resolution No. 5.C as specified,
       the nominal amount of the share capital of
       the Company repurchased by the Company subsequent
       to the passing of this Resolution, up to a
       maximum equivalent to 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of passing this
       Resolution, and the said approval shall be
       limited accordingly, otherwise than pursuant
       to i) a Rights Issue [as specified]; ii) the
       exercise of rights of subscription or conversion
       under the terms of any warrants issued by the
       Company or any securities which are convertible
       into shares of the Company; iii) any option
       scheme or similar arrangement for the time
       being adopted for the grant or issue of shares
       or rights to acquire shares of the Company,
       or iv) any scrip dividend or similar arrangement
       providing for the allotment of shares in lieu
       of the whole or part of a dividend on shares
       of the Company in accordance with the Articles
       of Association of the Company

5.C    Authorize the Directors of the Company to exercise        Mgmt          Abstain                        Against
       the powers of the Company referred to in Resolution
       5.B, in respect of the share capital of the
       Company referred to in such Resolution

       Any other business                                        Non-Voting




--------------------------------------------------------------------------------------------------------------------------
 HILTON HOTELS CORPORATION                                                                   Agenda Number:  932761453
--------------------------------------------------------------------------------------------------------------------------
    Security:  432848109                                                             Meeting Type:  Special
      Ticker:  HLT                                                                   Meeting Date:  18-Sep-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED          Mgmt          For                            For
       AS OF JULY 3, 2007, BY AND AMONG HILTON HOTELS
       CORPORATION, A DELAWARE CORPORATION, BH HOTELS
       LLC, A DELAWARE LIMITED LIABILITY COMPANY,
       AND BH HOTELS ACQUISITION INC., A DELAWARE
       CORPORATION.

02     TO APPROVE AN ADJOURNMENT OF THE SPECIAL MEETING,         Mgmt          For                            For
       IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL
       PROXIES.




--------------------------------------------------------------------------------------------------------------------------
 HIRCO PLC, DOUGLAS                                                                          Agenda Number:  701493176
--------------------------------------------------------------------------------------------------------------------------
    Security:  G4590K106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-Apr-2008
        ISIN:  IM00B1HYQS19
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and adopt the annual report and audited           Mgmt          For                            For
       accounts of the Company for the period ended
       30 SEP 2007, together with the Directors' and
       Auditor's reports thereon

2.     Re-appoint KPMG Audit LLC as Auditors of the              Mgmt          For                            For
       Company

3.     Authorise the Directors to determine the remuneration     Mgmt          For                            For
       of KPMG LLC as Auditors of the Company

4.     Re-elect Mr. David Burton as a Director                   Mgmt          For                            For

5.     Re-elect Mr. Douglas Gardner as a Director                Mgmt          For                            For

6.     Re-elect Mr. Kersi Gherda as a Director                   Mgmt          For                            For

7.     Re-elect Ms. Priya Hiranandani as a Director              Mgmt          For                            For

8.     Re-elect Mr. Nigel McGowan as a Director                  Mgmt          For                            For

9.     Re-elect Sir Rob Young as a Director                      Mgmt          For                            For

10.    Approve that the existing investment strategy             Mgmt          For                            For
       of the Company's AIM Admission Document dated
       07 DEC 2006 as specified

S.11   Authorize the Directors of the Company to allot           Mgmt          For                            For
       ordinary shares of GBP 0.01 each in the capital
       of the Company for cash up to an aggregate
       nominal sum of GBP 38,263 [representing approximately
       5% of the Company's issued share capital] as
       if Article 5.1 of the Company's Articles of
       Association did not apply to such allotments,
       such authority to expire [unless and to the
       extent previously revoked, varied or renewed
       by the Company in general meeting] at the conclusion
       of the next AGM of the Company provided that
       the authority shall allow the Company to make
       an offer or enter into an agreement which would
       or might require ordinary shares to be allotted
       after this authority expires

S.12   Authorise the Company, for the purpose of Section         Mgmt          For                            For
       13 of the Isle of Man Companies Act 1992 to
       make market purchases[as defined in Section
       13[2] of the said Act] of ordinary shares of
       GBP 0.01 each in the company's capital provided
       that: a)authorize to purchased the maximum
       number of such ordinary shares as is equal
       to 15% of the Company's issued share capital
       following the maximum amount of ordinary shares
       which may fall to be issued pursuant to resolution
       11; b) the minimum price which may be paid
       for such ordinary shares is the nominal amount
       thereof: c) the maximum price[exclusive of
       expenses] which may be paid for such ordinary
       shares shall be 5% above the average of the
       middle market quotations taken from the AIM
       market of the London Stock Exchange for the
       5 Business days before the purchase is made;
       d) the authority hereby conferred shall[unless
       previously renewed or revoked]expire on the
       earlier of the next AGM of the Company and
       the date which is 18 months after the date
       on which this resolution passed; and the Company
       may make a contract to purchase its own ordinary
       shares under the authority hereby conferred
       prior to the expiry of such authority which
       will or may be executed wholly or partly after
       the expire of such authority, and may make
       a purchase of its own ordinary shares in pursuance
       of any such contract

S.13   Approve, that, subject to the confirmation of             Mgmt          For                            For
       the Isle of Man High Courts in accordance with
       section 56 of the Isle of Man Companies Act
       1931, all amount standing to the credit  of
       the share premium account of the Company following
       (i) the completion of the allotment referred
       to in resolution 11 and (ii) the payment of
       the expenses and commissions associated therewith
       as permitted by section 46 of the Companies
       Act 1931, be cancelled and reclassified as
       a distributable reserve of the Company

S.14   Amend the Article 162 of the Articles of Association      Mgmt          For                            For
       by the insertion of the new regulations as
       specified




--------------------------------------------------------------------------------------------------------------------------
 HOST HOTELS & RESORTS, INC.                                                                 Agenda Number:  932860287
--------------------------------------------------------------------------------------------------------------------------
    Security:  44107P104                                                             Meeting Type:  Annual
      Ticker:  HST                                                                   Meeting Date:  14-May-2008
        ISIN:  US44107P1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ROBERT M. BAYLIS                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: TERENCE C. GOLDEN                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ANN M. KOROLOGOS                    Mgmt          For                            For

1D     ELECTION OF DIRECTOR: RICHARD E. MARRIOTT                 Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JUDITH A. MCHALE                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JOHN B. MORSE, JR.                  Mgmt          For                            For

1G     ELECTION OF DIRECTOR: W. EDWARD WALTER                    Mgmt          For                            For

02     RATIFY APPOINTMENT OF KPMG LLP AS INDEPENDENT             Mgmt          For                            For
       AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 IRSA INVERSIONES Y REPRESENTACIONES S.A.                                                    Agenda Number:  932775488
--------------------------------------------------------------------------------------------------------------------------
    Security:  450047204                                                             Meeting Type:  Special
      Ticker:  IRS                                                                   Meeting Date:  10-Oct-2007
        ISIN:  US4500472042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     APPOINTMENT OF TWO SHAREHOLDERS TO APPROVE AND            Mgmt          For
       SIGN THE SHAREHOLDERS' MEETING MINUTES.

02     CONSIDERATION OF THE DOCUMENTATION PROVIDED               Mgmt          For
       FOR IN SECTION 234, SUBSECTION 1 OF LAW 19,550,
       RELATING TO THE FISCAL YEAR ENDED JUNE 30,
       2007.

03     CONSIDERATION OF THE BOARD'S PERFORMANCE.                 Mgmt          For

04     CONSIDERATION OF THE SURVEILLANCE COMMITTEE'S             Mgmt          For
       PERFORMANCE.

05     TREATMENT AND ALLOCATION OF RESULTS OF THE FISCAL         Mgmt          For
       YEAR ENDED JUNE 30, 2007.

06     CONSIDERATION OF THE COMPENSATION PAYABLE TO              Mgmt          For
       THE BOARD OF DIRECTORS IN RESPECT OF THE YEAR
       ENDED JUNE 30, 2007.

07     CONSIDERATION OF THE COMPENSATION PAYABLE TO              Mgmt          For
       THE SURVEILLANCE COMMITTEE IN RESPECT OF THE
       YEAR ENDED JUNE 30, 2007.

08     DETERMINATION OF THE NUMBER OF REGULAR DIRECTORS          Mgmt          For
       AND ALTERNATE DIRECTORS, IF THE CASE MAY BE,
       AND ELECTION THEREOF.

09     APPOINTMENT OF THE REGULAR AND ALTERNATE MEMBERS          Mgmt          For
       OF THE SURVEILLANCE COMMITTEE.

10     APPOINTMENT OF THE CERTIFYING ACCOUNTANT FOR              Mgmt          For
       THE NEXT FISCAL YEAR AND DETERMINATION OF THE
       COMPENSATION PAYABLE THERETO.

11     UPDATING OF THE REPORT RELATING TO THE SHARE              Mgmt          For
       SERVICES AGREEMENT.

12     CAPITAL STOCK INCREASE BY THE SUM OF UP TO $280,000,000   Mgmt          Against
       (PESOS TWO HUNDRED AND EIGHTY MILLION) PAR
       VALUE.

13     DELEGATION TO THE BOARD OF DIRECTORS OF THE               Mgmt          Against
       POWER TO FIX ALL THE TERMS AND CONDITIONS OF
       THE ISSUANCE THAT ARE NOT EXPRESSLY DETERMINED
       BY THE SHAREHOLDERS' MEETING.

14     APPROVAL OF AN OPTION WITHOUT CONSIDERATION               Mgmt          For
       TO SUBSCRIBE FOR THE COMPANY'S COMMON SHARES
       GRANTED TO THE SUBSCRIBERS OF THE CAPITAL STOCK
       INCREASE PROVIDED FOR IN AGENDA ITEM 12.

15     REDUCTION OF THE TERM FOR EXERCISING PREEMPTIVE           Mgmt          Against
       AND ACCRETION RIGHTS TO 10 CALENDAR DAYS PURSUANT
       TO SECTION 194 OF LAW 19,550 AS AMENDED (THE
       "BUSINESS COMPANIES LAW").

16     CONSIDERATION OF THE AMENDMENT TO THE FOLLOWING           Mgmt          Abstain
       SECTIONS OF THE CORPORATE BY-LAWS: (I) SECTION
       NINE (9), (II) SECTION THIRTEEN (13), AND (III)
       SECTION SIXTEEN (16).




--------------------------------------------------------------------------------------------------------------------------
 IVG IMMOBILIEN AG, BONN                                                                     Agenda Number:  701532423
--------------------------------------------------------------------------------------------------------------------------
    Security:  D36953103                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  DE0006205701
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       AS A CONDITION OF VOTING, GERMAN MARKET REGULATIONS       Non-Voting
       REQUIRE THAT YOU DISCLOSE WHETHER YOU HAVE
       A CONTROLLING OR PERSONAL INTEREST IN THIS
       COMPANY. SHOULD EITHER BE THE CASE, PLEASE
       CONTACT YOUR CLIENT SERVICE REPRESENTATIVE
       SO THAT WE MAY LODGE YOUR INSTRUCTIONS ACCORDINGLY.
       IF YOU DO NOT HAVE A CONTROLLING OR PERSONAL
       INTEREST, SUBMIT YOUR VOTE AS NORMAL. THANK
       YOU

       PLEASE NOTE THAT THE TRUE RECORD DATE FOR THIS            Non-Voting
       MEETING IS 30 APR 2008, WHEREAS THE MEETING
       HAS BEEN SETUP USING THE ACTUAL RECORD DATE
       - 1 BUSINESS DAY. THIS IS DONE TO ENSURE THAT
       ALL POSITIONS REPORTED ARE IN CONCURRENCE WITH
       THE GERMAN LAW. THANK YOU

1.     Presentation of the financial statements and              Non-Voting
       annual report for the 2007 FY with the report
       of the Supervisory Board, the Group financial
       statements and the Group annual report, and
       the report of the Board of Managing Directors
       pursuant to Sections 289[4] and 315[4] of the
       German Commercial Code

2.     Resolution on the appropriation of the distributable      Mgmt          For                            For
       profit of EUR 126,200,000 as follows: payment
       of a dividend of EUR 0.70 per no-par share
       EUR 45,000,000 shall be carried forward ex-dividend
       and payable date: 23 MAY 2008

3.     Ratification of the acts of the Board of Managing         Mgmt          For                            For
       Directors Dr. Wolfhard Leichnitz, Dr. Bernd
       Kottmann, Mr. Andreas Barth, Dr. Georg Reul

4.     Ratification of the acts of the Supervisory               Mgmt          For                            For
       Board Mr. Detlef Bierbaum, Mr. Peter Rieck,
       Mr. Frank F. Beelitz, Dr. Hans Michael Gaul,
       Mr. David C. Guenther, Dr. Eckart John Von
       Freyend, Mr. Rudolf Lutz, Mr. Friedrich Merz,
       Mr. Claus Schaeffauer

5.     Resolution on the deletion of Section 44[4]1              Mgmt          Abstain                        Against
       of the Articles of Association

6.     Elections to the Supervisory Board: Mr. Frank             Mgmt          Abstain                        Against
       F. Beelitz

7.     Resolution on the revocation of the existing              Mgmt          Against                        Against
       authorized capital II, the creation of a new
       authorized capital II, and the corresponding
       amendment to the Articles of Association the
       Board of Managing Directors shall be authorized,
       with the consent of the Supervisory Board,
       to increase the Company's share capital by
       up to EUR 10,000,0000 through the issue of
       new bearer no-par shares, on or before 20 MAY
       2013, shareholders shall be granted subscription
       rights except for a capital increase of up
       to 10% of the Company's share capital against
       payment in cash if the new shares are issued
       at a price not materially below their market
       price, for the granting of such rights to bondholders,
       and for residual amounts

8.     Renewal of the authorization to acquire own               Mgmt          For                            For
       shares the Company shall be authorized to acquire
       own shares of up to 10% of its share capital,
       at a price differing neither more than 5% from
       the market price of the shares if they are
       acquired through the Stock Exchange, nor more
       than 10% if they are acquired by way of a repurchase
       offer, on or before 20 NOV 2009, the Board
       of Managing Directors shall be authorized to
       dispose of the shares in a manner other than
       the Stock Exchange or an offer to all shareholders
       if the shares are sold at a price not materially
       below their market price, to use the shares
       in connection with mergers and acquisitions
       or for satisfying conversion or option rights,
       and to retire the shares

9.     Appointment of the Auditors: a) appointment               Mgmt          For                            For
       of Auditors for the 2008 fin: PricewaterhouseCoopers
       Ag, Duesseldorf, b) appointment of the Auditors
       for the interim report: PricewaterhouseCoopers
       AG, Duesseldorf entitled to vote are those
       shareholders of record on 30 APR 2008, who
       provide written evidence of such holding and
       who register with the Company on or before
       14 MAY 2008




--------------------------------------------------------------------------------------------------------------------------
 KILLAM PROPERTIES INC.                                                                      Agenda Number:  932868334
--------------------------------------------------------------------------------------------------------------------------
    Security:  494104854                                                             Meeting Type:  Annual and Special
      Ticker:                                                                        Meeting Date:  08-May-2008
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TIMOTHY R. BANKS                                          Mgmt          No vote
       PHILIP D. FRASER                                          Mgmt          No vote
       ROBERT G. KAY                                             Mgmt          No vote
       JAMES C. LAWLEY                                           Mgmt          No vote
       ARTHUR G. LLOYD                                           Mgmt          No vote
       ROBERT G. RICHARDSON                                      Mgmt          No vote
       GEORGE J. RETI                                            Mgmt          No vote
       MANFRED J. WALT                                           Mgmt          No vote
       G. WAYNE WATSON                                           Mgmt          No vote

02     THE APPOINTMENT OF ERNST & YOUNG LLP, CHARTERED           Mgmt          No vote
       ACCOUNTANTS, TO SERVE AS AUDITORS OF THE CORPORATION
       FOR THE ENSUING YEAR, AT SUCH REMUNERATION
       AS MAY BE DETERMINED BY THE BOARD OF DIRECTORS;

03     THE AMENDMENT OF THE CORPORATION'S STOCK OPTION           Mgmt          No vote
       PLAN TO INCREASE THE NUMBER OF COMMON SHARES
       WHICH MAY BE ISSUED THEREUNDER AS FURTHER DESCRIBED
       IN THE MANAGEMENT PROXY CIRCULAR OF THE CORPORATION
       IN RESPECT OF THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 KILLAM PROPERTIES INC.                                                                      Agenda Number:  932868334
--------------------------------------------------------------------------------------------------------------------------
    Security:  494104870                                                             Meeting Type:  Annual and Special
      Ticker:  KMPPF                                                                 Meeting Date:  08-May-2008
        ISIN:  CA4941048700
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TIMOTHY R. BANKS                                          Mgmt          No vote
       PHILIP D. FRASER                                          Mgmt          No vote
       ROBERT G. KAY                                             Mgmt          No vote
       JAMES C. LAWLEY                                           Mgmt          No vote
       ARTHUR G. LLOYD                                           Mgmt          No vote
       ROBERT G. RICHARDSON                                      Mgmt          No vote
       GEORGE J. RETI                                            Mgmt          No vote
       MANFRED J. WALT                                           Mgmt          No vote
       G. WAYNE WATSON                                           Mgmt          No vote

02     THE APPOINTMENT OF ERNST & YOUNG LLP, CHARTERED           Mgmt          No vote
       ACCOUNTANTS, TO SERVE AS AUDITORS OF THE CORPORATION
       FOR THE ENSUING YEAR, AT SUCH REMUNERATION
       AS MAY BE DETERMINED BY THE BOARD OF DIRECTORS;

03     THE AMENDMENT OF THE CORPORATION'S STOCK OPTION           Mgmt          No vote
       PLAN TO INCREASE THE NUMBER OF COMMON SHARES
       WHICH MAY BE ISSUED THEREUNDER AS FURTHER DESCRIBED
       IN THE MANAGEMENT PROXY CIRCULAR OF THE CORPORATION
       IN RESPECT OF THE MEETING.




--------------------------------------------------------------------------------------------------------------------------
 LAND SECURITIES GROUP PLC  R.E.I.T                                                          Agenda Number:  701310877
--------------------------------------------------------------------------------------------------------------------------
    Security:  G5375M118                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  17-Jul-2007
        ISIN:  GB0031809436
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report and financial statements               Mgmt          For                            For
       for the YE 31 MAR 2007, together with the report
       of the Auditors

2.     Approve the interim dividend paid in the year             Mgmt          For                            For
       and grant authority for the payment of a final
       dividend for the year of 34.0p per share

3.     Approve the Directors' remuneration report for            Mgmt          For                            For
       the YE 31 MAR 2007

4.     Re-elect Mr. Paul Myners as a Director                    Mgmt          For                            For

5.     Re-elect Mr. Bo Lerenius as a Director                    Mgmt          For                            For

6.     Re-elect Mr. Francis Salway as a Director                 Mgmt          For                            For

7.     Re-elect Mr. Mike Hussey as a Director                    Mgmt          For                            For

8.     Re-elect Mr. Stuart Rose as a Director                    Mgmt          For                            For

9.     Re-appoint PricewaterhouseCoopers LLP as the              Mgmt          For                            For
       Auditors of the Company for the ensuing year

10.    Authorize the Directors to determine the remuneration     Mgmt          For                            For
       of the Auditors

       Transact any other business                               Non-Voting

11.    Authorize the Directors, in accordance with               Mgmt          Against                        Against
       Section 80 of the Companies Act 1985, to allot
       relevant securities [Section 80(2) of the Act]
       up to an aggregate nominal amount of GBP 12,958,150.50;
       [Authority expires at the conclusion of the
       next AGM of the Company]; and the Directors
       may allot relevant securities after the expiry
       of this authority in pursuance of such an offer
       or agreement made prior to such expiry

S.12   Authorize the Directors, pursuant to Section              Mgmt          Against                        Against
       95 of the Companies Act 1985, to allot equity
       securities [Section 94(2) of the Act] for cash
       pursuant to the authority conferred by Resolution
       11 and/or where such allotment constitutes
       an allotment of equity securities by virtue
       of Section 94(3A) of the said Act, disapplying
       the statutory pre-emption rights [Section 89(1)],
       provided that this power is limited to the
       allotment of equity securities: i) in connection
       with a right issue, open offer or other offer
       of securities in favour of the holders of the
       ordinary shares; ii) up to an aggregate nominal
       amount of GBP 2,352,092; [Authority expires
       at the conclusion of the next AGM of the Company];
       and the Directors may allot equity securities
       after the expiry of this authority in pursuance
       of such an offer or agreement made prior to
       such expiry

S.13   Authorize the Company to purchase its own ordinary        Mgmt          For                            For
       shares in accordance with Section 166 of the
       Companies Act 1985 by way of market purchase
       [Section 163(3) of the Companies Act 1985]
       of up 47,041,849 Ordinary Shares of 10p, at
       a minimum price of 10p and up to 105% of the
       average middle market quotations for such shares
       derived from the London Stock Exchange Daily
       Official List, over the previous 5 business
       days; [Authority expires at the conclusion
       of the AGM of the Company in 2008 ]; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry

14.    Authorize the Company to serve any notice or              Mgmt          For                            For
       send or supply any other document or information
       to a Member [or where applicable a Nominee]
       by making the notice or document or information
       available on the Company's website or by using
       electronic means

15.    Authorize the Company, in accordance with Section         Mgmt          Abstain                        Against
       347C of the Companies Act 1985 [the Act] [and,
       in accordance with Section 347D of the Act
       any other Company which is a subsidiary [wholly
       owned or otherwise] of the Company during the
       period to which this resolution relates], to
       make donations to EU political organizations
       and to incur EU political expenditure up to
       a maximum aggregate nominal amount of GBP 20,000
       per annum [Section 347A of the Act]; [Authority
       expires at the conclusion of the AGM of the
       Company in 2008]




--------------------------------------------------------------------------------------------------------------------------
 LEND LEASE CORP LTD                                                                         Agenda Number:  701388755
--------------------------------------------------------------------------------------------------------------------------
    Security:  Q55368114                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  15-Nov-2007
        ISIN:  AU000000LLC3
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the financial report of the Company               Non-Voting
       and the reports of the Directors and the Auditors
       for the YE 30 JUN 2007

2.A    Elect Mr. David Crawford as a Director of the             Mgmt          For                            For
       Company who retires in accordance with Rule
       6.1(f) of the Constitution

2.b    Elect Mr. Gordon Edington as a Director of the            Mgmt          For                            For
       Company who retires in accordance with Rule
       6.1(f) of the Constitution

3.     Adopt the remuneration report for the YE 30               Mgmt          For                            For
       JUN 2007




--------------------------------------------------------------------------------------------------------------------------
 LIBERTY PROPERTY TRUST                                                                      Agenda Number:  932876812
--------------------------------------------------------------------------------------------------------------------------
    Security:  531172104                                                             Meeting Type:  Annual
      Ticker:  LRY                                                                   Meeting Date:  15-May-2008
        ISIN:  US5311721048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FREDERICK F. BUCHHOLZ                                     Mgmt          For                            For
       THOMAS C. DELOACH, JR.                                    Mgmt          For                            For
       DANIEL P. GARTON                                          Mgmt          For                            For
       STEPHEN B. SIEGEL                                         Mgmt          For                            For

02     APPROVAL OF THE PROPOSAL TO RATIFY THE SELECTION          Mgmt          For                            For
       OF ERNST & YOUNG LLP AS THE TRUST'S INDEPENDENT
       REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 LODGIAN, INC.                                                                               Agenda Number:  932827578
--------------------------------------------------------------------------------------------------------------------------
    Security:  54021P403                                                             Meeting Type:  Annual
      Ticker:  LGN                                                                   Meeting Date:  24-Apr-2008
        ISIN:  US54021P4037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEWART J. BROWN                                          Mgmt          For                            For
       ALEX R. LIEBLONG                                          Mgmt          For                            For
       PAUL J. GARITY                                            Mgmt          For                            For
       PETER T. CYRUS                                            Mgmt          For                            For
       MICHAEL J. GRONDAHL                                       Mgmt          For                            For
       W. BLAIR ALLEN                                            Mgmt          For                            For
       MARK S. OEI                                               Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS OUR INDEPENDENT PUBLIC AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 MAINSTREET EQUITY CORP.                                                                     Agenda Number:  932820308
--------------------------------------------------------------------------------------------------------------------------
    Security:  560915100                                                             Meeting Type:  Annual
      Ticker:  MEQYF                                                                 Meeting Date:  20-Mar-2008
        ISIN:  CA5609151009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SET THE NUMBER OF DIRECTORS OF THE CORPORATION         Mgmt          For                            For
       AT SIX (6) MEMBERS.

02     THE ELECTION OF DIRECTORS FROM THE MANAGEMENT             Mgmt          For                            For
       PROPOSED NOMINEES OF NAVJEET (BOB) DHILLON,
       JOE AMANTEA, LAWRENCE TAPP, RICHARD GRIMALDI,
       KARANVEER DHILLON AND JOHN IRWIN, ALL AS MORE
       PARTICULARLY DESCRIBED IN THE ACCOMPANYING
       MANAGEMENT INFORMATION CIRCULAR.

03     TO APPOINT DELOITTE & TOUCHE LLP, CHARTERED               Mgmt          For                            For
       ACCOUNTANTS, AS AUDITORS OF THE CORPORATION
       FOR THE ENSUING YEAR AT A REMUNERATION TO BE
       FIXED BY THE DIRECTORS.




--------------------------------------------------------------------------------------------------------------------------
 MEGAWORLD CORPORATION                                                                       Agenda Number:  701506517
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y59481112                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  20-Jun-2008
        ISIN:  PHY594811127
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Call to order                                             Mgmt          For                            For

2.     Approve the proof of notice and determination             Mgmt          For                            For
       of the quorum

3.     Approve the minutes of the previous annual meeting        Mgmt          For                            For

4.     Approve the annual report of the Management               Mgmt          For                            For

5.     Appoint the External Auditors                             Mgmt          For                            For

6.     Ratify the acts and resolutions of the Board              Mgmt          For                            For
       of Directors, Executive Committee and the Management

7.     Elect the Directors                                       Mgmt          For                            For

8.     Adjournment                                               Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 MVC CAPITAL, INC.                                                                           Agenda Number:  932814507
--------------------------------------------------------------------------------------------------------------------------
    Security:  553829102                                                             Meeting Type:  Annual
      Ticker:  MVC                                                                   Meeting Date:  24-Mar-2008
        ISIN:  US5538291023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EMILIO DOMINIANNI                                         Mgmt          No vote
       GERALD HELLERMAN                                          Mgmt          No vote
       WARREN HOLTSBERG                                          Mgmt          No vote
       ROBERT KNAPP                                              Mgmt          No vote
       WILLIAM TAYLOR                                            Mgmt          No vote
       MICHAEL TOKARZ                                            Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 NORDIC AMERICAN TANKER SHIPPING LIMITED                                                     Agenda Number:  932915157
--------------------------------------------------------------------------------------------------------------------------
    Security:  G65773106                                                             Meeting Type:  Annual
      Ticker:  NAT                                                                   Meeting Date:  23-Jun-2008
        ISIN:  BMG657731060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HERBJORN HANSSON                                          Mgmt          For                            For
       TORBJORN GLADSO                                           Mgmt          For                            For
       SIR DAVID GIBBONS                                         Mgmt          For                            For
       ANDREAS OVE UGLAND                                        Mgmt          For                            For
       ANDREW W. MARCH                                           Mgmt          For                            For
       PAUL J. HOPKINS                                           Mgmt          For                            For
       RICHARD VIETOR                                            Mgmt          For                            For

02     PROPOSAL TO APPROVE THE APPOINTMENT OF DELOITTE           Mgmt          For                            For
       AS AS THE COMPANY'S INDEPENDENT AUDITORS FOR
       THE FISCAL YEAR ENDING DECEMBER 31, 2008.

03     PROPOSAL TO REDUCE THE COMPANY'S SHARE PREMIUM,           Mgmt          For                            For
       WHICH IS THE AMOUNT OF OUR PAID UP SHARE CAPITAL
       THAT EXCEEDS THE AGGREGATE PAR VALUE OF OUR
       OUTSTANDING COMMON SHARES.




--------------------------------------------------------------------------------------------------------------------------
 PROLOGIS                                                                                    Agenda Number:  932838595
--------------------------------------------------------------------------------------------------------------------------
    Security:  743410102                                                             Meeting Type:  Annual
      Ticker:  PLD                                                                   Meeting Date:  09-May-2008
        ISIN:  US7434101025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STEPHEN L. FEINBERG                                       Mgmt          For                            For
       GEORGE L. FOTIADES                                        Mgmt          For                            For
       CHRISTINE N. GARVEY                                       Mgmt          For                            For
       LAWRENCE V. JACKSON                                       Mgmt          For                            For
       DONALD P. JACOBS                                          Mgmt          For                            For
       JEFFREY H. SCHWARTZ                                       Mgmt          For                            For
       D. MICHAEL STEUERT                                        Mgmt          For                            For
       J. ANDRE TEIXEIRA                                         Mgmt          For                            For
       WILLIAM D. ZOLLARS                                        Mgmt          For                            For
       ANDREA M. ZULBERTI                                        Mgmt          For                            For

02     RATIFY THE APPOINTMENT OF THE INDEPENDENT REGISTERED      Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 PT KAWASAN INDUSTRI JABABEKA TBK                                                            Agenda Number:  701262014
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7128U157                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  04-Jul-2007
        ISIN:  ID1000072507
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Board of Directors              Mgmt          For                            For
       report for book year 2006

2.     Approve and ratify the balance sheet and the              Mgmt          For                            For
       income statement for book year 2006

3.     Approve to utilize Company's profit for book              Mgmt          For                            For
       year 2006

4.     Approve to change the Board of Directors and              Mgmt          For                            For
       the Board of Commissioners

5.     Approve to determine the honorarium and other             Mgmt          For                            For
       allowances for the Board of Commissioners and
       salary and other allowances for the Board of
       Directors

6.     Appoint the Public Accountant for book year               Mgmt          For                            For
       2007

       PLEASE NOTE THAT THE MEETING HELD ON 15 JUN               Non-Voting
       2007 HAS BEEN POSTPONED DUE TO LACK OF QUORUM
       AND THAT THE SECOND CONVOCATION WILL BE HELD
       ON 04 JUL 2007. PLEASE ALSO NOTE THE NEW CUTOFF
       DATE 29 JUN 2007. IF YOU HAVE ALREADY SENT
       YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY
       FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL
       INSTRUCTIONS. THANK YOU.




--------------------------------------------------------------------------------------------------------------------------
 PT KAWASAN INDUSTRI JABABEKA TBK                                                            Agenda Number:  701425135
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y7128U157                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  12-Dec-2007
        ISIN:  ID1000072507
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the Directors report on Company's performance     Mgmt          For                            For
       for year 2006

2.     Approve and ratify, the financial report for              Mgmt          For                            For
       book year 2006 as well as to grant Acquit Et
       de charge to the Board of Directors and Commissioners

3.     Approve utilization of Company's profit for               Mgmt          For                            For
       book year 2006

4.     Approve to change the Board of Directors and              Mgmt          For                            For
       Commissioners Structure

5.     Approve to determine the honorarium for Commissioners     Mgmt          For                            For
       and salary for Directors

6.     Authorize the Board of Directors to appoint               Mgmt          For                            For
       the Independent Public Accountant to Audit
       Company's books for book year 2007 and approve
       to determine their honorarium




--------------------------------------------------------------------------------------------------------------------------
 PUBLIC STORAGE                                                                              Agenda Number:  932836692
--------------------------------------------------------------------------------------------------------------------------
    Security:  74460D109                                                             Meeting Type:  Annual
      Ticker:  PSA                                                                   Meeting Date:  08-May-2008
        ISIN:  US74460D1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       B. WAYNE HUGHES                                           Mgmt          For                            For
       RONALD L. HAVNER, JR.                                     Mgmt          For                            For
       HARVEY LENKIN                                             Mgmt          For                            For
       DANN V. ANGELOFF                                          Mgmt          For                            For
       WILLIAM C. BAKER                                          Mgmt          For                            For
       JOHN T. EVANS                                             Mgmt          For                            For
       URI P. HARKHAM                                            Mgmt          For                            For
       B. WAYNE HUGHES, JR.                                      Mgmt          For                            For
       GARY E. PRUITT                                            Mgmt          For                            For
       DANIEL C. STATON                                          Mgmt          For                            For

02     RATIFICATION OF AUDITORS                                  Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 SL GREEN REALTY CORP.                                                                       Agenda Number:  932892082
--------------------------------------------------------------------------------------------------------------------------
    Security:  78440X101                                                             Meeting Type:  Annual
      Ticker:  SLG                                                                   Meeting Date:  25-Jun-2008
        ISIN:  US78440X1019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARC HOLLIDAY                                             Mgmt          For                            For
       JOHN S. LEVY                                              Mgmt          For                            For

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP              Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008.

03     TO APPROVE AND RATIFY THE ADOPTION OF OUR 2008            Mgmt          For                            For
       EMPLOYEE STOCK PURCHASE PLAN IN ORDER TO INCREASE
       THE NUMBER OF SHARES THAT MAY BE ISSUED PURSUANT
       TO SUCH PLAN.




--------------------------------------------------------------------------------------------------------------------------
 SRE GROUP LTD                                                                               Agenda Number:  701358536
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403X106                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  24-Sep-2007
        ISIN:  BMG8403X1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve: [a] the Conditional Sale and Purchase            Mgmt          For                            For
       Agreement between Good Time Resources Limited
       as vendor [the Vendor], Goldfull Enterprises
       Limited as purchaser [the Purchaser] and the
       Company dated 17 AUG 2007 [the Acquisition
       Agreement] and all the transactions contemplated
       thereunder; [b] the acquisition by the Purchaser
       of the entire issued share capital of Konmen
       Investment Limited as at the completion of
       the Acquisition Agreement [the Acquisition]
       and the allotment and issue to the Vendor of
       526,315,789 shares of HKD 0.10 each in the
       capital of the Company [the Consideration Shares]
       at HKD 3.04 per share, credited as fully paid-up
       as consideration for the Acquisition in accordance
       with the terms and conditions of the Acquisition
       Agreement; and [c]  to authorize any one Director
       of the Company or any other person authorized
       by the Board of Directors of the Company from
       time to time, or any two Directors of the Company,
       if the affixation of the common seal is necessary,
       to execute all such other documents and agreements
       and do such acts or things as he or she or
       they may in his or her or their absolute discretion
       consider to be necessary, desirable, appropriate
       or expedient to implement or give effect to
       the Acquisition Agreement and the transactions
       contemplated thereunder [including the issue
       of the Consideration Shares] or to be incidental
       to, ancillary to or in connection with the
       matter contemplated under the Acquisition Agreement
       [including the issue of the Consideration Shares],
       including agreeing and making any modifications,
       amendments, waivers, variations or extensions
       of the Acquisition Agreement and the transactions
       contemplated thereunder

2.     Approve, subject to and conditional on the passing        Mgmt          For                            For
       of Resolution 1, the waiver granted or to be
       granted by the Executive Director of the Corporate
       Finance Division of the Securities and Futures
       Commission [the SFC] or any delegate thereof
       pursuant to Note 1 of the Notes on Dispensations
       from Rule 26 of the Code on Takeovers and Mergers
       to the Vendor and parties acting in concert
       with it to make a mandatory offer for all the
       securities of the Company not already owned
       or agreed to be acquired by them as a result
       of the Vendor being allotted and issued the
       Consideration Shares




--------------------------------------------------------------------------------------------------------------------------
 SRE GROUP LTD                                                                               Agenda Number:  701454201
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403X106                                                             Meeting Type:  SGM
      Ticker:                                                                        Meeting Date:  18-Feb-2008
        ISIN:  BMG8403X1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify: (a) the Conditional Sale              Mgmt          For                            For
       and Purchase Agreement dated 29 NOV 2007 [the
       Acquisition Agreement] entered into between
       China Edifice Holdings Ltd [China Edifice],
       China Edifice Ltd. [the Purchaser] as purchaser
       and Elegant Parkview Limited [the Vendor] as
       vendor, for the acquisition by the Purchaser
       from the Vendor of the entire issued share
       capital of Qualico Investments Limited and
       the unsecured and non-interest bearing loan
       in the amount of USD 4,900,000 owing by Qualico
       Investments Limited to the Vendor as of the
       completion of the Acquisition Agreement, as
       specified and all transactions contemplated
       thereunder and in connection therewith, including
       the issue of 3,800 shares of HKD 1.00 each
       in the capital of China Edifice as consideration
       under the Acquisition Agreement and the corresponding
       dilution of the percentage interest held by
       subsidiaries of the Company in China Edifice;
       (b) the conditional Cross Indemnity Agreement
       dated 29 JAN 2008 [the Cross Indemnity] entered
       into between [Shenyang Huarui Shiji Investment
       Development Company Limited] and [Shenyang
       Huarui Shiji Asset Management Company Limited]
       under which these two subsidiaries of the Company
       undertake to indemnify each other in respect
       of claims for debts or liabilities which belong
       to itself after segregation of the liabilities
       under the de-merger of [Shenyang Huarui Shiji
       Investment Development Company Limited], as
       specified and all transactions contemplated
       thereunder; and (c) authorize any 1 or 2 Directors
       of the Company if the affixation of the common
       seal is necessary, on behalf of the Company
       to execute all such other documents and agreements
       and do all such further acts and things as
       he or she or they may in his or her or their
       absolute discretion consider to be necessary,
       desirable, appropriate or expedient to implement
       and/or give effect to the Acquisition Agreement,
       the Cross Indemnity and the transactions contemplated
       thereunder and all matters incidental to, ancillary
       to or in connection with the Acquisition Agreement,
       the Cross Indemnity and/or the transactions
       contemplated thereunder, including agreeing
       and making any modifications, amendments, waivers,
       variations or extensions of the Acquisition
       Agreement, the Cross Indemnity and the transactions
       contemplated thereunder




--------------------------------------------------------------------------------------------------------------------------
 SRE GROUP LTD                                                                               Agenda Number:  701561119
--------------------------------------------------------------------------------------------------------------------------
    Security:  G8403X106                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  21-May-2008
        ISIN:  BMG8403X1065
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the financial statements              Mgmt          For                            For
       and the reports of the Directors and the Auditors
       for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.1    Re-elect Mr. Shi Jian as an Executive Director            Mgmt          For                            For

3.2    Re-elect Mr. Jiang Xu Dong as an Executive Director       Mgmt          For                            For

3.3    Re-elect Mr. Lee Wai Man as an Executive Director         Mgmt          For                            For

3.4    Re-elect Mr. E. Hock Yap as an Independent Non-Executive  Mgmt          For                            For
       Director

3.5    Authorize the Board of Directors to fix the               Mgmt          For                            For
       remuneration of the Directors

4.     Re-appoint the Auditors for the ensuing year              Mgmt          For                            For
       and authorize the Board of Directors to fix
       their remuneration

5.A    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of HKD 0.10 each in the capital of the
       Company on the Stock Exchanges of Hong Kong
       Limited [the 'Stock Exchange'] or on any other
       stock exchanges on which the securities of
       the Company may be listed and recognized by
       the Securities and the Futures Commission of
       Hong Kong and the Stock Exchange for this purpose,
       subject to and in accordance with all applicable
       Laws and the requirements of the Rules Governing
       the Listing of Securities on the Stock Exchange
       or of any other stock exchanges as amended
       from time to time, not exceeding 10% of the
       aggregate nominal amount of the issued share
       capital of the Company; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the By-Laws of the Company or any
       applicable law to be held]

5.B    Authorize the Directors of the Company to allot,          Mgmt          For                            For
       issue and deal with any unissued shares in
       the capital of the Company and to make or grant
       offers, agreements and options [including bonds,
       warrants and debentures, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares in the Company] which
       would or might require the exercise of such
       power; the aggregate nominal amount of share
       capital allotted and issued or agreed conditionally
       or unconditionally to be allotted and issued
       by the Directors, not exceeding 20% aggregate
       nominal amount of the issued share capital
       of the Company as at the date of passing this
       resolution, otherwise than pursuant to (i)
       a rights issue; (ii) an issue of shares as
       scrip dividends in accordance with the By-Laws
       from time to time; or (iii) an issue of shares
       upon the exercise of rights of subscription
       or conversion under the terms of any bonds,
       warrants, debenture, notes and any securities
       which carry rights to subscribe for or are
       convertible into shares in the Company; or
       (iv) an issue of shares under any option scheme
       or similar arrangement; [Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or the expiration of the period
       within which the next AGM of the Company is
       required by the By-Laws or any applicable law
       to be held]

5.C    Approve, conditional upon the passing of Resolutions      Mgmt          For                            For
       5.A and 5.B, to extend the general mandate
       granted to the Directors to allot, issue and
       deal with the additional shares pursuant to
       Resolution 5.B, by an amount representing the
       aggregate nominal amount of the share capital
       purchased pursuant to Resolution 5.A, provided
       that such amount does not exceed 10% of the
       aggregate nominal amount of the issued share
       capital of the Company at the date of passing
       this resolution

6.     Approve that the authorized share capital of              Mgmt          For                            For
       the Company be increased from HKD 400,000,000
       divided into 4,000,000,000 shares of HKD 0.10
       each to HKD 800,000,000 divided into 8,000,000,000
       shares by the creation of an additional 4,000,000,000
       shares and authorize any 2 Directors of the
       Company to execute all such other documents,
       instruments and to do all such acts or things
       for and on behalf of the Company as they may
       consider appropriate or desirable relating
       to or in connection with the matters contemplated
       in and for completion of the capital increase




--------------------------------------------------------------------------------------------------------------------------
 STARWOOD HOTELS & RESORTS WORLDWIDE                                                         Agenda Number:  932829483
--------------------------------------------------------------------------------------------------------------------------
    Security:  85590A401                                                             Meeting Type:  Annual
      Ticker:  HOT                                                                   Meeting Date:  30-Apr-2008
        ISIN:  US85590A4013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ADAM ARON                                                 Mgmt          For                            For
       CHARLENE BARSHEFSKY                                       Mgmt          For                            For
       BRUCE DUNCAN                                              Mgmt          For                            For
       LIZANNE GALBREATH                                         Mgmt          For                            For
       ERIC HIPPEAU                                              Mgmt          For                            For
       STEPHEN QUAZZO                                            Mgmt          For                            For
       THOMAS RYDER                                              Mgmt          For                            For
       FRITS VAN PAASSCHEN                                       Mgmt          For                            For
       KNEELAND YOUNGBLOOD                                       Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 SUN HUNG KAI PPTYS LTD                                                                      Agenda Number:  701382575
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y82594121                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  HK0016000132
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and approve the audited financial statements      Mgmt          For                            For
       and the reports of Directors and the Auditors
       for the YE 30 JUN 2007

2.     Declare the final dividend                                Mgmt          For                            For

3.I.A  Re-elect Mr. Yip Dicky Peter as Director                  Mgmt          For                            For

3.I.B  Re-elect Professor Wong Yue-chim, Richard as              Mgmt          For                            For
       Director

3.I.C  Re-elect Dr. Li Ka-Cheung, Eric as a Director             Mgmt          For                            For

3.I.D  Re-elect Mr. Chan Kui-Yuen, Thomas as a Director          Mgmt          For                            For

3.I.e  Re-elect Mr. Kwong Chun as a Director                     Mgmt          For                            For

3.II   Approve to fix Directors' fees [the proposed              Mgmt          For                            For
       fees to be paid to each Director, each Vice-Chairman
       and the Chairman for the FY ending 30 JUN 2008
       are HKD 100,000, HKD 110,000 and HKD 120,000
       respectively]

4.     Re-appoint Auditors and to authorize the Board            Mgmt          For                            For
       of Directors to fix their remuneration

5.     Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares of the Company during the relevant period
       on The Stock Exchange of Hong Kong Limited
       or any other stock exchange recognized for
       this purpose by the Securities and Futures
       Commission of Hong Kong and The Stock Exchange
       of Hong Kong Limited under the Hong Kong Code
       on Share Repurchases pursuant to the approval
       of this resolution, subject to and in accordance
       with all applicable laws and regulations, not
       exceeding 10% of the aggregate nominal amount
       of the issued share capital at the date of
       passing this resolution; [Authority expires
       the earlier of the conclusion of the next AGM
       or the expiration of the period within which
       the next AGM of the Company is required by
       its Articles of Association or by the laws
       of Hong Kong to be held]

6.     Authorize the Directors to allot, issue and               Mgmt          Against                        Against
       deal with additional shares in the capital
       of the Company and make or grant offers, agreements,
       options, and warrants, during and after the
       relevant period, not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company; plus the nominal amount of share capital
       repurchased by the Company [up to 10% of the
       aggregate nominal amount of the issued share
       capital of the Company], otherwise than pursuant
       to i) a rights issue; or ii) any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to officers and/or employees
       of the Company and/or any of its subsidiaries
       of shares or rights to acquire shares of the
       Company; or iii) any scrip dividend or similar
       arrangement providing for the allotment of
       shares in lieu of the whole or part of a dividend
       on shares of the Company in accordance with
       the Articles of Association of the Company;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM is
       required by its Articles of Association or
       by the Laws of Hong Kong to be held]

7.     Authorize the Directors to exercise the powers            Mgmt          Against                        Against
       of the Company referred to in Resolution 6
       in respect of the share capital of the Company,
       as specified

S.8    Amend the Articles 2, 27, 95, 103(A)(ii), 103(D),         Mgmt          Abstain                        Against
       104(A), 108, 110, 119, 121(B), 170  of Association
       of the Company as specified




--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG                                                 Agenda Number:  701390065
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88170207                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  09-Nov-2007
        ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, conditional upon [i] the Listing Committee       Mgmt          For                            For
       of The Stock Exchange of Hong Kong Limited
       [the "Stock Exchange"] granting or agreeing
       to grant [subject to allotment] and not having
       withdrawn or revoked the listing of, and permission
       to deal in, the Offer Shares [as defined below],
       the Warrants [as defined below] and the Shares
       which may fall to be issued upon the exercise
       of the Warrants to be allotted and issued to
       the qualifying shareholders of the Company
       pursuant to the terms and conditions of the
       Open Offer [as defined below]; [ii] the registration
       and filing of all relevant documents relating
       to the Open Offer required by law to be registered
       or filed with the Registrar of Companies in
       Hong Kong; and [iii] the obligations of 3V
       Capital Limited [the "Underwriter"] under the
       underwriting agreement dated 25 SEP 2007 [the
       "Underwriting Agreement" including, if any,
       all supplemental agreements relating thereto]
       made between the Company and the Underwriter
       becoming unconditional and the Underwriting
       Agreement not being terminated in accordance
       with the terms thereof prior to 4:00 p.m. on
       the second business day after the date which
       is the latest time for acceptance of, and payment
       for, the Offer Shares [as defined below]: the
       issue, by way of an open offer, of 225,853,983
       new shares of par value of HKD 0.20 each [the
       "Shares"] in the issued share capital of the
       Company [the "Open Offer"], such 225,853,983
       new Shares [the "Offer Shares"] to be issued
       at a price of HKD 6.00 per Offer Share [the
       "Subscription Price"] to the Shareholders whose
       names appear on the register of members of
       the Company on the date by reference to which
       entitlements under the Open Offer will be determined
       [other than those Shareholders [the "Excluded
       Shareholders"] with registered addresses outside
       Hong Kong and whom the Directors of the Company
       [the "Directors"], after making relevant enquiry,
       considers their exclusion from the Open Offer
       to be necessary or expedient on account either
       of the legal restrictions under the laws of
       the relevant jurisdiction or any requirements
       of the relevant regulatory body or stock exchange
       in that jurisdiction] in the proportion of
       one Offer Share for every five Shares then
       held and otherwise pursuant to and in accordance
       with the terms and conditions as specified;
       b] the issue of 225,853,983 warrants [the "Warrants"]
       which entitle the holder thereto to subscribe
       for Shares at an initial price of HKD 10.00
       per Share [subject to adjustment], on the basis
       of one unit of subscription right for every
       one Offer Share taken up [the "Warrant Issue"];
       [c] the issue of 225,853,983 new Shares which
       fall to be issued upon the exercise of the
       Warrants pursuant to the Warrant Issue; [d]
       [i] authorize the Directors to allot and issue
       the Offer Shares and the Warrants pursuant
       to or in connection with the Open Offer and
       the Warrant Issue notwithstanding that the
       same may be offered, allotted or issued otherwise
       than pro rata to the existing Shareholders
       and, in particular, [ii] and to make such exclusions
       or other arrangements in relation to fractional
       entitlements or Excluded Shareholders as they
       may, at their absolute discretion, deem necessary
       or expedient or appropriate; [e] approve and
       ratify the Underwriting Agreement, and all
       the transactions contemplated under the Underwriting
       Agreement, and authorize the Directors to do
       such acts and execute such other documents
       with or without amendments and affix the common
       seal of the Company thereto [if required] as
       they may consider necessary, desirable or expedient
       to carry out or give effect to or otherwise
       in connection with or in relation to the Underwriting
       Agreement; and [f] and to do all such acts
       and execute such other documents with or without
       amendments and affix the common seal of the
       Company thereto [if required] as they may consider
       necessary, desirable or expedient to carry
       out or give effect to or otherwise in connection
       with or in relation to the Open Offer and the
       Warrant Issue

2.     Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the ordinary resolution numbered 1, to repurchase
       securities [i.e. Shares or Warrants to be issued
       under the Warrant Issue] up to the aggregate
       nominal amount not exceeding 10% of the aggregate
       nominal amount of the share capital of the
       Company in issue at the date of the passing
       of this Resolution as enlarged [subject to
       the completion of the Open Offer] by the allotment
       and issue of the Offer Shares and the aggregate
       nominal amount of subscription rights attaching
       to all Warrants outstanding which may be repurchased
       by the Company pursuant to the approval in
       this resolution above shall not exceed 10%
       of the aggregate nominal amount of subscription
       rights attaching to all Warrants outstanding
       as at the date of the passing of this Resolution
       [subject to the completion of the Warrant Issue],
       and such approval shall be limited accordingly;
       [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company, or any other applicable
       Law to be held]

3.     Authorize the Directors of the Company, subject           Mgmt          For                            For
       to the passing of the ordinary resolution numbered
       2, to allot and issue or otherwise deal with
       additional Shares or securities convertible
       into Shares, options, warrants or similar rights
       to subscribe for any Shares, and to make or
       grant offers, agreements and options which
       might require the exercise of such powers,
       subject to and in accordance with all applicable
       laws during and after the relevant period,
       not exceeding 20% of the aggregate nominal
       amount of the issued share capital of the Company
       and amongst other things not exceeding 20%
       of the aggregate nominal amount of the issued
       share capital of the Company, otherwise than
       pursuant to: i] a rights issue; ii] the exercise
       of rights of subscription or conversion under
       the terms of any Warrants issued by the Company
       or any securities which are convertible into
       Shares; or iii] the exercise of any options
       granted under any option scheme or similar
       arrangement for the time being adopted for
       the grant or issue to employees of the Company
       and/ or any of its subsidiaries of any options
       to subscribe for, Shares or rights to acquire
       Shares; iv] any scrip dividend or similar arrangement
       providing for the allotment of Shares in lieu
       of the whole or part of a dividend on the Shares
       in accordance with the articles of association
       of the Company from time to time; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company, or any other applicable Law
       to be held]

4.     Approve, conditional upon the passing of the              Mgmt          For                            For
       ordinary resolutions numbered 2 and 3, to extend
       the general mandate granted to the Directors,
       to allot, issue or otherwise deal with additional
       shares pursuant to the ordinary resolution
       numbered 3 by the addition to the aggregate
       nominal amount of the share capital of the
       Company which may be allotted by the Directors
       pursuant to such general mandate an amount
       representing the aggregate nominal amount of
       the share capital of the Company repurchased
       by the Company under the authority granted
       pursuant to the ordinary resolution numbered
       2, provided that such amount shall not exceed
       10% of the aggregate nominal amount of the
       share capital of the Company in issue at the
       date of the passing of this Resolution as enlarged
       by the allotment and issue of the Offer Shares

5.     Authorize the Directors, subject to the Listing           Mgmt          For                            For
       Committee of the Stock Exchange granting the
       listing of, and permission to deal in, the
       Offer Shares, the Warrants and the Shares which
       may fall to be issued upon the exercise of
       the Warrants either unconditionally or subject
       to such condition as may be reasonably acceptable
       to the Company, to allot and issue up to a
       maximum of not more than 225,853,983 Offer
       Shares, 225,853,983 Warrants which entitle
       the holder thereto to subscribe for Shares
       at an initial price of HKD 10.00 per Share
       [subject to adjustment] and 225,853,983 new
       Shares which fall to be issued upon the exercise
       of the Warrants pursuant to the Warrant Issue,
       to qualifying shareholders in accordance with
       the terms and conditions of the Open Offer;
       and to do all such acts and things, to sign
       and execute all such further documents and
       to take such steps as the Directors may in
       their discretion consider necessary, appropriate,
       desirable or expedient to give effect to or
       in connection with the allotment and issue
       of the Offer Shares, the Warrants and new Shares
       which fall to be issued upon the exercise of
       the Warrants




--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG                                                 Agenda Number:  701411869
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88170207                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve, conditional upon [i] the Listing Committee       Mgmt          For                            For
       of The Stock Exchange of Hong Kong Limited
       [the "Stock Exchange"] granting or agreeing
       to grant [subject to allotment] and not having
       withdrawn or revoked the listing of, and permission
       to deal in, the Revised Offer Shares [as defined
       below], the Warrants [as defined below] and
       the Shares which may fall to be issued upon
       the exercise of the Warrants to be allotted
       and issued to the qualifying shareholders of
       the Company pursuant to the terms and conditions
       of the Revised Open Offer [as defined below];
       [ii] the registration and filing of all relevant
       documents relating to the Revised Open Offer
       required by law to be registered or filed with
       the Registrar of Companies in Hong Kong; and
       [iii] the obligations of 3V Capital Limited
       [the "Underwriter"] under the underwriting
       agreement dated 25 SEP 2007 [the "Underwriting
       Agreement" including, if any, all supplemental
       agreements relating thereto] made between the
       Company and the Underwriter becoming unconditional
       and the Underwriting Agreement not being terminated
       in accordance with the terms thereof prior
       to 4:00 p.m. on the second business day after
       the date which is the latest time for acceptance
       of, and payment for, the Revised Offer Shares
       [as defined below]: the issue, by way of an
       open offer, of 251,853,983 new shares of par
       value of HKD 0.20 each [the "Shares"] in the
       issued share capital of the Company [the "Revised
       Open Offer"], such 251,853,983 new Shares [the
       "Revised Offer Shares"] to be issued at a price
       of HKD 6.00 per Revised Offer Share [the "Subscription
       Price"] to the Shareholders whose names appear
       on the register of members of the Company on
       the date by reference to which entitlements
       under the Revised Open Offer will be determined
       [other than those Shareholders [the "Excluded
       Shareholders"] with registered addresses outside
       Hong Kong and whom the Directors of the Company
       [the "Directors"], after making relevant enquiry,
       considers their exclusion from the Revised
       Open Offer to be necessary or expedient on
       account either of the legal restrictions under
       the laws of the relevant jurisdiction or any
       requirements of the relevant regulatory body
       or stock exchange in that jurisdiction] in
       the proportion of one Revised Offer Share for
       every five Shares then held and otherwise pursuant
       to and in accordance with the terms and conditions
       as specified; b] the issue of 251,853,983 warrants
       [the "Warrants"] which entitle the holder thereto
       to subscribe for Shares at an initial price
       of HKD 10.00 per Share [subject to adjustment],
       on the basis of one unit of subscription right
       for every one Revised Offer Share taken up
       [the "Warrant Issue"]; [c] the issue of 251,853,983
       new Shares which fall to be issued upon the
       exercise of the Warrants pursuant to the Warrant
       Issue; [d] [i] authorize the Directors to allot
       and issue the Revised Offer Shares and the
       Warrants pursuant to or in connection with
       the Revised Open Offer and the Warrant Issue
       notwithstanding that the same may be offered,
       allotted or issued otherwise than pro rata
       to the existing Shareholders and, in particular,
       [ii] and to make such exclusions or other arrangements
       in relation to fractional entitlements or Excluded
       Shareholders as they may, at their absolute
       discretion, deem necessary or expedient or
       appropriate; [e] approve and ratify the Underwriting
       Agreement, and all the transactions contemplated
       under the Underwriting Agreement, and authorize
       the Directors to do such acts and execute such
       other documents with or without amendments
       and affix the common seal of the Company thereto
       [if required] as they may consider necessary,
       desirable or expedient to carry out or give
       effect to or otherwise in connection with or
       in relation to the Underwriting Agreement;
       and [f] and to do all such acts and execute
       such other documents with or without amendments
       and affix the common seal of the Company thereto
       [if required] as they may consider necessary,
       desirable or expedient to carry out or give
       effect to or otherwise in connection with or
       in relation to the Revised Open Offer and the
       Warrant Issue

2.     Authorize the Directors, subject to the passing           Mgmt          For                            For
       of the Resolution 1, to repurchase securities
       [i.e. Shares or Warrants to be issued under
       the Warrant Issue] up to the aggregate nominal
       amount not exceeding 10% of the aggregate nominal
       amount of the share capital of the Company
       in issue at the date of the passing of this
       Resolution as enlarged [subject to the completion
       of the Revised Open Offer] by the allotment
       and issue of the Revised Offer Shares and the
       aggregate nominal amount of subscription rights
       attaching to all Warrants outstanding which
       may be repurchased by the Company pursuant
       to the approval in this resolution above shall
       not exceed 10% of the aggregate nominal amount
       of subscription rights attaching to all Warrants
       outstanding as at the date of the passing of
       this Resolution [subject to the completion
       of the Warrant Issue], and such approval shall
       be limited accordingly; and the general mandate
       granted to the Directors to exercise the powers
       of the Company to repurchase the Shares as
       approved by the Shareholders in the AGM held
       on 18 MAY 2007 [the 2007 AGM] is revoked [without
       prejudice to any valid exercise of such general
       mandate prior to the passing of this Resolution];
       and [Authority expires the earlier of the conclusion
       of the next AGM of the Company or the expiration
       of the period within which the next AGM of
       the Company is required by the Articles of
       Association of the Company, or any other applicable
       Law to be held]

3.     Authorize the Directors of the Company, in addition       Mgmt          Against                        Against
       to the existing authorities, subject to the
       passing of the Resolution 2, to allot and issue
       or otherwise deal with additional Shares or
       securities convertible into Shares, options,
       warrants or similar rights to subscribe for
       any Shares, and to make or grant offers, agreements
       and options which might require the exercise
       of such powers, subject to and in accordance
       with all applicable laws during and after the
       relevant period, not exceeding 20% of the aggregate
       nominal amount of the issued share capital
       of the Company and amongst other things not
       exceeding 20% of the aggregate nominal amount
       of the issued share capital of the Company,
       otherwise than pursuant to: i] a rights issue;
       ii] the exercise of rights of subscription
       or conversion under the terms of any Warrants
       issued by the Company or any securities which
       are convertible into Shares; or iii] the exercise
       of any options granted under any option scheme
       or similar arrangement for the time being adopted
       for the grant or issue to employees of the
       Company and/ or any of its subsidiaries of
       any options to subscribe for, Shares or rights
       to acquire Shares; iv] any scrip dividend or
       similar arrangement providing for the allotment
       of Shares in lieu of the whole or part of a
       dividend on the Shares in accordance with the
       articles of association of the Company from
       time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company,
       or any other applicable Law to be held]

4.     Approve, conditional upon the passing of the              Mgmt          Against                        Against
       Resolutions 2 and 3, to extend the general
       mandate granted to the Directors, to allot,
       issue or otherwise deal with additional shares
       pursuant to the Resolution 3 by the addition
       to the aggregate nominal amount of the share
       capital of the Company which may be allotted
       by the Directors pursuant to such general mandate
       an amount representing the aggregate nominal
       amount of the share capital of the Company
       repurchased by the Company under the authority
       granted pursuant to the Resolution 2, provided
       that such amount shall not exceed 10% of the
       aggregate nominal amount of the share capital
       of the Company in issue at the date of the
       passing of this Resolution as enlarged by the
       allotment and issue of the Revised Offer Shares

5.     Authorize the Directors, subject to the Listing           Mgmt          For                            For
       Committee of the Stock Exchange granting the
       listing of, and permission to deal in, the
       Revised Offer Shares, the Warrants and the
       Shares which may fall to be issued upon the
       exercise of the Warrants either unconditionally
       or subject to such condition as may be reasonably
       acceptable to the Company, to allot and issue
       up to a maximum of not more than 251,853,983
       Offer Shares, 251,853,983 Warrants which entitle
       the holder thereto to subscribe for Shares
       at an initial price of HKD 10.00 per Share
       [subject to adjustment] and 251,853,983 new
       Shares which fall to be issued upon the exercise
       of the Warrants pursuant to the Warrant Issue,
       to qualifying shareholders in accordance with
       the terms and conditions of the Revised Open
       Offer; and to do all such acts and things,
       to sign and execute all such further documents
       and to take such steps as the Directors may
       in their discretion consider necessary, appropriate,
       desirable or expedient to give effect to or
       in connection with the allotment and issue
       of the Offer Shares, the Warrants and new Shares
       which fall to be issued upon the exercise of
       the Warrants




--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG                                                 Agenda Number:  701441329
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88170207                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  30-Jan-2008
        ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approve and ratify, the conditional Sale and              Mgmt          For                            For
       Purchase Agreement dated 03 DEC 2007 [the Agreement]
       entered into between Tian An China Hotel and
       Property Investments Company Limited as the
       vendor, Lead Step Holdings Limited as the purchaser,
       Tian An China Investments Company Limited [the
       Company] as the vendor's guarantor and Mr.
       Fong Ting as the purchaser's guarantor, for
       (i) the Sale and Purchase of 2,121,212 shares
       of USD 1.00 each [the Sale Shares], representing
       approximately 15.15% of the issued share capital
       of Asia Coast Investments Limited [Asia Coast];
       (ii) the Sale and Purchase of 11,878,788 shares
       of USD 1.00 each [the Option Shares], representing
       approximately 84.85% of the issued share capital
       of Asia Coast at an aggregate consideration
       for the sale and purchase of both the Sale
       Shares and the Option Shares at HKD 660,000,000.00
       [subject to adjustments]; and (iii) all other
       transactions contemplated in the Agreement
       [as specified]; and authorize the Directors
       of the Company amongst other matters, to sign,
       execute, perfect, deliver or to authorize signing,
       executing, perfecting and delivering all such
       documents and deeds, and to do or doing all
       such acts, matters and things as he may in
       his discretion consider necessary, expedient
       or desirable to give effect to and implement
       the terms of the Agreement




--------------------------------------------------------------------------------------------------------------------------
 TIAN AN CHINA INVESTMENTS CO LTD, HONG KONG                                                 Agenda Number:  701556598
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88170207                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  23-May-2008
        ISIN:  HK0028013271
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the audited financial statements        Mgmt          For                            For
       and the reports of the Directors and the Auditors
       of the Company for the YE 31 DEC 2007

2.     Declare a final dividend                                  Mgmt          For                            For

3.A    Re-elect Mr. Ng Qing Hai as a Director.                   Mgmt          For                            For

3.B    Re-elect Mr. Li Chi Kong as a Director                    Mgmt          For                            For

3.C    Re-elect Mr. Ngai Wah Sang as a Director                  Mgmt          For                            For

3.D    Re-elect Mr. Xu Su Jing as a Director                     Mgmt          For                            For

3.E    Re-elect Ms. Lisa Yang Lai Sum as a Director              Mgmt          For                            For

3.F    Approve to fix the Director's fees                        Mgmt          For                            For

4.     Re-appoint Messers. Deloitte Touche Tohmatsu              Mgmt          For                            For
       as the Auditors and authorize the Directors
       to fix their remuneration

5.A    Authorize the Directors of the Company, to allot,         Mgmt          For                            For
       issue or otherwise deal with additional shares
       of the Company [shares] or securities convertible
       into shares options, warrants or similar rights
       to subscribe for any shares and to make or
       grant offers, agreements and options during
       and after the relevant period, not exceeding
       20% of the aggregate number of the shares in
       issue at the date of passing this resolution,
       otherwise than pursuant to i) a rights issue
       [as specified]; or ii) the exercise of rights
       of subscription or conversion attaching to
       any warrants issued by the Company or any securities
       which are convertible into shares; or iii)
       the exercise of any option granted under any
       option scheme or similar arrangement for the
       time being adopted for the grant or issue to
       employees of the Company and/or any of its
       subsidiaries of any options to subscribe for,
       or rights to acquire shares; and iv) any scrip
       dividend or similar arrangement providing for
       the allotment of shares in lieu of the whole
       or part of a dividend on shares, in accordance
       with the Articles of Association of the Company
       from time to time; [Authority expires the earlier
       of the conclusion of the next AGM of the Company
       or the expiration of the period within which
       the next AGM of the Company is required by
       the Articles of Association of the Company
       or any applicable Laws to be held]

5.B    Authorize the Directors of the Company to repurchase      Mgmt          For                            For
       shares and outstanding warrants of the Company,
       during the relevant period, on The Stock Exchange
       of Hong Kong Limited [the Stock Exchange] or
       any other stock exchange on which the shares
       of the Company may be listed and recognized
       for this purpose by the Securities and Futures
       Commission of Hong Kong and the stock exchange
       under the Hong Kong Code on share repurchases,
       subject to and in accordance with all applicable
       Laws and regulations, not exceeding 10% of
       the aggregate number of the shares in issue
       at the date of passing this resolution and
       10% of the Warrants at the date of the passing
       of this resolution respectively; [Authority
       expires the earlier of the conclusion of the
       next AGM of the Company or the expiration of
       the period within which the next AGM of the
       Company is required by the Articles of Association
       of the Company or any applicable Laws to be
       held]

5.C    Approve, conditional upon the passing of Resolution       Mgmt          For                            For
       5[A] and 5[B] as specified, to extend the general
       mandate granted to the Directors to exercise
       the powers of the Company to allot, issue or
       otherwise deal with additional securities of
       the Company pursuant to Resolution 5[A] as
       specified and by the addition thereto the number
       of such shares repurchased by the Company under
       the authority granted pursuant to Resolution
       5[B] as specified, not exceeding 10% of the
       aggregate number of shares in issue at the
       date of the passing of this Resolution




--------------------------------------------------------------------------------------------------------------------------
 TICON INDUSTRIAL CONNECTION PUBLIC CO LTD                                                   Agenda Number:  701343840
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88366169                                                             Meeting Type:  EGM
      Ticker:                                                                        Meeting Date:  12-Sep-2007
        ISIN:  TH0675010Z17
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE             Non-Voting
       ALLOWED. THANK YOU.

1.     Approve the minutes of the 2007 annual OGM of             Mgmt          For                            For
       shareholders held on 30 APR 2007

2.     Approve the issuance and offering of additional           Mgmt          For                            For
       debentures

3.     Other business [if any]                                   Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 TICON INDUSTRIAL CONNECTION PUBLIC CO LTD                                                   Agenda Number:  701471877
--------------------------------------------------------------------------------------------------------------------------
    Security:  Y88366169                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  22-Apr-2008
        ISIN:  TH0675010Z17
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       PLEASE NOTE THAT PARTIAL AND SPLIT VOTING ARE             Non-Voting
       ALLOWED. THANK YOU.

1.     Approve the minutes of the EGM No. 1/2007 held            Mgmt          For                            For
       on 09 AUG 2007

2.     Approve the audited balance sheets and profit             Mgmt          For                            For
       and loss statements of the Company and its
       subsidiaries for the period ended 31 DEC 2007

3.     Acknowledge the Company's performance for the             Mgmt          For                            For
       year 2007

4.     Approve the allotment of 2007 net profit for              Mgmt          For                            For
       dividend payment

5.     Elect the new Board of Directors' Members to              Mgmt          For                            For
       replace who retires by rotation

6.     Approve the Directors' compensation for the               Mgmt          For                            For
       year 2008

7.     Appoint the Company's Auditor and approve to              Mgmt          For                            For
       fix his/her remuneration for the year 2008

8.     Other business [if any]                                   Mgmt          Abstain                        For




--------------------------------------------------------------------------------------------------------------------------
 TIMBERWEST FOREST CORP.                                                                     Agenda Number:  932844055
--------------------------------------------------------------------------------------------------------------------------
    Security:  887147205                                                             Meeting Type:  Annual
      Ticker:  TWTUF                                                                 Meeting Date:  30-Apr-2008
        ISIN:  CA8871472053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CLARK S. BINKLEY                                          Mgmt          For                            For
       WILLIAM C. BROWN                                          Mgmt          For                            For
       V. EDWARD DAUGHNEY                                        Mgmt          For                            For
       ROBERT J. HOLMES                                          Mgmt          For                            For
       PAUL J. MCELLIGOTT                                        Mgmt          For                            For
       ROBERT W. MURDOCH                                         Mgmt          For                            For
       CONRAD A. PINETTE                                         Mgmt          For                            For
       MARIA M. POPE                                             Mgmt          For                            For
       KENNETH A. SHIELDS                                        Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS,       Mgmt          For                            For
       AS AUDITORS OF THE COMPANY:

03     THE AUTHORITY OF THE DIRECTORS TO FIX THE REMUNERATION    Mgmt          For                            For
       OF THE AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 TIMBERWEST FOREST CORP.                                                                     Agenda Number:  932841770
--------------------------------------------------------------------------------------------------------------------------
    Security:  887147205                                                             Meeting Type:  Annual
      Ticker:  TWTUF                                                                 Meeting Date:  30-Apr-2008
        ISIN:  CA8871472053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CLARK S. BINKLEY                                          Mgmt          For                            For
       WILLIAM C. BROWN                                          Mgmt          For                            For
       V. EDWARD DAUGHNEY                                        Mgmt          For                            For
       ROBERT J. HOLMES                                          Mgmt          For                            For
       PAUL J. MCELLIGOTT                                        Mgmt          For                            For
       ROBERT W. MURDOCH                                         Mgmt          For                            For
       CONRAD A. PINETTE                                         Mgmt          For                            For
       MARIA M. POPE                                             Mgmt          For                            For
       KENNETH A. SHIELDS                                        Mgmt          For                            For

02     THE APPOINTMENT OF KPMG LLP, CHARTERED ACCOUNTANTS,       Mgmt          For                            For
       AS AUDITORS OF THE COMPANY:

03     THE AUTHORITY OF THE DIRECTORS TO FIX THE REMUNERATION    Mgmt          For                            For
       OF THE AUDITORS.




--------------------------------------------------------------------------------------------------------------------------
 UNIBAIL-RODAMCO, PARIS                                                                      Agenda Number:  701500589
--------------------------------------------------------------------------------------------------------------------------
    Security:  F95094110                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  29-Apr-2008
        ISIN:  FR0000124711
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

       French Resident Shareowners must complete, sign           Non-Voting
       and forward the Proxy Card directly to the
       sub custodian. Please contact your Client Service
       Representative to obtain the necessary card,
       account details and directions.    The following
       applies to Non-Resident Shareowners:     Proxy
       Cards: Voting instructions will be forwarded
       to the Global Custodians that have become Registered
       Intermediaries, on the Vote Deadline Date.
       In capacity as Registered Intermediary, the
       Global Custodian will sign the Proxy Card and
       forward to the local custodian. If you are
       unsure whether your Global Custodian acts as
       Registered Intermediary, please contact your
       representative

       PLEASE NOTE THAT THIS AN MIX. THANK YOU.                  Non-Voting

O.1    Approve the financial statements and statutory            Mgmt          For                            For
       reports

O.2    Approve the consolidated financial statements             Mgmt          For                            For
       and statutory reports

O.3    Approve the allocation of the income and dividends        Mgmt          For                            For
       of EUR 7 per share

O.4    Approve the Special Auditors' report regarding            Mgmt          For                            For
       related-party transactions

O.5    Re-elect Mr. Yves Lyon Caen as a Supervisory              Mgmt          For                            For
       Board Member

O.6    Re-elect Mr. Henri Moulard as a Supervisory               Mgmt          For                            For
       Board Member

O.7    Re-elect Mr. Bart Okkens as a Supervisory Board           Mgmt          For                            For
       Member

O.8    Re-elect Mr. Robert ter Haar as a Supervisory             Mgmt          For                            For
       Board Member

O.9    Elect Mr. Alec Pelmore as a Supervisory Board             Mgmt          For                            For
       Member

O.10   Elect Mr. Mary Harris as a Supervisory Board              Mgmt          For                            For
       Member

O.11   Ratify the change of the registered Office's              Mgmt          For                            For
       Location to 7, place Du Chancelier Adenauer,
       75016 Paris

O.12   Grant authority to repurchase of up to 10% of             Mgmt          For                            For
       issued share capital

E.13   Approve the reduction in the share capital via            Mgmt          For                            For
       cancellation of repurchased shares

E.14   Approve the Employee Stock Purchase Plan                  Mgmt          For                            For

E.15   Amend the Articles 9, 9 Bis, 13, 18 and 21 of             Mgmt          For                            For
       Bylaws regarding shareholding disclosure thresholds,
       shareholder's identification, Supervisory Board
       Members, allocation of income

E.16   Grant authority to filing of the required documents/other Mgmt          For                            For
       formalities




--------------------------------------------------------------------------------------------------------------------------
 XXI CENTY INVTS PUB LTD                                                                     Agenda Number:  701408381
--------------------------------------------------------------------------------------------------------------------------
    Security:  M9866J108                                                             Meeting Type:  AGM
      Ticker:                                                                        Meeting Date:  06-Dec-2007
        ISIN:  CY0009731015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive the report of the Directors and the               Mgmt          For                            For
       Auditors of the Company and the audited financial
       statements of the Company for the YE 31 DEC
       2006

2.     Receive the report of the Directors and the               Mgmt          For                            For
       Auditors of the Company and the audited financial
       statements of the Company for the 6 months
       ended 30 JUN 2007

3.     Re-elect Mr. Lev Partskhaladze as a Director              Mgmt          For                            For
       of the Company

4.     Re-elect Mr. Taras Kytovyy as a Director of               Mgmt          For                            For
       the Company

5.     Re-elect Mr. Andriy Myrhorodsky as a Director             Mgmt          For                            For
       of the Company

6.     Re-elect Mr. Jaroslav Kinach as a Director of             Mgmt          For                            For
       the Company

7.     Re-elect Mr. Yiannos Georgallides as a Director           Mgmt          For                            For
       of the Company

8.     Re-elect Mr. Olena Volska as a Director of the            Mgmt          For                            For
       Company

9.     Re-elect Mr. Mark Iwashko as a Director of the            Mgmt          For                            For
       Company

10     Re-appoint Baker Tilly Proios Limited the retiring        Mgmt          For                            For
       Auditors of the Company and authorize the Directors
       to determine their remuneration

11.A   Approve to increase the authorized share capital          Mgmt          For                            For
       of the Company from USD 400,000, divided into
       40,000,000 ordinary shares of USD 0.01, to
       USD 500,000, divide into 50,000,000 ordinary
       shares of USD 0.01, by the creation of 10,000,000
       new ordinary shares of USD 0.01

S.11B  Approve, subject to and conditional upon the              Mgmt          Against                        Against
       passing of Resolution 11.A above: i) the pre-emption
       rights of the shareholders, with regard to
       the Placing Shares and disapplied for the period
       ending on the date of the next AGM of the Company;
       and ii) the pre-emption rights of the shareholders
       with regard to the issue of any warrants authorized
       by the Company from time to time and the issue
       of Warrant Shares and disapplied for the maximum
       period permitted by Cypriot Law

11.C   Authorize the Directors of the Company, subject           Mgmt          Abstain                        Against
       to and conditional upon the passing of Resolution
       11.A and S.11.B above, pursuant to the authority
       conferred upon them by the passing of the Resolutions
       11.A and S.11.B above, as if Section 60B of
       the Law did not apply thereto for a period
       ending on the date of the next AGM of the Company,
       to allot the Placing Shares [subject to the
       AIM Rules] as they see fit

11.D   Approve, subject to and conditional upon the              Mgmt          Abstain                        Against
       passing of Resolution 11.C above, and notwithstanding
       any provision of the Articles of Association,
       the Company shall not required to issue any
       share certificates in respect of the Placing
       Shares

11.E   Ratify and approve the authority of the Board             Mgmt          Against                        Against
       of Directors to enter into transactions to
       acquire property on behalf of the Company using
       ordinary shares as consideration, in all cases
       in accordance with the provisions of the Law;
       the authority and power of the Board of Directors
       in this respect shall be for the maximum period
       allowed by the Law

S.11F  Amend Article 1 of the Articles of Association            Mgmt          For                            For
       of the Company as specified

11.G   Authorize the Directors and Secretary of the              Mgmt          Abstain                        Against
       Company, subject to and conditional upon the
       passing of Resolutions 11.A, S.11.B, 11.C,
       11.D, 11.E and S.11.F above, both jointly and
       severally, in co-operation with the legal consultants
       of the Company in Cyprus, Messrs. Mouaimis
       & Mouaimis, of Limassol, Cyprus, to do all
       such acts and to sign and file with the Registrar
       of Companies in Nicosia, Cyprus, all such documents
       as are necessary or appropriate to give effect
       to the above Resolutions



VAN ECK WW ABSOLUTE RETURN FUND
--------------------------------------------------------------------------------------------------------------------------
 ALLEGHANY CORPORATION                                                                       Agenda Number:  932825170
--------------------------------------------------------------------------------------------------------------------------
    Security:  017175100                                                             Meeting Type:  Annual
      Ticker:  Y                                                                     Meeting Date:  25-Apr-2008
        ISIN:  US0171751003
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: REX D. ADAMS                        Mgmt          For                            For

1B     ELECTION OF DIRECTOR: WESTON M. HICKS                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: JEFFERSON W. KIRBY                  Mgmt          For                            For

02     RATIFICATION OF KPMG LLP AS ALLEGHANY CORPORATION'S       Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE YEAR 2008.




--------------------------------------------------------------------------------------------------------------------------
 ALLIED WASTE INDUSTRIES, INC.                                                               Agenda Number:  932863093
--------------------------------------------------------------------------------------------------------------------------
    Security:  019589308                                                             Meeting Type:  Annual
      Ticker:  AW                                                                    Meeting Date:  22-May-2008
        ISIN:  US0195893088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID P. ABNEY                                            Mgmt          For                            For
       CHARLES H. COTROS                                         Mgmt          For                            For
       JAMES W. CROWNOVER                                        Mgmt          For                            For
       WILLIAM J. FLYNN                                          Mgmt          For                            For
       DAVID I. FOLEY                                            Mgmt          For                            For
       NOLAN LEHMANN                                             Mgmt          For                            For
       LEON J. LEVEL                                             Mgmt          For                            For
       JAMES A. QUELLA                                           Mgmt          Withheld                       Against
       JOHN M. TRANI                                             Mgmt          For                            For
       JOHN J. ZILLMER                                           Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM (INDEPENDENT AUDITORS)
       FOR FISCAL YEAR 2008.




--------------------------------------------------------------------------------------------------------------------------
 AMDOCS LIMITED                                                                              Agenda Number:  932799464
--------------------------------------------------------------------------------------------------------------------------
    Security:  G02602103                                                             Meeting Type:  Annual
      Ticker:  DOX                                                                   Meeting Date:  23-Jan-2008
        ISIN:  GB0022569080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BRUCE K. ANDERSON                                         Mgmt          For                            For
       ADRIAN GARDNER                                            Mgmt          For                            For
       CHARLES E. FOSTER                                         Mgmt          For                            For
       JAMES S. KAHAN                                            Mgmt          For                            For
       DOV BAHARAV                                               Mgmt          For                            For
       JULIAN A. BRODSKY                                         Mgmt          For                            For
       ELI GELMAN                                                Mgmt          For                            For
       NEHEMIA LEMELBAUM                                         Mgmt          For                            For
       JOHN T. MCLENNAN                                          Mgmt          For                            For
       ROBERT A. MINICUCCI                                       Mgmt          For                            For
       SIMON OLSWANG                                             Mgmt          For                            For
       MARIO SEGAL                                               Mgmt          For                            For

02     APPROVAL OF AMENDMENT OF THE 1998 STOCK OPTION            Mgmt          For                            For
       AND INCENTIVE PLAN TO INCREASE THE NUMBER OF
       SHARES AUTHORIZED FOR ISSUANCE THEREUNDER AND
       TO MAKE OTHER CHANGES AS DESCRIBED IN THE ACCOMPANYING
       PROXY STATEMENT.

03     APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS             Mgmt          For                            For
       FOR FISCAL YEAR 2007.

04     RATIFICATION AND APPROVAL OF ERNST & YOUNG LLP            Mgmt          For                            For
       AND AUTHORIZATION OF AUDIT COMMITTEE OF BOARD
       TO FIX REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 AMERICAN NATIONAL INSURANCE COMPANY                                                         Agenda Number:  932835094
--------------------------------------------------------------------------------------------------------------------------
    Security:  028591105                                                             Meeting Type:  Annual
      Ticker:  ANAT                                                                  Meeting Date:  25-Apr-2008
        ISIN:  US0285911055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT L. MOODY                                           Mgmt          For                            For
       G RICHARD FERDINANDTSEN                                   Mgmt          For                            For
       F. ANNE MOODY-DAHLBERG                                    Mgmt          For                            For
       RUSSELL S. MOODY                                          Mgmt          For                            For
       WILLIAM L. MOODY, IV                                      Mgmt          For                            For
       JAMES D. YARBROUGH                                        Mgmt          For                            For
       ARTHUR O. DUMMER                                          Mgmt          For                            For
       DR. SHELBY M. ELLIOTT                                     Mgmt          For                            For
       FRANK P. WILLIAMSON                                       Mgmt          For                            For

02     TO APPROVE THE AMENDMENT AND EXTENSION OF THE             Mgmt          Against                        Against
       AMERICAN NATIONAL INSURANCE COMPANY 1999 STOCK
       AND INCENTIVE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 AMERICREDIT CORP.                                                                           Agenda Number:  932772393
--------------------------------------------------------------------------------------------------------------------------
    Security:  03060R101                                                             Meeting Type:  Annual
      Ticker:  ACF                                                                   Meeting Date:  25-Oct-2007
        ISIN:  US03060R1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       A.R. DIKE                                                 Mgmt          For                            For
       DOUGLAS K. HIGGINS                                        Mgmt          For                            For
       KENNETH H. JONES, JR.                                     Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS ACCOUNTANTS FOR THE FISCAL
       YEAR ENDING JUNE 30, 2008.




--------------------------------------------------------------------------------------------------------------------------
 AMERISOURCEBERGEN CORPORATION                                                               Agenda Number:  932806005
--------------------------------------------------------------------------------------------------------------------------
    Security:  03073E105                                                             Meeting Type:  Annual
      Ticker:  ABC                                                                   Meeting Date:  28-Feb-2008
        ISIN:  US03073E1055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: CHARLES H. COTROS                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JANE E. HENNEY, M.D.                Mgmt          For                            For

1C     ELECTION OF DIRECTOR: R. DAVID YOST                       Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS AMERISOURCEBERGEN'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FISCAL YEAR 2008.




--------------------------------------------------------------------------------------------------------------------------
 ARROW ELECTRONICS, INC.                                                                     Agenda Number:  932829572
--------------------------------------------------------------------------------------------------------------------------
    Security:  042735100                                                             Meeting Type:  Annual
      Ticker:  ARW                                                                   Meeting Date:  02-May-2008
        ISIN:  US0427351004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DANIEL W. DUVAL                                           Mgmt          For                            For
       GAIL E. HAMILTON                                          Mgmt          For                            For
       JOHN N. HANSON                                            Mgmt          For                            For
       RICHARD S. HILL                                           Mgmt          For                            For
       M.F. (FRAN) KEETH                                         Mgmt          For                            For
       ROGER KING                                                Mgmt          For                            For
       MICHAEL J. LONG                                           Mgmt          For                            For
       KAREN GORDON MILLS                                        Mgmt          For                            For
       WILLIAM E. MITCHELL                                       Mgmt          For                            For
       STEPHEN C. PATRICK                                        Mgmt          For                            For
       BARRY W. PERRY                                            Mgmt          For                            For
       JOHN C. WADDELL                                           Mgmt          Withheld                       Against

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS ARROW'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING
       DECEMBER 31, 2008

03     PROPOSAL TO AMEND THE ARROW ELECTRONICS, INC.             Mgmt          For                            For
       2004 OMNIBUS INCENTIVE PLAN




--------------------------------------------------------------------------------------------------------------------------
 ATMEL CORPORATION                                                                           Agenda Number:  932875682
--------------------------------------------------------------------------------------------------------------------------
    Security:  049513104                                                             Meeting Type:  Annual
      Ticker:  ATML                                                                  Meeting Date:  14-May-2008
        ISIN:  US0495131049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: STEVEN LAUB                         Mgmt          For                            For

1B     ELECTION OF DIRECTOR: TSUNG-CHING WU                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: DAVID SUGISHITA                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: PAPKEN DER TOROSSIAN                Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JACK L. SALTICH                     Mgmt          For                            For

1F     ELECTION OF DIRECTOR: CHARLES CARINALLI                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DR. EDWARD ROSS                     Mgmt          For                            For

02     PROPOSAL TO APPROVE AMENDMENTS TO THE 2005 STOCK          Mgmt          For                            For
       PLAN TO, AMONG OTHER THINGS, INCREASE THE NUMBER
       OF SHARES RESERVED FOR ISSUANCE THEREUNDER
       BY 58,000,000 SHARES.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF ATMEL CORPORATION FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 AVNET, INC.                                                                                 Agenda Number:  932775274
--------------------------------------------------------------------------------------------------------------------------
    Security:  053807103                                                             Meeting Type:  Annual
      Ticker:  AVT                                                                   Meeting Date:  08-Nov-2007
        ISIN:  US0538071038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ELEANOR BAUM                                              Mgmt          For                            For
       J. VERONICA BIGGINS                                       Mgmt          For                            For
       LAWRENCE W. CLARKSON                                      Mgmt          For                            For
       EHUD HOUMINER                                             Mgmt          For                            For
       JAMES A. LAWRENCE                                         Mgmt          For                            For
       FRANK R. NOONAN                                           Mgmt          For                            For
       RAY M. ROBINSON                                           Mgmt          For                            For
       GARY L. TOOKER                                            Mgmt          For                            For
       ROY VALLEE                                                Mgmt          For                            For

02     REAPPROVAL OF THE AVNET, INC. EXECUTIVE INCENTIVE         Mgmt          For                            For
       PLAN.

03     RATIFICATION OF APPOINTMENT OF KPMG LLP AS THE            Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE FISCAL YEAR ENDING JUNE 28, 2008.




--------------------------------------------------------------------------------------------------------------------------
 BIG LOTS, INC.                                                                              Agenda Number:  932862229
--------------------------------------------------------------------------------------------------------------------------
    Security:  089302103                                                             Meeting Type:  Annual
      Ticker:  BIG                                                                   Meeting Date:  29-May-2008
        ISIN:  US0893021032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JEFFREY P. BERGER                                         Mgmt          For                            For
       SHELDON M. BERMAN                                         Mgmt          For                            For
       STEVEN S. FISHMAN                                         Mgmt          For                            For
       DAVID T. KOLLAT                                           Mgmt          For                            For
       BRENDA J. LAUDERBACK                                      Mgmt          For                            For
       PHILIP E. MALLOTT                                         Mgmt          For                            For
       RUSSELL SOLT                                              Mgmt          For                            For
       JAMES R. TENER                                            Mgmt          For                            For
       DENNIS B. TISHKOFF                                        Mgmt          For                            For

02     APPROVAL OF AMENDMENTS TO THE BIG LOTS 2005               Mgmt          For                            For
       LONG-TERM INCENTIVE PLAN.

03     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR FISCAL 2008.




--------------------------------------------------------------------------------------------------------------------------
 CABLEVISION SYSTEMS CORPORATION                                                             Agenda Number:  932779981
--------------------------------------------------------------------------------------------------------------------------
    Security:  12686C109                                                             Meeting Type:  Special
      Ticker:  CVC                                                                   Meeting Date:  24-Oct-2007
        ISIN:  US12686C1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ADOPT AND APPROVE THE AGREEMENT AND PLAN               Mgmt          Against                        Against
       OF MERGER, DATED AS OF MAY 2, 2007, BY AND
       AMONG CENTRAL PARK HOLDING COMPANY, LLC, CENTRAL
       PARK MERGER SUB, INC. AND CABLEVISION SYSTEMS
       CORPORATION AS IT MAY BE AMENDED FROM TIME
       TO TIME, ALL AS MORE FULLY DESCRIBED IN THE
       PROXY STATEMENT.

02     TO APPROVE AN AMENDMENT TO CABLEVISION SYSTEMS            Mgmt          Against                        Against
       CORPORATION'S AMENDED AND RESTATED CERTIFICATE
       OF INCORPORATION, WHICH WOULD MAKE SECTION
       A.X. OF ARTICLE FOURTH OF THE AMENDED AND RESTATED
       CERTIFICATE OF INCORPORATION INAPPLICABLE TO
       THE MERGER AND THE OTHER TRANSACTIONS CONTEMPLATED
       BY THE MERGER AGREEMENT.

03     TO APPROVE ANY MOTION TO ADJOURN THE SPECIAL              Mgmt          Against                        Against
       MEETING TO A LATER DATE TO SOLICIT ADDITIONAL
       PROXIES IF THERE ARE INSUFFICIENT VOTES AT
       THE TIME OF THE SPECIAL MEETING TO APPROVE
       PROPOSAL 1 OR PROPOSAL 2.




--------------------------------------------------------------------------------------------------------------------------
 CABLEVISION SYSTEMS CORPORATION                                                             Agenda Number:  932858876
--------------------------------------------------------------------------------------------------------------------------
    Security:  12686C109                                                             Meeting Type:  Annual
      Ticker:  CVC                                                                   Meeting Date:  22-May-2008
        ISIN:  US12686C1099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ZACHARY W. CARTER                                         Mgmt          For                            For
       CHARLES D. FERRIS                                         Mgmt          Withheld                       Against
       THOMAS V. REIFENHEISER                                    Mgmt          For                            For
       JOHN R. RYAN                                              Mgmt          For                            For
       VINCENT TESE                                              Mgmt          For                            For
       LEONARD TOW                                               Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR FISCAL YEAR 2008.




--------------------------------------------------------------------------------------------------------------------------
 COMPUTER SCIENCES CORPORATION                                                               Agenda Number:  932749356
--------------------------------------------------------------------------------------------------------------------------
    Security:  205363104                                                             Meeting Type:  Annual
      Ticker:  CSC                                                                   Meeting Date:  30-Jul-2007
        ISIN:  US2053631048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       IRVING W. BAILEY, II                                      Mgmt          For                            For
       DAVID J. BARRAM                                           Mgmt          For                            For
       STEPHEN L. BAUM                                           Mgmt          For                            For
       RODNEY F. CHASE                                           Mgmt          For                            For
       MICHAEL W. LAPHEN                                         Mgmt          For                            For
       F. WARREN MCFARLAN                                        Mgmt          For                            For
       THOMAS H. PATRICK                                         Mgmt          For                            For

02     APPROVAL OF 2007 EMPLOYEE INCENTIVE PLAN                  Mgmt          For                            For

03     TO RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS         Mgmt          For                            For

04     STOCKHOLDER PROPOSAL REGARDING BOARD INCLUSIVENESS        Shr           For                            Against

05     STOCKHOLDER PROPOSAL REGARDING DISCLOSURE OF              Shr           For                            Against
       POLITICAL CONTRIBUTIONS




--------------------------------------------------------------------------------------------------------------------------
 CONVERGYS CORPORATION                                                                       Agenda Number:  932824166
--------------------------------------------------------------------------------------------------------------------------
    Security:  212485106                                                             Meeting Type:  Annual
      Ticker:  CVG                                                                   Meeting Date:  22-Apr-2008
        ISIN:  US2124851062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DAVID B. DILLON                                           Mgmt          For                            For
       SIDNEY A. RIBEAU                                          Mgmt          For                            For
       DAVID R. WHITWAM                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF THE INDEPENDENT              Mgmt          For                            For
       ACCOUNTANTS.

03     TO APPROVE THE RE-ADOPTION OF THE CONVERGYS               Mgmt          For                            For
       CORPORATION LONG-TERM INCENTIVE PLAN.

04     SHAREHOLDER PROPOSAL                                      Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 CROWN HOLDINGS, INC.                                                                        Agenda Number:  932838127
--------------------------------------------------------------------------------------------------------------------------
    Security:  228368106                                                             Meeting Type:  Annual
      Ticker:  CCK                                                                   Meeting Date:  24-Apr-2008
        ISIN:  US2283681060
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JENNE K. BRITELL                                          Mgmt          For                            For
       JOHN W. CONWAY                                            Mgmt          For                            For
       ARNOLD W. DONALD                                          Mgmt          For                            For
       WILLIAM G. LITTLE                                         Mgmt          For                            For
       HANS J. LOLIGER                                           Mgmt          For                            For
       THOMAS A. RALPH                                           Mgmt          For                            For
       HUGUES DU ROURET                                          Mgmt          For                            For
       ALAN W. RUTHERFORD                                        Mgmt          For                            For
       JIM L. TURNER                                             Mgmt          For                            For
       WILLIAM S. URKIEL                                         Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF INDEPENDENT AUDITORS         Mgmt          For                            For
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008,
       WHICH THE BOARD OF DIRECTORS UNANIMOUSLY RECOMMENDS.




--------------------------------------------------------------------------------------------------------------------------
 DEAN FOODS COMPANY                                                                          Agenda Number:  932865542
--------------------------------------------------------------------------------------------------------------------------
    Security:  242370104                                                             Meeting Type:  Annual
      Ticker:  DF                                                                    Meeting Date:  22-May-2008
        ISIN:  US2423701042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       TOM C. DAVIS                                              Mgmt          For                            For
       STEPHEN L. GREEN                                          Mgmt          For                            For
       JOSEPH S. HARDIN, JR.                                     Mgmt          For                            For
       JOHN R. MUSE                                              Mgmt          For                            For

02     PROPOSAL TO RATIFY DELOITTE & TOUCHE LLP AS               Mgmt          For                            For
       INDEPENDENT AUDITOR.




--------------------------------------------------------------------------------------------------------------------------
 DELTA AIR LINES, INC.                                                                       Agenda Number:  932878791
--------------------------------------------------------------------------------------------------------------------------
    Security:  247361702                                                             Meeting Type:  Annual
      Ticker:  DAL                                                                   Meeting Date:  03-Jun-2008
        ISIN:  US2473617023
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: RICHARD H. ANDERSON                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN S. BRINZO                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: DANIEL A. CARP                      Mgmt          For                            For

1D     ELECTION OF DIRECTOR: EUGENE I. DAVIS                     Mgmt          Against                        Against

1E     ELECTION OF DIRECTOR: RICHARD KARL GOELTZ                 Mgmt          For                            For

1F     ELECTION OF DIRECTOR: DAVID R. GOODE                      Mgmt          For                            For

1G     ELECTION OF DIRECTOR: VICTOR L. LUND                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: WALTER E. MASSEY                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: PAULA ROSPUT REYNOLDS               Mgmt          For                            For

1J     ELECTION OF DIRECTOR: KENNETH C. ROGERS                   Mgmt          For                            For

1K     ELECTION OF DIRECTOR: KENNETH B. WOODROW                  Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS DELTA'S INDEPENDENT AUDITORS FOR THE YEAR
       ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 DWS GLOBAL COMMODITIES STOCK FUND, INC                                                      Agenda Number:  932767784
--------------------------------------------------------------------------------------------------------------------------
    Security:  23338Y100                                                             Meeting Type:  Annual
      Ticker:  GCS                                                                   Meeting Date:  19-Oct-2007
        ISIN:  US23338Y1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KEITH R. FOX                                              Mgmt          For                            For
       KENNETH C. FROEWISS                                       Mgmt          For                            For
       RICHARD J. HERRING                                        Mgmt          For                            For
       JEAN GLEASON STROMBERG                                    Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 ELECTRONIC DATA SYSTEMS CORPORATION                                                         Agenda Number:  932819660
--------------------------------------------------------------------------------------------------------------------------
    Security:  285661104                                                             Meeting Type:  Annual
      Ticker:  EDS                                                                   Meeting Date:  15-Apr-2008
        ISIN:  US2856611049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: W. ROY DUNBAR                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MARTIN C. FAGA                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: S. MALCOLM GILLIS                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: RAY J. GROVES                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ELLEN M. HANCOCK                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: JEFFREY M. HELLER                   Mgmt          For                            For

1G     ELECTION OF DIRECTOR: RAY L. HUNT                         Mgmt          For                            For

1H     ELECTION OF DIRECTOR: EDWARD A. KANGAS                    Mgmt          For                            For

1I     ELECTION OF DIRECTOR: RONALD A. RITTENMEYER               Mgmt          For                            For

1J     ELECTION OF DIRECTOR: JAMES K. SIMS                       Mgmt          For                            For

1K     ELECTION OF DIRECTOR: R. DAVID YOST                       Mgmt          For                            For

1L     ELECTION OF DIRECTOR: ERNESTO ZEDILLO                     Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF AUDITORS                   Mgmt          For                            For

03     BOARD OF DIRECTORS PROPOSAL TO REAPPROVE THE              Mgmt          For                            For
       2003 AMENDED AND RESTATED INCENTIVE PLAN

04     BOARD OF DIRECTORS PROPOSAL TO AMEND CERTIFICATE          Mgmt          For                            For
       OF INCORPORATION TO ALLOW 25% OF SHAREHOLDERS
       TO CALL A SPECIAL MEETING

05     SHAREHOLDER PROPOSAL REGARDING ADVISORY VOTE              Shr           For                            Against
       ON EXECUTIVE PAY




--------------------------------------------------------------------------------------------------------------------------
 EXXON MOBIL CORPORATION                                                                     Agenda Number:  932858232
--------------------------------------------------------------------------------------------------------------------------
    Security:  30231G102                                                             Meeting Type:  Annual
      Ticker:  XOM                                                                   Meeting Date:  28-May-2008
        ISIN:  US30231G1022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       M.J. BOSKIN                                               Mgmt          For                            For
       L.R. FAULKNER                                             Mgmt          For                            For
       W.W. GEORGE                                               Mgmt          For                            For
       J.R. HOUGHTON                                             Mgmt          For                            For
       R.C. KING                                                 Mgmt          For                            For
       M.C. NELSON                                               Mgmt          For                            For
       S.J. PALMISANO                                            Mgmt          For                            For
       S.S REINEMUND                                             Mgmt          For                            For
       W.V. SHIPLEY                                              Mgmt          For                            For
       R.W. TILLERSON                                            Mgmt          For                            For
       E.E. WHITACRE, JR.                                        Mgmt          For                            For

02     RATIFICATION OF INDEPENDENT AUDITORS (PAGE 47)            Mgmt          For                            For

03     SHAREHOLDER PROPOSALS PROHIBITED (PAGE 49)                Shr           Against                        For

04     DIRECTOR NOMINEE QUALIFICATIONS (PAGE 49)                 Shr           Against                        For

05     BOARD CHAIRMAN AND CEO (PAGE 50)                          Shr           For                            Against

06     SHAREHOLDER RETURN POLICY (PAGE 52)                       Shr           Against                        For

07     SHAREHOLDER ADVISORY VOTE ON EXECUTIVE COMPENSATION       Shr           For                            Against
       (PAGE 53)

08     EXECUTIVE COMPENSATION REPORT (PAGE 55)                   Shr           Against                        For

09     INCENTIVE PAY RECOUPMENT (PAGE 57)                        Shr           Against                        For

10     CORPORATE SPONSORSHIPS REPORT (PAGE 58)                   Shr           Against                        For

11     POLITICAL CONTRIBUTIONS REPORT (PAGE 60)                  Shr           For                            Against

12     AMENDMENT OF EEO POLICY (PAGE 61)                         Shr           For                            Against

13     COMMUNITY ENVIRONMENTAL IMPACT (PAGE 63)                  Shr           Against                        For

14     ANWR DRILLING REPORT (PAGE 65)                            Shr           Against                        For

15     GREENHOUSE GAS EMISSIONS GOALS (PAGE 66)                  Shr           For                            Against

16     CO2 INFORMATION AT THE PUMP (PAGE 68)                     Shr           Against                        For

17     CLIMATE CHANGE AND TECHNOLOGY REPORT (PAGE 69)            Shr           Against                        For

18     ENERGY TECHNOLOGY REPORT (PAGE 70)                        Shr           Against                        For

19     RENEWABLE ENERGY POLICY (PAGE 71)                         Shr           For                            Against




--------------------------------------------------------------------------------------------------------------------------
 FAIRCHILD SEMICONDUCTOR INTL., INC.                                                         Agenda Number:  932845261
--------------------------------------------------------------------------------------------------------------------------
    Security:  303726103                                                             Meeting Type:  Annual
      Ticker:  FCS                                                                   Meeting Date:  07-May-2008
        ISIN:  US3037261035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHARLES P. CARINALLI                                      Mgmt          For                            For
       ROBERT F. FRIEL                                           Mgmt          For                            For
       THOMAS L. MAGNANTI                                        Mgmt          For                            For
       KEVIN J. MCGARITY                                         Mgmt          For                            For
       BRYAN R. ROUB                                             Mgmt          For                            For
       RONALD W. SHELLY                                          Mgmt          For                            For
       MARK S. THOMPSON                                          Mgmt          For                            For

02     PROPOSAL TO AMEND AND APPROVE THE FAIRCHILD               Mgmt          For                            For
       SEMICONDUCTOR 2007 STOCK PLAN.

03     PROPOSAL TO RATIFY THE APPOINTMENT OF KPMG LLP            Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 FIRST CITIZENS BANCSHARES, INC.                                                             Agenda Number:  932840590
--------------------------------------------------------------------------------------------------------------------------
    Security:  31946M103                                                             Meeting Type:  Annual
      Ticker:  FCNCA                                                                 Meeting Date:  28-Apr-2008
        ISIN:  US31946M1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN M. ALEXANDER, JR.                                    Mgmt          For                            For
       CARMEN HOLDING AMES                                       Mgmt          For                            For
       VICTOR E. BELL III                                        Mgmt          For                            For
       GEORGE H. BROADRICK                                       Mgmt          For                            For
       HOPE HOLDING CONNELL                                      Mgmt          For                            For
       H.M. CRAIG III                                            Mgmt          For                            For
       H. LEE DURHAM, JR.                                        Mgmt          For                            For
       LEWIS M. FETTERMAN                                        Mgmt          For                            For
       DANIEL L. HEAVNER                                         Mgmt          For                            For
       FRANK B. HOLDING                                          Mgmt          For                            For
       FRANK B. HOLDING, JR.                                     Mgmt          For                            For
       LEWIS R. HOLDING                                          Mgmt          For                            For
       CHARLES B.C. HOLT                                         Mgmt          For                            For
       LUCIUS S. JONES                                           Mgmt          For                            For
       ROBERT E. MASON IV                                        Mgmt          For                            For
       ROBERT T. NEWCOMB                                         Mgmt          For                            For
       LEWIS T. NUNNELEE II                                      Mgmt          For                            For
       JAMES M. PARKER                                           Mgmt          For                            For
       RALPH K. SHELTON                                          Mgmt          For                            For
       R.C. SOLES, JR.                                           Mgmt          For                            For
       DAVID L. WARD, JR.                                        Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 FLUOR CORPORATION                                                                           Agenda Number:  932831058
--------------------------------------------------------------------------------------------------------------------------
    Security:  343412102                                                             Meeting Type:  Annual
      Ticker:  FLR                                                                   Meeting Date:  07-May-2008
        ISIN:  US3434121022
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF CLASS III DIRECTOR: ILESANMI ADESIDA          Mgmt          For                            For

1B     ELECTION OF CLASS III DIRECTOR: PETER J. FLUOR            Mgmt          For                            For

1C     ELECTION OF CLASS III DIRECTOR: JOSEPH W. PRUEHER         Mgmt          For                            For

1D     ELECTION OF CLASS III DIRECTOR: SUZANNE H. WOOLSEY        Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF ERNST & YOUNG          Mgmt          For                            For
       LLP AS REGISTERED PUBLIC ACCOUNTING FIRM FOR
       2008.

03     AMENDMENT OF THE CERTIFICATE OF INCORPORATION             Mgmt          For                            For
       TO INCREASE AUTHORIZED SHARES.

04     APPROVAL OF THE 2008 EXECUTIVE PERFORMANCE INCENTIVE      Mgmt          For                            For
       PLAN.




--------------------------------------------------------------------------------------------------------------------------
 FORD MOTOR COMPANY                                                                          Agenda Number:  932846617
--------------------------------------------------------------------------------------------------------------------------
    Security:  345370860                                                             Meeting Type:  Annual
      Ticker:  F                                                                     Meeting Date:  08-May-2008
        ISIN:  US3453708600
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN R.H. BOND                                            Mgmt          Withheld                       Against
       STEPHEN G. BUTLER                                         Mgmt          For                            For
       KIMBERLY A. CASIANO                                       Mgmt          For                            For
       EDSEL B. FORD II                                          Mgmt          For                            For
       WILLIAM CLAY FORD, JR.                                    Mgmt          For                            For
       IRVINE O. HOCKADAY, JR.                                   Mgmt          For                            For
       RICHARD A. MANOOGIAN                                      Mgmt          For                            For
       ELLEN R. MARRAM                                           Mgmt          For                            For
       ALAN MULALLY                                              Mgmt          For                            For
       HOMER A. NEAL                                             Mgmt          For                            For
       JORMA OLLILA                                              Mgmt          For                            For
       GERALD L. SHAHEEN                                         Mgmt          For                            For
       JOHN L. THORNTON                                          Mgmt          For                            For

02     RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED       Mgmt          For                            For
       PUBLIC ACCOUNTING FIRM.

03     THE APPROVAL OF THE TERMS OF THE COMPANY'S ANNUAL         Mgmt          For                            For
       INCENTIVE COMPENSATION PLAN.

04     THE APPROVAL OF THE COMPANY'S 2008 LONG-TERM              Mgmt          Against                        Against
       INCENTIVE PLAN.

05     RELATING TO DISCONTINUING GRANTING STOCK OPTIONS          Shr           Against                        For
       TO SENIOR EXECUTIVES.

06     RELATING TO PERMITTING THE MINIMUM PERCENT OF             Shr           For                            Against
       HOLDERS OF COMMON STOCK ALLOWED BY LAW TO CALL
       SPECIAL SHAREHOLDER MEETINGS.

07     RELATING TO CONSIDERATION OF A RECAPITALIZATION           Shr           For                            Against
       PLAN TO PROVIDE THAT ALL OF THE OUTSTANDING
       STOCK HAVE ONE VOTE PER SHARE.

08     RELATING TO THE COMPANY ISSUING A REPORT DISCLOSING       Shr           For                            Against
       POLICIES AND PROCEDURES RELATED TO POLITICAL
       CONTRIBUTIONS.

09     RELATING TO THE COMPANY ADOPTING COMPREHENSIVE            Shr           Against                        For
       HEALTH CARE REFORM PRINCIPLES.

10     RELATING TO THE COMPANY ISSUING A REPORT ON               Shr           Against                        For
       THE EFFECT OF THE COMPANY'S ACTIONS TO REDUCE
       ITS IMPACT ON GLOBAL CLIMATE CHANGE.

11     RELATING TO LIMITING EXECUTIVE COMPENSATION               Shr           Against                        For
       UNTIL THE COMPANY ACHIEVES FIVE CONSECUTIVE
       YEARS OF PROFITABILITY.




--------------------------------------------------------------------------------------------------------------------------
 FORESTAR REAL ESTATE GROUP INC                                                              Agenda Number:  932835044
--------------------------------------------------------------------------------------------------------------------------
    Security:  346233109                                                             Meeting Type:  Annual
      Ticker:  FOR                                                                   Meeting Date:  13-May-2008
        ISIN:  US3462331097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       KATHLEEN BROWN                                            Mgmt          For                            For
       MICHAEL E. DOUGHERTY                                      Mgmt          For                            For
       THOMAS H. MCAULEY                                         Mgmt          For                            For
       WILLIAM POWERS, JR.                                       Mgmt          For                            For

02     TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT               Mgmt          For                            For
       OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR 2008.




--------------------------------------------------------------------------------------------------------------------------
 GLG PARTNERS, INC.                                                                          Agenda Number:  932890557
--------------------------------------------------------------------------------------------------------------------------
    Security:  37929X107                                                             Meeting Type:  Annual
      Ticker:  GLG                                                                   Meeting Date:  02-Jun-2008
        ISIN:  US37929X1072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NOAM GOTTESMAN                                            Mgmt          Withheld                       Against
       IAN ASHKEN                                                Mgmt          For                            For
       NICOLAS BERGGRUEN                                         Mgmt          Withheld                       Against
       MARTIN FRANKLIN                                           Mgmt          Withheld                       Against
       JAMES HAUSLEIN                                            Mgmt          For                            For
       WILLIAM LAUDER                                            Mgmt          For                            For
       PAUL MYNERS                                               Mgmt          For                            For
       EMMANUEL ROMAN                                            Mgmt          Withheld                       Against
       PETER WEINBERG                                            Mgmt          Withheld                       Against

02     FOR THE RATIFICATION OF ERNST & YOUNG LLP AS              Mgmt          For                            For
       OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008




--------------------------------------------------------------------------------------------------------------------------
 GUARANTY FINANCIAL GROUP INC                                                                Agenda Number:  932875656
--------------------------------------------------------------------------------------------------------------------------
    Security:  40108N106                                                             Meeting Type:  Annual
      Ticker:  GFG                                                                   Meeting Date:  27-May-2008
        ISIN:  US40108N1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DAVID W. BIEGLER                    Mgmt          For                            For

1B     ELECTION OF DIRECTOR: LEIGH M. MCALISTER                  Mgmt          Against                        Against

1C     ELECTION OF DIRECTOR: EDWARD R. MCPHERSON                 Mgmt          For                            For

1D     ELECTION OF DIRECTOR: RAUL R. ROMERO                      Mgmt          Against                        Against

1E     ELECTION OF DIRECTOR: BILL WALKER                         Mgmt          Against                        Against

02     TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT               Mgmt          For                            For
       OF ERNST & YOUNG LLP AS INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE YEAR 2008.




--------------------------------------------------------------------------------------------------------------------------
 HANESBRANDS INC.                                                                            Agenda Number:  932822390
--------------------------------------------------------------------------------------------------------------------------
    Security:  410345102                                                             Meeting Type:  Annual
      Ticker:  HBI                                                                   Meeting Date:  22-Apr-2008
        ISIN:  US4103451021
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CHADEN                                                    Mgmt          For                            For
       COKER                                                     Mgmt          For                            For
       GRIFFIN                                                   Mgmt          For                            For
       JOHNSON                                                   Mgmt          For                            For
       MATHEWS                                                   Mgmt          For                            For
       MULCAHY                                                   Mgmt          For                            For
       NOLL                                                      Mgmt          For                            For
       PETERSON                                                  Mgmt          For                            For
       SCHINDLER                                                 Mgmt          For                            For

02     TO APPROVE THE HANESBRANDS INC. OMNIBUS INCENTIVE         Mgmt          For                            For
       PLAN OF 2006.

03     TO APPROVE THE HANESBRANDS INC. PERFORMANCE-BASED         Mgmt          For                            For
       ANNUAL INCENTIVE PLAN.

04     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS HANESBRANDS' INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR ITS 2008 FISCAL
       YEAR.

05     TO VOTE AND OTHERWISE REPRESENT THE UNDERSIGNED           Mgmt          Against                        Against
       ON ANY OTHER MATTER THAT MAY PROPERLY COME
       BEFORE THE MEETING OR ANY ADJOURNMENT OR POSTPONEMENT
       THEREOF IN THE DISCRETION OF THE PROXY HOLDER.




--------------------------------------------------------------------------------------------------------------------------
 HEALTH NET, INC.                                                                            Agenda Number:  932853799
--------------------------------------------------------------------------------------------------------------------------
    Security:  42222G108                                                             Meeting Type:  Annual
      Ticker:  HNT                                                                   Meeting Date:  08-May-2008
        ISIN:  US42222G1085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THEODORE F. CRAVER, JR.                                   Mgmt          For                            For
       VICKI B. ESCARRA                                          Mgmt          For                            For
       THOMAS T. FARLEY                                          Mgmt          For                            For
       GALE S. FITZGERALD                                        Mgmt          For                            For
       PATRICK FOLEY                                             Mgmt          For                            For
       JAY M. GELLERT                                            Mgmt          For                            For
       ROGER F. GREAVES                                          Mgmt          For                            For
       BRUCE G. WILLISON                                         Mgmt          For                            For
       FREDERICK C. YEAGER                                       Mgmt          For                            For

02     TO RATIFY THE SELECTION OF DELOITTE & TOUCHE              Mgmt          For                            For
       LLP AS HEALTH NET'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 HLTH CORP                                                                                   Agenda Number:  932763558
--------------------------------------------------------------------------------------------------------------------------
    Security:  40422Y101                                                             Meeting Type:  Annual
      Ticker:  HLTH                                                                  Meeting Date:  18-Sep-2007
        ISIN:  US40422Y1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARK J. ADLER, M.D.                                       Mgmt          For                            For
       KEVIN M. CAMERON                                          Mgmt          For                            For
       HERMAN SARKOWSKY                                          Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM TO SERVE AS HLTH'S INDEPENDENT AUDITOR
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 HUMANA INC.                                                                                 Agenda Number:  932821576
--------------------------------------------------------------------------------------------------------------------------
    Security:  444859102                                                             Meeting Type:  Annual
      Ticker:  HUM                                                                   Meeting Date:  24-Apr-2008
        ISIN:  US4448591028
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: DAVID A. JONES, JR.                 Mgmt          For                            For

1B     ELECTION OF DIRECTOR: FRANK A. D'AMELIO                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: W. ROY DUNBAR                       Mgmt          For                            For

1D     ELECTION OF DIRECTOR: KURT J. HILZINGER                   Mgmt          For                            For

1E     ELECTION OF DIRECTOR: MICHAEL B. MCCALLISTER              Mgmt          For                            For

1F     ELECTION OF DIRECTOR: WILLIAM J. MCDONALD                 Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JAMES J. O'BRIEN                    Mgmt          For                            For

1H     ELECTION OF DIRECTOR: W. ANN REYNOLDS, PH.D.              Mgmt          For                            For

02     THE APPROVAL OF THE COMPANY'S EXECUTIVE MANAGEMENT        Mgmt          For                            For
       INCENTIVE PLAN.

03     THE RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 INGRAM MICRO INC.                                                                           Agenda Number:  932879971
--------------------------------------------------------------------------------------------------------------------------
    Security:  457153104                                                             Meeting Type:  Annual
      Ticker:  IM                                                                    Meeting Date:  04-Jun-2008
        ISIN:  US4571531049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HOWARD I. ATKINS                                          Mgmt          For                            For
       LESLIE S. HEISZ                                           Mgmt          For                            For
       MARTHA INGRAM                                             Mgmt          For                            For
       LINDA FAYNE LEVINSON                                      Mgmt          For                            For

02     AMENDMENT AND RESTATEMENT OF THE 2003 EQUITY              Mgmt          For                            For
       INCENTIVE PLAN.

03     AMENDMENT AND RESTATEMENT OF THE EXECUTIVE INCENTIVE      Mgmt          For                            For
       PLAN.

04     RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE CURRENT YEAR.




--------------------------------------------------------------------------------------------------------------------------
 JACOBS ENGINEERING GROUP INC.                                                               Agenda Number:  932800712
--------------------------------------------------------------------------------------------------------------------------
    Security:  469814107                                                             Meeting Type:  Annual
      Ticker:  JEC                                                                   Meeting Date:  24-Jan-2008
        ISIN:  US4698141078
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN P. JUMPER                                            Mgmt          For                            For
       LINDA FAYNE LEVINSON                                      Mgmt          For                            For
       CRAIG L. MARTIN                                           Mgmt          For                            For

02     TO APPROVE ERNST & YOUNG LLP AS INDEPENDENT               Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM.




--------------------------------------------------------------------------------------------------------------------------
 JANUS CAPITAL GROUP INC.                                                                    Agenda Number:  932840639
--------------------------------------------------------------------------------------------------------------------------
    Security:  47102X105                                                             Meeting Type:  Annual
      Ticker:  JNS                                                                   Meeting Date:  01-May-2008
        ISIN:  US47102X1054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: PAUL F. BALSER                      Mgmt          For                            For

02     ELECTION OF DIRECTOR: GARY D. BLACK                       Mgmt          For                            For

03     ELECTION OF DIRECTOR: JEFFREY J. DIERMEIER                Mgmt          For                            For

04     ELECTION OF DIRECTOR: GLENN S. SCHAFER                    Mgmt          For                            For

05     ELECTION OF DIRECTOR: ROBERT SKIDELSKY                    Mgmt          For                            For

06     RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE               Mgmt          For                            For
       LLP AS INDEPENDENT AUDITOR

07     APPROVE THE 2008 MANAGEMENT INCENTIVE COMPENSATION        Mgmt          For                            For
       PLAN




--------------------------------------------------------------------------------------------------------------------------
 JONES LANG LASALLE INCORPORATED                                                             Agenda Number:  932853434
--------------------------------------------------------------------------------------------------------------------------
    Security:  48020Q107                                                             Meeting Type:  Annual
      Ticker:  JLL                                                                   Meeting Date:  29-May-2008
        ISIN:  US48020Q1076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       H. CLAUDE DE BETTIGNIES                                   Mgmt          For                            For
       COLIN DYER                                                Mgmt          For                            For
       DARRYL HARTLEY-LEONARD                                    Mgmt          For                            For
       SIR DEREK HIGGS                                           Mgmt          For                            For
       LAURALEE E. MARTIN                                        Mgmt          For                            For
       ALAIN MONIE                                               Mgmt          For                            For
       SHEILA A. PENROSE                                         Mgmt          For                            For
       DAVID B. RICKARD                                          Mgmt          For                            For
       THOMAS C. THEOBALD                                        Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF KPMG LLP AS OUR              Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE YEAR ENDING DECEMBER 31, 2008

03     TO APPROVE A PROPOSED AMENDMENT TO THE JONES              Mgmt          Against                        Against
       LANG LASALLE STOCK AWARD AND INCENTIVE PLAN
       TO INCREASE THE NUMBER OF SHARES OF OUR COMMON
       STOCK RESERVED FOR ISSUANCE UNDER THAT PLAN
       BY 3,000,000




--------------------------------------------------------------------------------------------------------------------------
 KBR, INC.                                                                                   Agenda Number:  932839232
--------------------------------------------------------------------------------------------------------------------------
    Security:  48242W106                                                             Meeting Type:  Annual
      Ticker:  KBR                                                                   Meeting Date:  07-May-2008
        ISIN:  US48242W1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN R. HUFF                                              Mgmt          For                            For
       LESTER L. LYLES                                           Mgmt          For                            For
       RICHARD J. SLATER                                         Mgmt          For                            For

02     TO RATIFY THE SELECTION OF KPMG LLP AS THE INDEPENDENT    Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM TO AUDIT
       THE CONSOLIDATED FINANCIAL STATEMENTS OF KBR,
       INC. FOR THE YEAR ENDING DECEMBER 31, 2008.

03     TO APPROVE THE KBR, INC. 2009 EMPLOYEE STOCK              Mgmt          For                            For
       PURCHASE PLAN.




--------------------------------------------------------------------------------------------------------------------------
 MANPOWER INC.                                                                               Agenda Number:  932825055
--------------------------------------------------------------------------------------------------------------------------
    Security:  56418H100                                                             Meeting Type:  Annual
      Ticker:  MAN                                                                   Meeting Date:  29-Apr-2008
        ISIN:  US56418H1005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J. THOMAS BOUCHARD                                        Mgmt          For                            For
       CARI M. DOMINGUEZ                                         Mgmt          For                            For
       EDWARD J. ZORE                                            Mgmt          For                            For

02     RATIFICATION OF DELOITTE & TOUCHE LLP AS INDEPENDENT      Mgmt          For                            For
       AUDITORS FOR 2008.

03     SHAREHOLDER PROPOSAL REGARDING IMPLEMENTATION             Shr           Against                        For
       OF THE MACBRIDE PRINCIPLES IN NORTHERN IRELAND.




--------------------------------------------------------------------------------------------------------------------------
 MASTERCARD INCORPORATED                                                                     Agenda Number:  932886279
--------------------------------------------------------------------------------------------------------------------------
    Security:  57636Q104                                                             Meeting Type:  Annual
      Ticker:  MA                                                                    Meeting Date:  03-Jun-2008
        ISIN:  US57636Q1040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       BERNARD S.Y. FUNG                                         Mgmt          For                            For
       MARC OLIVIE                                               Mgmt          For                            For
       MARK SCHWARTZ                                             Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE COMPANY FOR 2008




--------------------------------------------------------------------------------------------------------------------------
 MCKESSON CORPORATION                                                                        Agenda Number:  932746095
--------------------------------------------------------------------------------------------------------------------------
    Security:  58155Q103                                                             Meeting Type:  Annual
      Ticker:  MCK                                                                   Meeting Date:  25-Jul-2007
        ISIN:  US58155Q1031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOHN H. HAMMERGREN                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: M. CHRISTINE JACOBS                 Mgmt          For                            For

02     APPROVE AMENDMENTS TO THE COMPANY'S RESTATED              Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO DECLASSIFY
       THE BOARD OF DIRECTORS.

03     APPROVE AN AMENDMENT TO THE COMPANY'S 2005 STOCK          Mgmt          For                            For
       PLAN TO INCREASE THE NUMBER OF SHARES OF COMMON
       STOCK RESERVED FOR ISSUANCE UNDER THE PLAN
       BY 15,000,000.

04     APPROVE AN AMENDMENT TO THE COMPANY'S 2000 EMPLOYEE       Mgmt          For                            For
       STOCK PURCHASE PLAN TO INCREASE THE NUMBER
       OF SHARES OF COMMON STOCK RESERVED FOR ISSUANCE
       UNDER THE PLAN BY 5,000,000.

05     RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE               Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR
       ENDING MARCH 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 MEDCO HEALTH SOLUTIONS, INC.                                                                Agenda Number:  932848700
--------------------------------------------------------------------------------------------------------------------------
    Security:  58405U102                                                             Meeting Type:  Annual
      Ticker:  MHS                                                                   Meeting Date:  22-May-2008
        ISIN:  US58405U1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOHN L. CASSIS                      Mgmt          For                            For

1B     ELECTION OF DIRECTOR: MICHAEL GOLDSTEIN                   Mgmt          For                            For

1C     ELECTION OF DIRECTOR: BLENDA J. WILSON                    Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS       Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF THE COMPANY FOR THE 2008 FISCAL YEAR

03     APPROVAL OF PROPOSED AMENDMENT TO THE COMPANY'S           Mgmt          For                            For
       CERTIFICATE OF INCORPORATION TO INCREASE THE
       NUMBER OF AUTHORIZED SHARES OF THE COMPANY'S
       COMMON STOCK FROM 1,000,000,000 SHARES TO 2,000,000,000
       SHARES

04     SHAREHOLDER PROPOSAL REGARDING EXECUTIVE COMPENSATION     Shr           Against                        For




--------------------------------------------------------------------------------------------------------------------------
 MILLENNIUM PHARMACEUTICALS, INC.                                                            Agenda Number:  932853749
--------------------------------------------------------------------------------------------------------------------------
    Security:  599902103                                                             Meeting Type:  Annual
      Ticker:  MLNM                                                                  Meeting Date:  22-May-2008
        ISIN:  US5999021034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DEBORAH DUNSIRE                                           Mgmt          For                            For
       ROBERT F. FRIEL                                           Mgmt          For                            For
       A. GRANT HEIDRICH, III                                    Mgmt          For                            For
       CHARLES J. HOMCY                                          Mgmt          For                            For
       RAJU S. KUCHERLAPATI                                      Mgmt          For                            For
       JEFFREY M. LEIDEN                                         Mgmt          For                            For
       MARK J. LEVIN                                             Mgmt          For                            For
       NORMAN C. SELBY                                           Mgmt          For                            For
       KENNETH E. WEG                                            Mgmt          For                            For
       ANTHONY H. WILD                                           Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008.




--------------------------------------------------------------------------------------------------------------------------
 NALCO HOLDING COMPANY                                                                       Agenda Number:  932830272
--------------------------------------------------------------------------------------------------------------------------
    Security:  62985Q101                                                             Meeting Type:  Annual
      Ticker:  NLC                                                                   Meeting Date:  02-May-2008
        ISIN:  US62985Q1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MR. DOUGLAS A. PERTZ                                      Mgmt          For                            For
       MR. DANIEL S. SANDERS                                     Mgmt          For                            For

02     RATIFICATION OF APPOINTMENT OF ERNST & YOUNG              Mgmt          For                            For
       LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2008.




--------------------------------------------------------------------------------------------------------------------------
 OWENS CORNING                                                                               Agenda Number:  932783930
--------------------------------------------------------------------------------------------------------------------------
    Security:  690742101                                                             Meeting Type:  Annual
      Ticker:  OC                                                                    Meeting Date:  06-Dec-2007
        ISIN:  US6907421019
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       RALPH F. HAKE                                             Mgmt          For                            For
       F. PHILIP HANDY                                           Mgmt          For                            For
       MARC SOLE                                                 Mgmt          For                            For
       MICHAEL H. THAMAN                                         Mgmt          For                            For
       DANIEL K.K. TSEUNG                                        Mgmt          For                            For

02     APPROVAL OF THE AMENDED AND RESTATED OWENS CORNING        Mgmt          For                            For
       2006 STOCK PLAN.

03     RATIFICATION OF THE SELECTION OF PRICEWATERHOUSECOOPERS   Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 PLAINS EXPLORATION & PRODUCTION CO.                                                         Agenda Number:  932847796
--------------------------------------------------------------------------------------------------------------------------
    Security:  726505100                                                             Meeting Type:  Annual
      Ticker:  PXP                                                                   Meeting Date:  08-May-2008
        ISIN:  US7265051000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES C. FLORES                                           Mgmt          For                            For
       ISAAC ARNOLD, JR.                                         Mgmt          For                            For
       ALAN R. BUCKWALTER, III                                   Mgmt          For                            For
       JERRY L. DEES                                             Mgmt          For                            For
       TOM H. DELIMITROS                                         Mgmt          For                            For
       THOMAS A. FRY, III                                        Mgmt          For                            For
       ROBERT L. GERRY, III                                      Mgmt          For                            For
       CHARLES G. GROAT                                          Mgmt          For                            For
       JOHN H. LOLLAR                                            Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERSMgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT AUDITORS FOR
       THE FISCAL YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 QUANTA SERVICES, INC.                                                                       Agenda Number:  932866760
--------------------------------------------------------------------------------------------------------------------------
    Security:  74762E102                                                             Meeting Type:  Annual
      Ticker:  PWR                                                                   Meeting Date:  22-May-2008
        ISIN:  US74762E1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES R. BALL                                             Mgmt          For                            For
       JOHN R. COLSON                                            Mgmt          For                            For
       J. MICHAL CONAWAY                                         Mgmt          For                            For
       RALPH R. DISIBIO                                          Mgmt          For                            For
       BERNARD FRIED                                             Mgmt          For                            For
       LOUIS C. GOLM                                             Mgmt          For                            For
       WORTHING F. JACKMAN                                       Mgmt          For                            For
       BRUCE RANCK                                               Mgmt          For                            For
       JOHN R. WILSON                                            Mgmt          For                            For
       PAT WOOD, III                                             Mgmt          For                            For

02     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM




--------------------------------------------------------------------------------------------------------------------------
 RAYONIER INC.                                                                               Agenda Number:  932836971
--------------------------------------------------------------------------------------------------------------------------
    Security:  754907103                                                             Meeting Type:  Annual
      Ticker:  RYN                                                                   Meeting Date:  15-May-2008
        ISIN:  US7549071030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES H. HANCE, JR*                                       Mgmt          For                            For
       PAUL G. KIRK, JR*                                         Mgmt          For                            For
       CARL S. SLOANE*                                           Mgmt          For                            For
       V. LARKIN MARTIN**                                        Mgmt          For                            For

02     APPROVAL OF THE RAYONIER INCENTIVE STOCK PLAN             Mgmt          For                            For

03     APPROVAL OF THE RAYONIER NON-EQUITY INCENTIVE             Mgmt          For                            For
       PLAN

04     RATIFICATION OF THE APPOINTMENT OF DELOITTE               Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT REGISTERED
       PUBLIC ACCOUNTING FIRM FOR THE COMPANY

05     APPROVAL OF THE SHAREHOLDER PROPOSAL TO ASK               Shr           For                            Against
       THE BOARD TO TAKE THE STEPS NECESSARY TO ELIMINATE
       ITS CLASSIFIED STRUCTURE




--------------------------------------------------------------------------------------------------------------------------
 RELIANT ENERGY, INC.                                                                        Agenda Number:  932852367
--------------------------------------------------------------------------------------------------------------------------
    Security:  75952B105                                                             Meeting Type:  Annual
      Ticker:  RRI                                                                   Meeting Date:  20-May-2008
        ISIN:  US75952B1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ELECTION OF DIRECTOR: E. WILLIAM BARNETT                  Mgmt          For                            For

02     ELECTION OF DIRECTOR: DONALD J. BREEDING                  Mgmt          For                            For

03     ELECTION OF DIRECTOR: KIRBYJON H. CALDWELL                Mgmt          For                            For

04     ELECTION OF DIRECTOR: MARK M. JACOBS                      Mgmt          For                            For

05     ELECTION OF DIRECTOR: STEVEN L. MILLER                    Mgmt          For                            For

06     ELECTION OF DIRECTOR: LAREE E. PEREZ                      Mgmt          For                            For

07     ELECTION OF DIRECTOR: EVAN J. SILVERSTEIN                 Mgmt          For                            For

08     ELECTION OF DIRECTOR: JOEL V. STAFF                       Mgmt          For                            For

09     ELECTION OF DIRECTOR: WILLIAM L. TRANSIER                 Mgmt          For                            For

10     TO RATIFY THE AUDIT COMMITTEE'S SELECTION OF              Mgmt          For                            For
       KPMG LLP AS RELIANT'S INDEPENDENT AUDITORS
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 RITE AID CORPORATION                                                                        Agenda Number:  932906704
--------------------------------------------------------------------------------------------------------------------------
    Security:  767754104                                                             Meeting Type:  Annual
      Ticker:  RAD                                                                   Meeting Date:  25-Jun-2008
        ISIN:  US7677541044
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANCOIS J. COUTU                                         Mgmt          For                            For
       MICHAEL A. FRIEDMAN, MD                                   Mgmt          For                            For
       ROBERT G. MILLER                                          Mgmt          For                            For
       MICHAEL N. REAGAN                                         Mgmt          For                            For
       DENNIS WOOD                                               Mgmt          For                            For

02     THE RATIFICATION OF DELOITTE & TOUCHE LLP AS              Mgmt          For                            For
       THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR 2009.




--------------------------------------------------------------------------------------------------------------------------
 RYDEX SERIES TRUST                                                                          Agenda Number:  932770351
--------------------------------------------------------------------------------------------------------------------------
    Security:  78355W817                                                             Meeting Type:  Special
      Ticker:  RYT                                                                   Meeting Date:  28-Dec-2007
        ISIN:  US78355W8174
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     THE APPROVAL OF A NEW INVESTMENT ADVISORY AGREEMENT       Mgmt          For                            For
       BETWEEN RYDEX ETF TRUST AND PADCO ADVISORS
       II, INC.*




--------------------------------------------------------------------------------------------------------------------------
 SMITHFIELD FOODS, INC.                                                                      Agenda Number:  932757769
--------------------------------------------------------------------------------------------------------------------------
    Security:  832248108                                                             Meeting Type:  Annual
      Ticker:  SFD                                                                   Meeting Date:  29-Aug-2007
        ISIN:  US8322481081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL J. FRIBOURG*                                         Mgmt          For                            For
       RAY A. GOLDBERG*                                          Mgmt          For                            For
       JOHN T. SCHWIETERS*                                       Mgmt          For                            For
       MELVIN O. WRIGHT*                                         Mgmt          For                            For
       PAUL S. TRIBLE, JR.**                                     Mgmt          For                            For

02     PROPOSAL TO RATIFY THE SELECTION OF ERNST &               Mgmt          For                            For
       YOUNG LLP AS THE COMPANY'S INDEPENDENT AUDITORS
       FOR THE FISCAL YEAR ENDING APRIL 27, 2008.

03     SHAREHOLDER PROPOSAL REGARDING CERTAIN SIGNIFICANT        Shr           Against                        For
       TRANSACTIONS.




--------------------------------------------------------------------------------------------------------------------------
 SNAP-ON INCORPORATED                                                                        Agenda Number:  932833622
--------------------------------------------------------------------------------------------------------------------------
    Security:  833034101                                                             Meeting Type:  Annual
      Ticker:  SNA                                                                   Meeting Date:  24-Apr-2008
        ISIN:  US8330341012
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: ROXANNE J. DECYK (FOR               Mgmt          For                            For
       THREE YEAR TERM)

1B     ELECTION OF DIRECTOR: NICHOLAS T. PINCHUK (FOR            Mgmt          For                            For
       THREE YEAR TERM)

1C     ELECTION OF DIRECTOR: RICHARD F. TEERLINK (FOR            Mgmt          For                            For
       THREE YEAR TERM)

1D     ELECTION OF DIRECTOR: JAMES P. HOLDEN (RATIFICATION       Mgmt          For                            For
       TO SERVE UNTIL THE 2010 ANNUAL MEETING, FOR
       TWO YEAR BALANCE OF A TERM)

02     PROPOSAL TO RATIFY THE APPOINTMENT OF DELOITTE            Mgmt          For                            For
       & TOUCHE LLP AS THE INDEPENDENT AUDITOR FOR
       2008.




--------------------------------------------------------------------------------------------------------------------------
 SOLECTRON CORPORATION                                                                       Agenda Number:  932761833
--------------------------------------------------------------------------------------------------------------------------
    Security:  834182107                                                             Meeting Type:  Special
      Ticker:  SLR                                                                   Meeting Date:  27-Sep-2007
        ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED          Mgmt          For                            For
       JUNE 4, 2007, BY AND AMONG FLEXTRONICS INTERNATIONAL
       LTD., SATURN MERGER CORP. AND SOLECTRON CORPORATION.

02     TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING,        Mgmt          For                            For
       IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES
       IF THERE ARE INSUFFICIENT VOTES AT THE TIME
       OF THE SPECIAL MEETING TO APPROVE PROPOSAL
       1.




--------------------------------------------------------------------------------------------------------------------------
 STEELCASE INC.                                                                              Agenda Number:  932901463
--------------------------------------------------------------------------------------------------------------------------
    Security:  858155203                                                             Meeting Type:  Annual
      Ticker:  SCS                                                                   Meeting Date:  26-Jun-2008
        ISIN:  US8581552036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EARL D. HOLTON                                            Mgmt          For                            For
       MICHAEL J. JANDERNOA                                      Mgmt          For                            For
       PETER M. WEGE II                                          Mgmt          For                            For
       KATE PEW WOLTERS                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 TECH DATA CORPORATION                                                                       Agenda Number:  932879616
--------------------------------------------------------------------------------------------------------------------------
    Security:  878237106                                                             Meeting Type:  Annual
      Ticker:  TECD                                                                  Meeting Date:  04-Jun-2008
        ISIN:  US8782371061
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT M. DUTKOWSKY**                                     Mgmt          For                            For
       JEFFERY P. HOWELLS**                                      Mgmt          For                            For
       DAVID M. UPTON**                                          Mgmt          For                            For
       HARRY J. HARCZAK, JR.*                                    Mgmt          For                            For

02     RATIFY THE SELECTION OF ERNST & YOUNG LLP AS              Mgmt          For                            For
       THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING JANUARY 31,
       2009.

03     SHAREHOLDER PROPOSAL FOR AN ADVISORY VOTE REGARDING       Shr           For                            Against
       COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.




--------------------------------------------------------------------------------------------------------------------------
 TENET HEALTHCARE CORPORATION                                                                Agenda Number:  932840386
--------------------------------------------------------------------------------------------------------------------------
    Security:  88033G100                                                             Meeting Type:  Annual
      Ticker:  THC                                                                   Meeting Date:  08-May-2008
        ISIN:  US88033G1004
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN ELLIS "JEB" BUSH                                     Mgmt          For                            For
       TREVOR FETTER                                             Mgmt          For                            For
       BRENDA J. GAINES                                          Mgmt          For                            For
       KAREN M. GARRISON                                         Mgmt          For                            For
       EDWARD A. KANGAS                                          Mgmt          For                            For
       J. ROBERT KERREY                                          Mgmt          For                            For
       FLOYD D. LOOP, M.D.                                       Mgmt          For                            For
       RICHARD R. PETTINGILL                                     Mgmt          For                            For
       JAMES A. UNRUH                                            Mgmt          For                            For
       J. MCDONALD WILLIAMS                                      Mgmt          For                            For

02     PROPOSAL TO APPROVE THE TENET HEALTHCARE 2008             Mgmt          For                            For
       STOCK INCENTIVE PLAN.

03     PROPOSAL TO APPROVE THE TENET HEALTHCARE CORPORATION      Mgmt          For                            For
       EIGHTH AMENDED AND RESTATED 1995 EMPLOYEE STOCK
       PURCHASE PLAN.

04     PROPOSAL TO ELIMINATE SUPERMAJORITY VOTE REQUIREMENTS     Mgmt          For                            For
       IN TENET'S ARTICLES OF INCORPORATION.

05     PROPOSAL REGARDING RATIFICATION OF EXECUTIVE              Shr           For                            Against
       COMPENSATION.

06     PROPOSAL REGARDING PEER BENCHMARKING OF EXECUTIVE         Shr           For                            Against
       COMPENSATION.

07     PROPOSAL TO RATIFY THE SELECTION OF DELOITTE              Mgmt          For                            For
       & TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31,
       2008.




--------------------------------------------------------------------------------------------------------------------------
 TFS FINANCIAL CORPORATION                                                                   Agenda Number:  932808112
--------------------------------------------------------------------------------------------------------------------------
    Security:  87240R107                                                             Meeting Type:  Annual
      Ticker:  TFSL                                                                  Meeting Date:  26-Feb-2008
        ISIN:  US87240R1077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       THOMAS J. BAIRD                                           Mgmt          For                            For
       JOHN J. FITZPATRICK                                       Mgmt          For                            For
       WILLIAM C. MULLIGAN                                       Mgmt          For                            For
       PAUL W. STEFANIK                                          Mgmt          For                            For

02     TO RATIFY THE SELECTION OF DELOITTE & TOUCHE              Mgmt          For                            For
       LLP AS THE COMPANY'S INDEPENDENT ACCOUNTANTS
       FOR THE COMPANY'S FISCAL YEAR ENDING SEPTEMBER
       30, 2008.




--------------------------------------------------------------------------------------------------------------------------
 THE BOEING COMPANY                                                                          Agenda Number:  932826350
--------------------------------------------------------------------------------------------------------------------------
    Security:  097023105                                                             Meeting Type:  Annual
      Ticker:  BA                                                                    Meeting Date:  28-Apr-2008
        ISIN:  US0970231058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: JOHN H. BIGGS                       Mgmt          For                            For

1B     ELECTION OF DIRECTOR: JOHN E. BRYSON                      Mgmt          For                            For

1C     ELECTION OF DIRECTOR: ARTHUR D. COLLINS, JR.              Mgmt          For                            For

1D     ELECTION OF DIRECTOR: LINDA Z. COOK                       Mgmt          For                            For

1E     ELECTION OF DIRECTOR: WILLIAM M. DALEY                    Mgmt          For                            For

1F     ELECTION OF DIRECTOR: KENNETH M. DUBERSTEIN               Mgmt          For                            For

1G     ELECTION OF DIRECTOR: JAMES L. JONES                      Mgmt          For                            For

1H     ELECTION OF DIRECTOR: EDWARD M. LIDDY                     Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JOHN F. MCDONNELL                   Mgmt          For                            For

1J     ELECTION OF DIRECTOR: W. JAMES MCNERNEY, JR.              Mgmt          For                            For

1K     ELECTION OF DIRECTOR: MIKE S. ZAFIROVSKI                  Mgmt          For                            For

02     ADVISORY VOTE ON APPOINTMENT OF DELOITTE & TOUCHE         Mgmt          For                            For
       LLP AS INDEPENDENT AUDITOR.

03     PREPARE A REPORT ON FOREIGN MILITARY SALES                Shr           Against                        For

04     ADOPT HEALTH CARE PRINCIPLES                              Shr           Against                        For

05     ADOPT, IMPLEMENT AND MONITOR HUMAN RIGHTS POLICIES        Shr           For                            Against

06     REQUIRE AN INDEPENDENT LEAD DIRECTOR                      Shr           For                            Against

07     REQUIRE PERFORMANCE-BASED STOCK OPTIONS                   Shr           For                            Against

08     REQUIRE AN ADVISORY VOTE ON NAMED EXECUTIVE               Shr           For                            Against
       OFFICER COMPENSATION

09     REQUIRE SHAREHOLDER APPROVAL OF FUTURE SEVERANCE          Shr           For                            Against
       ARRANGEMENTS




--------------------------------------------------------------------------------------------------------------------------
 THE CHARLES SCHWAB CORPORATION                                                              Agenda Number:  932836286
--------------------------------------------------------------------------------------------------------------------------
    Security:  808513105                                                             Meeting Type:  Annual
      Ticker:  SCHW                                                                  Meeting Date:  15-May-2008
        ISIN:  US8085131055
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: FRANK C. HERRINGER                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: STEPHEN T. MCLIN                    Mgmt          For                            For

1C     ELECTION OF DIRECTOR: CHARLES R. SCHWAB                   Mgmt          For                            For

1D     ELECTION OF DIRECTOR: ROGER O. WALTHER                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: ROBERT N. WILSON                    Mgmt          For                            For

02     STOCKHOLDER PROPOSAL REGARDING POLITICAL CONTRIBUTIONS    Shr           For                            Against

03     STOCKHOLDER PROPOSAL REGARDING SUBMISSION OF              Shr           Against                        For
       NON-BINDING STOCKHOLDER PROPOSALS




--------------------------------------------------------------------------------------------------------------------------
 THE CHINA FUND, INC.                                                                        Agenda Number:  932809289
--------------------------------------------------------------------------------------------------------------------------
    Security:  169373107                                                             Meeting Type:  Annual
      Ticker:  CHN                                                                   Meeting Date:  06-Mar-2008
        ISIN:  US1693731077
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       NIGEL TULLOCH                                             Mgmt          For                            For
       WILLIAM KIRBY                                             Mgmt          For                            For

02     TO APPROVE THE PROPOSED ELIMINATION OF THE FUND'S         Mgmt          For                            For
       FUNDAMENTAL INVESTMENT POLICY REQUIRING AT
       LEAST 65% OF THE FUND'S ASSETS TO BE INVESTED
       IN THE EQUITY SECURITIES OF CHINA COMPANIES.




--------------------------------------------------------------------------------------------------------------------------
 THE INTERPUBLIC GROUP OF COMPANIES, INC.                                                    Agenda Number:  932871393
--------------------------------------------------------------------------------------------------------------------------
    Security:  460690100                                                             Meeting Type:  Annual
      Ticker:  IPG                                                                   Meeting Date:  22-May-2008
        ISIN:  US4606901001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       FRANK J. BORELLI                                          Mgmt          For                            For
       REGINALD K. BRACK                                         Mgmt          Withheld                       Against
       JOCELYN CARTER-MILLER                                     Mgmt          For                            For
       JILL M. CONSIDINE                                         Mgmt          Withheld                       Against
       RICHARD A. GOLDSTEIN                                      Mgmt          For                            For
       M.J. STEELE GUILFOILE                                     Mgmt          For                            For
       H. JOHN GREENIAUS                                         Mgmt          Withheld                       Against
       WILLIAM T. KERR                                           Mgmt          Withheld                       Against
       MICHAEL I. ROTH                                           Mgmt          For                            For
       DAVID M. THOMAS                                           Mgmt          For                            For

02     CONFIRM THE APPOINTMENT OF PRICEWATERHOUSECOOPERS         Mgmt          For                            For
       LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2008.

03     SHAREHOLDER PROPOSAL ON SPECIAL SHAREHOLDER               Shr           For                            Against
       MEETINGS.

04     SHAREHOLDER PROPOSAL ON AN ADVISORY VOTE ON               Shr           For                            Against
       EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 THE KROGER CO.                                                                              Agenda Number:  932904205
--------------------------------------------------------------------------------------------------------------------------
    Security:  501044101                                                             Meeting Type:  Annual
      Ticker:  KR                                                                    Meeting Date:  26-Jun-2008
        ISIN:  US5010441013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: REUBEN V. ANDERSON                  Mgmt          For                            For

1B     ELECTION OF DIRECTOR: ROBERT D. BEYER                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: DAVID B. DILLON                     Mgmt          For                            For

1D     ELECTION OF DIRECTOR: SUSAN J. KROPF                      Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JOHN T. LAMACCHIA                   Mgmt          For                            For

1F     ELECTION OF DIRECTOR: DAVID B. LEWIS                      Mgmt          For                            For

1G     ELECTION OF DIRECTOR: DON W. MCGEORGE                     Mgmt          For                            For

1H     ELECTION OF DIRECTOR: W. RODNEY MCMULLEN                  Mgmt          For                            For

1I     ELECTION OF DIRECTOR: JORGE P. MONTOYA                    Mgmt          For                            For

1J     ELECTION OF DIRECTOR: CLYDE R. MOORE                      Mgmt          For                            For

1K     ELECTION OF DIRECTOR: SUSAN M. PHILLIPS                   Mgmt          For                            For

1L     ELECTION OF DIRECTOR: STEVEN R. ROGEL                     Mgmt          For                            For

1M     ELECTION OF DIRECTOR: JAMES A. RUNDE                      Mgmt          For                            For

1N     ELECTION OF DIRECTOR: RONALD L. SARGENT                   Mgmt          For                            For

1O     ELECTION OF DIRECTOR: BOBBY S. SHACKOULS                  Mgmt          For                            For

02     APPROVAL OF 2008 LONG-TERM INCENTIVE AND CASH             Mgmt          For                            For
       BONUS PLAN.

03     APPROVAL OF PRICEWATERHOUSECOOPERS LLP, AS AUDITORS.      Mgmt          For                            For

04     APPROVE SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED,      Shr           For                            Against
       TO RECOMMEND PREPARATION OF CLIMATE CHANGE
       REPORT.

05     APPROVE SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED,      Shr           Against                        For
       TO RECOMMEND PURCHASING PREFERENCE FOR SUPPLIERS
       USING CONTROLLED-ATMOSPHERE KILLING OF CHICKENS.

06     APPROVE SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED,      Shr           Against                        For
       TO RECOMMEND PHASE OUT OF SALE OF EGGS FROM
       HENS CONFINED IN BATTERY CAGES.

07     APPROVE SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED,      Shr           For                            Against
       TO RECOMMEND PREPARATION OF PRODUCT TOXICITY
       REPORT.

08     APPROVE SHAREHOLDER PROPOSAL, IF PROPERLY PRESENTED,      Shr           For                            Against
       TO RECOMMEND ADOPTION OF PROPOSED COMPENSATION
       PRINCIPLES FOR SENIOR EXECUTIVES.




--------------------------------------------------------------------------------------------------------------------------
 THE SHAW GROUP INC.                                                                         Agenda Number:  932801598
--------------------------------------------------------------------------------------------------------------------------
    Security:  820280105                                                             Meeting Type:  Annual
      Ticker:  SGR                                                                   Meeting Date:  29-Jan-2008
        ISIN:  US8202801051
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J.M. BERNHARD, JR.                                        Mgmt          For                            For
       JAMES F. BARKER                                           Mgmt          For                            For
       THOS. E. CAPPS                                            Mgmt          For                            For
       L. LANE GRIGSBY                                           Mgmt          For                            For
       DANIEL A. HOFFLER                                         Mgmt          For                            For
       DAVID W. HOYLE                                            Mgmt          For                            For
       MICHAEL J. MANCUSO                                        Mgmt          For                            For
       ALBERT D. MCALISTER                                       Mgmt          For                            For

02     PROPOSAL TO RATIFY THE AUDIT COMMITTEE'S APPOINTMENT      Mgmt          For                            For
       OF KPMG LLP AS OUR INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM FOR THE 2008 FISCAL YEAR.

03     TRANSACT SUCH OTHER BUSINESS, INCLUDING ACTION            Mgmt          Against                        Against
       ON SHAREHOLDER PROPOSALS, AS MAY PROPERLY COME
       BEFORE THE ANNUAL MEETING AND ANY ADJOURNMENT
       OR POSTPONEMENT THEREOF.




--------------------------------------------------------------------------------------------------------------------------
 THE TIMKEN COMPANY                                                                          Agenda Number:  932844815
--------------------------------------------------------------------------------------------------------------------------
    Security:  887389104                                                             Meeting Type:  Annual
      Ticker:  TKR                                                                   Meeting Date:  01-May-2008
        ISIN:  US8873891043
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PHILLIP R. COX                                            Mgmt          For                            For
       ROBERT W. MAHONEY                                         Mgmt          For                            For
       WARD J. TIMKEN, JR.                                       Mgmt          For                            For
       JOSEPH F. TOOT, JR.                                       Mgmt          Withheld                       Against

02     TO APPROVE THE TIMKEN COMPANY LONG-TERM INCENTIVE         Mgmt          For                            For
       PLAN, AS AMENDED AND RESTATED AS OF FEBRUARY
       5, 2008.

03     SHAREHOLDER PROPOSAL REQUESTING THE COMPANY               Shr           For                            Against
       IMPLEMENT EQUAL EMPLOYMENT OPPORTUNITY POLICIES
       PROHIBITING DISCRIMINATION BASED ON SEXUAL
       ORIENTATION AND GENDER INDENTITY.

04     SHAREHOLDER PROPOSAL TO ELIMINATE CLASSIFICATION          Shr           For                            Against
       OF TERMS OF THE BOARD OF DIRECTORS AND REQUIRE
       ALL DIRECTORS STAND FOR ELECTION ANNUALLY.




--------------------------------------------------------------------------------------------------------------------------
 TRW AUTOMOTIVE HOLDINGS CORP.                                                               Agenda Number:  932853458
--------------------------------------------------------------------------------------------------------------------------
    Security:  87264S106                                                             Meeting Type:  Annual
      Ticker:  TRW                                                                   Meeting Date:  20-May-2008
        ISIN:  US87264S1069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL H. O'NEILL                                           Mgmt          For                            For
       FRANCOIS J. CASTAING                                      Mgmt          For                            For

02     THE RATIFICATION OF ERNST & YOUNG LLP, AN INDEPENDENT     Mgmt          For                            For
       REGISTERED PUBLIC ACCOUNTING FIRM, TO AUDIT
       THE CONSOLIDATED FINANCIAL STATEMENTS OF TRW
       AUTOMOTIVE HOLDINGS CORP. FOR 2008.




--------------------------------------------------------------------------------------------------------------------------
 TYSON FOODS, INC.                                                                           Agenda Number:  932801461
--------------------------------------------------------------------------------------------------------------------------
    Security:  902494103                                                             Meeting Type:  Annual
      Ticker:  TSN                                                                   Meeting Date:  01-Feb-2008
        ISIN:  US9024941034
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DON TYSON                                                 Mgmt          Withheld                       Against
       JOHN TYSON                                                Mgmt          Withheld                       Against
       RICHARD L. BOND                                           Mgmt          Withheld                       Against
       SCOTT T. FORD                                             Mgmt          Withheld                       Against
       LLOYD V. HACKLEY                                          Mgmt          Withheld                       Against
       JIM KEVER                                                 Mgmt          Withheld                       Against
       KEVIN M. MCNAMARA                                         Mgmt          For                            For
       JO ANN R. SMITH                                           Mgmt          Withheld                       Against
       BARBARA A. TYSON                                          Mgmt          Withheld                       Against
       ALBERT C. ZAPANTA                                         Mgmt          Withheld                       Against

02     TO RATIFY THE SELECTION OF ERNST & YOUNG LLP,             Mgmt          For                            For
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM,
       AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANT FOR THE FISCAL YEAR ENDING SEPTEMBER
       27, 2008.




--------------------------------------------------------------------------------------------------------------------------
 UNITED RENTALS, INC.                                                                        Agenda Number:  932773991
--------------------------------------------------------------------------------------------------------------------------
    Security:  911363109                                                             Meeting Type:  Special
      Ticker:  URI                                                                   Meeting Date:  19-Oct-2007
        ISIN:  US9113631090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     ADOPTION OF THE AGREEMENT AND PLAN OF MERGER,             Mgmt          For                            For
       DATED AS OF JULY 22, 2007, BY AND AMONG UNITED
       RENTALS, INC., RAM HOLDINGS, INC., AND RAM
       ACQUISITION CORP., AS IT MAY BE AMENDED FROM
       TIME TO TIME.

02     ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY          Mgmt          For                            For
       OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES
       IN FAVOR OF PROPOSAL NUMBER 1 IF THERE ARE
       INSUFFICIENT VOTES AT THE TIME OF SUCH ADJOURNMENT
       TO APPROVE PROPOSAL NUMBER 1.




--------------------------------------------------------------------------------------------------------------------------
 UNITED STATES CELLULAR CORPORATION                                                          Agenda Number:  932869386
--------------------------------------------------------------------------------------------------------------------------
    Security:  911684108                                                             Meeting Type:  Annual
      Ticker:  USM                                                                   Meeting Date:  20-May-2008
        ISIN:  US9116841084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       J.S. CROWLEY                                              Mgmt          For                            For

02     NON-EMPLOYEE DIRECTOR COMPENSATION PLAN.                  Mgmt          For                            For

03     2009 EMPLOYEE STOCK PURCHASE PLAN.                        Mgmt          For                            For

04     RATIFY ACCOUNTANTS FOR 2008.                              Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VISHAY INTERTECHNOLOGY, INC.                                                                Agenda Number:  932869273
--------------------------------------------------------------------------------------------------------------------------
    Security:  928298108                                                             Meeting Type:  Annual
      Ticker:  VSH                                                                   Meeting Date:  28-May-2008
        ISIN:  US9282981086
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ELIYAHU HURVITZ                                           Mgmt          For                            For
       DR. ABRAHAM LUDOMIRSKI                                    Mgmt          For                            For
       WAYNE M. ROGERS                                           Mgmt          For                            For
       MARK I. SOLOMON                                           Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS VISHAY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.

03     TO APPROVE THE AMENDMENT AND RESTATEMENT OF               Mgmt          For                            For
       VISHAY'S 2007 STOCK OPTION PLAN.

04     TO APPROVE THE AMENDMENTS TO VISHAY'S CHARTER             Mgmt          For                            For
       DOCUMENTS.




--------------------------------------------------------------------------------------------------------------------------
 WEBMD HEALTH CORP.                                                                          Agenda Number:  932762582
--------------------------------------------------------------------------------------------------------------------------
    Security:  94770V102                                                             Meeting Type:  Annual
      Ticker:  WBMD                                                                  Meeting Date:  18-Sep-2007
        ISIN:  US94770V1026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       MARK J. ADLER, M.D.*                                      Mgmt          For                            For
       NEIL F. DIMICK*                                           Mgmt          For                            For
       JAMES V. MANNING*                                         Mgmt          For                            For
       WAYNE T. GATTINELLA**                                     Mgmt          For                            For
       A. R. MOOSSA, M.D.**                                      Mgmt          For                            For
       STANLEY S TROTMAN, JR**                                   Mgmt          For                            For
       JEROME C. KELLER***                                       Mgmt          For                            For
       MARTIN J. WYGOD***                                        Mgmt          For                            For

02     TO APPROVE AN AMENDMENT TO WEBMD'S 2005 LONG-TERM         Mgmt          Against                        Against
       INCENTIVE PLAN TO INCREASE THE NUMBER OF SHARES
       RESERVED FOR ISSUANCE.

03     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM TO SERVE AS WEBMD'S INDEPENDENT AUDITOR
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2007.




--------------------------------------------------------------------------------------------------------------------------
 WESCO INTERNATIONAL, INC.                                                                   Agenda Number:  932874957
--------------------------------------------------------------------------------------------------------------------------
    Security:  95082P105                                                             Meeting Type:  Annual
      Ticker:  WCC                                                                   Meeting Date:  21-May-2008
        ISIN:  US95082P1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROY W. HALEY                                              Mgmt          For                            For
       GEORGE L. MILES, JR.                                      Mgmt          For                            For
       JOHN K. MORGAN                                            Mgmt          For                            For
       JAMES L. SINGLETON                                        Mgmt          For                            For

02     APPROVAL OF RENEWAL AND RESTATEMENT OF THE WESCO          Mgmt          Against                        Against
       INTERNATIONAL, INC. 1999 LONG-TERM INCENTIVE
       PLAN.

03     RATIFICATION OF THE APPOINTMENT OF PRICEWATERHOUSECOOPERS Mgmt          For                            For
       LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2008.




--------------------------------------------------------------------------------------------------------------------------
 WYNDHAM WORLDWIDE CORPORATION                                                               Agenda Number:  932831325
--------------------------------------------------------------------------------------------------------------------------
    Security:  98310W108                                                             Meeting Type:  Annual
      Ticker:  WYN                                                                   Meeting Date:  24-Apr-2008
        ISIN:  US98310W1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JAMES E. BUCKMAN                                          Mgmt          For                            For
       GEORGE HERRERA                                            Mgmt          For                            For

02     TO RATIFY AND APPROVE THE APPOINTMENT OF DELOITTE         Mgmt          For                            For
       & TOUCHE LLP AS WYNDHAM WORLDWIDE CORPORATION'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
       FOR THE FISCAL YEAR ENDING DECEMBER 31, 2008.



* Management position unknown

========== END NPX REPORT


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         VAN ECK WORLDWIDE INSURANCE TRUST
By (Signature)       /s/ Keith J. Carlson
Name                 Keith J. Carlson
Title                President
Date                 08/29/2008